UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-5251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Extended Market Index Fund

May 31, 2017

SEI-QTLY-0717
1.816014.112

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 14.7%
Auto Components - 1.3%
Adient PLC	405,249	$27,771,714
American Axle & Manufacturing Holdings, Inc. (a)	361,716	5,465,529
Autoliv, Inc. (b)	383,535	42,541,702
Clean Diesel Technologies, Inc. (a)(b)	23,558	70,203
Cooper Tire & Rubber Co.	229,720	8,269,920
Cooper-Standard Holding, Inc. (a)	77,479	8,368,507
Dana Holding Corp.	613,021	12,947,004
Dorman Products, Inc. (a)(b)	133,826	11,161,088
Fox Factory Holding Corp. (a)	148,598	4,881,444
Gentex Corp.	1,232,209	23,387,327
Gentherm, Inc. (a)	162,500	6,126,250
Hertz Global Holdings, Inc. (a)(b)	315,419	3,220,428
Horizon Global Corp. (a)(b)	95,651	1,407,026
LCI Industries	107,123	9,533,947
Lear Corp.	299,078	44,574,585
Modine Manufacturing Co. (a)	218,308	3,318,282
Motorcar Parts of America, Inc. (a)(b)	79,994	2,325,426
Shiloh Industries, Inc. (a)	37,518	438,961
Standard Motor Products, Inc.	91,465	4,450,687
Stoneridge, Inc. (a)	118,638	1,834,143
Strattec Security Corp.	14,358	510,427
Superior Industries International, Inc.	96,645	1,884,578
Sypris Solutions, Inc. (a)	33,998	49,977
Tenneco, Inc.	242,021	13,758,894
Tower International, Inc.	98,181	2,277,799
Unique Fabricating, Inc. (b)	9,604	89,221
UQM Technologies, Inc. (a)(b)	137,888	113,413
Visteon Corp. (a)	144,443	14,486,188
VOXX International Corp. (a)	83,482	484,196
Workhorse Group, Inc. (a)(b)	97,973	344,865
		256,093,731
Automobiles - 1.1%
REV Group, Inc. (b)	54,597	1,465,929
Tesla, Inc. (a)(b)	538,708	183,704,716
Thor Industries, Inc.	207,019	18,741,430
Winnebago Industries, Inc. (b)	112,011	2,744,270
		206,656,345
Distributors - 0.1%
Core-Mark Holding Co., Inc.	203,246	6,920,526
Educational Development Corp. (b)	16,502	162,545
Fenix Parts, Inc. (a)(b)	54,314	77,126
Pool Corp.	174,551	20,794,261
Weyco Group, Inc.	21,447	586,147
		28,540,605
Diversified Consumer Services - 0.8%
American Public Education, Inc. (a)	68,815	1,513,930
Ascent Capital Group, Inc. (a)	47,464	653,579
Bridgepoint Education, Inc. (a)	66,528	920,748
Bright Horizons Family Solutions, Inc. (a)	217,350	16,675,092
Cambium Learning Group, Inc. (a)	48,546	241,274
Capella Education Co.	50,501	4,370,862
Career Education Corp. (a)	274,024	2,586,787
Carriage Services, Inc.	65,607	1,724,808
Chegg, Inc. (a)(b)	244,053	2,928,636
Collectors Universe, Inc.	21,093	528,380
DeVry, Inc. (b)	251,371	9,401,275
Graham Holdings Co.	20,794	12,451,447
Grand Canyon Education, Inc. (a)	205,476	16,109,318
Houghton Mifflin Harcourt Co. (a)(b)	463,566	5,725,040
K12, Inc. (a)	154,850	2,915,826
Laureate Education, Inc. Class A	166,957	2,791,521
Liberty Tax, Inc. (b)	27,950	394,095
Lincoln Educational Services Corp. (a)	84,172	283,660
National American University Holdings, Inc.	23,237	53,677
Regis Corp. (a)	160,027	1,512,255
Service Corp. International	812,191	25,892,649
ServiceMaster Global Holdings, Inc. (a)	580,604	21,946,831
Sotheby's Class A (Ltd. vtg.) (a)(b)	197,658	10,394,834
Strayer Education, Inc.	46,164	4,083,206
Universal Technical Institute, Inc. (a)	87,539	321,268
Weight Watchers International, Inc. (a)(b)	122,175	3,213,203
		149,634,201
Hotels, Restaurants & Leisure - 4.2%
ARAMARK Holdings Corp.	1,067,212	39,764,319
Ark Restaurants Corp.	8,457	217,345
Bagger Daves Burger Tavern, Inc.	33,035	5,649
Belmond Ltd. Class A (a)	384,579	4,749,551
Biglari Holdings, Inc. (a)	4,573	1,738,700
BJ's Restaurants, Inc. (a)(b)	88,226	3,952,525
Bloomin' Brands, Inc.	459,476	9,203,304
Bob Evans Farms, Inc.	88,961	6,263,744
Bojangles', Inc. (a)(b)	69,174	1,210,545
Boyd Gaming Corp.	351,048	8,920,130
Bravo Brio Restaurant Group, Inc. (a)	63,389	297,928
Brinker International, Inc. (b)	218,671	8,578,463
Buffalo Wild Wings, Inc. (a)(b)	71,413	10,262,048
Caesars Entertainment Corp. (a)(b)	251,223	2,750,892
Carrols Restaurant Group, Inc. (a)	153,011	1,813,180
Century Casinos, Inc. (a)	79,328	619,552
Chanticleer Holdings, Inc. (a)(b)	9,213	26,073
Choice Hotels International, Inc.	158,377	10,286,586
Churchill Downs, Inc.	56,107	9,406,339
Chuy's Holdings, Inc. (a)(b)	82,228	2,211,933
ClubCorp Holdings, Inc.	285,558	3,797,921
Cracker Barrel Old Country Store, Inc. (b)	102,800	17,148,068
Dave & Buster's Entertainment, Inc. (a)(b)	159,090	10,611,303
Del Frisco's Restaurant Group, Inc. (a)	105,058	1,785,986
Del Taco Restaurants, Inc. (a)(b)	140,561	1,803,398
Denny's Corp. (a)	339,423	4,039,134
DineEquity, Inc.	75,057	3,433,858
Diversified Restaurant Holdings, Inc. (a)	33,035	104,391
Domino's Pizza, Inc.	206,146	43,645,231
Dover Downs Gaming & Entertainment, Inc. (a)	28,631	32,067
Dover Motorsports, Inc.	22,686	47,641
Drive Shack, Inc.	278,628	908,327
Dunkin' Brands Group, Inc.	393,857	23,044,573
El Pollo Loco Holdings, Inc. (a)(b)	97,361	1,328,978
Eldorado Resorts, Inc. (a)	179,218	3,718,774
Empire Resorts, Inc. (a)(b)	9,364	228,950
Entertainment Gaming Asia, Inc. (a)	10,477	24,411
Extended Stay America, Inc. unit	466,174	8,484,367
Famous Dave's of America, Inc. (a)(b)	21,114	82,872
Fiesta Restaurant Group, Inc. (a)	118,712	2,617,600
Flanigans Enterprises, Inc.	1,120	29,736
Fogo de Chao, Inc. (a)	44,064	603,677
Full House Resorts, Inc. (a)	24,413	55,906
Gaming Partners International Corp.	1,584	16,394
Golden Entertainment, Inc.	33,424	555,173
Good Times Restaurants, Inc. (a)(b)	41,006	143,521
Habit Restaurants, Inc. Class A (a)(b)	85,475	1,585,561
Hilton Grand Vacations, Inc. (a)(b)	253,230	9,058,037
Hilton, Inc.	826,869	54,961,982
Hyatt Hotels Corp. Class A (a)	159,570	9,207,189
ILG, Inc.	469,206	12,640,410
International Speedway Corp. Class A	111,755	3,944,952
Intrawest Resorts Holdings, Inc. (a)	62,384	1,479,125
J. Alexanders Holdings, Inc. (a)	59,031	670,002
Jack in the Box, Inc.	134,457	14,330,427
Jamba, Inc. (a)(b)	61,744	435,295
Kona Grill, Inc. (a)(b)	43,155	172,620
La Quinta Holdings, Inc. (a)	357,487	4,954,770
Las Vegas Sands Corp.	1,589,710	93,999,552
Lindblad Expeditions Holdings (a)	89,178	848,975
Luby's, Inc. (a)	54,955	146,180
Marcus Corp.	82,737	2,730,321
Marriott Vacations Worldwide Corp. (b)	106,205	12,375,007
MGM Mirage, Inc.	2,084,308	66,114,250
Monarch Casino & Resort, Inc. (a)	52,952	1,596,503
Nathan's Famous, Inc. (a)	14,327	901,168
Noodles & Co. (a)(b)	86,399	419,035
Norwegian Cruise Line Holdings Ltd. (a)	707,439	35,350,727
Panera Bread Co. Class A (a)	92,377	29,051,643
Papa John's International, Inc. (b)	114,237	9,204,075
Papa Murphy's Holdings, Inc. (a)(b)	43,281	210,346
Park Hotels & Resorts, Inc.	538,929	13,872,032
Peak Resorts, Inc.	18,903	86,954
Penn National Gaming, Inc. (a)	372,134	7,193,350
Pinnacle Entertainment, Inc. (a)	246,572	4,830,345
Planet Fitness, Inc. (b)	310,853	6,792,138
Potbelly Corp. (a)	111,393	1,281,020
Rave Restaurant Group, Inc. (a)(b)	27,514	58,880
RCI Hospitality Holdings, Inc.	40,834	849,756
Red Lion Hotels Corp. (a)	96,281	630,641
Red Robin Gourmet Burgers, Inc. (a)(b)	55,459	3,997,207
Red Rock Resorts, Inc.	173,265	4,095,985
Ruby Tuesday, Inc. (a)(b)	276,837	609,041
Ruth's Hospitality Group, Inc.	146,679	3,168,266
Scientific Games Corp. Class A (a)(b)	216,091	5,013,311
SeaWorld Entertainment, Inc. (b)	290,191	5,179,909
Shake Shack, Inc. Class A (a)(b)	79,162	2,930,577
Six Flags Entertainment Corp.	366,693	22,140,923
Sonic Corp. (b)	197,876	5,781,937
Speedway Motorsports, Inc.	53,351	918,704
Texas Roadhouse, Inc. Class A	276,957	13,548,736
The Cheesecake Factory, Inc. (b)	188,015	11,089,125
The ONE Group Hospitality, Inc. (a)	65	142
Town Sports International Holdings, Inc. (a)	75,993	300,172
U.S. Foods Holding Corp.	576,563	17,273,827
Vail Resorts, Inc.	172,234	36,840,853
Wendy's Co.	845,883	13,677,928
Wingstop, Inc. (b)	134,080	3,822,621
Zoe's Kitchen, Inc. (a)(b)	85,967	1,195,801
		804,139,396
Household Durables - 1.1%
AV Homes, Inc. (a)(b)	44,054	690,546
Bassett Furniture Industries, Inc.	40,628	1,206,652
Beazer Homes U.S.A., Inc. (a)	147,094	1,794,547
CalAtlantic Group, Inc. (b)	313,212	11,288,160
Cavco Industries, Inc. (a)	38,060	4,196,115
Century Communities, Inc. (a)	70,612	1,758,239
Comstock Holding Companies, Inc. (a)	5,354	10,119
CSS Industries, Inc.	31,927	848,939
Dixie Group, Inc. (a)	53,047	225,450
Emerson Radio Corp. (a)	24,397	31,960
Ethan Allen Interiors, Inc. (b)	110,848	2,987,354
Flexsteel Industries, Inc.	28,089	1,422,708
GoPro, Inc. Class A (a)(b)	436,274	3,586,172
Green Brick Partners, Inc. (a)(b)	103,995	1,029,551
Helen of Troy Ltd. (a)	120,394	10,955,854
Hooker Furniture Corp.	52,315	2,244,314
Hovnanian Enterprises, Inc. Class A (a)(b)	504,242	1,225,308
Installed Building Products, Inc. (a)	87,541	4,342,034
iRobot Corp. (a)(b)	117,717	10,914,720
KB Home (b)	365,917	7,676,939
Koss Corp. (a)	1,389	2,445
La-Z-Boy, Inc.	214,088	5,673,332
LGI Homes, Inc. (a)(b)	73,139	2,369,704
Libbey, Inc.	91,140	744,614
Lifetime Brands, Inc.	49,962	919,301
Live Ventures, Inc. (a)(b)	13,691	138,142
M.D.C. Holdings, Inc. (b)	186,008	6,259,169
M/I Homes, Inc. (b)	105,916	2,985,772
Meritage Homes Corp. (a)	173,856	6,936,854
NACCO Industries, Inc. Class A	20,539	1,360,709
New Home Co. LLC (a)(b)	57,074	613,546
Nova LifeStyle, Inc. (a)(b)	96,346	130,067
NVR, Inc. (a)	14,906	34,021,156
Skyline Corp. (a)(b)	30,617	161,045
Stanley Furniture Co., Inc.	37,789	43,835
Taylor Morrison Home Corp. (a)	270,259	6,283,522
Tempur Sealy International, Inc. (a)(b)	204,737	9,507,986
Toll Brothers, Inc.	635,770	23,466,271
TopBuild Corp. (a)	162,219	8,686,827
TRI Pointe Homes, Inc. (a)(b)	676,718	8,371,002
Tupperware Brands Corp.	218,331	15,700,182
Turtle Beach Corp. (a)(b)	43,489	33,421
UCP, Inc. (a)	33,519	368,709
Universal Electronics, Inc. (a)	63,479	4,100,743
Vuzix Corp. (a)(b)	62,731	360,703
William Lyon Homes, Inc. (a)(b)	101,497	2,298,907
Zagg, Inc. (a)	120,643	1,007,369
		210,981,014
Internet & Direct Marketing Retail - 0.6%
1-800-FLOWERS.com, Inc. Class A (a)	131,286	1,312,860
CafePress, Inc. (a)	18,875	48,131
Duluth Holdings, Inc. (a)(b)	36,141	705,472
Etsy, Inc. (a)(b)	403,287	5,408,079
EVINE Live, Inc. (a)	206,333	259,980
FTD Companies, Inc. (a)	73,961	1,281,005
Gaia, Inc. Class A (a)	64,695	705,176
Groupon, Inc. (a)(b)	1,706,591	5,136,839
HSN, Inc.	139,421	4,621,806
JRJR Networks (a)(b)	44,389	23,548
Lands' End, Inc. (a)(b)	66,814	1,175,926
Liberty Expedia Holdings, Inc.	237,560	12,393,505
Liberty Interactive Corp.:
(Venture Group) Series A (a)(b)	349,284	18,822,915
QVC Group Series A (a)	1,922,035	45,090,941
Liberty TripAdvisor Holdings, Inc. (a)	317,071	3,757,291
NutriSystem, Inc. (b)	127,876	6,655,946
Overstock.com, Inc. (a)	65,819	924,757
PetMed Express, Inc. (b)	85,301	2,993,212
Shutterfly, Inc. (a)(b)	144,519	7,152,245
U.S. Auto Parts Network, Inc. (a)	62,757	192,036
Wayfair LLC Class A (a)(b)	130,971	8,244,624
		126,906,294
Leisure Products - 0.4%
American Outdoor Brands Corp. (a)(b)	242,101	5,483,588
Black Diamond, Inc. (a)(b)	93,828	558,277
Brunswick Corp.	385,523	21,304,001
Callaway Golf Co.	417,114	5,314,032
Escalade, Inc.	33,614	403,368
JAKKS Pacific, Inc. (a)(b)	79,564	334,169
Johnson Outdoors, Inc. Class A	25,505	1,095,185
Malibu Boats, Inc. Class A (a)	77,034	1,868,075
Marine Products Corp.	22,297	303,462
MCBC Holdings, Inc. (a)	60,609	1,165,511
Nautilus, Inc. (a)(b)	131,383	2,384,601
Polaris Industries, Inc. (b)	255,015	21,319,254
Sturm, Ruger & Co., Inc. (b)	80,609	5,134,793
Summer Infant, Inc. (a)	37,416	67,349
Vista Outdoor, Inc. (a)(b)	251,298	5,272,232
		72,007,897
Media - 2.6%
A.H. Belo Corp. Class A	70,842	400,257
AMC Entertainment Holdings, Inc. Class A	233,263	5,248,418
AMC Networks, Inc. Class A (a)	249,154	13,200,179
Ballantyne of Omaha, Inc. (a)	47,765	320,026
Beasley Broadcast Group, Inc. Class A	5,286	48,367
Cable One, Inc.	20,351	14,624,229
Central European Media Enterprises Ltd. Class A (a)(b)	317,479	1,238,168
Cinedigm Corp. (a)(b)	23,731	40,817
Cinemark Holdings, Inc. (b)	457,130	18,088,634
Clear Channel Outdoor Holding, Inc. Class A (a)	153,163	589,678
Cumulus Media, Inc. Class A (a)(b)	76,888	43,749
Daily Journal Corp. (a)(b)	4,313	907,024
E.W. Scripps Co. Class A (a)(b)	249,395	4,284,606
Emmis Communications Corp. Class A (a)	24,761	80,721
Entercom Communications Corp. Class A (b)	120,536	1,241,521
Entravision Communication Corp. Class A	286,902	1,649,687
Gannett Co., Inc.	490,323	3,849,036
Global Eagle Entertainment, Inc. (a)(b)	223,324	690,071
Gray Television, Inc. (a)	300,702	3,623,459
Harte-Hanks, Inc. (a)	205,404	262,917
Hemisphere Media Group, Inc. (a)(b)	52,967	595,879
Insignia Systems, Inc.	22,896	23,583
John Wiley & Sons, Inc. Class A	203,117	10,298,032
Lee Enterprises, Inc. (a)(b)	197,525	404,926
Liberty Broadband Corp.:
Class A (a)	106,720	9,418,040
Class C (a)(b)	300,658	26,809,674
Liberty Global PLC:
Class A (a)(b)	1,160,423	35,485,735
Class C (a)(b)	2,738,294	81,382,098
LiLAC Class A (a)(b)	230,476	4,865,356
LiLAC Class C (a)(b)	513,913	10,771,616
Liberty Media Corp.:
Liberty Braves Class A (a)	47,693	1,131,278
Liberty Braves Class C (a)	135,237	3,153,727
Liberty Media Class A (a)(b)	112,685	3,594,652
Liberty Media Class C (a)(b)	177,062	5,896,165
Liberty SiriusXM Class A (a)	446,925	18,623,365
Liberty SiriusXM Class C (a)	702,328	29,266,008
Lions Gate Entertainment Corp.:
Class A (b)	234,228	6,347,579
Class B (a)(b)	500,424	12,655,723
Live Nation Entertainment, Inc. (a)(b)	569,964	19,658,058
Loral Space & Communications Ltd. (a)(b)	56,686	2,239,097
Meredith Corp.	158,048	8,550,397
MSG Network, Inc. Class A (a)(b)	269,464	5,672,217
National CineMedia, Inc.	289,834	2,107,093
New Media Investment Group, Inc. (b)	243,842	3,152,877
Nexstar Broadcasting Group, Inc. Class A (b)	186,509	10,668,315
NTN Communications, Inc. (a)(b)	21,179	141,899
Reading International, Inc. Class A (a)	68,862	1,099,038
Regal Entertainment Group Class A	442,445	9,202,856
RLJ Entertainment, Inc. (a)(b)	87,770	242,245
Saga Communications, Inc. Class A	17,390	842,546
Salem Communications Corp. Class A	38,916	266,575
Scholastic Corp.	116,290	4,945,814
Sinclair Broadcast Group, Inc. Class A	313,353	10,152,637
Sirius XM Holdings, Inc. (b)	7,486,497	39,304,109
SPAR Group, Inc. (a)	211,168	209,056
The Madison Square Garden Co. (a)	62,580	12,228,758
The McClatchy Co. Class A (a)(b)	20,839	211,724
The New York Times Co. Class A	525,891	9,255,682
Time, Inc.	431,065	5,388,313
Townsquare Media, Inc. (a)	40,471	407,138
Tribune Media Co. Class A	324,077	12,379,741
tronc, Inc. (a)	102,477	1,149,792
Urban One, Inc. Class D (non-vtg.) (a)	114,506	229,012
World Wrestling Entertainment, Inc. Class A (b)	165,468	3,377,202
		494,237,191
Multiline Retail - 0.2%
Big Lots, Inc. (b)	183,248	8,948,000
Dillard's, Inc. Class A (b)	108,119	5,565,966
Fred's, Inc. Class A (b)	148,273	2,040,236
JC Penney Corp., Inc. (a)(b)	1,289,424	6,060,293
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	200,816	8,263,578
Sears Holdings Corp. (a)(b)	214,478	1,584,992
The Bon-Ton Stores, Inc. (a)(b)	46,249	22,662
Tuesday Morning Corp. (a)(b)	195,077	331,631
		32,817,358
Specialty Retail - 1.7%
Aarons, Inc. Class A	282,353	10,311,532
Abercrombie & Fitch Co. Class A	288,053	3,799,419
America's Car Mart, Inc. (a)(b)	32,877	1,188,504
American Eagle Outfitters, Inc. (b)	719,120	8,269,880
Appliance Recycling Centers of America, Inc. (a)	2,967	2,463
Armstrong Flooring, Inc. (a)(b)	109,555	2,025,672
Asbury Automotive Group, Inc. (a)(b)	87,283	4,883,484
Ascena Retail Group, Inc. (a)(b)	736,486	1,303,580
Barnes & Noble Education, Inc. (a)(b)	156,009	1,480,525
Barnes & Noble, Inc.	244,408	1,637,534
bebe stores, Inc. (a)(b)	12,304	66,072
Big 5 Sporting Goods Corp.	77,948	1,083,477
Boot Barn Holdings, Inc. (a)(b)	56,501	440,143
Build-A-Bear Workshop, Inc. (a)	62,129	667,887
Burlington Stores, Inc. (a)	304,704	29,815,286
Cabela's, Inc. Class A (a)	226,029	11,941,112
Caleres, Inc.	185,827	5,080,510
Chico's FAS, Inc.	580,288	5,489,524
Christopher & Banks Corp. (a)(b)	142,357	190,758
Citi Trends, Inc.	61,372	1,120,039
Conn's, Inc. (a)(b)	103,172	1,764,241
CST Brands, Inc.	317,659	15,352,459
Destination Maternity Corp. (a)	47,814	207,991
Destination XL Group, Inc. (a)(b)	165,015	396,036
DGSE Companies, Inc. (a)	6,929	11,433
Dick's Sporting Goods, Inc.	382,225	15,720,914
DSW, Inc. Class A (b)	313,027	5,268,244
Express, Inc. (a)	326,447	2,533,229
Finish Line, Inc. Class A	173,876	2,453,390
Five Below, Inc. (a)(b)	243,633	12,498,373
Francesca's Holdings Corp. (a)	164,101	2,077,519
GameStop Corp. Class A (b)	436,723	9,669,047
Genesco, Inc. (a)(b)	88,725	3,300,570
GNC Holdings, Inc. (b)	286,759	2,173,633
Group 1 Automotive, Inc.	85,754	5,158,103
Guess?, Inc. (b)	272,830	3,284,873
Haverty Furniture Companies, Inc.	84,810	2,031,200
Hibbett Sports, Inc. (a)(b)	113,850	2,641,320
Kirkland's, Inc. (a)	64,776	586,223
Lithia Motors, Inc. Class A (sub. vtg.) (b)	104,049	9,452,852
Lumber Liquidators Holdings, Inc. (a)(b)	120,424	3,489,888
MarineMax, Inc. (a)(b)	110,011	1,985,699
Michaels Companies, Inc. (a)(b)	481,990	9,316,867
Monro Muffler Brake, Inc.	138,240	6,856,704
Murphy U.S.A., Inc. (a)(b)	156,605	10,653,838
New York & Co., Inc. (a)(b)	123,907	183,382
Office Depot, Inc.	2,251,861	11,507,010
Party City Holdco, Inc. (a)(b)	108,856	1,801,567
Penske Automotive Group, Inc.	158,679	6,720,056
Perfumania Holdings, Inc. (a)(b)	10,679	15,698
Pier 1 Imports, Inc. (b)	336,151	1,684,117
Rent-A-Center, Inc. (b)	229,748	2,621,425
RH (a)(b)	148,595	8,337,665
Sally Beauty Holdings, Inc. (a)(b)	636,536	11,470,379
Sears Hometown & Outlet Stores, Inc. (a)(b)	48,309	147,342
Select Comfort Corp. (a)(b)	185,514	5,342,803
Shoe Carnival, Inc.	61,077	1,249,025
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	124,006	2,331,313
Sportsman's Warehouse Holdings, Inc. (a)(b)	125,349	730,785
Stage Stores, Inc. (b)	128,267	278,339
Stein Mart, Inc. (b)	120,516	175,953
Tailored Brands, Inc.	205,110	2,178,268
Tandy Leather Factory, Inc. (a)	3,074	26,129
The Buckle, Inc. (b)	117,168	1,991,856
The Cato Corp. Class A (sub. vtg.)	111,693	2,251,731
The Children's Place Retail Stores, Inc. (b)	77,364	8,370,785
The Container Store Group, Inc. (a)(b)	75,281	433,619
Tile Shop Holdings, Inc. (b)	146,904	2,886,664
Tilly's, Inc.	54,153	571,314
Trans World Entertainment Corp. (a)	29,120	49,504
Urban Outfitters, Inc. (a)(b)	390,214	7,363,338
Vitamin Shoppe, Inc. (a)(b)	110,328	1,279,805
West Marine, Inc.	71,939	707,160
Williams-Sonoma, Inc. (b)	354,940	17,271,380
Winmark Corp.	8,782	1,075,795
Zumiez, Inc. (a)(b)	83,973	1,196,615
		321,932,869
Textiles, Apparel & Luxury Goods - 0.6%
Carter's, Inc.	209,887	17,244,316
Charles & Colvard Ltd. (a)	45,090	39,679
Cherokee, Inc. (a)	51,314	423,341
Columbia Sportswear Co.	123,057	6,679,534
Crocs, Inc. (a)	338,182	2,309,783
Crown Crafts, Inc.	2,227	16,814
Culp, Inc. (b)	41,594	1,335,167
Deckers Outdoor Corp. (a)(b)	136,362	9,458,068
Delta Apparel, Inc. (a)	25,490	481,251
Differential Brands Group, Inc. (a)	22,419	41,475
Forward Industries, Inc. (NY Shares) (a)(b)	18,823	20,894
Fossil Group, Inc. (a)(b)	171,326	1,845,181
G-III Apparel Group Ltd. (a)(b)	188,581	3,690,530
Iconix Brand Group, Inc. (a)(b)	274,433	1,643,854
Kate Spade & Co. (a)	551,615	10,160,748
Lakeland Industries, Inc. (a)	24,535	282,153
lululemon athletica, Inc. (a)(b)	458,283	22,121,320
Movado Group, Inc.	67,327	1,420,600
Naked Brand Group, Inc. (a)(b)	34,817	54,663
Oxford Industries, Inc.	65,064	3,496,539
Perry Ellis International, Inc. (a)	55,257	1,013,413
Rocky Brands, Inc.	27,150	386,888
Sequential Brands Group, Inc. (a)(b)	184,989	593,815
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	580,991	14,826,890
Steven Madden Ltd. (a)(b)	233,846	9,178,456
Superior Uniform Group, Inc.	30,551	589,634
Unifi, Inc. (a)	63,053	1,774,311
Vera Bradley, Inc. (a)(b)	96,199	905,233
Vince Holding Corp. (a)(b)	105,062	63,100
Wolverine World Wide, Inc.	415,380	10,799,880
		122,897,530

TOTAL CONSUMER DISCRETIONARY		2,826,844,431

CONSUMER STAPLES - 3.3%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)(b)	41,723	5,955,958
Castle Brands, Inc. (a)(b)	356,392	694,964
Coca-Cola Bottling Co. Consolidated	20,918	4,763,865
Craft Brew Alliance, Inc. (a)(b)	39,325	656,728
Crystal Rock Holdings, Inc. (a)	4,384	3,726
MGP Ingredients, Inc. (b)	53,411	2,735,177
National Beverage Corp.	51,760	4,966,372
Primo Water Corp. (a)	117,562	1,444,837
REED'S, Inc. (a)(b)	71,901	222,893
		21,444,520
Food & Staples Retailing - 0.6%
AdvancePierre Foods Holdings, Inc.	164,416	6,621,032
Andersons, Inc.	116,377	4,084,833
Casey's General Stores, Inc. (b)	166,719	19,404,424
Chefs' Warehouse Holdings (a)(b)	84,128	1,274,539
Ingles Markets, Inc. Class A	58,844	2,153,690
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	42,822	424,366
Performance Food Group Co. (a)	364,456	10,314,105
PriceSmart, Inc.	101,308	8,940,431
Rite Aid Corp. (a)	4,548,592	15,510,699
Smart & Final Stores, Inc. (a)(b)	132,210	1,731,951
SpartanNash Co.	166,314	4,956,157
Sprouts Farmers Market LLC (a)(b)	564,798	13,532,560
SUPERVALU, Inc. (a)	1,119,674	4,310,745
United Natural Foods, Inc. (a)(b)	221,930	8,863,884
Village Super Market, Inc. Class A	36,569	909,837
Weis Markets, Inc.	76,401	3,943,820
Welbilt, Inc. (a)(b)	607,458	11,748,238
		118,725,311
Food Products - 1.8%
Alico, Inc.	12,666	379,347
Amplify Snack Brands, Inc. (a)(b)	131,408	1,202,383
Arcadia Biosciences, Inc. (a)	26,228	18,360
B&G Foods, Inc. Class A (b)	286,725	11,626,699
Blue Buffalo Pet Products, Inc. (a)(b)	411,859	9,674,568
Bunge Ltd.	605,091	48,389,127
Cal-Maine Foods, Inc. (b)	130,643	4,859,920
Calavo Growers, Inc. (b)	68,245	4,620,187
Coffee Holding Co., Inc. (a)	18,940	92,238
Darling International, Inc. (a)	719,937	11,281,413
Dean Foods Co.	392,749	7,163,742
Farmer Brothers Co. (a)	40,539	1,216,170
Flowers Foods, Inc. (b)	799,864	14,781,487
Fresh Del Monte Produce, Inc. (b)	143,001	7,247,291
Freshpet, Inc. (a)(b)	84,135	1,278,852
Hostess Brands, Inc. Class A (a)(b)	377,532	5,942,354
Ingredion, Inc.	311,682	35,559,799
Inventure Foods, Inc. (a)(b)	76,402	324,709
J&J Snack Foods Corp.	66,003	8,586,990
John B. Sanfilippo & Son, Inc. (b)	39,021	2,527,390
Lamb Weston Holdings, Inc.	599,531	27,824,234
Lancaster Colony Corp.	85,473	10,584,122
Landec Corp. (a)	113,953	1,595,342
Lifeway Foods, Inc. (a)	27,446	269,520
Limoneira Co.	44,991	829,184
Omega Protein Corp.	96,626	1,686,124
Pilgrim's Pride Corp. (b)	254,353	5,918,794
Pinnacle Foods, Inc.	500,674	31,196,997
Post Holdings, Inc. (a)(b)	277,110	22,263,017
RiceBran Technologies (a)	15,640	13,294
Rocky Mountain Chocolate Factory, Inc.	3,001	36,042
S&W Seed Co. (a)(b)	38,997	157,938
Sanderson Farms, Inc. (b)	85,954	10,202,740
Seaboard Corp.	1,198	4,851,313
Seneca Foods Corp. Class A (a)	30,121	927,727
Snyders-Lance, Inc. (b)	372,834	13,701,650
The Hain Celestial Group, Inc. (a)(b)	448,156	15,654,089
Tootsie Roll Industries, Inc. (b)	89,305	3,098,884
TreeHouse Foods, Inc. (a)(b)	246,124	18,995,850
		346,579,887
Household Products - 0.3%
Central Garden & Pet Co. Class A (non-vtg.) (a)	194,420	5,620,682
Energizer Holdings, Inc.	269,066	14,421,938
HRG Group, Inc. (a)	594,473	11,277,153
Ocean Bio-Chem, Inc.	26,292	109,112
Oil-Dri Corp. of America	22,679	781,745
Orchids Paper Products Co. (b)	40,696	581,546
Spectrum Brands Holdings, Inc. (b)	104,707	14,077,856
WD-40 Co. (b)	63,004	6,659,523
		53,529,555
Personal Products - 0.4%
Avon Products, Inc. (a)(b)	1,890,770	6,428,618
CCA Industries, Inc. (a)	3,083	10,174
Cyanotech Corp. (a)	3,808	14,470
DS Healthcare Group, Inc. (a)	37,637	376
Edgewell Personal Care Co. (a)(b)	248,029	18,140,841
elf Beauty, Inc. (b)	86,380	2,113,719
Herbalife Ltd. (a)(b)	307,483	22,071,130
Inter Parfums, Inc.	80,161	2,789,603
LifeVantage Corp. (a)(b)	58,439	233,172
Mannatech, Inc.	4,519	65,977
MediFast, Inc.	48,533	2,019,458
MYOS Corp. (a)(b)	849	1,715
Natural Alternatives International, Inc. (a)	20,104	217,123
Natural Health Trends Corp. (b)	29,417	819,558
Nature's Sunshine Products, Inc.	31,943	404,079
Nu Skin Enterprises, Inc. Class A	214,481	11,770,717
Nutraceutical International Corp.	30,812	1,286,401
Reliv International, Inc. (a)	1,527	11,972
Revlon, Inc. (a)	56,452	1,050,007
The Female Health Co. (a)(b)	72,631	84,978
United-Guardian, Inc.	6,016	93,248
USANA Health Sciences, Inc. (a)(b)	46,495	2,994,278
		72,621,614
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	345,348	473,127
Alliance One International, Inc. (a)	33,481	351,551
Turning Point Brands, Inc.	29,381	492,132
Universal Corp. (b)	111,115	7,378,036
Vector Group Ltd. (b)	434,163	9,438,704
		18,133,550

TOTAL CONSUMER STAPLES		631,034,437

ENERGY - 3.7%
Energy Equipment & Services - 1.0%
Archrock, Inc.	301,614	3,166,947
Aspen Aerogels, Inc. (a)	85,012	384,254
Atwood Oceanics, Inc. (a)(b)	305,056	3,062,762
Basic Energy Services, Inc. (a)(b)	95,000	2,611,550
Bristow Group, Inc. (b)	142,536	933,611
Carbo Ceramics, Inc. (a)(b)	90,902	688,128
Core Laboratories NV (b)	191,562	19,585,299
Dawson Geophysical Co. (a)	84,323	324,644
Diamond Offshore Drilling, Inc. (a)(b)	274,267	3,167,784
Dril-Quip, Inc. (a)(b)	165,265	8,197,144
EcoStim Energy Solutions, Inc. (a)(b)	45,860	57,784
ENGlobal Corp. (a)	49,530	59,931
Ensco PLC Class A	1,312,309	8,188,808
Enservco Corp. (a)(b)	77,749	27,212
Era Group, Inc. (a)	75,717	636,780
Exterran Corp. (a)	137,290	3,871,578
Fairmount Santrol Holidings, Inc. (a)(b)	640,322	3,047,933
Forum Energy Technologies, Inc. (a)(b)	311,762	5,066,133
Frank's International NV (b)	226,789	1,696,382
Geospace Technologies Corp. (a)(b)	53,804	806,522
Gulf Island Fabrication, Inc.	51,115	472,814
Helix Energy Solutions Group, Inc. (a)	603,189	3,003,881
Hornbeck Offshore Services, Inc. (a)(b)	148,293	249,132
Independence Contract Drilling, Inc. (a)	127,230	486,019
ION Geophysical Corp. (a)(b)	31,686	141,003
Mammoth Energy Services, Inc. (b)	59,263	1,076,809
Matrix Service Co. (a)	116,892	952,670
McDermott International, Inc. (a)	1,235,190	7,670,530
Mitcham Industries, Inc. (a)	40,926	162,476
Nabors Industries Ltd. (b)	1,203,269	10,588,767
Natural Gas Services Group, Inc. (a)	52,753	1,382,129
Newpark Resources, Inc. (a)(b)	372,676	2,757,802
Noble Corp. (b)	1,024,474	4,149,120
Oceaneering International, Inc.	426,515	10,398,436
Oil States International, Inc. (a)(b)	226,051	6,611,992
Parker Drilling Co. (a)(b)	571,982	772,176
Patterson-UTI Energy, Inc.	742,721	15,834,812
PHI, Inc. (non-vtg.) (a)	46,438	413,298
Pioneer Energy Services Corp. (a)	318,662	780,722
Profire Energy, Inc. (a)	83,066	120,446
RigNet, Inc. (a)	52,479	879,023
Rowan Companies PLC (a)(b)	521,172	6,274,911
RPC, Inc. (b)	264,838	4,976,306
SAExploration Holdings, Inc.	35	113
SAExploration Holdings, Inc.:
warrants 7/27/21 (c)	42	11
warrants 7/27/21 (c)	42	16
SEACOR Holdings, Inc. (a)(b)	70,418	4,310,286
Smart Sand, Inc. (b)	101,936	992,857
Superior Energy Services, Inc. (a)(b)	660,904	6,853,574
Synthesis Energy Systems, Inc. (a)(b)	247,060	176,524
Tesco Corp. (a)(b)	196,597	914,176
TETRA Technologies, Inc. (a)	540,634	1,670,559
U.S. Silica Holdings, Inc. (b)	322,967	12,272,746
Unit Corp. (a)(b)	221,394	3,947,455
Weatherford International PLC (a)(b)	4,275,147	20,520,706
Willbros Group, Inc. (a)	173,199	400,090
		197,795,573
Oil, Gas & Consumable Fuels - 2.7%
Abraxas Petroleum Corp. (a)	679,559	1,250,389
Adams Resources & Energy, Inc.	9,909	395,072
Aemetis, Inc. (a)(b)	44,295	71,758
Alon U.S.A. Energy, Inc. (b)	154,415	1,907,025
Amyris, Inc. (a)(b)	384,972	99,708
Antero Resources Corp. (a)(b)	622,436	12,803,509
Approach Resources, Inc. (a)(b)	211,859	538,122
Arch Coal, Inc. (a)(b)	105,508	7,466,801
Ardmore Shipping Corp. (b)	128,732	926,870
Barnwell Industries, Inc. (a)	11,298	21,466
Bill Barrett Corp. (a)(b)	346,422	1,198,620
Bonanza Creek Energy, Inc. (a)(b)	1,488	52,512
Bonanza Creek Energy, Inc. (b)	166,099	2
California Resources Corp. (a)(b)	172,583	1,879,429
Callon Petroleum Co. (a)(b)	853,793	9,664,937
Camber Energy, Inc. (a)(b)	1,012	196
Carrizo Oil & Gas, Inc. (a)(b)	263,152	5,773,555
Centennial Resource Development, Inc. Class A (b)	568,378	8,861,013
Centrus Energy Corp. Class A (a)	22,164	110,820
Cheniere Energy, Inc. (a)	1,030,257	50,194,121
Clean Energy Fuels Corp. (a)(b)	457,470	1,070,480
Cloud Peak Energy, Inc. (a)(b)	350,207	1,187,202
Cobalt International Energy, Inc. (a)(b)	1,649,260	372,403
Comstock Resources, Inc. (a)(b)	59,844	392,577
CONSOL Energy, Inc. (a)(b)	761,741	11,052,862
Contango Oil & Gas Co. (a)(b)	88,353	544,254
Continental Resources, Inc. (a)(b)	366,984	13,798,598
CVR Energy, Inc. (b)	67,664	1,350,573
Delek U.S. Holdings, Inc.	246,515	6,044,548
Denbury Resources, Inc. (a)(b)	1,713,341	2,621,412
Diamondback Energy, Inc. (a)	426,979	39,606,572
Earthstone Energy, Inc. (a)(b)	37,892	395,971
Eclipse Resources Corp. (a)	384,060	860,294
Energen Corp. (a)	419,007	23,900,159
EP Energy Corp. (a)(b)	194,327	818,117
Evolution Petroleum Corp. (b)	131,930	963,089
EXCO Resources, Inc. (a)(b)	720,767	237,997
Extraction Oil & Gas, Inc. (b)	178,876	2,547,194
FieldPoint Petroleum Corp. (a)	9,981	3,483
Gastar Exploration, Inc. (a)(b)	765,403	857,251
Gener8 Maritime, Inc. (a)(b)	367,090	1,945,577
Gevo, Inc. (a)(b)	25,651	18,187
Green Plains, Inc. (b)	153,270	3,272,315
Gulfport Energy Corp. (a)	697,873	10,014,478
Halcon Resources Corp. (a)(b)	95,511	580,707
Hallador Energy Co.	78,379	576,086
HollyFrontier Corp.	765,351	18,291,889
Houston American Energy Corp. (a)(b)	98,796	44,458
International Seaways, Inc. (a)	134,191	2,654,298
Isramco, Inc. (a)(b)	3,497	373,305
Jagged Peak Energy, Inc. (b)	152,260	1,980,903
Jones Energy, Inc. (b)	301,130	602,260
Kosmos Energy Ltd. (a)(b)	835,410	5,012,460
Laredo Petroleum, Inc. (a)(b)	594,921	6,990,322
Lonestar Resources U.S., Inc. (a)	83,150	369,186
Matador Resources Co. (a)(b)	400,067	9,117,527
Mexco Energy Corp. (a)	2,119	8,434
Northern Oil & Gas, Inc. (a)(b)	216,184	356,704
Oasis Petroleum, Inc. (a)(b)	1,017,035	9,926,262
Overseas Shipholding Group, Inc. (a)	203,430	537,055
Pacific Ethanol, Inc. (a)(b)	157,778	930,890
Panhandle Royalty Co. Class A	65,031	1,261,601
Par Pacific Holdings, Inc. (a)(b)	146,529	2,521,764
Parsley Energy, Inc. Class A (a)	962,677	28,543,373
PBF Energy, Inc. Class A (b)	468,208	9,045,779
PDC Energy, Inc. (a)(b)	242,741	12,054,518
Pedevco Corp. (a)(b)	6,185	4,206
Penn Virginia Corp. (a)	30,000	1,284,000
Petroquest Energy, Inc. (a)	55,392	114,108
PrimeEnergy Corp. (a)	4,530	198,414
QEP Resources, Inc. (a)	1,023,216	10,232,160
Ramaco Resources, Inc. (b)	23,661	148,591
Renewable Energy Group, Inc. (a)(b)	153,384	1,733,239
Resolute Energy Corp. (a)(b)	84,842	3,325,806
Rex American Resources Corp. (a)	26,148	2,487,198
Rex Energy Corp. (a)(b)	38,463	111,927
Rice Energy, Inc. (a)(b)	689,317	13,786,340
Ring Energy, Inc. (a)(b)	193,479	2,511,357
RSP Permian, Inc. (a)	478,288	17,022,270
Sanchez Energy Corp. (a)(b)	307,135	1,839,739
SandRidge Energy, Inc. (a)(b)	95,557	1,891,073
SemGroup Corp. Class A	235,573	7,302,763
SM Energy Co. (b)	419,245	7,114,588
Southwestern Energy Co. (a)(b)	2,139,649	12,966,273
Src Energy, Inc. (a)(b)	892,580	6,140,950
Syntroleum Corp. (a)(b)	21,880	0
Targa Resources Corp.	840,185	38,589,697
Teekay Corp. (b)	243,861	1,489,991
Tellurian, Inc. (a)(b)	201,608	2,215,672
Tengasco, Inc. (a)(b)	73,015	46,730
Torchlight Energy Resources, Inc. (a)(b)	200,782	277,079
TransAtlantic Petroleum Ltd. (a)	79,564	94,681
U.S. Energy Corp. (a)(b)	16,587	12,606
Uranium Energy Corp. (a)(b)	640,353	890,091
Uranium Resources, Inc. (a)(b)	151,823	236,844
VAALCO Energy, Inc. (a)	208,727	212,902
Vertex Energy, Inc. (a)(b)	54,529	54,529
W&T Offshore, Inc. (a)(b)	172,461	351,820
Western Refining, Inc.	342,536	12,399,803
Westmoreland Coal Co. (a)(b)	73,444	482,527
Whiting Petroleum Corp. (a)	1,205,956	8,514,049
WildHorse Resource Development Corp. (b)	130,932	1,560,709
World Fuel Services Corp.	302,651	10,695,686
WPX Energy, Inc. (a)	1,722,387	18,636,227
Yuma Energy, Inc. (a)(b)	5,304	9,070
Zion Oil & Gas, Inc. (a)(b)	112,487	155,232
		526,012,246

TOTAL ENERGY		723,807,819

FINANCIALS - 17.2%
Banks - 7.0%
1st Constitution Bancorp	42,103	728,382
1st Source Corp.	82,536	3,759,515
Access National Corp. (b)	63,466	1,776,413
ACNB Corp.	17,139	484,177
Allegiance Bancshares, Inc. (a)	49,520	1,918,900
American National Bankshares, Inc.	28,161	981,411
American River Bankshares	8,231	113,835
Ameris Bancorp	160,019	6,936,824
AmeriServ Financial, Inc.	14,728	61,858
Ames National Corp.	27,281	808,882
Anchor Bancorp (a)	8,039	200,975
Arrow Financial Corp.	50,020	1,583,133
Associated Banc-Corp.	656,097	15,647,913
Atlantic Capital Bancshares, Inc. (a)	74,953	1,390,378
Auburn National Bancorp., Inc.	3,534	124,255
Banc of California, Inc. (b)	209,530	4,253,459
BancFirst Corp.	37,867	3,576,538
Bancorp, Inc., Delaware (a)	238,379	1,458,879
BancorpSouth, Inc.	364,939	10,473,749
Bank of Commerce Holdings	98,321	1,066,783
Bank of Hawaii Corp.	185,433	14,413,707
Bank of Marin Bancorp	24,262	1,454,507
Bank of South Carolina Corp.	10,268	207,414
Bank of the Ozarks, Inc. (b)	394,550	17,439,110
BankUnited, Inc.	442,842	14,684,641
Bankwell Financial Group, Inc.	40,974	1,271,423
Banner Corp.	127,685	6,855,408
Bar Harbor Bankshares	62,421	1,802,094
BCB Bancorp, Inc.	55,365	869,231
Berkshire Hills Bancorp, Inc.	151,659	5,436,975
Blue Hills Bancorp, Inc.	123,079	2,215,422
BNC Bancorp	210,588	6,644,051
BOK Financial Corp. (b)	95,691	7,705,996
Boston Private Financial Holdings, Inc.	373,066	5,409,457
Bridge Bancorp, Inc.	80,834	2,687,731
Brookline Bancorp, Inc., Delaware	313,404	4,324,975
Bryn Mawr Bank Corp. (b)	81,577	3,332,420
C & F Financial Corp.	11,407	549,247
California First National Bancorp	1,545	26,497
Camden National Corp.	73,144	2,940,389
Capital Bank Financial Corp. Series A	115,538	4,286,460
Capital City Bank Group, Inc.	48,944	918,189
Capstar Financial Holdings, Inc.	10,727	192,871
Carolina Financial Corp.	55,435	1,659,724
Cathay General Bancorp	324,330	11,513,715
CB Financial Services, Inc.	34,610	901,591
Centerstate Banks of Florida, Inc.	241,159	5,797,462
Central Pacific Financial Corp.	137,108	4,147,517
Central Valley Community Bancorp	32,833	685,553
Centrue Financial Corp. (a)	4,472	119,626
Century Bancorp, Inc. Class A (non-vtg.)	7,814	466,887
Chemical Financial Corp.	308,295	13,864,026
Chemung Financial Corp. (b)	14,797	556,071
CIT Group, Inc. (b)	873,953	39,371,583
Citizens & Northern Corp.	49,346	1,099,922
Citizens Holding Co. (b)	12,650	300,438
City Holding Co.	75,888	4,787,774
Civista Bancshares, Inc.	34,892	687,372
CNB Financial Corp., Pennsylvania	61,173	1,282,798
CoBiz, Inc.	222,257	3,498,325
Codorus Valley Bancorp, Inc.	33,275	858,495
Colony Bankcorp, Inc.	4,518	60,993
Columbia Banking Systems, Inc.	254,513	9,343,172
Commerce Bancshares, Inc.	380,471	20,366,613
Commerce Union Bancshares, Inc.	14,526	312,309
Community Bank System, Inc. (b)	209,121	11,242,345
Community Bankers Trust Corp. (a)	171,891	1,409,506
Community Financial Corp.	16,726	585,410
Community Trust Bancorp, Inc.	84,178	3,493,387
ConnectOne Bancorp, Inc.	128,046	2,791,403
County Bancorp, Inc.	25,129	622,194
CU Bancorp (a)	78,920	2,841,120
Cullen/Frost Bankers, Inc.	247,044	22,644,053
Customers Bancorp, Inc. (a)	124,000	3,465,800
CVB Financial Corp. (b)	424,098	8,609,189
DNB Financial Corp.	1,770	56,286
Eagle Bancorp, Inc. (a)	130,126	7,423,688
East West Bancorp, Inc.	614,985	33,658,129
Eastern Virginia Bankshares, Inc.	8,987	97,599
Enterprise Bancorp, Inc.	37,217	1,116,510
Enterprise Financial Services Corp.	105,839	4,244,144
Equity Bancshares, Inc. (a)	21,834	649,343
Evans Bancorp, Inc.	11,358	446,369
Farmers Capital Bank Corp.	34,947	1,334,975
Farmers National Banc Corp.	109,961	1,489,972
FCB Financial Holdings, Inc. Class A (a)	182,297	8,349,203
Fidelity Southern Corp.	97,915	2,094,402
Financial Institutions, Inc.	63,631	1,950,290
First Bancorp, North Carolina	107,671	2,988,947
First Bancorp, Puerto Rico (a)	688,388	3,572,734
First Bancshares, Inc.	28,134	786,345
First Busey Corp.	156,599	4,445,846
First Business Finance Services, Inc.	37,553	858,086
First Citizen Bancshares, Inc.	39,444	13,071,742
First Commonwealth Financial Corp.	394,538	4,844,927
First Community Bancshares, Inc.	65,716	1,675,758
First Community Corp.	50,202	1,084,363
First Community Financial Partners, Inc. (a)	84,997	1,062,463
First Connecticut Bancorp, Inc.	63,853	1,599,518
First Financial Bancorp, Ohio	274,034	6,864,552
First Financial Bankshares, Inc. (b)	290,331	11,105,161
First Financial Corp., Indiana	56,581	2,577,265
First Financial Northwest, Inc.	38,725	620,375
First Foundation, Inc. (a)	120,044	1,840,275
First Hawaiian, Inc.	221,378	6,101,178
First Horizon National Corp.	980,352	16,607,163
First Internet Bancorp	24,292	626,734
First Interstate Bancsystem, Inc.	125,482	4,379,322
First Merchants Corp.	189,960	7,539,512
First Mid-Illinois Bancshares, Inc.	28,455	941,861
First Midwest Bancorp, Inc., Delaware	356,411	7,898,068
First Northwest Bancorp (a)	29,480	481,114
First of Long Island Corp.	95,119	2,582,481
First Republic Bank	659,858	60,772,922
First South Bancorp, Inc., Virginia	39,689	563,981
First United Corp. (a)	16,427	246,405
Flushing Financial Corp.	128,655	3,574,036
FNB Corp., Pennsylvania	1,411,846	18,636,367
Franklin Financial Network, Inc. (a)	55,816	2,176,824
Fulton Financial Corp.	720,902	12,615,785
German American Bancorp, Inc.	91,374	2,837,163
Glacier Bancorp, Inc.	330,166	10,651,155
Glen Burnie Bancorp	18,661	211,989
Great Southern Bancorp, Inc.	44,239	2,165,499
Great Western Bancorp, Inc.	255,069	9,656,912
Green Bancorp, Inc. (a)	96,487	1,838,077
Guaranty Bancorp	81,387	2,055,022
Hancock Holding Co.	356,620	16,475,844
Hanmi Financial Corp.	139,169	3,701,895
HarborOne Bancorp, Inc.	139,543	2,737,834
Hawthorn Bancshares, Inc.	46,999	958,780
Heartland Financial U.S.A., Inc.	98,422	4,414,227
Heritage Commerce Corp.	144,223	1,941,242
Heritage Financial Corp., Washington	134,310	3,203,294
Hilltop Holdings, Inc.	350,533	8,759,820
Home Bancshares, Inc. (b)	553,439	12,956,007
HomeTrust Bancshares, Inc. (a)	82,069	2,031,208
Hope Bancorp, Inc.	548,183	9,543,866
Horizon Bancorp Industries	89,615	2,279,806
Howard Bancorp, Inc. (a)	18,478	349,234
IBERIABANK Corp.	214,471	16,557,161
Independent Bank Corp.	96,933	1,972,587
Independent Bank Corp., Massachusetts (b)	118,883	7,186,477
Independent Bank Group, Inc.	51,999	2,917,144
International Bancshares Corp.	254,215	8,427,227
Investar Holding Corp.	16,108	351,154
Investors Bancorp, Inc.	1,338,560	17,709,149
Lakeland Bancorp, Inc.	184,477	3,458,944
Lakeland Financial Corp.	114,291	4,849,367
Landmark Bancorp, Inc.	38	1,159
LCNB Corp.	38,996	762,372
LegacyTexas Financial Group, Inc.	185,316	6,526,830
Live Oak Bancshares, Inc. (b)	92,523	2,262,187
Macatawa Bank Corp.	91,347	844,046
MainSource Financial Group, Inc.	119,416	3,866,690
MB Financial, Inc.	313,695	12,917,960
MBT Financial Corp.	69,241	702,796
Mercantile Bank Corp.	67,865	2,108,566
Mid Penn Bancorp, Inc.	28,255	765,711
Middlefield Banc Corp.	25,253	1,361,137
Midland States Bancorp, Inc.	21,085	736,710
Midsouth Bancorp, Inc.	31,992	455,886
MidWestOne Financial Group, Inc.	36,136	1,251,390
MutualFirst Financial, Inc.	15,493	522,114
National Bank Holdings Corp.	116,350	3,551,002
National Bankshares, Inc. (b)	27,586	1,111,716
National Commerce Corp. (a)	41,535	1,551,332
NBT Bancorp, Inc.	212,914	7,481,798
Nicolet Bankshares, Inc. (a)	25,566	1,272,675
Northeast Bancorp	47,101	911,404
Northrim Bancorp, Inc.	32,754	972,794
Norwood Financial Corp.	15,701	610,769
OFG Bancorp (b)	196,849	1,840,538
Ohio Valley Banc Corp.	8,415	287,372
Old Line Bancshares, Inc.	23,282	651,896
Old National Bancorp, Indiana	587,043	9,275,279
Old Point Financial Corp.	2,505	73,397
Old Second Bancorp, Inc.	127,732	1,481,691
Opus Bank	75,669	1,626,884
Orrstown Financial Services, Inc.	28,866	609,073
Pacific Continental Corp.	89,523	2,108,267
Pacific Mercantile Bancorp (a)	76,145	586,317
Pacific Premier Bancorp, Inc. (a)	150,823	5,127,982
PacWest Bancorp	513,521	23,966,025
Park National Corp.	59,483	6,011,947
Park Sterling Corp.	235,316	2,732,019
Parke Bancorp, Inc.	6,670	138,069
Patriot National Bancorp, Inc. (a)	1,402	22,082
Peapack-Gladstone Financial Corp.	63,466	1,928,732
Penns Woods Bancorp, Inc.	18,934	747,893
People's Utah Bancorp	68,752	1,760,051
Peoples Bancorp of North Carolina	28,481	781,234
Peoples Bancorp, Inc.	86,252	2,609,123
Peoples Financial Corp., Mississippi (a)	7,232	94,016
Peoples Financial Services Corp.	28,276	1,111,812
Pinnacle Financial Partners, Inc.	202,974	12,208,886
Popular, Inc.	447,330	16,640,676
Porter Bancorp, Inc. (a)	747	7,448
Preferred Bank, Los Angeles	57,012	2,845,469
Premier Financial Bancorp, Inc.	21,201	418,932
PrivateBancorp, Inc.	342,237	20,393,903
Prosperity Bancshares, Inc.	292,816	18,341,994
QCR Holdings, Inc.	57,990	2,539,962
Renasant Corp.	194,858	7,784,577
Republic Bancorp, Inc., Kentucky Class A	38,600	1,338,648
Republic First Bancorp, Inc. (a)(b)	238,609	2,111,690
Royal Bancshares of Pennsylvania, Inc. Class A (a)	13,408	54,705
S&T Bancorp, Inc.	157,543	5,257,210
Sandy Spring Bancorp, Inc.	113,430	4,352,309
SB Financial Group, Inc.	532	9,166
Seacoast Banking Corp., Florida (a)	163,870	3,696,907
Select Bancorp, Inc. New (a)	98	1,168
ServisFirst Bancshares, Inc. (b)	195,460	6,692,550
Shore Bancshares, Inc.	42,320	674,158
Sierra Bancorp	45,562	1,094,855
Signature Bank (a)	231,295	33,079,811
Simmons First National Corp. Class A (b)	133,602	6,780,302
SmartFinancial, Inc. (a)	29,546	692,263
South State Corp.	109,889	9,131,776
Southern First Bancshares, Inc. (a)	41,478	1,418,548
Southern National Bancorp of Virginia, Inc.	43,273	740,401
Southside Bancshares, Inc.	125,400	4,083,024
Southwest Bancorp, Inc., Oklahoma	82,567	2,031,148
State Bank Financial Corp.	163,053	4,133,394
Sterling Bancorp (b)	582,512	12,494,882
Stock Yards Bancorp, Inc.	114,773	4,154,783
Stonegate Bank	66,942	3,028,456
Summit Financial Group, Inc. (b)	26,924	582,635
Sun Bancorp, Inc.	52,032	1,287,792
SVB Financial Group (a)	224,227	38,230,704
Synovus Financial Corp.	513,375	20,986,770
TCF Financial Corp.	720,974	10,857,868
Texas Capital Bancshares, Inc. (a)(b)	213,877	15,698,572
The First Bancorp, Inc.	40,384	1,014,850
Tompkins Financial Corp.	56,854	4,310,102
TowneBank	258,979	7,510,391
Trico Bancshares	98,612	3,439,587
TriState Capital Holdings, Inc. (a)	98,771	2,291,487
Triumph Bancorp, Inc. (a)	74,198	1,691,714
Trustmark Corp.	284,852	8,662,349
Two River Bancorp	43,275	688,073
UMB Financial Corp.	192,354	13,470,551
Umpqua Holdings Corp.	928,811	15,738,702
Union Bankshares Corp.	190,551	6,402,514
Union Bankshares, Inc. (b)	26,240	1,048,288
United Bancorp, Inc.	41,665	497,897
United Bankshares, Inc., West Virginia (b)	460,054	17,597,066
United Community Bank, Inc.	313,340	8,074,772
United Security Bancshares, Inc.	8,545	96,986
United Security Bancshares, California	8,864	83,322
Unity Bancorp, Inc.	57,145	911,463
Univest Corp. of Pennsylvania	116,814	3,218,226
Valley National Bancorp (b)	1,138,993	12,847,841
Veritex Holdings, Inc. (a)	59,094	1,536,444
Village Bank & Trust Financial Corp. (a)	8,883	255,386
Washington Trust Bancorp, Inc.	63,697	3,044,717
WashingtonFirst Bankshares, Inc.	30,548	1,002,585
Webster Financial Corp. (b)	394,785	19,233,925
WesBanco, Inc.	179,643	6,675,534
West Bancorp., Inc.	62,916	1,381,006
Westamerica Bancorp. (b)	112,883	5,792,027
Western Alliance Bancorp. (a)	400,224	18,298,241
Wintrust Financial Corp.	242,225	16,655,391
Xenith Bankshares, Inc. (a)(b)	35,243	1,082,313
		1,350,804,786
Capital Markets - 2.1%
Arlington Asset Investment Corp. (b)	114,310	1,641,492
Artisan Partners Asset Management, Inc.	199,714	5,651,906
Ashford, Inc. (a)	4,486	231,702
Associated Capital Group, Inc. (b)	20,662	700,442
B. Riley Financial, Inc.	71,064	1,069,513
BGC Partners, Inc. Class A	938,097	11,060,164
Cohen & Steers, Inc.	89,749	3,518,161
Cowen Group, Inc. Class A (a)(b)	119,709	1,801,620
Diamond Hill Investment Group, Inc.	13,288	2,687,099
Eaton Vance Corp. (non-vtg.) (b)	489,443	22,793,361
Evercore Partners, Inc. Class A	168,276	11,409,113
FactSet Research Systems, Inc.	169,467	28,078,987
FBR & Co.	29,224	517,265
Federated Investors, Inc. Class B (non-vtg.) (b)	401,131	10,654,039
Fifth Street Asset Management, Inc. Class A (b)	29,106	109,148
Financial Engines, Inc.	249,693	9,463,365
Gain Capital Holdings, Inc.	115,932	678,202
GAMCO Investors, Inc. Class A	16,526	479,254
Global Brokerage, Inc. Class A (a)(b)	23,887	47,774
Great Elm Capital Group, Inc. (a)	27,036	90,571
Greenhill & Co., Inc.	121,210	2,454,503
Hennessy Advisors, Inc.	6,675	95,987
Houlihan Lokey	94,456	3,170,888
Institutional Financial Markets, Inc.	16,813	21,184
Interactive Brokers Group, Inc.	296,839	10,353,744
INTL FCStone, Inc. (a)	64,346	2,223,798
Investment Technology Group, Inc.	132,967	2,650,032
Janus Henderson Group PLC (a)	784,950	24,553,236
KCG Holdings, Inc. Class A (a)	280,097	5,562,726
Ladenburg Thalmann Financial Services, Inc. (a)(b)	402,412	861,162
Lazard Ltd. Class A	560,734	24,952,663
Legg Mason, Inc.	376,000	13,863,120
LPL Financial	344,462	13,409,906
Manning & Napier, Inc. Class A	54,262	252,318
MarketAxess Holdings, Inc.	162,932	31,051,581
Medley Management, Inc. (b)	32,708	189,706
Moelis & Co. Class A	104,512	3,668,371
Morningstar, Inc.	86,170	6,305,921
MSCI, Inc.	392,094	39,887,723
National Holdings Corp. (a)	3,483	9,961
National Holdings Corp. warrants 1/18/22 (a)	3,483	2,542
Oppenheimer Holdings, Inc. Class A (non-vtg.)	40,209	627,260
Paragon Commercial Corp.	5,375	273,265
Piper Jaffray Companies	64,129	3,761,166
PJT Partners, Inc.	68,695	2,656,436
Pzena Investment Management, Inc.	54,513	472,628
Safeguard Scientifics, Inc. (a)(b)	85,673	946,687
SEI Investments Co.	575,834	28,843,525
Silvercrest Asset Management Group Class A	17,895	219,214
Stifel Financial Corp. (a)(b)	291,990	12,447,534
TD Ameritrade Holding Corp. (b)	1,052,007	39,302,982
TheStreet.com, Inc. (a)	85,257	79,289
U.S. Global Investments, Inc. Class A (b)	36,632	53,849
Value Line, Inc.	13,155	229,292
Vector Capital Corp. rights (a)	49,572	1
Virtu Financial, Inc. Class A (b)	176,254	2,872,940
Virtus Investment Partners, Inc. (b)	27,104	2,729,373
Waddell & Reed Financial, Inc. Class A (b)	349,519	5,850,948
Westwood Holdings Group, Inc.	31,636	1,726,693
WisdomTree Investments, Inc. (b)	492,911	4,687,584
Zais Group Holdings, Inc. (a)(b)	22,211	50,197
		406,055,113
Consumer Finance - 0.7%
Ally Financial, Inc.	2,044,336	37,901,989
Asta Funding, Inc. (a)	38,423	249,750
Atlanticus Holdings Corp. (a)	33,601	79,634
Consumer Portfolio Services, Inc. (a)	87,449	365,537
Credit Acceptance Corp. (a)(b)	53,276	11,455,406
Encore Capital Group, Inc. (a)(b)	104,445	3,780,909
Enova International, Inc. (a)(b)	106,637	1,418,272
EZCORP, Inc. (non-vtg.) Class A (a)	207,953	1,767,601
First Cash Financial Services, Inc.	209,519	11,240,694
Green Dot Corp. Class A (a)	204,739	7,522,111
Imperial Holdings, Inc. warrants 4/11/19 (a)	3,852	0
LendingClub Corp. (a)(b)	1,365,015	7,507,583
Nelnet, Inc. Class A	80,536	3,165,870
Nicholas Financial, Inc. (a)	73,640	619,312
OneMain Holdings, Inc. (a)(b)	231,191	5,215,669
PRA Group, Inc. (a)(b)	202,706	7,054,169
Regional Management Corp. (a)	42,651	853,020
Santander Consumer U.S.A. Holdings, Inc. (a)(b)	470,363	5,253,955
SLM Corp. (a)	1,847,847	19,199,130
World Acceptance Corp. (a)(b)	25,904	2,023,620
		126,674,231
Diversified Financial Services - 0.5%
A-Mark Precious Metals, Inc.	15,543	252,263
Acushnet Holdings Corp.	86,669	1,646,711
At Home Group, Inc. (b)	46,573	872,778
Bioverativ, Inc.	473,711	26,096,739
Camping World Holdings, Inc. (b)	56,569	1,527,363
Catskill Litigation Trust (a)	1,036	0
Cotiviti Holdings, Inc.	105,441	4,020,465
Donnelley Financial Solutions, Inc. (a)	113,875	2,594,073
FB Financial Corp. (b)	35,481	1,212,386
Jeld-Wen Holding, Inc.	65,732	2,053,468
Marlin Business Services Corp.	34,930	885,476
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc.	83,480	742,137
On Deck Capital, Inc. (a)(b)	192,982	683,156
PICO Holdings, Inc. (a)	100,486	1,642,946
Quantenna Communications, Inc. (b)	32,196	615,588
Ra Pharmaceuticals, Inc.	33,809	812,092
Senseonics Holdings, Inc. (a)(b)	57,945	81,123
Tiptree, Inc.	128,445	777,092
Valvoline, Inc.	883,521	19,764,365
Varex Imaging Corp. (a)(b)	162,547	5,583,489
Voya Financial, Inc.	818,279	27,968,776
		99,832,486
Insurance - 4.3%
1347 Property Insurance Holdings, Inc. (a)(b)	6,993	51,748
Alleghany Corp. (a)	67,120	39,422,261
Allied World Assurance Co. Holdings AG	376,067	19,769,842
AMBAC Financial Group, Inc. (a)	200,573	3,313,466
American Equity Investment Life Holding Co.	377,503	9,460,225
American Financial Group, Inc.	312,170	31,170,175
American National Insurance Co.	38,667	4,544,533
Amerisafe, Inc.	82,809	4,289,506
AmTrust Financial Services, Inc. (b)	461,021	6,057,816
Arch Capital Group Ltd. (a)	527,022	51,252,890
Argo Group International Holdings, Ltd.	129,487	8,015,245
Aspen Insurance Holdings Ltd.	263,854	13,403,783
Assured Guaranty Ltd.	555,606	21,701,970
Athene Holding Ltd. (b)	225,513	11,113,281
Atlas Financial Holdings, Inc. (a)	42,675	640,125
Axis Capital Holdings Ltd.	379,070	24,859,411
Baldwin & Lyons, Inc. Class B	42,752	1,017,498
Blue Capital Reinsurance Holdings Ltd.	23,939	457,235
Brown & Brown, Inc.	491,242	21,334,640
Citizens, Inc. Class A (a)(b)	184,834	1,147,819
CNA Financial Corp.	124,247	5,665,663
CNO Financial Group, Inc.	755,655	15,483,371
Conifer Holdings, Inc. (a)	13,396	97,121
Crawford & Co. Class B	86,860	812,141
Donegal Group, Inc. Class A	121,226	1,902,036
eHealth, Inc. (a)	71,274	1,305,740
EMC Insurance Group	32,192	873,047
Employers Holdings, Inc.	138,616	5,551,571
Enstar Group Ltd. (a)(b)	48,866	9,169,705
Erie Indemnity Co. Class A	88,842	10,462,922
Everest Re Group Ltd.	176,279	44,889,447
FBL Financial Group, Inc. Class A	42,270	2,660,897
Federated National Holding Co.	50,478	793,514
Fidelity & Guaranty Life	52,263	1,612,314
First Acceptance Corp. (a)	24,679	29,121
First American Financial Corp.	471,807	20,533,041
FNF Group (b)	1,175,633	50,093,722
FNFV Group (a)(b)	291,196	4,062,184
Genworth Financial, Inc. Class A (a)	2,167,652	7,933,606
Global Indemnity Ltd. (a)	37,631	1,430,354
Greenlight Capital Re, Ltd. (a)	129,165	2,660,799
Hallmark Financial Services, Inc. (a)	49,582	513,174
Hanover Insurance Group, Inc.	186,296	15,535,223
HCI Group, Inc. (b)	36,061	1,603,633
Health Insurance Innovations, Inc. (a)	27,165	604,421
Heritage Insurance Holdings, Inc.	108,895	1,387,322
Horace Mann Educators Corp.	172,036	6,580,377
Independence Holding Co.	95,248	1,890,673
Infinity Property & Casualty Corp.	47,591	4,556,838
Investors Title Co.	4,573	854,785
James River Group Holdings Ltd.	78,307	3,104,089
Kemper Corp.	210,748	8,040,036
Kingstone Companies, Inc.	12,180	178,437
Kinsale Capital Group, Inc.	76,653	2,777,905
Maiden Holdings Ltd.	316,619	3,340,330
Markel Corp. (a)	60,350	58,977,038
MBIA, Inc. (a)(b)	569,856	4,667,121
Mercury General Corp. (b)	160,417	8,983,352
National General Holdings Corp.	271,086	5,953,049
National Western Life Group, Inc.	9,867	3,030,649
Navigators Group, Inc.	101,022	5,354,166
Old Republic International Corp.	1,055,756	20,882,854
OneBeacon Insurance Group Ltd.	105,487	1,935,686
Patriot National, Inc. (b)	41,971	104,508
Primerica, Inc. (b)	194,881	14,070,408
ProAssurance Corp.	234,252	13,949,707
Reinsurance Group of America, Inc.	275,762	34,335,127
RenaissanceRe Holdings Ltd.	175,756	25,108,502
RLI Corp.	163,930	9,104,672
Safety Insurance Group, Inc.	66,718	4,440,083
Selective Insurance Group, Inc.	250,551	12,803,156
State Auto Financial Corp.	66,649	1,656,894
State National Companies, Inc.	127,071	2,232,637
Stewart Information Services Corp.	103,105	4,664,470
Third Point Reinsurance Ltd. (a)(b)	255,705	3,362,521
Trupanion, Inc. (a)(b)	68,165	1,386,476
United Fire Group, Inc.	93,258	4,033,409
United Insurance Holdings Corp.	78,431	1,272,935
Universal Insurance Holdings, Inc. (b)	143,216	3,530,274
Validus Holdings Ltd.	342,364	18,282,238
W.R. Berkley Corp.	419,235	28,923,023
White Mountains Insurance Group Ltd.	20,241	17,408,879
WMI Holdings Corp. (a)(b)	870,756	957,832
		823,424,694
Mortgage Real Estate Investment Trusts - 1.4%
AG Mortgage Investment Trust, Inc.	118,038	2,199,048
Agnc Investment Corp.	1,521,641	31,634,916
American Capital Mortgage Investment Corp.	216,830	3,957,148
Annaly Capital Management, Inc.	4,406,607	52,791,152
Anworth Mortgage Asset Corp.	522,696	3,162,311
Apollo Commercial Real Estate Finance, Inc. (b)	326,229	6,022,187
Arbor Realty Trust, Inc.	210,924	1,729,577
Ares Commercial Real Estate Corp.	140,575	1,859,807
Armour Residential REIT, Inc.	163,502	4,249,417
Blackstone Mortgage Trust, Inc. (b)	402,240	12,489,552
Capstead Mortgage Corp.	424,022	4,469,192
Cherry Hill Mortgage Investment Corp.	46,903	848,475
Chimera Investment Corp.	762,633	14,184,974
CIM Commercial Trust Corp.	63,757	1,007,361
CYS Investments, Inc.	653,138	5,505,953
Dynex Capital, Inc.	240,801	1,651,895
Ellington Residential Mortgage REIT	40,648	584,925
Five Oaks Investment Corp. (b)	77,659	423,242
Great Ajax Corp.	61,939	863,430
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	202,801	4,443,370
Invesco Mortgage Capital, Inc.	486,582	7,853,433
Ladder Capital Corp. Class A	335,723	4,723,623
MFA Financial, Inc.	1,711,727	14,241,569
New Residential Investment Corp.	1,315,651	21,168,825
New York Mortgage Trust, Inc. (b)	504,041	3,135,135
Orchid Island Capital, Inc. (b)	130,890	1,315,445
Owens Realty Mortgage, Inc.	37,687	617,313
PennyMac Mortgage Investment Trust	283,061	4,959,229
Redwood Trust, Inc.	336,055	5,686,051
Resource Capital Corp.	135,278	1,304,080
Starwood Property Trust, Inc.	1,108,042	24,399,085
Two Harbors Investment Corp.	1,486,410	14,834,372
Western Asset Mortgage Capital Corp.	177,449	1,809,980
ZAIS Financial Corp.	43,166	645,332
		260,771,404
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	33,925	1,665,718
Thrifts & Mortgage Finance - 1.2%
ASB Bancorp, Inc. (a)	33,956	1,375,218
Astoria Financial Corp.	398,386	7,378,109
Atlantic Coast Financial Corp. (a)	8,654	65,165
Bank Mutual Corp.	187,600	1,660,260
BankFinancial Corp.	75,843	1,113,375
Bear State Financial, Inc.	45,612	398,649
Beneficial Bancorp, Inc.	357,084	5,231,281
BofI Holding, Inc. (a)(b)	247,244	5,488,817
BSB Bancorp, Inc. (a)	29,828	865,012
Capitol Federal Financial, Inc.	566,728	7,832,181
Charter Financial Corp.	65,398	1,170,624
Citizens Community Bancorp, Inc.	15,634	217,938
Clifton Bancorp, Inc.	102,761	1,669,866
Dime Community Bancshares, Inc.	152,632	2,900,008
Elmira Savings Bank	185	3,756
Entegra Financial Corp. (a)	77,977	1,851,954
ESSA Bancorp, Inc.	32,482	472,613
Essent Group Ltd. (a)	313,899	11,385,117
EverBank Financial Corp.	479,970	9,335,417
Farmer Mac Class C (non-vtg.)	40,991	2,484,055
First Capital, Inc.	12,982	410,231
First Defiance Financial Corp.	39,620	2,064,202
Flagstar Bancorp, Inc. (a)	95,859	2,769,367
Greene County Bancorp, Inc. (b)	2,032	49,378
Hamilton Bancorp, Inc. (a)	69	1,014
Hingham Institution for Savings	8,459	1,490,814
HMN Financial, Inc. (a)	3,871	68,130
Home Bancorp, Inc.	15,826	550,745
Home Federal Bancorp, Inc.	31	837
HomeStreet, Inc. (a)	112,027	3,002,324
HopFed Bancorp, Inc.	18,100	262,993
Impac Mortgage Holdings, Inc. (a)(b)	65,855	1,081,998
Kearny Financial Corp. (b)	415,174	5,791,677
Lendingtree, Inc. (a)(b)	31,131	4,843,984
Malvern Bancorp, Inc. (a)	64,592	1,414,565
Meridian Bancorp, Inc. Maryland	235,823	3,820,333
Meta Financial Group, Inc.	40,463	3,463,633
MGIC Investment Corp. (a)	1,612,642	17,061,752
Nationstar Mortgage Holdings, Inc. (a)(b)	148,405	2,421,970
New York Community Bancorp, Inc. (b)	2,124,895	27,453,643
NMI Holdings, Inc. (a)	243,001	2,527,210
Northfield Bancorp, Inc.	220,790	3,634,203
Northwest Bancshares, Inc.	450,358	6,931,010
OceanFirst Financial Corp.	135,646	3,594,619
Ocwen Financial Corp. (a)(b)	431,515	1,070,157
Oritani Financial Corp.	189,634	3,138,443
PB Bancorp, Inc.	7,070	73,175
PennyMac Financial Services, Inc. (a)	84,716	1,363,928
PHH Corp. (a)	240,647	3,236,702
Poage Bankshares, Inc.	6,654	129,753
Provident Bancorp, Inc. (a)	84,473	1,752,815
Provident Financial Holdings, Inc.	21,795	414,105
Provident Financial Services, Inc.	266,158	6,212,128
Prudential Bancorp, Inc.	82,322	1,513,902
Radian Group, Inc.	1,012,408	16,259,272
Riverview Bancorp, Inc.	146,681	1,000,364
Security National Financial Corp. Class A	38,708	245,796
SI Financial Group, Inc.	23,177	347,655
Southern Missouri Bancorp, Inc.	20,482	643,135
Stonegate Mortgage Corp. (a)	75,820	605,802
Territorial Bancorp, Inc.	30,643	921,129
TFS Financial Corp.	269,004	4,201,842
Timberland Bancorp, Inc.	12,774	290,225
Trustco Bank Corp., New York	425,565	3,127,903
United Community Bancorp, Inc.	1,461	26,955
United Community Financial Corp.	251,020	1,985,568
United Financial Bancorp, Inc. New	220,063	3,562,820
Walker & Dunlop, Inc. (a)	122,737	5,733,045
Walter Investment Management Corp. (a)(b)	163,591	173,406
Washington Federal, Inc.	382,695	12,227,105
Waterstone Financial, Inc.	133,580	2,524,662
Westbury Bancorp, Inc. (a)	15,948	324,542
Westfield Financial, Inc.	126,385	1,257,531
WSFS Financial Corp.	118,776	5,238,022
		237,211,934

TOTAL FINANCIALS		3,306,440,366

HEALTH CARE - 10.8%
Biotechnology - 3.6%
Abeona Therapeutics, Inc. (a)(b)	112,297	600,789
ACADIA Pharmaceuticals, Inc. (a)(b)	410,345	10,549,970
Acceleron Pharma, Inc. (a)(b)	140,916	3,594,767
Achillion Pharmaceuticals, Inc. (a)	536,785	2,388,693
Acorda Therapeutics, Inc. (a)	203,958	2,814,620
Actinium Pharmaceuticals, Inc. (a)(b)	152,593	218,208
Adamas Pharmaceuticals, Inc. (a)(b)	61,583	947,147
ADMA Biologics, Inc. (a)(b)	17,353	64,206
Aduro Biotech, Inc. (a)(b)	122,094	1,220,940
Advaxis, Inc. (a)(b)	152,732	1,232,547
Adverum Biotechnologies, Inc. (a)	64,927	165,564
Aeglea BioTherapeutics, Inc. (a)	23,707	100,044
Aevi Genomic Medicine, Inc. (a)(b)	125,878	134,689
Agenus, Inc. (a)(b)	343,477	1,140,344
Agios Pharmaceuticals, Inc. (a)(b)	178,763	8,342,869
Aimmune Therapeutics, Inc. (a)(b)	100,406	1,666,740
Akebia Therapeutics, Inc. (a)	129,131	1,730,355
Albireo Pharma, Inc. (a)	6,977	142,889
Alder Biopharmaceuticals, Inc. (a)(b)	206,009	3,172,539
Aldeyra Therapeutics, Inc. (a)(b)	48,557	245,213
Alkermes PLC (a)(b)	662,180	38,247,517
Alnylam Pharmaceuticals, Inc. (a)(b)	307,095	20,102,439
AMAG Pharmaceuticals, Inc. (a)(b)	152,392	2,636,382
Amicus Therapeutics, Inc. (a)(b)	616,314	4,942,838
AmpliPhi Biosciences Corp. (a)	37,449	27,525
AnaptysBio, Inc.	32,787	839,019
Anavex Life Sciences Corp. (a)(b)	157,620	912,620
Anthera Pharmaceuticals, Inc. (a)(b)	20,053	32,285
Applied Genetic Technologies Corp. (a)	47,677	247,920
Aptevo Therapeutics, Inc. (a)	62,747	132,396
AquaBounty Technologies, Inc. (a)(b)	3,959	32,543
Aquinox Pharmaceuticals, Inc. (a)(b)	82,558	1,053,440
ARCA Biopharma, Inc. (a)	7,333	17,599
Ardelyx, Inc. (a)	75,570	355,179
Arena Pharmaceuticals, Inc. (a)(b)	1,337,617	1,738,902
Argos Therapeutics, Inc. (a)(b)	95,222	41,422
ArQule, Inc. (a)(b)	223,720	266,227
Array BioPharma, Inc. (a)(b)	727,681	5,515,822
Arrowhead Pharmaceuticals, Inc. (a)(b)	298,616	430,007
Asterias Biotherapeutics, Inc. (a)(b)	102,523	312,695
Atara Biotherapeutics, Inc. (a)(b)	88,733	1,175,712
Athersys, Inc. (a)(b)	484,446	678,224
aTyr Pharma, Inc. (a)(b)	94,162	306,027
Audentes Therapeutics, Inc.	88,967	1,269,559
AVEO Pharmaceuticals, Inc. (a)(b)	226,280	160,659
Aviragen Therapeutics, Inc. (a)	114,179	53,676
Bellicum Pharmaceuticals, Inc. (a)(b)	101,319	1,072,968
Biocept, Inc. (a)(b)	60,281	90,422
BioCryst Pharmaceuticals, Inc. (a)(b)	339,447	1,748,152
BioMarin Pharmaceutical, Inc. (a)	749,278	65,666,724
Bioptix, Inc. (a)	15,089	58,696
Biospecifics Technologies Corp. (a)	20,059	1,039,658
BioTime, Inc. (a)(b)	571,875	1,721,344
bluebird bio, Inc. (a)(b)	177,404	13,367,391
Blueprint Medicines Corp. (a)(b)	147,176	5,280,675
BrainStorm Cell Therpeutic, Inc. (a)(b)	60,624	239,465
Calithera Biosciences, Inc. (a)	115,170	1,790,894
Cancer Genetics, Inc. (a)(b)	68,198	262,562
Capricor Therapeutics, Inc. (a)(b)	40,820	33,268
Cara Therapeutics, Inc. (a)(b)	115,679	1,915,644
CareDx, Inc. (a)(b)	37,353	38,474
Cascadian Therapeutics, Inc. (a)	178,480	696,072
CASI Pharmaceuticals, Inc. (a)(b)	37,512	37,887
Catabasis Pharmaceuticals, Inc. (a)(b)	25,262	33,851
Catalyst Biosciences, Inc. (a)	1,432	6,773
Catalyst Pharmaceutical Partners, Inc. (a)	334,134	708,364
Cel-Sci Corp. (a)(b)	860,169	68,641
Celldex Therapeutics, Inc. (a)(b)	449,512	1,272,119
Cellectar Biosciences, Inc. (a)(b)	4,485	7,804
Cellular Biomedicine Group, Inc. (a)(b)	29,329	187,706
Celsion Corp. (a)(b)	4,287	11,425
Cerulean Pharma, Inc. (a)(b)	48,961	18,605
ChemoCentryx, Inc. (a)(b)	96,267	639,213
Chiasma, Inc. (a)(b)	30,058	43,584
Chimerix, Inc. (a)	181,661	813,841
Cidara Therapeutics, Inc. (a)(b)	38,754	232,524
Cleveland Biolabs, Inc. (a)(b)	10,000	41,400
Clovis Oncology, Inc. (a)(b)	191,490	9,892,373
Coherus BioSciences, Inc. (a)(b)	149,050	2,943,738
Conatus Pharmaceuticals, Inc. (a)(b)	122,869	605,744
Concert Pharmaceuticals, Inc. (a)	59,495	747,257
ContraFect Corp. (a)(b)	55,912	67,094
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	129,618	803,632
CorMedix, Inc. (a)(b)	246,421	97,336
Corvus Pharmaceuticals, Inc. (a)(b)	34,606	351,597
CTI BioPharma Corp. (a)(b)	81,379	331,213
Curis, Inc. (a)	477,263	816,120
Cyclacel Pharmaceuticals, Inc. (b)	17,747	74,715
Cytokinetics, Inc. (a)(b)	200,520	2,717,046
CytomX Therapeutics, Inc. (a)(b)	99,639	1,403,914
Cytori Therapeutics, Inc. (a)(b)	155,538	155,538
CytRx Corp. (a)(b)	476,390	418,270
Dicerna Pharmaceuticals, Inc. (a)(b)	54,393	168,618
Dimension Therapeutics, Inc. (a)(b)	78,948	86,843
Dyax Corp. rights 12/31/19 (a)	559,523	1,812,855
Dynavax Technologies Corp. (a)(b)	193,803	1,065,917
Eagle Pharmaceuticals, Inc. (a)(b)	35,982	2,624,887
Edge Therapeutics, Inc. (a)(b)	82,791	811,352
Editas Medicine, Inc. (a)(b)	100,034	1,366,464
Eiger Biopharmaceuticals, Inc. (a)(b)	17,311	115,118
Eleven Biotherapeutics, Inc. (a)(b)	33,461	45,842
Emergent BioSolutions, Inc. (a)(b)	154,700	4,939,571
Enanta Pharmaceuticals, Inc. (a)	66,992	2,015,119
Epizyme, Inc. (a)(b)	175,728	2,512,910
Esperion Therapeutics, Inc. (a)(b)	73,213	2,344,280
Exact Sciences Corp. (a)(b)	481,117	17,546,337
Exelixis, Inc. (a)	982,790	18,388,001
Fate Therapeutics, Inc. (a)(b)	72,909	245,703
Fibrocell Science, Inc. (a)(b)	41,836	89,529
FibroGen, Inc. (a)	246,228	6,475,796
Five Prime Therapeutics, Inc. (a)	123,574	3,490,966
Flexion Therapeutics, Inc. (a)(b)	105,320	1,799,919
Fortress Biotech, Inc. (a)(b)	160,408	579,073
Foundation Medicine, Inc. (a)(b)	61,037	2,319,406
Galectin Therapeutics, Inc. (a)(b)	122,625	278,359
Galena Biopharma, Inc. (a)(b)	36,479	20,457
Genocea Biosciences, Inc. (a)(b)	97,488	594,677
Genomic Health, Inc. (a)	80,972	2,571,671
GenVec, Inc. (a)(b)	14,247	91,608
Geron Corp. (a)(b)	680,058	1,808,954
Global Blood Therapeutics, Inc. (a)(b)	137,637	3,716,199
GlycoMimetics, Inc. (a)(b)	53,443	678,192
GTx, Inc. (a)(b)	30,934	94,039
Halozyme Therapeutics, Inc. (a)(b)	483,615	5,706,657
Harvard Apparatus (a)(b)	22,493	6,298
Heat Biologics, Inc. (a)(b)	76,701	53,622
Hemispherx Biopharma, Inc. (a)(b)	63,934	37,146
Heron Therapeutics, Inc. (a)(b)	195,857	2,624,484
Histogenics Corp. (a)	270	432
iBio, Inc. (a)(b)	302,306	111,460
Idera Pharmaceuticals, Inc. (a)(b)	556,964	907,851
Ignyta, Inc. (a)	184,424	1,300,189
Immucell Corp. (a)(b)	6,741	41,659
Immune Design Corp. (a)(b)	53,841	401,115
Immune Pharmaceuticals, Inc. (a)(b)	15,214	33,623
ImmunoCellular Therapeutics Ltd. (a)(b)	9,947	11,240
ImmunoGen, Inc. (a)(b)	377,668	1,741,049
Immunomedics, Inc. (a)(b)	422,314	3,188,471
Infinity Pharmaceuticals, Inc. (a)(b)	177,419	305,161
Inotek Pharmaceuticals Corp. (a)(b)	72,423	123,119
Inovio Pharmaceuticals, Inc. (a)(b)	314,008	2,370,760
Insmed, Inc. (a)(b)	273,340	4,214,903
Insys Therapeutics, Inc. (a)(b)	118,023	1,734,938
Intellia Therapeutics, Inc. (a)(b)	29,836	341,921
Intercept Pharmaceuticals, Inc. (a)(b)	77,905	8,717,570
Intrexon Corp. (a)(b)	264,752	5,644,513
Invitae Corp. (a)(b)	127,305	1,092,277
Ionis Pharmaceuticals, Inc. (a)(b)	526,043	24,087,509
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	584,864	10,357,941
IsoRay, Inc. (a)(b)	212,731	117,002
Jounce Therapeutics, Inc. (b)	34,622	701,096
Juno Therapeutics, Inc. (a)(b)	337,015	7,828,858
Kalvista Pharmaceuticals, Inc. (a)(b)	3,322	24,716
Karyopharm Therapeutics, Inc. (a)(b)	127,520	1,035,462
Keryx Biopharmaceuticals, Inc. (a)(b)	459,530	2,936,397
Kindred Biosciences, Inc. (a)	62,895	427,686
Kite Pharma, Inc. (a)(b)	211,244	15,277,166
Kura Oncology, Inc. (a)(b)	37,885	337,177
La Jolla Pharmaceutical Co. (a)(b)	71,395	2,041,897
Lexicon Pharmaceuticals, Inc. (a)(b)	206,977	2,866,631
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	82,450	8,927,686
General CVR (a)	26,087	652
Glucagon CVR (a)	26,087	1,826
rights (a)	26,087	104
TR Beta CVR (a)	26,087	130
Lion Biotechnologies, Inc. (a)(b)	301,070	1,550,511
Loxo Oncology, Inc. (a)(b)	70,155	3,202,576
Macrogenics, Inc. (a)	134,841	2,393,428
Madrigal Pharmaceuticals, Inc. (a)(b)	12,780	194,512
MannKind Corp. (a)(b)	248,623	377,907
MediciNova, Inc. (a)(b)	111,867	651,066
MEI Pharma, Inc. (a)	92,428	207,963
Merrimack Pharmaceuticals, Inc.	499,691	906,939
MiMedx Group, Inc. (a)(b)	425,532	5,821,278
Minerva Neurosciences, Inc. (a)(b)	59,757	492,995
Mirati Therapeutics, Inc. (a)(b)	68,149	190,817
Momenta Pharmaceuticals, Inc. (a)	277,221	4,019,705
Myriad Genetics, Inc. (a)(b)	292,722	5,956,893
NanoViricides, Inc. (a)(b)	143,363	176,336
NantKwest, Inc. (a)(b)	102,796	377,261
Natera, Inc. (a)(b)	97,151	994,826
Navidea Biopharmaceuticals, Inc. (a)(b)	571,658	262,391
Neothetics, Inc. (a)(b)	19,486	47,546
Neuralstem, Inc. (a)(b)	67,699	301,938
Neurocrine Biosciences, Inc. (a)(b)	378,372	16,447,831
NewLink Genetics Corp. (a)(b)	101,635	1,296,863
Nivalis Therapeutics, Inc. (a)(b)	71,774	165,080
Novavax, Inc. (a)(b)	1,386,707	1,277,573
Ohr Pharmaceutical, Inc. (a)(b)	106,178	63,707
OncoCyte Corp. (a)	11,637	64,585
OncoGenex Pharmaceuticals, Inc. (a)(b)	89,591	34,134
OncoMed Pharmaceuticals, Inc. (a)(b)	79,764	260,031
Onconova Therapeutics, Inc. (a)(b)	3,480	6,438
OncoSec Medical, Inc. (a)(b)	52,231	55,887
Opexa Therapeutics, Inc. (a)(b)	35,198	20,535
OpGen, Inc. (a)(b)	41,093	27,175
Ophthotech Corp. (a)(b)	123,408	280,136
Opko Health, Inc. (a)(b)	1,568,199	9,628,742
Oragenics, Inc. (a)	79,968	38,305
Organovo Holdings, Inc. (a)(b)	401,186	1,135,356
Otonomy, Inc. (a)	111,539	1,366,353
OvaScience, Inc. (a)(b)	154,817	198,166
Palatin Technologies, Inc. (a)(b)	634,919	223,809
PDL BioPharma, Inc. (b)	697,561	1,667,171
Peregrine Pharmaceuticals, Inc. (a)	1,043,397	575,955
Pfenex, Inc. (a)	65,771	267,688
PharmAthene, Inc. (b)	24,816	105,468
Portola Pharmaceuticals, Inc. (a)(b)	240,409	8,859,072
Progenics Pharmaceuticals, Inc. (a)(b)	305,792	1,947,895
Protagonist Therapeutics, Inc. (b)	27,757	310,046
Proteon Therapeutics, Inc. (a)(b)	24,275	29,130
Proteostasis Therapeutics, Inc. (a)(b)	51,559	204,174
Prothena Corp. PLC (a)(b)	168,821	8,611,559
PTC Therapeutics, Inc. (a)(b)	143,526	1,798,381
Puma Biotechnology, Inc. (a)(b)	122,695	9,386,168
Radius Health, Inc. (a)(b)	160,244	5,547,647
Recro Pharma, Inc. (a)	59,391	431,179
REGENXBIO, Inc. (a)(b)	111,323	1,903,623
Regulus Therapeutics, Inc. (a)(b)	152,831	213,963
Repligen Corp. (a)(b)	149,763	5,876,700
Retrophin, Inc. (a)(b)	156,492	2,480,398
Rexahn Pharmaceuticals, Inc. (a)(b)	103,785	394,383
Rigel Pharmaceuticals, Inc. (a)	535,297	1,225,830
RXi Pharmaceuticals Corp. (a)(b)	26,638	14,654
Sage Therapeutics, Inc. (a)(b)	137,807	9,110,421
Sangamo Therapeutics, Inc. (a)(b)	314,637	2,139,532
Sarepta Therapeutics, Inc. (a)(b)	217,797	6,499,062
Savara, Inc. (a)(b)	12,370	58,263
Seattle Genetics, Inc. (a)(b)	422,247	27,015,363
Selecta Biosciences, Inc. (b)	26,257	359,196
Seres Therapeutics, Inc. (a)(b)	79,929	728,952
Soligenix, Inc. (a)(b)	20,298	49,527
Sorrento Therapeutics, Inc. (a)(b)	268,650	416,408
Spark Therapeutics, Inc. (a)(b)	96,673	4,923,556
Spectrum Pharmaceuticals, Inc. (a)(b)	318,369	1,801,969
Stemline Therapeutics, Inc. (a)(b)	87,233	689,141
Sunesis Pharmaceuticals, Inc. (a)(b)	46,639	138,051
Syndax Pharmaceuticals, Inc. (a)(b)	47,748	579,661
Synergy Pharmaceuticals, Inc. (a)(b)	957,037	3,359,200
Synthetic Biologics, Inc. (a)(b)	314,451	182,507
Syros Pharmaceuticals, Inc. (b)	17,966	287,456
T2 Biosystems, Inc. (a)(b)	68,463	226,613
Tenax Therapeutics, Inc. (a)(b)	74,064	37,106
TESARO, Inc. (a)(b)	148,352	22,150,437
TG Therapeutics, Inc. (a)(b)	197,609	2,223,101
Threshold Pharmaceuticals, Inc. (a)(b)	253,633	115,910
TONIX Pharmaceuticals Holding (a)	6,944	29,929
TRACON Pharmaceuticals, Inc. (a)(b)	15,504	41,861
Trevena, Inc. (a)	153,673	358,058
Trovagene, Inc. (a)(b)	105,483	67,868
Ultragenyx Pharmaceutical, Inc. (a)(b)	166,799	8,982,126
United Therapeutics Corp. (a)(b)	195,627	23,649,348
Vanda Pharmaceuticals, Inc. (a)	183,750	2,526,563
Veracyte, Inc. (a)	61,383	499,658
Verastem, Inc. (a)	127,456	262,559
Vericel Corp. (a)(b)	180,932	533,749
Versartis, Inc. (a)(b)	107,155	1,644,829
Vical, Inc. (a)(b)	29,955	72,791
Viking Therapeutics, Inc. (a)(b)	31,264	36,892
VistaGen Therapeutics, Inc.	30,097	56,883
Vital Therapies, Inc. (a)(b)	89,620	237,493
Voyager Therapeutics, Inc. (a)(b)	22,537	199,678
vTv Therapeutics, Inc. Class A (a)	25,196	125,476
Xbiotech, Inc. (a)(b)	79,667	587,146
Xencor, Inc. (a)	161,866	3,318,253
XOMA Corp. (a)(b)	33,875	219,171
Zafgen, Inc. (a)	77,644	263,213
ZIOPHARM Oncology, Inc. (a)(b)	517,531	3,027,556
		683,353,766
Health Care Equipment & Supplies - 2.9%
Abaxis, Inc.	98,681	4,776,160
Abiomed, Inc. (a)	176,141	24,207,058
Accuray, Inc. (a)(b)	386,365	1,584,097
Aethlon Medical, Inc. (a)(b)	20,809	43,907
Akers Biosciences, Inc. (a)(b)	12,000	17,400
Alere, Inc. (a)	377,296	18,302,629
Align Technology, Inc. (a)	326,985	47,478,222
Allied Healthcare Products, Inc. (a)	2,477	4,731
Alliqua Biomedical, Inc. (a)(b)	63,749	22,663
Alphatec Holdings, Inc. (a)(b)	44,081	85,958
Amedica Corp. (a)(b)	45,747	12,265
Analogic Corp.	56,318	4,049,264
Angiodynamics, Inc. (a)(b)	163,379	2,463,755
Anika Therapeutics, Inc. (a)(b)	64,722	2,994,687
Antares Pharma, Inc. (a)	600,040	1,458,097
Apollo Endosurgery, Inc. (a)(b)	813	5,496
Atossa Genetics, Inc. (a)	5,394	2,481
Atricure, Inc. (a)(b)	137,373	2,869,722
Atrion Corp.	6,263	3,454,984
Avinger, Inc. (a)(b)	84,296	44,727
AxoGen, Inc. (a)	116,552	1,730,797
Bellerophon Therapeutics, Inc. (a)(b)	109,948	146,231
BioLase Technology, Inc. (a)(b)	142,344	158,002
BioLife Solutions, Inc. (a)(b)	69,384	151,257
Bovie Medical Corp. (a)	92,879	192,260
Cantel Medical Corp.	161,364	12,557,346
Cardiovascular Systems, Inc. (a)	142,913	4,291,677
CAS Medical Systems, Inc. (a)(b)	6,117	5,872
Cerus Corp. (a)(b)	442,280	1,012,821
Cesca Therapeutics, Inc. (a)(b)	3,165	9,653
Chembio Diagnostics, Inc. (a)(b)	41,523	274,052
Chf Solutions, Inc. (a)	1,359	788
Cogentix Medical, Inc. (a)	158,919	260,627
ConforMis, Inc. (a)(b)	157,069	636,129
CONMED Corp.	112,423	5,707,716
Corindus Vascular Robotics, Inc. (a)(b)	396,954	452,528
Cryolife, Inc. (a)	115,652	2,110,649
CryoPort, Inc. (a)(b)	58,024	185,677
Cutera, Inc. (a)	55,200	1,258,560
CytoSorbents Corp. (a)(b)	88,558	371,944
DexCom, Inc. (a)(b)	366,655	24,507,220
Dextera Surgical, Inc. (a)(b)	25,108	4,668
Dynatronics Corp. (a)(b)	3,425	10,104
Ekso Bionics Holdings, Inc. (a)(b)	67,474	70,173
Electromed, Inc. (a)	18,483	79,107
Endologix, Inc. (a)(b)	367,188	1,769,846
Entellus Medical, Inc. (a)(b)	52,720	702,758
EnteroMedics, Inc. (a)(b)	13,716	72,146
Exactech, Inc. (a)	45,189	1,369,227
Fonar Corp. (a)	28,662	725,149
Genmark Diagnostics, Inc. (a)(b)	210,790	2,727,623
Glaukos Corp. (a)(b)	52,451	2,135,280
Globus Medical, Inc. (a)(b)	313,806	9,649,535
Haemonetics Corp. (a)	231,066	9,422,871
Halyard Health, Inc. (a)(b)	208,542	7,494,999
Hill-Rom Holdings, Inc.	257,903	19,951,376
ICU Medical, Inc. (a)	65,426	10,553,214
Inogen, Inc. (a)	70,478	6,247,170
InspireMD, Inc. (a)(b)	394	205
Insulet Corp. (a)(b)	249,975	10,491,451
Integer Holdings Corp. (a)(b)	120,551	4,785,875
Integra LifeSciences Holdings Corp. (a)(b)	262,245	13,204,036
Invacare Corp. (b)	140,919	1,994,004
InVivo Therapeutics Holdings Corp. (a)(b)	122,248	238,384
Invuity, Inc. (a)(b)	46,878	342,209
IRadimed Corp. (a)(b)	17,654	143,880
iRhythm Technologies, Inc.	30,762	1,066,826
Iridex Corp. (a)(b)	22,946	206,285
K2M Group Holdings, Inc. (a)(b)	156,379	3,557,622
Kewaunee Scientific Corp.	5,250	120,488
Lantheus Holdings, Inc. (a)	112,228	1,862,985
LeMaitre Vascular, Inc.	55,211	1,687,248
LivaNova PLC (a)(b)	192,615	10,948,237
Masimo Corp. (a)	192,108	16,721,080
Meridian Bioscience, Inc.	201,601	2,782,094
Merit Medical Systems, Inc. (a)(b)	214,785	7,624,868
MGC Diagnostics Corp.	3,151	25,208
Microbot Medical, Inc. (a)(b)	30,945	139,871
Milestone Scientific, Inc. (a)	45,410	65,845
Misonix, Inc. (a)(b)	18,363	194,648
Natus Medical, Inc. (a)	144,748	4,906,957
Neogen Corp. (a)	169,897	10,752,781
NeuroMetrix, Inc. (a)(b)	842	2,913
Nevro Corp. (a)(b)	98,722	6,795,035
NuVasive, Inc. (a)(b)	217,518	16,320,376
Nuvectra Corp. (a)	32,436	312,683
NxStage Medical, Inc. (a)	265,053	5,741,048
OraSure Technologies, Inc. (a)	241,940	3,646,036
Orthofix International NV (a)	79,952	3,331,600
Penumbra, Inc. (a)(b)	117,476	9,732,887
PhotoMedex, Inc. (a)(b)	12,583	17,868
Presbia PLC (a)	14,898	40,821
Pulse Biosciences, Inc. (b)	23,721	678,183
Quidel Corp. (a)	128,607	3,192,026
ResMed, Inc. (b)	615,052	43,730,197
Retractable Technologies, Inc. (a)(b)	36,514	40,165
Rockwell Medical Technologies, Inc. (a)(b)	202,763	1,451,783
Roka Bioscience, Inc. (a)(b)	1,791	4,818
RTI Biologics, Inc. (a)	228,763	1,178,129
Seaspine Holdings Corp. (a)	35,570	355,344
Second Sight Medical Products, Inc. (a)(b)	63,760	73,324
Sientra, Inc. (a)(b)	46,108	345,349
Skyline Medical, Inc. (a)(b)	27,737	48,540
Staar Surgical Co. (a)(b)	117,470	1,074,851
Steris PLC	371,678	28,827,346
STRATA Skin Sciences, Inc. (a)(b)	2,348	6,058
SurModics, Inc. (a)	57,901	1,412,784
Synergetics U.S.A., Inc. (a)	76,412	14,518
Tactile Systems Technology, Inc. (b)	20,528	499,446
Tandem Diabetes Care, Inc. (a)(b)	144,184	114,670
TearLab Corp. (a)(b)	24,963	49,177
Teleflex, Inc.	193,920	38,787,878
The Spectranetics Corp. (a)(b)	189,127	5,106,429
TransEnterix, Inc. (a)(b)	303,304	143,766
Utah Medical Products, Inc.	15,694	1,054,637
Vermillion, Inc. (a)	65,547	112,085
ViewRay, Inc. (a)(b)	133,734	875,958
Viveve Medical, Inc. (b)	46,102	329,168
VolitionRx Ltd. (a)(b)	100,890	339,999
West Pharmaceutical Services, Inc.	319,466	30,994,591
Wright Medical Group NV (a)(b)	446,949	11,942,477
Zosano Pharma Corp. (a)(b)	133,854	196,765
		555,670,170
Health Care Providers & Services - 1.5%
AAC Holdings, Inc. (a)(b)	40,868	256,651
Acadia Healthcare Co., Inc. (a)(b)	328,630	13,585,564
Aceto Corp.	125,041	1,769,330
Adcare Health Systems, Inc. (a)	40,556	40,556
Addus HomeCare Corp. (a)	29,838	1,106,990
Alliance Healthcare Services, Inc. (a)	41,783	553,625
Almost Family, Inc. (a)(b)	53,272	3,057,813
Amedisys, Inc. (a)(b)	120,344	7,211,012
American Renal Associates Holdings, Inc. (a)(b)	50,577	819,347
American Shared Hospital Services (a)	115	472
AMN Healthcare Services, Inc. (a)(b)	206,611	7,489,649
BioScrip, Inc. (a)(b)	530,489	960,185
BioTelemetry, Inc. (a)	124,954	3,604,923
Brookdale Senior Living, Inc. (a)	804,694	11,056,496
Caladrius Biosciences, Inc. (a)(b)	17,378	80,981
Capital Senior Living Corp. (a)(b)	114,940	1,590,770
Chemed Corp.	71,443	14,621,524
Civitas Solutions, Inc. (a)	72,322	1,139,072
Community Health Systems, Inc. (a)(b)	505,186	4,470,896
Corvel Corp. (a)	44,212	2,060,279
Cross Country Healthcare, Inc. (a)(b)	142,947	1,651,038
Digirad Corp.	52,208	203,611
Diplomat Pharmacy, Inc. (a)(b)	190,823	3,270,706
Diversicare Healthcare Services, Inc.	13,755	142,089
Five Star Sr Living, Inc. (a)	200,855	361,539
Genesis HealthCare, Inc. Class A (a)	122,459	208,180
HealthEquity, Inc. (a)(b)	189,811	8,693,344
HealthSouth Corp. (b)	390,957	17,722,081
InfuSystems Holdings, Inc. (a)	46,642	69,963
Innovative Industrial Properties, Inc. (b)	3,026	53,621
Interpace Diagnostics Group, Inc. (a)(b)	26,246	49,605
Kindred Healthcare, Inc.	383,129	3,754,664
Landauer, Inc.	39,153	1,912,624
LHC Group, Inc. (a)	65,956	3,970,551
LifePoint Hospitals, Inc. (a)	171,801	10,445,501
Magellan Health Services, Inc. (a)	103,219	7,096,306
MEDNAX, Inc. (a)(b)	406,471	22,071,375
Molina Healthcare, Inc. (a)(b)	183,652	11,858,410
National Healthcare Corp.	53,157	3,641,255
National Research Corp. Class A	28,515	684,360
Owens & Minor, Inc. (b)	258,241	8,232,723
PharMerica Corp. (a)	140,004	3,458,099
Premier, Inc. (a)	220,638	7,616,424
Providence Service Corp. (a)	55,715	2,604,119
Psychemedics Corp.	24,573	508,415
Quorum Health Corp. (a)	123,157	464,302
RadNet, Inc. (a)	138,775	999,180
Select Medical Holdings Corp. (a)(b)	473,830	6,349,322
Sharps Compliance Corp. (a)(b)	38,932	158,064
SunLink Health Systems, Inc. (a)	19,190	32,047
Surgery Partners, Inc. (a)(b)	85,904	1,872,707
Teladoc, Inc. (a)(b)	158,210	4,841,226
Tenet Healthcare Corp. (a)(b)	349,778	5,785,328
The Ensign Group, Inc.	210,263	3,864,634
Tivity Health, Inc. (a)(b)	145,588	4,942,713
Triple-S Management Corp. (a)(b)	101,083	1,644,620
U.S. Physical Therapy, Inc. (b)	52,839	3,342,067
VCA, Inc. (a)	350,488	32,290,459
Wellcare Health Plans, Inc. (a)	192,061	32,996,080
		295,339,487
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)(b)	797,527	9,099,783
Arrhythmia Research Technology, Inc. (a)	9,913	39,652
athenahealth, Inc. (a)(b)	170,798	22,883,516
Castlight Health, Inc. Class B (a)(b)	202,967	710,385
Computer Programs & Systems, Inc. (b)	49,251	1,644,983
Connecture, Inc. (a)(b)	29,490	24,772
Evolent Health, Inc. (a)(b)	175,602	4,030,066
HealthStream, Inc. (a)(b)	115,141	3,208,980
HMS Holdings Corp. (a)	371,818	6,774,524
HTG Molecular Diagnostics (a)(b)	19,859	68,712
iCAD, Inc. (a)	51,129	236,727
Inovalon Holdings, Inc. Class A (a)(b)	288,458	3,923,029
Medidata Solutions, Inc. (a)	238,058	16,944,968
Omnicell, Inc. (a)(b)	163,472	6,522,533
Quality Systems, Inc. (a)	196,746	3,022,019
Rennova Health, Inc. (a)(b)	619	260
Simulations Plus, Inc.	44,648	544,706
Streamline Health Solutions, Inc. (a)	74,551	90,207
Tabula Rasa HealthCare, Inc.	15,550	206,038
Veeva Systems, Inc. Class A (a)(b)	447,209	28,415,660
Vocera Communications, Inc. (a)	109,046	2,914,800
		111,306,320
Life Sciences Tools & Services - 1.0%
Accelerate Diagnostics, Inc. (a)(b)	114,176	3,185,510
Albany Molecular Research, Inc. (a)(b)	96,920	1,886,063
Bio-Rad Laboratories, Inc. Class A (a)	88,195	19,709,819
Bio-Techne Corp.	166,067	18,612,789
Bioanalytical Systems, Inc. (a)(b)	4,687	7,593
Bruker Corp.	464,594	12,641,603
Cambrex Corp. (a)	141,044	7,588,167
Charles River Laboratories International, Inc. (a)	203,176	18,702,351
ChromaDex, Inc. (a)(b)	68,981	226,258
CombiMatrix Corp. (a)	922	4,887
Enzo Biochem, Inc. (a)	184,150	1,657,350
Fluidigm Corp. (a)(b)	119,521	541,430
Harvard Bioscience, Inc. (a)	111,418	256,261
INC Research Holdings, Inc. Class A (a)	228,333	12,980,731
Luminex Corp.	173,959	3,524,409
Medpace Holdings, Inc. (b)	29,956	833,376
Nanostring Technologies, Inc. (a)	57,423	1,053,138
NeoGenomics, Inc. (a)(b)	214,850	1,624,266
Pacific Biosciences of California, Inc. (a)(b)	358,931	1,184,472
PAREXEL International Corp. (a)	221,017	17,862,594
PRA Health Sciences, Inc. (a)	166,837	12,053,973
pSivida Corp. (a)(b)	97,016	220,226
Quintiles Transnational Holdings, Inc. (a)(b)	597,197	51,621,709
VWR Corp. (a)	367,356	12,144,789
		200,123,764
Pharmaceuticals - 1.2%
AcelRx Pharmaceuticals, Inc. (a)(b)	126,457	316,143
Achaogen, Inc. (a)(b)	104,598	2,110,788
Aclaris Therapeutics, Inc. (a)	60,308	1,434,124
Adamis Pharmaceuticals Corp. (a)(b)	97,382	374,921
Aerie Pharmaceuticals, Inc. (a)(b)	145,738	8,081,172
Agile Therapeutics, Inc. (a)(b)	73,763	241,943
Akorn, Inc. (a)	377,541	12,560,789
Alimera Sciences, Inc. (a)(b)	102,415	145,429
Amphastar Pharmaceuticals, Inc. (a)(b)	158,581	2,706,978
Ampio Pharmaceuticals, Inc. (a)(b)	182,288	159,630
ANI Pharmaceuticals, Inc. (a)(b)	33,859	1,479,300
ANI Pharmaceuticals, Inc. rights (a)	58,183	1
Apricus Biosciences, Inc. (a)(b)	18,299	16,835
Aradigm Corp. (a)(b)	6,822	9,551
Aratana Therapeutics, Inc. (a)(b)	132,799	764,922
Assembly Biosciences, Inc. (a)(b)	65,478	1,663,796
AstraZeneca PLC rights (a)	21,542	0
Avexis, Inc. (a)(b)	74,833	5,294,435
Axsome Therapeutics, Inc. (a)(b)	40,776	156,988
Bio Path Holdings, Inc. (a)(b)	346,086	121,130
Biodelivery Sciences International, Inc. (a)(b)	266,001	585,202
BioPharmX Corp. (a)(b)	259,103	164,271
Catalent, Inc. (a)	548,701	19,495,347
Cempra, Inc. (a)(b)	210,034	798,129
Clearside Biomedical, Inc. (b)	56,066	385,734
Collegium Pharmaceutical, Inc. (a)(b)	84,457	694,237
ContraVir Pharmaceuticals, Inc. (a)(b)	235,301	143,769
Corcept Therapeutics, Inc. (a)(b)	352,202	3,983,405
Corium International, Inc. (a)(b)	48,507	361,862
Cumberland Pharmaceuticals, Inc. (a)	33,632	232,229
CymaBay Therapeutics, Inc. (a)(b)	105,381	516,367
DepoMed, Inc. (a)(b)	279,603	2,930,239
Dermira, Inc. (a)(b)	135,493	3,715,218
Durect Corp. (a)	559,539	688,233
Egalet Corp. (a)(b)	55,293	118,327
Endo International PLC (a)(b)	860,309	11,338,873
Endocyte, Inc. (a)(b)	136,613	348,363
Evoke Pharma, Inc. (a)	15,864	38,867
Flex Pharma, Inc. (a)(b)	43,126	151,372
Heska Corp. (a)	28,264	2,788,526
Horizon Pharma PLC (a)	696,540	6,965,400
Impax Laboratories, Inc. (a)(b)	325,117	4,958,034
Imprimis Pharmaceuticals, Inc. (a)(b)	47,994	149,741
Innoviva, Inc. (a)(b)	359,646	4,394,874
Intersect ENT, Inc. (a)	111,651	2,824,770
Intra-Cellular Therapies, Inc. (a)(b)	150,680	1,544,470
Jaguar Animal Health, Inc. (a)(b)	27,742	18,310
Jazz Pharmaceuticals PLC (a)	260,692	37,946,328
Juniper Pharmaceuticals, Inc. (a)	42,963	184,741
KemPharm, Inc. (a)(b)	54,249	235,983
Lannett Co., Inc. (a)(b)	124,119	2,494,792
Lipocine, Inc. (a)(b)	73,787	270,798
Marinus Pharmaceuticals, Inc. (a)(b)	36,454	42,287
MyoKardia, Inc. (a)(b)	66,562	858,650
Nektar Therapeutics (a)(b)	672,897	13,377,192
Neos Therapeutics, Inc. (a)(b)	61,196	514,046
NovaBay Pharmaceuticals, Inc. (a)	5,692	14,515
Novan, Inc. (b)	36,199	179,185
Novus Therapeutics, Inc. (a)(b)	3,220	16,486
Ocera Therapeutics, Inc. (a)(b)	41,015	44,296
Ocular Therapeutix, Inc. (a)(b)	99,153	1,011,361
Omeros Corp. (a)(b)	175,766	2,655,824
Orexigen Therapeutics, Inc. (a)(b)	43,174	123,478
Pacira Pharmaceuticals, Inc. (a)(b)	174,442	7,745,225
Pain Therapeutics, Inc. (a)(b)	20,714	77,678
Paratek Pharmaceuticals, Inc. (a)(b)	89,723	1,798,946
Pernix Therapeutics Holdings, Inc. (a)(b)	31,117	114,822
Phibro Animal Health Corp. Class A	81,527	2,873,827
Plx Pharma PLC/New (a)(b)	4,428	25,904
Prestige Brands Holdings, Inc. (a)	233,489	11,763,176
Pulmatrix, Inc. (a)(b)	31,769	80,693
Reata Pharmaceuticals, Inc. (b)	30,813	851,363
Repros Therapeutics, Inc. (a)	95,900	45,073
Revance Therapeutics, Inc. (a)(b)	90,833	2,021,034
Ritter Pharmaceuticals, Inc. (a)(b)	29,614	18,213
SciClone Pharmaceuticals, Inc. (a)	218,960	2,080,120
SCYNEXIS, Inc. (a)(b)	102,549	163,053
Sonoma Pharmaceuticals, Inc. (a)	13,177	92,634
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	103,601	1,036,010
Supernus Pharmaceuticals, Inc. (a)(b)	224,100	8,426,160
Teligent, Inc. (a)(b)	171,245	1,417,909
Tetraphase Pharmaceuticals, Inc. (a)	157,483	1,085,058
The Medicines Company (a)(b)	310,321	12,341,466
TherapeuticsMD, Inc. (a)(b)	746,255	3,096,958
Theravance Biopharma, Inc. (a)(b)	166,472	6,076,228
Titan Pharmaceuticals, Inc. (a)(b)	68,182	160,228
VIVUS, Inc. (a)(b)	380,623	433,910
WAVE Life Sciences (a)(b)	61,241	1,157,455
Zogenix, Inc. (a)(b)	100,903	1,281,468
Zynerba Pharmaceuticals, Inc. (a)(b)	45,110	840,399
		235,048,016

TOTAL HEALTH CARE		2,080,841,523

INDUSTRIALS - 13.4%
Aerospace & Defense - 1.5%
AAR Corp.	137,004	4,786,920
Aerojet Rocketdyne Holdings, Inc. (a)	334,458	7,324,630
AeroVironment, Inc. (a)(b)	92,122	2,859,467
Air Industries Group, Inc. (a)	217	482
Arotech Corp. (a)(b)	107,505	357,454
Astronics Corp. (a)	86,881	2,658,559
Astronics Corp. Class B (b)	7,288	223,450
Astrotech Corp. (a)	39,511	42,672
Axon Enterprise, Inc. (a)(b)	228,506	5,486,429
BWX Technologies, Inc.	430,442	20,919,481
CPI Aerostructures, Inc. (a)(b)	20,017	150,128
Cubic Corp.	108,530	5,030,366
Curtiss-Wright Corp.	193,346	17,406,940
DigitalGlobe, Inc. (a)(b)	270,177	8,416,014
Ducommun, Inc. (a)	49,143	1,563,239
Engility Holdings, Inc. (a)	78,098	2,056,320
Esterline Technologies Corp. (a)	133,161	12,976,539
HEICO Corp. (b)	112,502	8,348,773
HEICO Corp. Class A	200,680	12,572,602
Hexcel Corp.	395,878	20,360,006
Huntington Ingalls Industries, Inc.	198,685	38,904,510
Innovative Solutions & Support, Inc. (a)	34,266	137,064
KEYW Holding Corp. (a)(b)	187,901	1,730,568
KLX, Inc. (a)	224,831	10,879,572
Kratos Defense & Security Solutions, Inc. (a)(b)	316,334	3,422,734
LMI Aerospace, Inc. (a)	54,403	757,834
Mercury Systems, Inc. (a)	210,211	8,360,091
Micronet Enertec Technologies, Inc. (a)	8,571	9,942
Moog, Inc. Class A (a)	139,561	9,774,852
National Presto Industries, Inc. (b)	22,481	2,393,102
Orbital ATK, Inc.	250,649	25,480,977
SIFCO Industries, Inc. (a)	8,947	67,103
Sparton Corp. (a)	38,996	669,171
Spirit AeroSystems Holdings, Inc. Class A	526,796	28,705,114
Teledyne Technologies, Inc. (a)(b)	153,296	20,159,957
Triumph Group, Inc.	220,034	7,173,108
Vectrus, Inc. (a)	43,256	1,276,052
Wesco Aircraft Holdings, Inc. (a)	255,497	2,465,546
		295,907,768
Air Freight & Logistics - 0.3%
Air T, Inc. (a)	1,113	22,204
Air Transport Services Group, Inc. (a)	208,972	4,983,982
Atlas Air Worldwide Holdings, Inc. (a)	110,896	5,400,635
Echo Global Logistics, Inc. (a)(b)	127,579	2,379,348
Forward Air Corp.	135,469	7,061,999
Hub Group, Inc. Class A (a)	143,233	5,134,903
Park-Ohio Holdings Corp.	35,640	1,322,244
Radiant Logistics, Inc. (a)	144,096	847,284
XPO Logistics, Inc. (a)(b)	354,533	18,648,436
		45,801,035
Airlines - 0.4%
Allegiant Travel Co. (b)	57,825	7,922,025
Hawaiian Holdings, Inc. (a)	228,939	11,469,844
JetBlue Airways Corp. (a)	1,448,928	32,484,966
SkyWest, Inc.	229,350	7,866,705
Spirit Airlines, Inc. (a)	297,651	15,805,268
		75,548,808
Building Products - 1.1%
A.O. Smith Corp.	643,222	35,293,591
AAON, Inc.	174,071	6,297,018
Advanced Drain Systems, Inc. Del	158,188	3,029,300
American Woodmark Corp. (a)	60,060	5,573,568
Apogee Enterprises, Inc.	124,252	6,620,147
Armstrong World Industries, Inc. (a)(b)	218,003	9,079,825
Builders FirstSource, Inc. (a)	417,345	5,700,933
Continental Building Products, Inc. (a)	175,679	4,286,568
CSW Industrials, Inc. (a)	65,607	2,315,927
GCP Applied Technologies, Inc. (a)	311,495	9,376,000
Gibraltar Industries, Inc. (a)	140,820	4,379,502
GMS, Inc.	93,579	3,056,290
Griffon Corp.	137,012	2,973,160
Insteel Industries, Inc. (b)	77,676	2,466,990
Lennox International, Inc.	168,062	29,763,780
Masonite International Corp. (a)	130,738	9,628,854
NCI Building Systems, Inc. (a)	175,187	2,916,864
Owens Corning	480,487	29,982,389
Patrick Industries, Inc. (a)	68,450	4,531,390
PGT, Inc. (a)	209,632	2,400,286
Ply Gem Holdings, Inc. (a)(b)	97,641	1,596,430
Quanex Building Products Corp.	151,050	3,111,630
Simpson Manufacturing Co. Ltd.	177,509	7,132,312
Tecogen, Inc. New (a)	6,158	20,814
Trex Co., Inc. (a)	126,631	8,138,574
Universal Forest Products, Inc.	88,927	7,819,351
USG Corp. (a)(b)	389,388	11,074,195
		218,565,688
Commercial Services & Supplies - 1.6%
ABM Industries, Inc.	247,365	10,646,590
ACCO Brands Corp. (a)	470,135	5,336,032
Acme United Corp.	1,357	38,878
ADS Waste Holdings, Inc.	167,967	3,916,990
Amrep Corp. (a)	2,745	17,650
Aqua Metals, Inc. (a)(b)	65,324	775,396
ARC Document Solutions, Inc. (a)	152,363	504,322
Avalon Holdings Corp. Class A (a)	128	323
Brady Corp. Class A	208,792	7,495,633
Casella Waste Systems, Inc. Class A (a)	167,872	2,353,565
CECO Environmental Corp.	121,214	1,139,412
Cemtrex, Inc. (b)	35,054	128,648
Cenveo, Inc. (a)(b)	27,357	165,510
Clean Harbors, Inc. (a)(b)	228,348	13,337,807
Command Security Corp. (a)	4,127	13,041
CompX International, Inc. Class A	729	9,914
Copart, Inc. (a)(b)	887,472	27,680,252
Covanta Holding Corp. (b)	578,029	8,525,928
Deluxe Corp.	204,230	13,920,317
Ecology & Environment, Inc. Class A	5,634	63,664
Ennis, Inc.	112,391	1,803,876
Essendant, Inc.	162,977	2,623,930
Fuel Tech, Inc. (a)(b)	72,552	63,846
Healthcare Services Group, Inc.	314,696	15,064,498
Heritage-Crystal Clean, Inc. (a)	60,345	920,261
Herman Miller, Inc.	263,155	8,302,540
HNI Corp.	188,336	8,102,215
Hudson Technologies, Inc. (a)	146,227	1,193,212
Industrial Services of America, Inc. (a)(b)	12,843	16,567
InnerWorkings, Inc. (a)(b)	158,246	1,715,387
Interface, Inc.	279,580	5,745,369
Intersections, Inc. (a)	42,827	204,285
KAR Auction Services, Inc.	597,077	26,014,645
Kimball International, Inc. Class B	155,232	2,666,886
Knoll, Inc.	209,542	4,505,153
LSC Communications, Inc.	142,797	3,037,292
MagneGas Corp. (a)	12,080	22,227
Matthews International Corp. Class A	141,562	9,024,578
McGrath RentCorp.	106,286	3,525,507
Mobile Mini, Inc.	195,778	5,481,784
Msa Safety, Inc.	133,863	10,856,289
Multi-Color Corp.	59,263	5,090,692
NL Industries, Inc. (a)	19,361	143,271
Odyssey Marine Exploration, Inc. (a)(b)	21,390	68,234
Performant Financial Corp. (a)	101,625	225,608
Perma-Fix Environmental Services, Inc. (a)	24,334	83,952
Pitney Bowes, Inc.	806,518	11,992,923
Quad/Graphics, Inc.	135,690	3,021,816
Quest Resource Holding Corp. (a)(b)	36,362	92,359
R.R. Donnelley & Sons Co.	314,030	3,743,238
Rollins, Inc. (b)	417,668	17,988,961
SP Plus Corp. (a)	84,994	2,507,323
Steelcase, Inc. Class A (b)	394,969	6,615,731
Team, Inc. (a)(b)	125,378	3,215,946
Tetra Tech, Inc.	250,400	11,505,880
The Brink's Co.	196,171	12,378,390
TRC Companies, Inc. (a)	102,117	1,787,048
U.S. Ecology, Inc.	93,664	4,685,542
UniFirst Corp.	69,592	9,861,186
Versar, Inc. (a)	11,390	15,832
Viad Corp.	92,139	4,067,937
Virco Manufacturing Co. (a)	17,110	77,851
VSE Corp.	30,956	1,295,199
West Corp.	203,091	4,705,618
		312,130,756
Construction & Engineering - 0.7%
AECOM (a)(b)	668,739	21,473,209
Aegion Corp. (a)	149,994	2,968,381
Ameresco, Inc. Class A (a)	64,825	447,293
Argan, Inc.	59,650	3,522,333
Chicago Bridge & Iron Co. NV (b)	437,751	8,282,249
Comfort Systems U.S.A., Inc.	162,547	5,599,744
Dycom Industries, Inc. (a)(b)	136,274	11,472,908
EMCOR Group, Inc.	259,494	16,353,312
Goldfield Corp.	101,619	447,124
Granite Construction, Inc. (b)	173,385	8,124,821
Great Lakes Dredge & Dock Corp. (a)	240,564	998,341
HC2 Holdings, Inc. (a)	149,409	791,868
Ies Holdings, Inc. (a)	36,498	560,244
KBR, Inc.	603,692	8,228,322
Keane Group, Inc. (b)	117,114	1,801,213
Layne Christensen Co. (a)(b)	82,090	596,794
MasTec, Inc. (a)	289,826	12,288,622
MYR Group, Inc. (a)	77,211	2,266,915
Northwest Pipe Co. (a)	42,043	599,533
NV5 Holdings, Inc. (a)(b)	32,951	1,209,302
Orion Group Holdings, Inc. (a)	118,649	845,967
Primoris Services Corp.	176,834	4,102,549
Sterling Construction Co., Inc. (a)	109,184	1,111,493
Tutor Perini Corp. (a)	176,871	4,589,802
Valmont Industries, Inc.	98,833	14,469,151
		133,151,490
Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	28,596	720,047
American Electric Technologies, Inc. (a)	11,601	17,982
American Superconductor Corp. (a)(b)	66,860	275,463
AZZ, Inc.	113,590	6,162,258
Babcock & Wilcox Enterprises, Inc. (a)	206,668	2,201,014
Broadwind Energy, Inc. (a)	61,516	301,428
Capstone Turbine Corp. (a)(b)	61,006	37,214
Digital Power Corp. (a)(b)	4,632	2,223
Encore Wire Corp.	89,061	3,682,672
Energous Corp. (a)(b)	80,549	1,242,871
Energy Focus, Inc. (a)(b)	31,432	101,211
EnerSys	187,936	13,918,540
Enphase Energy, Inc. (a)(b)	219,384	166,732
EnSync, Inc. (a)(b)	116,581	60,622
Espey Manufacturing & Electronics Corp.	5,358	121,895
FuelCell Energy, Inc. (a)(b)	143,094	137,986
Generac Holdings, Inc. (a)(b)	277,773	9,624,834
General Cable Corp.	226,028	3,740,763
Hubbell, Inc. Class B	223,864	25,948,076
Ideal Power, Inc. (a)(b)	18,012	46,291
LSI Industries, Inc.	102,850	908,166
Ocean Power Technologies, Inc. (a)(b)	5,215	7,301
Orion Energy Systems, Inc. (a)(b)	83,634	115,415
Plug Power, Inc. (a)(b)	1,337,613	2,487,960
Polar Power, Inc.	7,315	37,965
Powell Industries, Inc.	39,054	1,286,048
Preformed Line Products Co.	9,836	472,128
Real Goods Solar, Inc. (a)(b)	43,365	39,033
Regal Beloit Corp.	195,055	15,448,356
Revolution Lighting Technologies, Inc. (a)(b)	20,828	163,708
Sensata Technologies Holding BV (a)(b)	740,705	29,946,703
Sunrun, Inc. (a)(b)	267,146	1,346,416
Thermon Group Holdings, Inc. (a)(b)	139,286	2,579,577
TPI Composites, Inc.	67,536	1,149,463
Ultralife Corp. (a)	43,594	279,002
Vicor Corp. (a)	64,365	1,090,987
		125,868,350
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	282,728	28,648,828
ITT, Inc.	388,056	14,750,009
Raven Industries, Inc.	161,156	5,455,131
		48,853,968
Machinery - 3.6%
Actuant Corp. Class A (b)	250,824	6,508,883
AGCO Corp.	286,979	18,375,265
Alamo Group, Inc.	59,117	5,032,630
Albany International Corp. Class A	129,645	6,261,854
Allison Transmission Holdings, Inc.	658,588	25,500,527
Altra Industrial Motion Corp.	139,829	6,040,613
American Railcar Industries, Inc. (b)	34,464	1,223,127
ARC Group Worldwide, Inc. (a)	25,827	89,103
Art's-Way Manufacturing Co., Inc. (a)	9,831	29,493
Astec Industries, Inc.	82,659	4,626,424
Barnes Group, Inc.	219,896	12,443,915
Blue Bird Corp. (a)(b)	33,713	615,262
Briggs & Stratton Corp.	195,366	4,645,803
Chart Industries, Inc. (a)	134,764	4,629,143
Chicago Rivet & Machine Co.	772	29,568
CIRCOR International, Inc.	70,709	4,557,902
Colfax Corp. (a)	427,281	17,330,517
Columbus McKinnon Corp. (NY Shares)	93,121	2,601,801
Commercial Vehicle Group, Inc. (a)	112,254	907,012
Crane Co.	216,530	16,798,397
Dmc Global, Inc.	55,020	696,003
Donaldson Co., Inc.	574,939	27,574,074
Douglas Dynamics, Inc.	97,040	2,954,868
Eastern Co.	18,085	550,688
Energy Recovery, Inc. (a)(b)	131,400	997,326
EnPro Industries, Inc.	92,743	6,196,160
ESCO Technologies, Inc. (b)	113,837	6,557,011
ExOne Co. (a)(b)	41,005	539,626
Federal Signal Corp.	258,672	4,055,977
Franklin Electric Co., Inc.	171,998	6,570,324
FreightCar America, Inc.	54,073	906,263
Gencor Industries, Inc. (a)	30,519	494,408
Global Brass & Copper Holdings, Inc.	92,327	2,797,508
Gorman-Rupp Co.	73,596	1,771,456
Graco, Inc.	242,295	26,620,952
Graham Corp.	37,894	793,121
Greenbrier Companies, Inc. (b)	126,722	5,607,449
Hardinge, Inc.	38,805	469,541
Harsco Corp. (a)	344,114	5,127,299
Hillenbrand, Inc.	279,706	9,985,504
Hurco Companies, Inc.	23,780	691,998
Hyster-Yale Materials Handling Class A	40,984	3,058,636
IDEX Corp.	328,034	35,581,848
Jason Industries, Inc. (a)	35,118	47,058
John Bean Technologies Corp.	136,506	11,780,468
Kadant, Inc.	49,681	3,817,985
Kennametal, Inc.	347,966	13,386,252
Key Technology, Inc. (a)	12,346	158,646
L.B. Foster Co. Class A	36,564	656,324
Lincoln Electric Holdings, Inc.	265,724	23,750,411
Lindsay Corp. (b)	45,351	3,872,068
LiqTech International, Inc. (a)(b)	90,569	30,341
Lydall, Inc. (a)	75,237	3,795,707
Manitex International, Inc. (a)(b)	52,326	375,701
Manitowoc Co., Inc. (a)(b)	602,455	3,409,895
Meritor, Inc. (a)	379,741	5,912,567
MFRI, Inc. (a)	13,428	104,067
Middleby Corp. (a)(b)	250,189	32,114,260
Milacron Holdings Corp. (a)	193,671	3,367,939
Miller Industries, Inc.	42,091	1,077,530
Mueller Industries, Inc.	252,828	7,149,976
Mueller Water Products, Inc. Class A	699,067	7,815,569
Navistar International Corp. New (a)(b)	282,246	7,301,704
NN, Inc.	117,774	3,368,336
Nordson Corp.	231,006	26,768,975
Omega Flex, Inc.	17,877	1,094,430
Oshkosh Corp.	320,128	20,206,479
Proto Labs, Inc. (a)(b)	107,285	6,866,240
RBC Bearings, Inc. (a)	104,850	10,623,402
Rexnord Corp. (a)	436,519	9,952,633
Spartan Motors, Inc.	139,927	1,203,372
SPX Corp. (a)	179,809	4,331,599
SPX Flow, Inc. (a)	185,763	6,934,533
Standex International Corp.	55,773	4,902,447
Sun Hydraulics Corp.	111,181	4,757,435
Supreme Industries, Inc. Class A	47,294	838,050
Taylor Devices, Inc. (a)	3,820	50,653
Tennant Co.	76,781	5,374,670
Terex Corp.	422,465	13,848,403
The L.S. Starrett Co. Class A	20,536	182,770
Timken Co.	301,121	13,896,734
Titan International, Inc.	216,636	2,246,515
Toro Co.	466,503	31,950,790
TriMas Corp. (a)	200,113	4,362,463
Trinity Industries, Inc. (b)	680,867	17,375,726
Twin Disc, Inc. (a)	30,909	553,271
Wabash National Corp. (b)	259,988	5,197,160
WABCO Holdings, Inc. (a)	222,294	27,079,855
Wabtec Corp. (b)	376,591	30,786,314
Watts Water Technologies, Inc. Class A	128,748	7,995,251
Woodward, Inc.	239,039	16,283,337
WSI Industries, Inc. (a)(b)	5,668	17,854
Xerium Technologies, Inc. (a)	47,721	334,524
		698,153,968
Marine - 0.1%
Genco Shipping & Trading Ltd. (a)(b)	38,097	356,969
Kirby Corp. (a)(b)	236,140	15,644,275
Matson, Inc.	184,454	5,397,124
Rand Logistics, Inc. (a)	41,510	25,317
		21,423,685
Professional Services - 1.3%
Acacia Research Corp. (a)	213,329	842,650
Advisory Board Co. (a)	173,506	8,970,260
Barrett Business Services, Inc.	30,306	1,729,563
BG Staffing, Inc.	22,343	362,850
CBIZ, Inc. (a)	268,820	4,059,182
CDI Corp. (a)	54,937	332,369
Cogint, Inc. (a)(b)	168,940	912,276
CRA International, Inc.	36,975	1,278,226
DLH Holdings Corp. (a)	2,300	12,190
Dun & Bradstreet Corp.	159,010	16,649,937
Exponent, Inc.	113,085	6,705,941
Franklin Covey Co. (a)	52,794	1,042,682
FTI Consulting, Inc. (a)	185,927	6,420,059
General Employment Enterprises, Inc. (a)(b)	3,794	20,563
GP Strategies Corp. (a)	66,351	1,628,917
Heidrick & Struggles International, Inc.	82,403	1,775,785
Hill International, Inc. (a)	138,135	676,862
Hudson Global, Inc.	74,637	106,731
Huron Consulting Group, Inc. (a)	98,046	4,073,811
ICF International, Inc. (a)	87,475	4,115,699
IHS Markit Ltd. (a)	1,380,087	63,276,989
Insperity, Inc.	80,705	6,089,192
Kelly Services, Inc. Class A (non-vtg.)	136,399	3,168,549
Kforce, Inc.	107,981	1,943,658
Korn/Ferry International	251,900	8,088,509
Lightbridge Corp. (a)(b)	12,874	24,847
Manpower, Inc.	291,169	29,661,386
Marathon Patent Group, Inc. (a)(b)	29,824	6,567
Mastech Digital, Inc. (a)	3,140	20,881
MISTRAS Group, Inc. (a)	76,579	1,602,033
Navigant Consulting, Inc. (a)	207,969	4,053,316
On Assignment, Inc. (a)	208,407	10,920,527
Pendrell Corp. (a)	55,317	333,562
RCM Technologies, Inc. (a)	26,829	146,218
Resources Connection, Inc.	147,742	1,854,162
RPX Corp. (a)	214,024	2,833,678
Spherix, Inc. (a)(b)	4,801	4,993
TransUnion Holding Co., Inc. (a)	536,614	23,455,398
TriNet Group, Inc. (a)	158,691	4,908,313
TrueBlue, Inc. (a)	180,396	4,843,633
Volt Information Sciences, Inc. (a)(b)	35,427	209,019
WageWorks, Inc. (a)	161,169	11,402,707
Willdan Group, Inc. (a)	29,384	977,606
		241,542,296
Road & Rail - 0.6%
AMERCO	24,227	8,945,820
ArcBest Corp.	99,747	1,875,244
Avis Budget Group, Inc. (a)(b)	377,288	8,636,122
Celadon Group, Inc. (b)	115,770	231,540
Covenant Transport Group, Inc. Class A (a)	52,825	973,037
Genesee & Wyoming, Inc. Class A (a)(b)	267,136	17,497,408
Heartland Express, Inc. (b)	226,325	4,402,021
Knight Transportation, Inc.	294,681	9,827,611
Landstar System, Inc.	177,126	14,798,877
Marten Transport Ltd.	99,587	2,464,778
Old Dominion Freight Lines, Inc.	292,241	26,102,966
P.A.M. Transportation Services, Inc. (a)	12,026	212,139
Patriot Transportation Holding, Inc. (a)	5,823	111,219
Roadrunner Transportation Systems, Inc. (a)	119,733	760,305
Saia, Inc. (a)	109,557	5,061,533
Swift Transporation Co. (a)(b)	367,475	8,801,026
U.S.A. Truck, Inc. (a)(b)	31,657	208,620
Universal Logistics Holdings, Inc.	36,649	505,756
Werner Enterprises, Inc. (b)	184,143	5,017,897
YRC Worldwide, Inc. (a)(b)	143,374	1,317,607
		117,751,526
Trading Companies & Distributors - 1.1%
AeroCentury Corp. (a)	740	7,659
Air Lease Corp. Class A (b)	410,099	15,140,855
Aircastle Ltd.	248,136	5,416,809
Applied Industrial Technologies, Inc.	169,321	10,455,572
Beacon Roofing Supply, Inc. (a)	264,638	12,763,491
BlueLinx Corp. (a)	7,336	69,545
BMC Stock Holdings, Inc. (a)(b)	254,586	4,964,427
CAI International, Inc. (a)	69,862	1,344,844
DXP Enterprises, Inc. (a)	67,444	2,416,519
EnviroStar, Inc.	1,396	28,618
GATX Corp. (b)	169,098	10,057,949
General Finance Corp. (a)	1,148	5,912
H&E Equipment Services, Inc.	137,617	2,737,202
HD Supply Holdings, Inc. (a)	873,987	35,265,375
Herc Holdings, Inc. (a)(b)	104,966	3,970,864
Houston Wire & Cable Co.	69,133	449,365
Huttig Building Products, Inc. (a)	41,297	264,301
Kaman Corp. (b)	123,042	5,944,159
Lawson Products, Inc. (a)	23,255	495,332
MRC Global, Inc. (a)(b)	404,570	7,302,489
MSC Industrial Direct Co., Inc. Class A	196,943	16,531,395
Neff Corp. (a)	67,337	1,144,729
Nexeo Solutions, Inc. (a)(b)	267,934	2,357,819
Now, Inc. (a)(b)	466,016	7,693,924
Rush Enterprises, Inc. Class A (a)	153,596	5,506,417
SiteOne Landscape Supply, Inc. (b)	139,278	7,406,804
Textainer Group Holdings Ltd. (b)	128,344	1,411,784
Titan Machinery, Inc. (a)(b)	71,633	1,207,016
Transcat, Inc. (a)	4,785	58,138
Triton International Ltd.	145,243	4,069,709
Univar, Inc. (a)	443,424	13,488,958
Veritiv Corp. (a)	49,470	2,186,574
Watsco, Inc. (b)	131,413	18,545,003
WESCO International, Inc. (a)	183,218	11,203,781
Willis Lease Finance Corp. (a)	19,324	504,743
		212,418,081
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	325,703	25,372,264

TOTAL INDUSTRIALS		2,572,489,683

INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 1.6%
ADTRAN, Inc.	213,624	4,112,262
Aerohive Networks, Inc. (a)	105,859	503,889
Applied Optoelectronics, Inc. (a)(b)	74,275	5,185,881
Arista Networks, Inc. (a)(b)	181,260	26,714,099
Arris International PLC (a)	825,811	23,155,740
Aviat Networks, Inc. (a)	16,520	289,265
Bel Fuse, Inc. Class B (non-vtg.)	44,160	1,059,840
Black Box Corp.	60,284	494,329
Brocade Communications Systems, Inc.	1,725,151	21,788,657
CalAmp Corp. (a)(b)	157,687	2,980,284
Calix Networks, Inc. (a)	185,025	1,211,914
Ciena Corp. (a)(b)	619,880	14,554,782
Clearfield, Inc. (a)(b)	45,932	599,413
ClearOne, Inc.	17,545	173,696
CommScope Holding Co., Inc. (a)	838,179	31,004,241
Communications Systems, Inc.	9,294	41,916
Comtech Telecommunications Corp.	104,409	1,506,622
Dasan Zhone Solutions, Inc. (a)	16,898	100,712
Digi International, Inc. (a)	105,508	1,007,601
EchoStar Holding Corp. Class A (a)	204,151	12,055,117
EMCORE Corp.	119,065	1,196,603
Extreme Networks, Inc. (a)	483,497	4,656,076
Finisar Corp. (a)(b)	478,172	11,791,722
Harmonic, Inc. (a)(b)	354,615	1,790,806
Infinera Corp. (a)(b)	641,831	6,238,597
InfoSonics Corp. (a)	41,938	17,614
InterDigital, Inc.	148,695	12,044,295
Inventergy Global, Inc. (a)(b)	2,324	330
KVH Industries, Inc. (a)	54,401	514,089
Lantronix, Inc. (a)	2,994	7,335
Lumentum Holdings, Inc. (a)(b)	243,372	13,884,373
MRV Communications, Inc. (a)	14,786	131,595
NETGEAR, Inc. (a)	140,240	5,883,068
NetScout Systems, Inc. (a)(b)	397,566	14,550,916
Network-1 Security Solutions, Inc.	45,735	187,514
Oclaro, Inc. (a)(b)	545,335	4,842,575
Optical Cable Corp. (a)	11,466	32,678
Palo Alto Networks, Inc. (a)(b)	396,784	47,054,615
Parkervision, Inc. (a)(b)	61,776	138,996
PC-Tel, Inc.	66,388	426,211
Plantronics, Inc.	146,167	7,735,158
Relm Wireless Corp.	69,394	322,682
Resonant, Inc. (a)(b)	9,244	40,027
ShoreTel, Inc. (a)	323,573	1,876,723
Sonus Networks, Inc. (a)	219,995	1,484,966
Technical Communications Corp. (a)(b)	2,835	8,080
Tessco Technologies, Inc.	22,372	310,971
Ubiquiti Networks, Inc. (a)(b)	110,347	5,203,965
ViaSat, Inc. (a)(b)	232,060	15,141,915
Viavi Solutions, Inc. (a)	994,806	11,171,671
Westell Technologies, Inc. Class A (a)	150,024	110,418
xG Technology, Inc. (a)(b)	3,477	6,015
		317,342,859
Electronic Equipment & Components - 3.3%
ADDvantage Technologies Group, Inc. (a)(b)	11,928	20,278
Agilysys, Inc. (a)	51,105	506,451
Anixter International, Inc. (a)	125,022	9,439,161
Applied DNA Sciences, Inc. (a)(b)	58,908	75,108
Arrow Electronics, Inc. (a)	388,022	29,330,583
Avnet, Inc.	558,242	20,476,317
AVX Corp.	278,802	4,563,989
Badger Meter, Inc.	128,072	5,020,422
Belden, Inc.	185,976	13,204,296
Benchmark Electronics, Inc. (a)	214,695	6,934,649
Cardtronics PLC	198,745	6,807,016
CDW Corp.	693,152	41,713,887
ClearSign Combustion Corp. (a)(b)	63,125	230,406
Cognex Corp.	370,424	33,897,500
Coherent, Inc. (a)(b)	106,063	26,319,533
Control4 Corp. (a)	80,229	1,592,546
CTS Corp.	140,891	2,965,756
CUI Global, Inc. (a)(b)	87,433	320,005
Daktronics, Inc.	164,465	1,633,137
Dell Technologies, Inc. (a)	579,305	40,197,974
Digital Ally, Inc. (a)(b)	15,000	54,750
Dolby Laboratories, Inc. Class A	252,107	12,703,672
Dynasil Corp. of America (a)	9,408	12,042
Echelon Corp. (a)	10,844	74,281
Electro Scientific Industries, Inc. (a)	117,839	985,134
eMagin Corp. (a)(b)	60,537	148,316
ePlus, Inc. (a)(b)	56,824	4,474,890
Fabrinet (a)	162,045	5,708,845
FARO Technologies, Inc. (a)	72,512	2,519,792
Fitbit, Inc. (a)(b)	653,267	3,416,586
Frequency Electronics, Inc. (a)	18,354	181,154
Giga-Tronics, Inc. (a)	16,884	14,841
I. D. Systems Inc. (a)	39,946	264,043
Identiv, Inc. (a)	40,037	221,405
IEC Electronics Corp. (a)	18,101	66,612
II-VI, Inc. (a)(b)	237,384	7,121,520
Image Sensing Systems, Inc. (a)	9,763	32,706
Insight Enterprises, Inc. (a)	156,429	6,498,061
Intellicheck, Inc. (a)	10,716	44,257
IntriCon Corp. (a)(b)	8,644	71,745
IPG Photonics Corp. (a)	162,048	22,531,154
Iteris, Inc. (a)	107,233	609,083
Itron, Inc. (a)	150,507	10,181,799
Jabil Circuit, Inc. (b)	793,523	23,742,208
KEMET Corp. (a)	192,709	2,659,384
KEY Tronic Corp. (a)	23,864	161,559
Keysight Technologies, Inc. (a)	788,727	30,476,411
Kimball Electronics, Inc. (a)	122,862	2,137,799
Knowles Corp. (a)(b)	378,763	6,488,210
LGL Group, Inc. (a)	3,009	14,353
LightPath Technologies, Inc. Class A (a)(b)	76,597	231,323
Littelfuse, Inc.	97,101	15,725,507
LRAD Corp.	77,211	132,803
Luna Innovations, Inc. (a)	137,097	209,758
Maxwell Technologies, Inc. (a)(b)	125,294	725,452
Mesa Laboratories, Inc.	14,131	2,209,241
Methode Electronics, Inc. Class A	158,180	6,350,927
MicroVision, Inc. (a)(b)	312,134	614,904
MOCON, Inc.	69,210	2,072,840
MTS Systems Corp. (b)	73,708	3,821,760
Napco Security Technolgies, Inc. (a)	24,581	234,749
National Instruments Corp.	464,688	17,727,847
Neonode, Inc. (a)(b)	121,979	148,814
NetList, Inc. (a)(b)	140,493	181,236
Novanta, Inc. (a)	134,092	4,559,128
OSI Systems, Inc. (a)	81,512	6,454,935
Par Technology Corp. (a)	27,309	236,769
Park Electrochemical Corp.	84,819	1,433,441
PC Connection, Inc.	76,692	2,000,127
PC Mall, Inc. (a)(b)	33,187	653,784
Perceptron, Inc. (a)	33,349	250,784
Plexus Corp. (a)	147,876	7,686,594
RadiSys Corp. (a)	140,804	530,831
Research Frontiers, Inc. (a)(b)	71,977	77,015
RF Industries Ltd.	13,982	25,168
Richardson Electronics Ltd.	36,856	222,610
Rogers Corp. (a)	78,708	8,359,577
Sanmina Corp. (a)	325,890	11,927,574
ScanSource, Inc. (a)	108,415	4,119,770
Sigmatron International, Inc. (a)	11,463	79,095
Superconductor Technologies, Inc. (a)(b)	28,777	53,525
SYNNEX Corp.	128,283	14,272,767
Systemax, Inc.	43,424	691,744
Tech Data Corp. (a)	151,995	14,738,955
Trimble, Inc. (a)	1,091,212	39,327,280
TTM Technologies, Inc. (a)(b)	359,670	5,841,041
Uni-Pixel, Inc. (a)(b)	176,104	73,066
Universal Display Corp.	192,482	21,827,459
VeriFone Systems, Inc. (a)(b)	482,516	8,825,218
Vishay Intertechnology, Inc. (b)	571,285	9,340,510
Vishay Precision Group, Inc. (a)	49,281	852,561
Wayside Technology Group, Inc.	13,442	275,561
Wireless Telecom Group, Inc. (a)	35,461	57,801
Zebra Technologies Corp. Class A (a)	227,623	23,750,184
		627,797,661
Internet Software & Services - 2.1%
2U, Inc. (a)(b)	177,592	7,592,058
Actua Corp. (a)	161,479	2,260,706
Alarm.com Holdings, Inc. (a)(b)	59,694	1,943,040
Amber Road, Inc. (a)	59,273	428,544
Angie's List, Inc. (a)(b)	154,180	1,856,327
AppFolio, Inc. (a)	49,996	1,432,385
Apptio, Inc. Class A (b)	37,569	620,640
ARI Network Services, Inc. (a)	69,276	378,247
Autobytel, Inc. (a)	36,362	457,798
Bankrate, Inc. (a)	208,141	2,175,073
Bazaarvoice, Inc. (a)(b)	361,054	1,642,796
Benefitfocus, Inc. (a)(b)	64,424	2,048,683
BlackLine, Inc. (b)	42,471	1,433,821
Blucora, Inc. (a)	169,389	3,472,475
Box, Inc. Class A (a)	312,152	5,837,242
Bridgeline Digital, Inc. (a)(b)	4,849	3,103
Brightcove, Inc. (a)	145,383	865,029
BroadVision, Inc. (a)	7,417	29,668
Carbonite, Inc. (a)	75,203	1,398,776
Care.com, Inc. (a)	70,954	1,090,563
ChannelAdvisor Corp. (a)	104,787	1,194,572
CommerceHub, Inc.:
Series A (a)(b)	53,243	906,196
Series C (a)	113,561	1,950,978
Cornerstone OnDemand, Inc. (a)	219,756	8,210,084
CoStar Group, Inc. (a)	142,036	37,152,357
Coupa Software, Inc. (b)	130,079	4,451,303
Determine, Inc. (a)	73,216	257,720
DHI Group, Inc. (a)	207,864	592,412
eGain Communications Corp. (a)	49,320	78,912
Endurance International Group Holdings, Inc. (a)(b)	277,948	2,098,507
Envestnet, Inc. (a)(b)	190,260	6,820,821
Five9, Inc. (a)	168,314	3,782,016
Functionx, Inc. (a)(b)	5,422	3,441
GlowPoint, Inc. (a)	321,954	90,147
GoDaddy, Inc. (a)(b)	212,256	8,732,212
Gogo, Inc. (a)(b)	249,270	3,223,061
GrubHub, Inc. (a)(b)	371,161	16,134,369
GTT Communications, Inc. (a)(b)	111,714	3,602,777
Hortonworks, Inc. (a)(b)	191,509	2,367,051
IAC/InterActiveCorp (a)	316,593	33,666,500
Instructure, Inc. (a)(b)	28,818	769,441
Internap Network Services Corp. (a)(b)	217,848	731,969
Inuvo, Inc. (a)	97,208	103,915
iPass, Inc. (a)	412,177	601,778
Issuer Direct Corp.	35,897	463,071
j2 Global, Inc. (b)	210,591	17,820,210
Leaf Group Ltd. (a)	37,558	300,464
Limelight Networks, Inc. (a)	262,400	774,080
Liquidity Services, Inc. (a)	90,620	561,844
LivePerson, Inc. (a)	236,704	2,260,523
LogMeIn, Inc.	228,698	25,385,478
Marchex, Inc. Class B (a)	112,959	317,415
Marin Software, Inc. (a)(b)	77,141	100,283
Match Group, Inc. (a)(b)	205,782	4,008,633
MaxPoint Interactive, Inc. (a)	8,863	61,509
MeetMe, Inc. (a)(b)	287,464	1,330,958
MINDBODY, Inc. (a)(b)	97,559	2,736,530
Net Element International, Inc. (a)(b)	25,699	19,274
New Relic, Inc. (a)	140,622	6,140,963
NIC, Inc.	273,094	5,530,154
NumereX Corp. Class A (a)(b)	50,190	207,285
Nutanix, Inc. Class A (a)(b)	78,616	1,466,188
Onvia.com, Inc. (a)	2,326	10,700
Pandora Media, Inc. (a)(b)	1,018,183	9,061,829
Professional Diversity Network, Inc. (a)(b)	5,792	47,958
Q2 Holdings, Inc. (a)	120,373	4,766,771
QuinStreet, Inc. (a)	158,196	614,591
Qumu Corp. (a)	84,064	241,264
Quotient Technology, Inc. (a)(b)	301,121	3,312,331
RealNetworks, Inc. (a)	91,284	378,829
Reis, Inc.	36,313	686,316
Remark Holdings, Inc. (a)(b)	45,073	126,655
Rightside Group Ltd. (a)	34,488	314,186
Rocket Fuel, Inc. (a)(b)	143,044	433,423
Sajan, Inc. (a)	63,252	365,597
SecureWorks Corp. (a)(b)	52,243	568,404
Shutterstock, Inc. (a)(b)	84,939	3,954,760
Spark Networks, Inc. (a)(b)	80,921	79,303
SPS Commerce, Inc. (a)	75,905	4,414,635
Stamps.com, Inc. (a)(b)	67,632	9,326,453
Support.com, Inc. (a)	55,905	135,849
Synacor, Inc. (a)(b)	121,700	419,865
TechTarget, Inc. (a)	66,813	607,998
The Trade Desk, Inc.	47,191	2,595,505
Travelzoo, Inc. (a)	32,602	337,431
Tremor Video, Inc. (a)(b)	117,265	273,227
TrueCar, Inc. (a)(b)	303,179	5,329,887
Twilio, Inc. Class A (a)(b)	109,864	2,670,794
Twitter, Inc. (a)(b)	2,608,048	47,779,439
Web.com Group, Inc. (a)(b)	229,327	5,217,189
WebMD Health Corp. (a)(b)	164,590	9,213,748
Xactly Corp. (a)	68,804	1,080,223
XO Group, Inc. (a)	113,629	1,876,015
Yelp, Inc. (a)(b)	261,198	7,292,648
YuMe, Inc. (a)	148,498	705,366
Zillow Group, Inc.:
Class A (a)(b)	236,050	10,360,235
Class C (a)(b)	416,184	18,112,328
		396,686,127
IT Services - 3.0%
Acxiom Corp. (a)	336,031	8,804,012
ALJ Regional Holdings, Inc. (a)(b)	9,858	33,320
Amdocs Ltd.	639,800	41,446,244
Black Knight Financial Services, Inc. Class A (a)(b)	120,277	4,793,038
Blackhawk Network Holdings, Inc. (a)	238,077	10,320,638
Booz Allen Hamilton Holding Corp. Class A	647,378	25,532,588
Broadridge Financial Solutions, Inc.	514,210	39,023,397
CACI International, Inc. Class A (a)	107,395	13,220,325
CardConnect Corp. (a)(b)	25,256	378,840
Cartesian, Inc. (a)	2,929	1,441
Cass Information Systems, Inc.	39,706	2,431,595
Computer Task Group, Inc.	44,089	243,371
Conduent, Inc. (a)	739,655	12,137,739
Convergys Corp. (b)	415,336	10,096,818
CoreLogic, Inc. (a)	368,348	15,949,468
CSG Systems International, Inc.	145,065	5,786,643
CSP, Inc.	3,555	38,643
DST Systems, Inc.	137,018	16,554,515
Edgewater Technology, Inc. (a)	28,583	203,225
EPAM Systems, Inc. (a)	195,732	16,418,000
Euronet Worldwide, Inc. (a)	226,672	19,772,599
Everi Holdings, Inc. (a)	288,895	1,932,708
EVERTEC, Inc.	265,835	4,386,278
ExlService Holdings, Inc. (a)	155,709	8,154,480
First Data Corp. Class A (a)	813,822	13,940,771
FleetCor Technologies, Inc. (a)	402,710	58,107,026
Forrester Research, Inc.	46,079	1,815,513
Genpact Ltd.	591,094	16,148,688
Hackett Group, Inc.	102,623	1,504,453
Information Services Group, Inc. (a)	108,930	397,595
Innodata, Inc. (a)	58,124	110,436
Inpixon (a)	300	600
Jack Henry & Associates, Inc.	333,646	35,436,542
Leidos Holdings, Inc.	619,799	34,436,032
ManTech International Corp. Class A	116,151	4,448,583
Mattersight Corp. (a)(b)	47,315	125,385
Maximus, Inc.	280,645	17,422,442
ModusLink Global Solutions, Inc. (a)(b)	128,863	220,356
MoneyGram International, Inc. (a)	122,493	2,133,828
NCI, Inc. Class A (a)	29,120	556,192
Neustar, Inc. Class A (a)	237,347	7,868,053
Perficient, Inc. (a)	156,395	2,700,942
PFSweb, Inc. (a)	60,946	421,137
Planet Payment, Inc. (a)	177,497	612,365
PRG-Schultz International, Inc. (a)	115,194	771,800
Sabre Corp. (b)	883,975	19,827,559
Science Applications International Corp.	188,790	14,346,152
ServiceSource International, Inc. (a)	263,840	912,886
Square, Inc. (a)	120,214	2,763,720
StarTek, Inc. (a)	22,269	251,640
Sykes Enterprises, Inc. (a)	182,943	6,097,490
Syntel, Inc. (b)	129,694	2,267,051
Teletech Holdings, Inc.	77,206	3,285,115
Travelport Worldwide Ltd.	526,833	7,112,246
Unisys Corp. (a)(b)	210,045	2,478,531
Vantiv, Inc. (a)	697,686	43,758,866
Virtusa Corp. (a)(b)	123,714	3,590,180
WEX, Inc. (a)	167,241	17,085,341
WidePoint Corp. (a)(b)	269,166	121,125
WPCS International, Inc. (a)(b)	40,159	56,223
		580,792,789
Semiconductors & Semiconductor Equipment - 2.7%
Acacia Communications, Inc. (b)	58,485	2,751,134
Adesto Technologies Corp. (a)(b)	37,054	179,712
Advanced Energy Industries, Inc. (a)	169,813	13,063,714
AEHR Test Systems (a)	79,166	362,580
Alpha & Omega Semiconductor Ltd. (a)	85,665	1,595,082
Amkor Technology, Inc. (a)	553,999	6,282,349
Amtech Systems, Inc. (a)	43,995	355,040
Axcelis Technologies, Inc. (a)	130,729	2,843,356
AXT, Inc. (a)	166,392	1,106,507
Brooks Automation, Inc.	299,693	8,256,542
Cabot Microelectronics Corp.	107,692	8,129,669
Cavium, Inc. (a)(b)	292,050	21,310,889
Ceva, Inc. (a)	96,147	4,062,211
Cirrus Logic, Inc. (a)(b)	277,308	18,288,463
Cohu, Inc.	116,622	2,137,681
Cree, Inc. (a)(b)	430,758	10,271,425
CVD Equipment Corp. (a)(b)	12,898	152,067
CyberOptics Corp. (a)(b)	32,417	711,553
Cypress Semiconductor Corp. (b)	1,440,585	20,153,784
Diodes, Inc. (a)	175,145	4,485,463
DSP Group, Inc. (a)	100,061	1,185,723
Entegris, Inc. (a)	611,050	15,092,935
Experi Corp.	212,409	6,510,336
First Solar, Inc. (a)(b)	340,750	13,122,283
FormFactor, Inc. (a)	312,733	4,597,175
GSI Technology, Inc. (a)	65,735	539,684
Ichor Holdings Ltd.	40,170	943,192
Impinj, Inc. (b)	37,691	1,645,212
Inphi Corp. (a)(b)	162,651	6,453,992
Integrated Device Technology, Inc. (a)	583,008	14,913,345
Intermolecular, Inc. (a)	45,789	41,618
Intest Corp. (a)	34,005	282,242
IXYS Corp.	106,795	1,575,226
Kopin Corp. (a)(b)	265,387	915,585
Kulicke & Soffa Industries, Inc. (a)	309,889	6,864,041
Lattice Semiconductor Corp. (a)	531,771	3,695,808
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	153,866	9,381,210
Marvell Technology Group Ltd.	1,907,459	32,884,593
Maxim Integrated Products, Inc.	1,221,312	58,378,714
MaxLinear, Inc. Class A (a)	227,130	7,075,100
Microsemi Corp. (a)	500,402	24,574,742
MKS Instruments, Inc.	231,255	18,905,096
Monolithic Power Systems, Inc.	164,682	16,171,772
MoSys, Inc. (a)(b)	16,576	10,940
Nanometrics, Inc. (a)	114,026	3,169,923
NeoPhotonics Corp. (a)(b)	134,183	1,208,989
NVE Corp.	22,496	1,775,834
ON Semiconductor Corp. (a)	1,804,681	27,936,462
PDF Solutions, Inc. (a)	116,283	1,888,436
Photronics, Inc. (a)	297,511	2,989,986
Pixelworks, Inc. (a)(b)	90,594	449,346
Power Integrations, Inc.	133,482	8,936,620
QuickLogic Corp. (a)(b)	369,431	447,012
Rambus, Inc. (a)(b)	500,137	5,921,622
Rubicon Technology, Inc. (a)	8,619	86,190
Rudolph Technologies, Inc. (a)	151,615	3,623,599
Semtech Corp. (a)	284,103	10,852,735
Sigma Designs, Inc. (a)	171,877	1,074,231
Silicon Laboratories, Inc. (a)	181,912	13,607,018
SolarEdge Technologies, Inc. (a)	130,247	2,422,594
SunPower Corp. (a)(b)	245,850	1,934,840
Sunworks, Inc. (a)(b)	47,552	78,461
Synaptics, Inc. (a)(b)	154,843	8,603,077
Teradyne, Inc.	861,505	30,626,503
Ultra Clean Holdings, Inc. (a)	144,924	3,310,064
Veeco Instruments, Inc. (a)(b)	205,716	6,469,768
Versum Materials, Inc.	474,595	14,731,429
Xcerra Corp. (a)	224,397	2,178,895
		526,583,419
Software - 4.6%
8x8, Inc. (a)	400,049	5,460,669
A10 Networks, Inc. (a)	208,779	1,705,724
ACI Worldwide, Inc. (a)	510,427	11,668,361
American Software, Inc. Class A	107,380	1,153,261
ANSYS, Inc. (a)	370,394	46,791,874
Aspen Technology, Inc. (a)	328,414	20,085,800
Asure Software, Inc. (a)	25,694	398,257
Aware, Inc. (a)	24,496	118,806
Barracuda Networks, Inc. (a)	130,250	2,855,080
Blackbaud, Inc. (b)	205,554	17,005,482
Bottomline Technologies, Inc. (a)	168,545	4,215,310
BroadSoft, Inc. (a)(b)	135,708	5,428,320
BSQUARE Corp. (a)	35,898	181,285
Cadence Design Systems, Inc. (a)	1,215,879	42,725,988
Callidus Software, Inc. (a)	278,511	6,656,413
CDK Global, Inc. (b)	620,918	38,161,620
CommVault Systems, Inc. (a)	182,057	10,217,949
Covisint Corp. (a)	156,273	320,360
Datawatch Corp. (a)	55,025	456,708
Digimarc Corp. (a)(b)	44,797	1,561,175
Digital Turbine, Inc. (a)(b)	162,229	180,074
Document Security Systems, Inc. (a)	20,445	19,832
Ebix, Inc.	94,982	5,257,254
Ellie Mae, Inc. (a)(b)	147,050	16,110,798
EnerNOC, Inc. (a)(b)	110,925	604,541
Everbridge, Inc.	72,030	1,862,696
Evolving Systems, Inc.	27,515	147,205
Exa Corp. (a)	47,934	665,803
Fair Isaac Corp.	134,989	17,907,641
FalconStor Software, Inc. (a)(b)	102,011	27,033
Finjan Holdings, Inc. (a)(b)	51,830	153,417
FireEye, Inc. (a)(b)	655,653	9,828,238
Form Holdings Corp. (a)(b)	94,034	161,738
Fortinet, Inc. (a)	645,377	25,389,131
Gigamon, Inc. (a)(b)	133,230	5,082,725
Globalscape, Inc.	29,423	131,815
Glu Mobile, Inc. (a)(b)	469,639	1,192,883
GSE Systems, Inc. (a)	33,148	111,046
Guidance Software, Inc. (a)	71,315	457,129
Guidewire Software, Inc. (a)(b)	322,588	21,426,295
HubSpot, Inc. (a)(b)	133,225	9,605,523
Imperva, Inc. (a)	123,366	6,094,280
Inseego Corp. (a)(b)	164,641	167,934
Jive Software, Inc. (a)	211,197	1,114,064
Majesco (a)	52,545	249,589
MAM Software Group, Inc. (a)	1,188	7,437
Manhattan Associates, Inc. (a)	309,249	14,485,223
MicroStrategy, Inc. Class A (a)	41,918	7,644,166
Mitek Systems, Inc. (a)(b)	143,423	1,118,699
MobileIron, Inc. (a)	198,938	1,074,265
Model N, Inc. (a)(b)	87,025	1,126,974
Monotype Imaging Holdings, Inc.	186,670	3,649,399
NetSol Technologies, Inc. (a)	37,185	150,599
Nuance Communications, Inc. (a)(b)	1,132,716	20,966,573
NXT-ID, Inc. (a)(b)	29,305	46,302
Parametric Technology Corp. (a)	495,427	28,526,687
Park City Group, Inc. (a)(b)	65,748	821,850
Paycom Software, Inc. (a)(b)	173,174	11,332,507
Paylocity Holding Corp. (a)(b)	108,535	5,084,865
Pegasystems, Inc.	156,665	9,157,069
Polarityte, Inc. (a)(b)	24,635	457,226
Progress Software Corp.	207,076	6,046,619
Proofpoint, Inc. (a)(b)	191,697	16,485,942
PROS Holdings, Inc. (a)	110,952	3,314,136
QAD, Inc.:
Class A	27,311	888,973
Class B	24,367	650,599
Qualys, Inc. (a)	130,576	5,484,192
Rapid7, Inc. (a)	73,979	1,358,254
RealPage, Inc. (a)(b)	230,708	7,982,497
RingCentral, Inc. (a)(b)	262,683	8,957,490
Rosetta Stone, Inc. (a)	76,625	909,539
SeaChange International, Inc. (a)	126,310	309,460
ServiceNow, Inc. (a)	712,893	74,604,252
Silver Spring Networks, Inc. (a)(b)	187,413	1,907,864
SITO Mobile Ltd. (a)(b)	68,717	278,304
Smith Micro Software, Inc. (a)(b)	33,232	35,558
Sonic Foundry, Inc. (a)(b)	57,013	234,323
Splunk, Inc. (a)(b)	589,943	36,128,109
SS&C Technologies Holdings, Inc.	742,024	27,885,262
Synchronoss Technologies, Inc. (a)(b)	187,568	2,397,119
Tableau Software, Inc. (a)(b)	248,466	15,407,377
Take-Two Interactive Software, Inc. (a)	437,849	33,600,532
TeleNav, Inc. (a)	140,738	1,147,015
The Rubicon Project, Inc. (a)	165,320	823,294
TiVo Corp.	526,239	9,367,054
Tyler Technologies, Inc. (a)	145,572	24,875,343
Ultimate Software Group, Inc. (a)(b)	128,499	28,364,869
Upland Software, Inc. (a)	39,397	876,189
Varonis Systems, Inc. (a)	73,015	2,654,095
Vasco Data Security International, Inc. (a)	130,130	1,782,781
Verint Systems, Inc. (a)	279,739	11,497,273
VirnetX Holding Corp. (a)(b)	208,849	710,087
VMware, Inc. Class A (a)(b)	294,046	28,566,569
Workday, Inc. Class A (a)(b)	570,558	57,044,389
Workiva, Inc. (a)(b)	93,631	1,704,084
Zedge, Inc. (a)	23,011	68,573
Zendesk, Inc. (a)(b)	321,711	8,358,052
Zix Corp. (a)	279,934	1,615,219
Zynga, Inc. (a)	3,445,768	12,129,103
		883,217,357
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (a)(b)	463,345	9,475,405
Astro-Med, Inc.	83,909	1,170,531
Avid Technology, Inc. (a)(b)	153,041	797,344
Concurrent Computer Corp.	30,661	206,042
CPI Card Group (b)	72,158	140,708
Cray, Inc. (a)(b)	180,540	3,204,585
Crossroads Systems, Inc. (a)(b)	1,845	6,402
Dataram Corp. (a)(b)	328	984
Diebold Nixdorf, Inc. (b)	324,595	8,585,538
Eastman Kodak Co. (a)(b)	162,328	1,501,534
Electronics for Imaging, Inc. (a)(b)	200,842	9,523,928
Glassbridge Enterprises, Inc. (a)(b)	11,900	47,124
Immersion Corp. (a)(b)	128,551	1,092,684
Intevac, Inc. (a)	82,658	1,107,617
ITUS Corp. (a)(b)	34,351	28,855
NCR Corp. (a)	536,008	20,652,388
Pure Storage, Inc. Class A (a)(b)	397,798	5,147,506
Qualstar Corp. (a)(b)	25,985	147,595
Quantum Corp. (a)	142,708	1,211,591
Super Micro Computer, Inc. (a)(b)	168,100	4,135,260
Transact Technologies, Inc.	28,331	242,230
U.S.A. Technologies, Inc. (a)(b)	146,773	682,494
Xplore Technologies Corp. (a)(b)	14,878	29,012
		69,137,357

TOTAL INFORMATION TECHNOLOGY		3,401,557,569

MATERIALS - 5.4%
Chemicals - 2.6%
A. Schulman, Inc.	132,201	3,873,489
Advanced Emissions Solutions, Inc. (a)(b)	87,173	817,683
AdvanSix, Inc. (a)(b)	131,973	3,796,863
AgroFresh Solutions, Inc. (a)(b)	117,138	823,480
American Vanguard Corp.	110,927	1,869,120
Ashland Global Holdings, Inc.	270,729	18,014,308
Axalta Coating Systems (a)	930,127	29,112,975
Balchem Corp.	139,809	11,005,764
BioAmber, Inc. (a)(b)	93,053	193,550
Cabot Corp.	270,756	14,141,586
Calgon Carbon Corp.	227,771	3,200,183
Celanese Corp. Class A	607,312	52,562,854
Chase Corp.	32,113	3,387,922
Codexis, Inc. (a)	147,934	591,736
Core Molding Technologies, Inc. (a)	30,292	634,012
Ferro Corp. (a)	370,398	6,207,870
Flotek Industries, Inc. (a)(b)	235,242	2,324,191
FutureFuel Corp.	94,562	1,280,369
H.B. Fuller Co.	219,439	11,136,529
Hawkins, Inc.	43,846	2,062,954
Huntsman Corp.	845,415	20,205,419
Ingevity Corp. (a)	182,890	10,803,312
Innophos Holdings, Inc.	85,582	3,619,263
Innospec, Inc.	107,399	6,873,536
Intrepid Potash, Inc. (a)(b)	459,412	983,142
KMG Chemicals, Inc.	32,018	1,790,767
Koppers Holdings, Inc. (a)	93,218	3,360,509
Kraton Performance Polymers, Inc. (a)	136,037	4,393,995
Kronos Worldwide, Inc.	93,968	1,723,373
LSB Industries, Inc. (a)(b)	92,483	812,926
Marrone Bio Innovations, Inc. (a)(b)	53,732	61,792
Minerals Technologies, Inc.	157,600	11,339,320
NewMarket Corp.	41,406	19,268,282
Northern Technologies International Corp. (a)	5,288	87,252
Olin Corp.	713,009	20,919,684
OMNOVA Solutions, Inc. (a)	176,347	1,525,402
Platform Specialty Products Corp. (a)(b)	926,820	11,566,714
PolyOne Corp.	364,913	13,625,851
Quaker Chemical Corp.	58,562	8,162,957
Rayonier Advanced Materials, Inc.	193,665	3,367,834
RPM International, Inc.	576,599	31,268,964
Senomyx, Inc. (a)(b)	176,669	151,935
Sensient Technologies Corp.	200,422	16,091,882
Stepan Co.	85,046	7,196,593
Terravia Holdings, Inc. (a)(b)	345,731	91,100
The Chemours Co. LLC	790,792	31,623,772
The Scotts Miracle-Gro Co. Class A	190,469	16,496,520
TOR Minerals International, Inc. (a)	3,831	29,882
Trecora Resources (a)	74,645	798,702
Tredegar Corp.	107,280	1,695,024
Trinseo SA (b)	188,527	12,150,565
Tronox Ltd. Class A (b)	284,356	4,322,211
Valhi, Inc.	74,540	254,181
Valspar Corp.	310,147	35,043,510
W.R. Grace & Co.	296,562	21,260,530
Westlake Chemical Corp.	161,177	9,905,938
Yield10 Bioscience, Inc. (a)(b)	2,061	10,635
		499,920,712
Construction Materials - 0.2%
Eagle Materials, Inc.	207,898	19,604,781
Forterra, Inc. (b)	88,632	637,264
Foundation Building Materials, Inc.	60,974	823,149
Summit Materials, Inc.	444,164	11,930,245
Tecnoglass, Inc. (b)	22,937	226,159
U.S. Concrete, Inc. (a)(b)	62,879	4,156,302
United States Lime & Minerals, Inc.	8,034	630,026
		38,007,926
Containers & Packaging - 1.2%
Aptargroup, Inc.	270,835	23,023,683
Bemis Co., Inc.	405,093	18,083,352
Berry Global Group, Inc. (a)	554,308	32,144,321
Crown Holdings, Inc. (a)	598,093	34,533,890
Graphic Packaging Holding Co.	1,338,023	18,076,691
Greif, Inc.:
Class A	148,281	8,815,305
Class B	6,493	431,460
Myers Industries, Inc.	100,702	1,701,864
Owens-Illinois, Inc. (a)	706,662	15,949,361
Packaging Corp. of America	408,555	41,737,979
Silgan Holdings, Inc.	342,970	10,909,876
Sonoco Products Co.	429,654	21,787,754
UFP Technologies, Inc. (a)	22,606	618,274
		227,813,810
Metals & Mining - 1.1%
AK Steel Holding Corp. (a)(b)	1,383,470	8,439,167
Alcoa Corp.	635,845	20,944,734
Allegheny Technologies, Inc. (b)	470,046	7,252,810
Ampco-Pittsburgh Corp.	39,547	620,888
Atkore International Group, Inc.	96,317	2,009,173
Carpenter Technology Corp. (b)	204,311	7,451,222
Century Aluminum Co. (a)(b)	216,529	3,122,348
Cliffs Natural Resources, Inc. (a)(b)	1,124,301	6,622,133
Coeur d'Alene Mines Corp. (a)(b)	795,724	7,384,319
Commercial Metals Co.	501,945	9,085,205
Compass Minerals International, Inc.	150,364	9,645,851
Comstock Mining, Inc. (a)(b)	223,980	34,874
Friedman Industries	19,700	106,774
General Moly, Inc. (a)(b)	202,841	57,201
Gold Resource Corp. (b)	259,015	914,323
Golden Minerals Co. (a)(b)	165,129	99,077
Handy & Harman Ltd. (a)	25,445	726,455
Haynes International, Inc.	55,379	1,982,568
Hecla Mining Co.	1,713,835	9,837,413
Kaiser Aluminum Corp.	78,085	6,431,081
Materion Corp.	94,585	3,234,807
McEwen Mining, Inc. (b)	980,764	2,500,948
Olympic Steel, Inc.	41,963	691,131
Paramount Gold Nevada Corp. (a)(b)	22,744	35,026
Pershing Gold Corp. (a)(b)	69,048	189,882
Real Industries, Inc. (a)(b)	102,876	288,053
Reliance Steel & Aluminum Co.	319,915	23,337,799
Royal Gold, Inc.	286,686	23,055,288
Ryerson Holding Corp. (a)(b)	62,218	519,520
Schnitzer Steel Industries, Inc. Class A	119,830	2,312,719
Solitario Exploration & Royalty Corp. (a)	57,827	40,479
Steel Dynamics, Inc.	1,044,238	35,493,650
SunCoke Energy, Inc. (a)(b)	276,143	2,413,490
Synalloy Corp. (a)	24,589	288,921
TimkenSteel Corp. (a)(b)	164,765	2,158,422
U.S. Antimony Corp. (a)(b)	114,807	52,582
United States Steel Corp. (b)	756,090	15,764,477
Universal Stainless & Alloy Products, Inc. (a)	23,505	419,799
Worthington Industries, Inc.	191,555	8,039,563
		223,604,172
Paper & Forest Products - 0.3%
Boise Cascade Co. (a)	162,874	4,389,454
Clearwater Paper Corp. (a)	75,015	3,476,945
Deltic Timber Corp.	46,285	3,140,900
Domtar Corp.	272,457	9,911,986
Kapstone Paper & Packaging Corp.	380,818	8,046,684
Louisiana-Pacific Corp. (a)	625,796	13,942,735
Mercer International, Inc. (SBI)	186,562	2,173,447
Neenah Paper, Inc.	73,493	5,732,454
P.H. Glatfelter Co.	196,344	3,598,986
Rentech, Inc. (a)(b)	91,963	39,139
Resolute Forest Products (a)(b)	383,964	1,727,838
Schweitzer-Mauduit International, Inc.	132,690	4,946,683
Verso Corp. (a)	128,355	438,974
		61,566,225

TOTAL MATERIALS		1,050,912,845

REAL ESTATE - 9.3%
Equity Real Estate Investment Trusts (REITs) - 8.8%
Acadia Realty Trust (SBI)	391,126	10,619,071
Agree Realty Corp.	119,071	5,421,303
Alexanders, Inc.	15,826	6,522,528
Altisource Residential Corp. Class B	242,358	3,329,999
American Assets Trust, Inc.	177,569	6,934,069
American Campus Communities, Inc.	583,300	27,683,418
American Homes 4 Rent Class A	1,010,707	22,710,586
Apple Hospitality (REIT), Inc.	672,928	12,597,212
Armada Hoffler Properties, Inc.	191,551	2,530,389
Ashford Hospitality Prime, Inc.	140,879	1,355,256
Ashford Hospitality Trust, Inc.	336,029	2,069,939
Bluerock Residential Growth (REIT), Inc. (b)	99,613	1,215,279
Brandywine Realty Trust (SBI)	758,602	13,222,433
Brixmor Property Group, Inc.	1,125,715	20,307,899
BRT Realty Trust (a)	19,147	151,070
Camden Property Trust (SBI)	376,258	31,346,054
Care Capital Properties, Inc.	360,944	9,489,218
CareTrust (REIT), Inc.	315,696	5,761,452
CatchMark Timber Trust, Inc.	170,898	1,934,565
CBL & Associates Properties, Inc. (b)	749,524	5,763,840
Cedar Shopping Centers, Inc.	355,338	1,773,137
Chatham Lodging Trust	157,059	3,117,621
Chesapeake Lodging Trust	260,111	5,995,559
City Office REIT, Inc.	93,319	1,146,891
Clipper Realty, Inc. (b)	17,028	181,178
Colony NorthStar, Inc. (b)	2,401,325	33,930,722
Colony Starwood Homes	415,746	14,372,339
Columbia Property Trust, Inc.	545,795	11,789,172
Communications Sales & Leasing, Inc.	675,876	16,903,659
Community Healthcare Trust, Inc.	62,750	1,549,925
Condor Hospitality Trust, Inc.	253	2,545
CorEnergy Infrastructure Trust, Inc. (b)	50,531	1,777,681
CoreSite Realty Corp.	144,145	15,175,586
Corporate Office Properties Trust (SBI)	430,308	14,514,289
Corrections Corp. of America	510,211	14,668,566
Cousins Properties, Inc.	1,770,838	15,158,373
CubeSmart	783,183	19,548,248
CyrusOne, Inc.	339,149	19,080,523
DCT Industrial Trust, Inc.	397,146	20,933,566
DDR Corp.	1,337,384	11,474,755
DiamondRock Hospitality Co.	846,355	9,386,077
Douglas Emmett, Inc.	624,867	23,719,951
Duke Realty Corp.	1,536,485	44,051,025
DuPont Fabros Technology, Inc.	338,215	18,476,685
Easterly Government Properties, Inc. (b)	124,324	2,469,075
EastGroup Properties, Inc.	140,413	11,435,235
Education Realty Trust, Inc. (b)	316,254	12,115,691
Empire State Realty Trust, Inc.	532,290	11,071,632
EPR Properties	280,442	19,886,142
Equity Commonwealth (a)	548,023	17,054,476
Equity Lifestyle Properties, Inc.	353,927	29,871,439
Farmland Partners, Inc. (b)	118,957	1,157,452
FelCor Lodging Trust, Inc.	563,668	4,041,500
First Industrial Realty Trust, Inc.	507,383	14,653,221
First Potomac Realty Trust	249,858	2,733,447
Forest City Realty Trust, Inc.:
Class A	953,531	21,711,901
Class B	36	1,062
Four Corners Property Trust, Inc.	285,265	7,023,224
Franklin Street Properties Corp.	461,933	5,196,746
Gaming & Leisure Properties	839,144	30,804,976
Getty Realty Corp.	135,483	3,407,397
Gladstone Commercial Corp.	108,752	2,214,191
Gladstone Land Corp.	66,704	748,419
Global Net Lease, Inc.	237,518	5,353,656
Global Self Storage, Inc. (b)	70,475	358,718
Government Properties Income Trust (b)	307,346	6,638,674
Gramercy Property Trust (b)	654,566	19,342,425
Healthcare Realty Trust, Inc.	518,256	17,237,195
Healthcare Trust of America, Inc.	832,601	25,552,525
Hersha Hospitality Trust	172,280	3,206,131
Highwoods Properties, Inc. (SBI)	436,097	21,979,289
Hospitality Properties Trust (SBI)	707,903	20,472,555
Hudson Pacific Properties, Inc.	662,818	21,713,918
Independence Realty Trust, Inc. (b)	249,560	2,398,272
InfraReit, Inc.	152,471	2,941,166
Investors Real Estate Trust	543,680	3,180,528
iStar Financial, Inc. (a)(b)	305,842	3,703,747
Jernigan Capital, Inc. (b)	33,789	753,495
Kilroy Realty Corp.	421,062	30,830,160
Kite Realty Group Trust	368,788	6,627,120
Lamar Advertising Co. Class A	354,671	24,830,517
LaSalle Hotel Properties (SBI)	487,139	13,859,105
Lexington Corporate Properties Trust	992,662	9,539,482
Liberty Property Trust (SBI)	630,180	25,894,096
Life Storage, Inc.	203,317	15,228,443
LTC Properties, Inc.	177,746	8,567,357
Mack-Cali Realty Corp.	396,996	10,564,064
MedEquities Realty Trust, Inc.	126,218	1,474,226
Medical Properties Trust, Inc. (b)	1,558,691	20,185,048
Monmouth Real Estate Investment Corp. Class A	308,010	4,496,946
Monogram Residential Trust, Inc.	755,184	7,272,422
National Health Investors, Inc.	173,110	13,073,267
National Retail Properties, Inc.	640,749	24,585,539
National Storage Affiliates Trust	183,066	4,439,351
New Senior Investment Group, Inc.	345,071	3,291,977
NexPoint Residential Trust, Inc.	89,410	2,160,146
NorthStar Realty Europe Corp.	240,392	2,932,782
Omega Healthcare Investors, Inc. (b)	855,687	26,800,117
One Liberty Properties, Inc.	69,690	1,554,087
Outfront Media, Inc.	602,379	13,764,360
Paramount Group, Inc.	808,735	12,470,694
Parkway, Inc.	194,212	3,872,587
Pebblebrook Hotel Trust (b)	308,222	9,530,224
Pennsylvania Real Estate Investment Trust (SBI)	292,550	3,130,285
Physicians Realty Trust	650,287	13,226,838
Piedmont Office Realty Trust, Inc. Class A	632,354	13,399,581
Potlatch Corp.	173,493	7,937,305
Power (REIT) (a)	1,227	8,491
Preferred Apartment Communities, Inc. Class A	133,657	2,048,962
PS Business Parks, Inc.	87,887	11,098,370
QTS Realty Trust, Inc. Class A	202,376	10,568,075
Quality Care Properties, Inc. (a)	407,304	6,891,584
RAIT Financial Trust	327,689	730,746
Ramco-Gershenson Properties Trust (SBI)	344,393	4,335,908
Rayonier, Inc.	529,537	14,874,694
Retail Opportunity Investments Corp.	501,177	9,903,258
Retail Properties America, Inc.	1,050,675	12,923,303
Rexford Industrial Realty, Inc.	284,995	7,766,114
RLJ Lodging Trust	543,263	11,055,402
Ryman Hospitality Properties, Inc.	218,321	14,062,056
Sabra Health Care REIT, Inc. (b)	278,394	6,522,771
Saul Centers, Inc.	55,021	3,152,703
SBA Communications Corp. Class A (a)	528,917	73,085,751
Select Income REIT	294,883	7,035,908
Senior Housing Properties Trust (SBI)	1,022,447	21,614,530
Seritage Growth Properties (b)	109,515	4,298,464
Sotherly Hotels, Inc.	42,144	275,622
Spirit Realty Capital, Inc.	2,097,658	15,166,067
Stag Industrial, Inc.	386,136	10,417,949
Store Capital Corp.	737,714	15,034,611
Summit Hotel Properties, Inc.	446,132	7,985,763
Sun Communities, Inc. (b)	290,005	24,981,031
Sunstone Hotel Investors, Inc.	939,528	14,666,032
Tanger Factory Outlet Centers, Inc.	419,841	10,941,056
Taubman Centers, Inc.	268,239	16,402,815
Terreno Realty Corp.	217,476	7,107,116
The GEO Group, Inc.	531,776	15,921,373
TIER REIT, Inc.	211,369	3,417,837
UMH Properties, Inc.	109,622	1,830,687
Universal Health Realty Income Trust (SBI)	78,088	5,602,033
Urban Edge Properties	430,151	10,254,800
Urstadt Biddle Properties, Inc. Class A	138,313	2,589,219
VEREIT, Inc.	4,220,378	34,902,526
Washington REIT (SBI)	316,910	10,239,362
Weingarten Realty Investors (SBI)	509,353	15,326,432
Wheeler REIT, Inc. (b)	22,714	181,712
Whitestone REIT Class B	165,726	1,910,821
WP Carey, Inc.	461,135	30,079,836
WP Glimcher, Inc.	812,804	6,201,695
Xenia Hotels & Resorts, Inc.	466,605	8,352,230
		1,689,427,014
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	202,930	8,121,259
Altisource Portfolio Solutions SA (a)(b)	53,097	1,092,736
American Realty Investments, Inc. (a)	2,022	16,621
Consolidated-Tomoka Land Co.	23,055	1,240,359
Forestar Group, Inc. (a)	159,585	2,258,128
FRP Holdings, Inc. (a)	24,947	1,050,269
Griffin Industrial Realty, Inc.	7,963	247,570
HFF, Inc.	155,341	4,845,086
Howard Hughes Corp. (a)(b)	156,729	20,086,389
InterGroup Corp. (a)	845	22,815
Invitation Homes, Inc.	336,816	7,248,280
J.W. Mays, Inc. (a)	15	615
Jones Lang LaSalle, Inc. (b)	196,560	22,696,783
Kennedy-Wilson Holdings, Inc. (b)	406,490	7,967,204
Marcus & Millichap, Inc. (a)	70,870	1,713,637
Maui Land & Pineapple, Inc. (a)	17,943	340,917
RE/MAX Holdings, Inc.	76,810	4,082,452
Realogy Holdings Corp.	613,126	18,675,818
Stratus Properties, Inc.	12,801	352,668
Tejon Ranch Co. (a)(b)	57,888	1,158,918
The St. Joe Co. (a)(b)	324,094	5,720,259
Transcontinental Realty Investors, Inc. (a)	1,510	30,004
Trinity Place Holdings, Inc. (a)(b)	36,952	247,209
		109,215,996

TOTAL REAL ESTATE		1,798,643,010

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.4%
Alaska Communication Systems Group, Inc. (a)	196,814	432,991
Atlantic Tele-Network, Inc.	48,954	3,203,550
Cincinnati Bell, Inc. (a)	181,315	3,082,355
Cogent Communications Group, Inc.	177,572	6,996,337
Consolidated Communications Holdings, Inc. (b)	225,157	4,485,127
FairPoint Communications, Inc. (a)	97,594	1,405,354
Frontier Communications Corp. (b)	5,176,036	6,780,607
Fusion Telecommunications International (a)(b)	48,146	71,256
General Communications, Inc. Class A (a)	119,829	4,432,475
Globalstar, Inc. (a)(b)	1,469,589	2,909,786
Hawaiian Telcom Holdco, Inc. (a)	48,058	1,207,217
IDT Corp. Class B	74,459	1,262,825
Intelsat SA (a)(b)	174,158	536,407
Iridium Communications, Inc. (a)(b)	351,181	3,476,692
Lumos Networks Corp. (a)	98,569	1,766,356
Ooma, Inc. (a)(b)	67,982	574,448
ORBCOMM, Inc. (a)(b)	273,307	2,678,409
Pareteum Corp. (a)(b)	31,920	21,706
PDVWireless, Inc. (a)(b)	45,934	1,097,823
Straight Path Communications, Inc. Class B (a)(b)	35,586	6,366,335
Vonage Holdings Corp. (a)	831,011	5,742,286
Windstream Holdings, Inc. (b)	785,561	3,338,634
Zayo Group Holdings, Inc. (a)(b)	417,450	13,425,192
		75,294,168
Wireless Telecommunication Services - 0.7%
Airgain, Inc. (b)	21,048	280,570
Boingo Wireless, Inc. (a)	158,563	2,548,107
NII Holdings, Inc. (a)(b)	406,747	231,032
Shenandoah Telecommunications Co.	205,715	6,305,165
Spok Holdings, Inc.	91,059	1,584,427
Sprint Corp. (a)(b)	2,739,446	23,257,897
T-Mobile U.S., Inc. (a)	1,241,183	83,680,558
Telephone & Data Systems, Inc.	410,485	11,711,137
U.S. Cellular Corp. (a)	67,085	2,680,717
		132,279,610

TOTAL TELECOMMUNICATION SERVICES		207,573,778

UTILITIES - 3.2%
Electric Utilities - 1.0%
Allete, Inc.	215,004	15,779,144
El Paso Electric Co.	183,416	9,904,464
Genie Energy Ltd. Class B	65,626	504,664
Great Plains Energy, Inc.	893,478	25,669,623
Hawaiian Electric Industries, Inc.	484,372	16,052,088
IDACORP, Inc.	219,862	19,193,953
MGE Energy, Inc.	152,057	9,898,911
OGE Energy Corp.	856,729	30,525,254
Otter Tail Corp.	173,461	6,929,767
PNM Resources, Inc.	347,029	13,360,617
Portland General Electric Co.	383,340	18,147,316
Spark Energy, Inc. Class A, (b)	26,095	1,144,266
Westar Energy, Inc.	610,852	32,344,613
		199,454,680
Gas Utilities - 1.1%
Atmos Energy Corp.	449,270	37,428,684
Chesapeake Utilities Corp.	69,170	5,135,873
Delta Natural Gas Co., Inc.	18,073	542,371
Gas Natural, Inc.	40,523	514,642
National Fuel Gas Co. (b)	365,781	20,761,730
New Jersey Resources Corp. (b)	373,482	15,648,896
Northwest Natural Gas Co.	149,735	9,171,269
ONE Gas, Inc.	231,055	16,324,036
RGC Resources, Inc.	52,273	1,285,393
South Jersey Industries, Inc.	346,161	12,603,722
Southwest Gas Holdings, Inc.	199,415	15,867,452
Spire, Inc.	209,993	14,878,004
UGI Corp.	739,612	37,853,342
WGL Holdings, Inc. (b)	219,517	18,162,837
		206,178,251
Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp. (a)(b)	1,567,650	20,144,303
Dynegy, Inc. (a)(b)	554,535	4,586,004
NRG Yield, Inc.:
Class A	127,027	2,184,864
Class C	303,396	5,370,109
Ormat Technologies, Inc.	154,696	9,207,506
Pattern Energy Group, Inc. (b)	277,136	6,252,188
TerraForm Global, Inc. (a)	196,426	962,487
Terraform Power, Inc. (a)(b)	328,140	4,062,373
U.S. Geothermal, Inc. (a)(b)	61,820	231,825
Vivint Solar, Inc. (a)(b)	83,920	268,544
		53,270,203
Multi-Utilities - 0.5%
Avangrid, Inc.	251,799	11,439,229
Avista Corp.	285,342	12,224,051
Black Hills Corp. (b)	235,448	16,373,054
MDU Resources Group, Inc.	843,498	22,968,451
NorthWestern Energy Corp.	198,518	12,300,175
Unitil Corp.	68,493	3,258,897
Vectren Corp.	353,414	21,678,415
		100,242,272
Water Utilities - 0.3%
American States Water Co.	170,520	7,808,111
Aqua America, Inc.	779,968	25,497,154
AquaVenture Holdings Ltd. (b)	49,986	847,263
Artesian Resources Corp. Class A	30,130	1,058,467
Cadiz, Inc. (a)(b)	93,835	1,421,600
California Water Service Group	217,369	7,531,836
Connecticut Water Service, Inc.	54,452	2,889,223
Middlesex Water Co.	74,490	2,630,987
Pure Cycle Corp. (a)	69,664	543,379
SJW Corp.	70,626	3,392,873
York Water Co.	52,960	1,752,976
		55,373,869

TOTAL UTILITIES		614,519,275

TOTAL COMMON STOCKS
(Cost $14,596,849,737)		19,214,664,736
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.56% 8/17/17 (d)
(Cost $5,992,878)	6,000,000	5,988,180
	Shares	Value

Money Market Funds - 19.7%
Fidelity Cash Central Fund, 0.86% (e)	684,920	$685,057
Fidelity Securities Lending Cash Central Fund 0.87% (e)(f)	3,786,686,936	3,787,065,605
TOTAL MONEY MARKET FUNDS
(Cost $3,787,847,014)		3,787,750,662
TOTAL INVESTMENT PORTFOLIO - 119.5%
(Cost $18,390,689,629)		23,008,403,578
NET OTHER ASSETS (LIABILITIES) - (19.5)%		(3,752,979,077)
NET ASSETS - 100%		$19,255,424,501

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
100 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2017	17,200,000	$39,566
375 ICE Russell 2000 Index Contracts (United States)	June 2017	25,670,625	(30,631)
TOTAL FUTURES CONTRACTS			$8,935

The face value of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,575,889.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195,169
Fidelity Securities Lending Cash Central Fund	6,744,902
Total	$6,940,071

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,826,844,431	$2,826,844,431	$--	$--
Consumer Staples	631,034,437	631,034,437	--	--
Energy	723,807,819	723,807,790	27	2
Financials	3,306,440,366	3,306,440,365	--	1
Health Care	2,080,841,523	2,079,014,149	--	1,827,374
Industrials	2,572,489,683	2,572,489,683	--	--
Information Technology	3,401,557,569	3,401,557,569	--	--
Materials	1,050,912,845	1,050,912,845	--	--
Real Estate	1,798,643,010	1,798,643,010	--	--
Telecommunication Services	207,573,778	207,573,778	--	--
Utilities	614,519,275	614,519,275	--	--
U.S. Government and Government Agency Obligations	5,988,180	--	5,988,180	--
Money Market Funds	3,787,750,662	3,787,750,662	--	--
Total Investments in Securities:	$23,008,403,578	$23,000,587,994	$5,988,207	$1,827,377
Derivative Instruments:
Assets
Futures Contracts	$39,566	$39,566	$--	$--
Total Assets	$39,566	$39,566	$--	$--
Liabilities
Futures Contracts	$(30,631)	$(30,631)	$--	$--
Total Liabilities	$(30,631)	$(30,631)	$--	$--
Total Derivative Instruments:	$8,935	$8,935	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $18,441,272,322. Net unrealized appreciation aggregated $4,567,131,256, of which $6,644,439,401 related to appreciated investment securities and $2,077,308,145 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ 500 Index Fund

May 31, 2017

Z5I-QTLY-0717
1.9881568.100

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 0.2%
BorgWarner, Inc.	4	$170
Delphi Automotive PLC	5	440
The Goodyear Tire & Rubber Co.	5	161
		771
Automobiles - 0.5%
Ford Motor Co.	76	845
General Motors Co.	27	916
Harley-Davidson, Inc.	3	159
		1,920
Distributors - 0.1%
Genuine Parts Co.	3	278
LKQ Corp. (a)	6	189
		467
Diversified Consumer Services - 0.0%
H&R Block, Inc.	4	106
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	8	513
Chipotle Mexican Grill, Inc. (a)	1	477
Darden Restaurants, Inc.	2	178
Marriott International, Inc. Class A	6	646
McDonald's Corp.	16	2,414
Royal Caribbean Cruises Ltd.	3	331
Starbucks Corp.	29	1,845
Wyndham Worldwide Corp.	2	202
Wynn Resorts Ltd.	2	257
Yum! Brands, Inc.	7	508
		7,371
Household Durables - 0.4%
D.R. Horton, Inc.	7	229
Garmin Ltd.	2	104
Leggett & Platt, Inc.	3	156
Lennar Corp. Class A	4	205
Mohawk Industries, Inc. (a)	1	239
Newell Brands, Inc.	9	477
PulteGroup, Inc.	6	136
Whirlpool Corp.	1	186
		1,732
Internet & Direct Marketing Retail - 2.8%
Amazon.com, Inc. (a)	8	7,957
Expedia, Inc.	2	288
Netflix, Inc. (a)	8	1,305
Priceline Group, Inc. (a)	1	1,877
TripAdvisor, Inc. (a)	2	77
		11,504
Leisure Products - 0.1%
Hasbro, Inc.	2	211
Mattel, Inc.	7	160
		371
Media - 3.1%
CBS Corp. Class B	7	428
Charter Communications, Inc. Class A (a)	4	1,382
Comcast Corp. Class A	93	3,877
Discovery Communications, Inc.:
Class A (a)	3	80
Class C (non-vtg.) (a)	4	103
DISH Network Corp. Class A (a)	4	255
Interpublic Group of Companies, Inc.	8	199
News Corp.:
Class A	1	13
Class B	9	123
Omnicom Group, Inc.	5	419
Scripps Networks Interactive, Inc. Class A	2	132
Tegna, Inc.	4	95
The Walt Disney Co.	29	3,130
Time Warner, Inc.	15	1,492
Twenty-First Century Fox, Inc.:
Class A	21	570
Class B	9	242
Viacom, Inc. Class B (non-vtg.)	7	244
		12,784
Multiline Retail - 0.4%
Dollar General Corp.	5	367
Dollar Tree, Inc. (a)	5	389
Kohl's Corp.	3	115
Macy's, Inc.	6	141
Nordstrom, Inc.	2	84
Target Corp.	11	607
		1,703
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	1	134
AutoNation, Inc. (a)	2	79
AutoZone, Inc. (a)	1	606
Bed Bath & Beyond, Inc.	3	103
Best Buy Co., Inc.	5	297
CarMax, Inc. (a)	4	251
Foot Locker, Inc.	3	178
Gap, Inc.	4	90
Home Depot, Inc.	24	3,684
L Brands, Inc.	5	258
Lowe's Companies, Inc.	17	1,339
O'Reilly Automotive, Inc. (a)	2	484
Ross Stores, Inc.	8	511
Signet Jewelers Ltd.	1	48
Staples, Inc.	12	109
Tiffany & Co., Inc.	2	174
TJX Companies, Inc.	13	978
Tractor Supply Co.	3	165
Ulta Beauty, Inc. (a)	1	305
		9,793
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	6	277
Hanesbrands, Inc.	7	145
Michael Kors Holdings Ltd. (a)	3	100
NIKE, Inc. Class B	26	1,378
PVH Corp.	2	212
Ralph Lauren Corp.	1	68
Under Armour, Inc.:
Class A (sub. vtg.) (a)	7	134
Class C (non-vtg.)	1	18
VF Corp.	7	377
		2,709

TOTAL CONSUMER DISCRETIONARY		51,231

CONSUMER STAPLES - 9.4%
Beverages - 2.1%
Brown-Forman Corp. Class B (non-vtg.)	4	208
Constellation Brands, Inc. Class A (sub. vtg.)	3	548
Dr. Pepper Snapple Group, Inc.	4	371
Molson Coors Brewing Co. Class B	4	379
Monster Beverage Corp. (a)	8	404
PepsiCo, Inc.	28	3,272
The Coca-Cola Co.	76	3,456
		8,638
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	9	1,624
CVS Health Corp.	20	1,537
Kroger Co.	18	536
Sysco Corp.	10	546
Wal-Mart Stores, Inc.	30	2,358
Walgreens Boots Alliance, Inc.	17	1,377
Whole Foods Market, Inc.	6	210
		8,188
Food Products - 1.5%
Archer Daniels Midland Co.	11	457
Campbell Soup Co.	4	231
ConAgra Foods, Inc.	8	308
General Mills, Inc.	11	624
Hormel Foods Corp.	5	168
Kellogg Co.	5	358
McCormick & Co., Inc. (non-vtg.)	2	208
Mead Johnson Nutrition Co. Class A	4	358
Mondelez International, Inc.	30	1,398
The Hershey Co.	3	346
The J.M. Smucker Co.	2	256
The Kraft Heinz Co.	12	1,106
Tyson Foods, Inc. Class A	6	344
		6,162
Household Products - 1.8%
Church & Dwight Co., Inc.	5	258
Clorox Co.	3	407
Colgate-Palmolive Co.	17	1,298
Kimberly-Clark Corp.	7	908
Procter & Gamble Co.	50	4,405
		7,276
Personal Products - 0.1%
Coty, Inc. Class A	9	170
Estee Lauder Companies, Inc. Class A	4	377
		547
Tobacco - 1.9%
Altria Group, Inc.	38	2,867
Philip Morris International, Inc.	31	3,714
Reynolds American, Inc.	16	1,076
		7,657

TOTAL CONSUMER STAPLES		38,468

ENERGY - 6.0%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	8	441
Halliburton Co.	17	768
Helmerich & Payne, Inc.	2	105
National Oilwell Varco, Inc.	7	229
Schlumberger Ltd.	29	2,018
TechnipFMC PLC (a)	9	261
Transocean Ltd. (United States) (a)	7	64
		3,886
Oil, Gas & Consumable Fuels - 5.0%
Anadarko Petroleum Corp.	11	556
Apache Corp.	7	327
Cabot Oil & Gas Corp.	9	200
Chesapeake Energy Corp. (a)	15	76
Chevron Corp.	37	3,829
Cimarex Energy Co.	2	215
Concho Resources, Inc. (a)	3	380
ConocoPhillips Co.	24	1,073
Devon Energy Corp.	10	340
EOG Resources, Inc.	11	993
EQT Corp.	3	166
Exxon Mobil Corp.	82	6,601
Hess Corp.	5	229
Kinder Morgan, Inc.	37	694
Marathon Oil Corp.	16	208
Marathon Petroleum Corp.	10	520
Murphy Oil Corp.	3	73
Newfield Exploration Co. (a)	4	130
Noble Energy, Inc.	9	258
Occidental Petroleum Corp.	15	884
ONEOK, Inc.	4	199
Phillips 66 Co.	9	685
Pioneer Natural Resources Co.	4	667
Range Resources Corp.	4	92
Tesoro Corp.	2	166
The Williams Companies, Inc.	16	458
Valero Energy Corp.	9	553
		20,572

TOTAL ENERGY		24,458

FINANCIALS - 13.5%
Banks - 6.0%
Bank of America Corp.	197	4,415
BB&T Corp.	16	666
Citigroup, Inc.	55	3,330
Citizens Financial Group, Inc.	10	341
Comerica, Inc.	3	206
Fifth Third Bancorp	15	356
Huntington Bancshares, Inc.	21	263
JPMorgan Chase & Co.	70	5,751
KeyCorp	21	367
M&T Bank Corp.	3	469
Peoples United Financial, Inc.	6	99
PNC Financial Services Group, Inc.	10	1,187
Regions Financial Corp.	24	332
SunTrust Banks, Inc.	10	534
U.S. Bancorp	31	1,578
Wells Fargo & Co.	89	4,551
Zions Bancorporation	4	160
		24,605
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	1	154
Ameriprise Financial, Inc.	3	362
Bank of New York Mellon Corp.	21	990
BlackRock, Inc. Class A	2	818
CBOE Holdings, Inc.	2	173
Charles Schwab Corp.	24	930
CME Group, Inc.	7	821
E*TRADE Financial Corp. (a)	5	173
Franklin Resources, Inc.	7	293
Goldman Sachs Group, Inc.	8	1,690
IntercontinentalExchange, Inc.	12	722
Invesco Ltd.	8	254
Moody's Corp.	3	355
Morgan Stanley	28	1,169
Northern Trust Corp.	4	350
Raymond James Financial, Inc.	3	217
S&P Global, Inc.	5	714
State Street Corp.	7	570
T. Rowe Price Group, Inc.	5	352
The NASDAQ OMX Group, Inc.	2	135
		11,242
Consumer Finance - 0.7%
American Express Co.	15	1,154
Capital One Financial Corp.	9	692
Discover Financial Services	8	470
Navient Corp.	6	87
Synchrony Financial	15	403
		2,806
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (a)	37	6,115
Leucadia National Corp.	6	146
		6,261
Insurance - 2.6%
AFLAC, Inc.	8	603
Allstate Corp.	7	604
American International Group, Inc.	17	1,082
Aon PLC	5	655
Arthur J. Gallagher & Co.	4	227
Assurant, Inc.	1	98
Chubb Ltd.	9	1,289
Cincinnati Financial Corp.	3	210
Hartford Financial Services Group, Inc.	7	346
Lincoln National Corp.	4	260
Loews Corp.	5	236
Marsh & McLennan Companies, Inc.	10	776
MetLife, Inc.	21	1,062
Principal Financial Group, Inc.	5	315
Progressive Corp.	11	467
Prudential Financial, Inc.	8	839
The Travelers Companies, Inc.	5	624
Torchmark Corp.	2	151
Unum Group	5	225
Willis Group Holdings PLC	2	293
XL Group Ltd.	5	218
		10,580

TOTAL FINANCIALS		55,494

HEALTH CARE - 13.9%
Biotechnology - 2.6%
AbbVie, Inc.	31	2,047
Alexion Pharmaceuticals, Inc. (a)	4	392
Amgen, Inc.	14	2,173
Biogen, Inc. (a)	4	991
Celgene Corp. (a)	15	1,716
Gilead Sciences, Inc.	26	1,687
Incyte Corp. (a)	3	388
Regeneron Pharmaceuticals, Inc. (a)	1	459
Vertex Pharmaceuticals, Inc. (a)	5	618
		10,471
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	34	1,552
Baxter International, Inc.	10	593
Becton, Dickinson & Co.	4	757
Boston Scientific Corp. (a)	27	730
C.R. Bard, Inc.	1	307
Danaher Corp.	12	1,019
Dentsply Sirona, Inc.	5	318
Edwards Lifesciences Corp. (a)	4	460
Hologic, Inc. (a)	5	217
IDEXX Laboratories, Inc. (a)	2	337
Intuitive Surgical, Inc. (a)	1	915
Medtronic PLC	27	2,276
Stryker Corp.	6	858
The Cooper Companies, Inc.	1	219
Varian Medical Systems, Inc. (a)	2	198
Zimmer Biomet Holdings, Inc.	4	477
		11,233
Health Care Providers & Services - 2.7%
Aetna, Inc.	7	1,014
AmerisourceBergen Corp.	3	275
Anthem, Inc.	5	912
Cardinal Health, Inc.	6	446
Centene Corp. (a)	3	218
Cigna Corp.	5	806
DaVita HealthCare Partners, Inc. (a)	3	199
Envision Healthcare Corp. (a)	2	109
Express Scripts Holding Co. (a)	12	717
HCA Holdings, Inc. (a)	6	491
Henry Schein, Inc. (a)	2	368
Humana, Inc.	3	697
Laboratory Corp. of America Holdings (a)	2	278
McKesson Corp.	4	652
Patterson Companies, Inc.	2	88
Quest Diagnostics, Inc.	3	326
UnitedHealth Group, Inc.	19	3,328
Universal Health Services, Inc. Class B	2	227
		11,151
Health Care Technology - 0.1%
Cerner Corp. (a)	6	392
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	6	362
Illumina, Inc. (a)	3	532
Mettler-Toledo International, Inc. (a)	1	583
PerkinElmer, Inc.	2	126
Thermo Fisher Scientific, Inc.	8	1,382
Waters Corp. (a)	2	359
		3,344
Pharmaceuticals - 5.0%
Allergan PLC	7	1,566
Bristol-Myers Squibb Co.	33	1,780
Eli Lilly & Co.	19	1,512
Johnson & Johnson	53	6,797
Mallinckrodt PLC (a)	2	86
Merck & Co., Inc.	54	3,516
Mylan N.V. (a)	9	351
Perrigo Co. PLC	3	219
Pfizer, Inc.	118	3,853
Zoetis, Inc. Class A	10	623
		20,303

TOTAL HEALTH CARE		56,894

INDUSTRIALS - 10.3%
Aerospace & Defense - 2.4%
Arconic, Inc.	9	247
General Dynamics Corp.	6	1,220
L3 Technologies, Inc.	2	337
Lockheed Martin Corp.	5	1,406
Northrop Grumman Corp.	3	778
Raytheon Co.	6	984
Rockwell Collins, Inc.	3	327
Textron, Inc.	5	239
The Boeing Co.	11	2,064
TransDigm Group, Inc.	1	268
United Technologies Corp.	15	1,819
		9,689
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	3	201
Expeditors International of Washington, Inc.	4	214
FedEx Corp.	5	969
United Parcel Service, Inc. Class B	14	1,484
		2,868
Airlines - 0.6%
Alaska Air Group, Inc.	2	174
American Airlines Group, Inc.	10	484
Delta Air Lines, Inc.	14	688
Southwest Airlines Co.	12	721
United Continental Holdings, Inc. (a)	6	478
		2,545
Building Products - 0.3%
Allegion PLC	2	157
Fortune Brands Home & Security, Inc.	3	189
Johnson Controls International PLC	18	752
Masco Corp.	6	224
		1,322
Commercial Services & Supplies - 0.3%
Cintas Corp.	2	252
Republic Services, Inc.	5	318
Stericycle, Inc. (a)	2	164
Waste Management, Inc.	8	583
		1,317
Construction & Engineering - 0.1%
Fluor Corp.	3	135
Jacobs Engineering Group, Inc.	2	105
Quanta Services, Inc. (a)	3	92
		332
Electrical Equipment - 0.7%
Acuity Brands, Inc.	1	163
AMETEK, Inc.	5	305
Eaton Corp. PLC	9	696
Emerson Electric Co.	13	769
Fortive Corp.	6	375
Rockwell Automation, Inc.	3	476
		2,784
Industrial Conglomerates - 2.3%
3M Co.	12	2,454
General Electric Co.	173	4,737
Honeywell International, Inc.	15	1,995
Roper Technologies, Inc.	2	454
		9,640
Machinery - 1.5%
Caterpillar, Inc.	12	1,265
Cummins, Inc.	3	473
Deere & Co.	6	735
Dover Corp.	3	248
Flowserve Corp.	3	146
Illinois Tool Works, Inc.	6	847
Ingersoll-Rand PLC	5	448
PACCAR, Inc.	7	441
Parker Hannifin Corp.	3	472
Pentair PLC	3	199
Snap-On, Inc.	1	162
Stanley Black & Decker, Inc.	3	413
Xylem, Inc.	4	209
		6,058
Professional Services - 0.2%
Equifax, Inc.	2	274
Nielsen Holdings PLC	7	269
Robert Half International, Inc.	3	139
Verisk Analytics, Inc. (a)	3	243
		925
Road & Rail - 1.0%
CSX Corp.	18	975
J.B. Hunt Transport Services, Inc.	2	171
Kansas City Southern	2	190
Norfolk Southern Corp.	6	744
Ryder System, Inc.	1	66
Union Pacific Corp.	16	1,765
		3,911
Trading Companies & Distributors - 0.2%
Fastenal Co.	6	259
United Rentals, Inc. (a)	2	217
W.W. Grainger, Inc.	1	172
		648

TOTAL INDUSTRIALS		42,039

INFORMATION TECHNOLOGY - 23.1%
Communications Equipment - 1.0%
Cisco Systems, Inc.	99	3,121
F5 Networks, Inc. (a)	1	128
Harris Corp.	2	224
Juniper Networks, Inc.	7	205
Motorola Solutions, Inc.	3	251
		3,929
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	6	448
Corning, Inc.	19	553
FLIR Systems, Inc.	3	114
TE Connectivity Ltd.	7	552
		1,667
Internet Software & Services - 5.0%
Akamai Technologies, Inc. (a)	3	141
Alphabet, Inc.:
Class A (a)	6	5,923
Class C (a)	6	5,789
eBay, Inc. (a)	20	686
Facebook, Inc. Class A (a)	46	6,967
VeriSign, Inc. (a)	2	180
Yahoo!, Inc. (a)	17	855
		20,541
IT Services - 3.9%
Accenture PLC Class A	12	1,494
Alliance Data Systems Corp.	1	241
Automatic Data Processing, Inc.	9	921
Cognizant Technology Solutions Corp. Class A	12	803
CSRA, Inc.	3	90
DXC Technology Co.	5	388
Fidelity National Information Services, Inc.	6	515
Fiserv, Inc. (a)	4	501
Gartner, Inc. (a)	2	239
Global Payments, Inc.	3	275
IBM Corp.	17	2,595
MasterCard, Inc. Class A	19	2,335
Paychex, Inc.	6	355
PayPal Holdings, Inc. (a)	22	1,149
Teradata Corp. (a)	3	82
The Western Union Co.	9	171
Total System Services, Inc.	3	179
Visa, Inc. Class A	37	3,524
		15,857
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. (a)	15	168
Analog Devices, Inc.	7	600
Applied Materials, Inc.	21	963
Broadcom Ltd.	8	1,916
Intel Corp.	93	3,358
KLA-Tencor Corp.	3	312
Lam Research Corp.	3	466
Microchip Technology, Inc.	4	333
Micron Technology, Inc. (a)	20	615
NVIDIA Corp.	12	1,732
Qorvo, Inc. (a)	2	156
Qualcomm, Inc.	29	1,661
Skyworks Solutions, Inc.	4	426
Texas Instruments, Inc.	20	1,650
Xilinx, Inc.	5	334
		14,690
Software - 4.8%
Activision Blizzard, Inc.	14	820
Adobe Systems, Inc. (a)	10	1,419
Autodesk, Inc. (a)	4	447
CA Technologies, Inc.	6	191
Citrix Systems, Inc. (a)	3	248
Electronic Arts, Inc. (a)	6	680
Intuit, Inc.	5	703
Microsoft Corp.	152	10,616
Oracle Corp.	59	2,678
Red Hat, Inc. (a)	3	269
Salesforce.com, Inc. (a)	13	1,165
Symantec Corp.	12	364
Synopsys, Inc. (a)	3	225
		19,825
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	103	15,728
Hewlett Packard Enterprise Co.	32	602
HP, Inc.	33	619
NetApp, Inc.	5	202
Seagate Technology LLC	6	261
Western Digital Corp.	6	540
Xerox Corp.	16	113
		18,065

TOTAL INFORMATION TECHNOLOGY		94,574

MATERIALS - 2.8%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	4	576
Albemarle Corp. U.S.	2	227
CF Industries Holdings, Inc.	5	135
E.I. du Pont de Nemours & Co.	17	1,342
Eastman Chemical Co.	3	240
Ecolab, Inc.	5	664
FMC Corp.	3	226
International Flavors & Fragrances, Inc.	2	276
LyondellBasell Industries NV Class A	6	483
Monsanto Co.	9	1,057
PPG Industries, Inc.	5	532
Praxair, Inc.	6	794
Sherwin-Williams Co.	2	664
The Dow Chemical Co.	22	1,363
The Mosaic Co.	7	158
		8,737
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	1	224
Vulcan Materials Co.	3	374
		598
Containers & Packaging - 0.3%
Avery Dennison Corp.	2	169
Ball Corp.	6	245
International Paper Co.	8	423
Sealed Air Corp.	4	178
WestRock Co.	5	272
		1,287
Metals & Mining - 0.2%
Freeport-McMoRan, Inc. (a)	26	299
Newmont Mining Corp.	10	342
Nucor Corp.	6	349
		990

TOTAL MATERIALS		11,612

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities, Inc.	2	233
American Tower Corp.	8	1,050
Apartment Investment & Management Co. Class A	3	129
AvalonBay Communities, Inc.	3	574
Boston Properties, Inc.	3	364
Crown Castle International Corp.	7	712
Digital Realty Trust, Inc.	3	355
Equinix, Inc.	2	882
Equity Residential (SBI)	7	456
Essex Property Trust, Inc.	1	257
Extra Space Storage, Inc.	2	155
Federal Realty Investment Trust (SBI)	1	123
General Growth Properties, Inc.	11	245
HCP, Inc.	9	282
Host Hotels & Resorts, Inc.	14	252
Iron Mountain, Inc.	5	175
Kimco Realty Corp.	8	140
Mid-America Apartment Communities, Inc.	2	204
Prologis, Inc.	10	555
Public Storage	3	646
Realty Income Corp.	5	275
Regency Centers Corp.	3	183
Simon Property Group, Inc.	6	926
SL Green Realty Corp.	2	202
The Macerich Co.	2	115
UDR, Inc.	5	193
Ventas, Inc.	7	465
Vornado Realty Trust	3	277
Welltower, Inc.	7	508
Weyerhaeuser Co.	15	494
		11,427
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	6	209

TOTAL REAL ESTATE		11,636

TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	121	4,662
CenturyLink, Inc.	11	274
Level 3 Communications, Inc. (a)	6	357
Verizon Communications, Inc.	80	3,731
		9,024
UTILITIES - 3.2%
Electric Utilities - 2.0%
Alliant Energy Corp.	4	166
American Electric Power Co., Inc.	10	718
Duke Energy Corp.	14	1,200
Edison International	6	489
Entergy Corp.	4	316
Eversource Energy	6	372
Exelon Corp.	18	654
FirstEnergy Corp.	9	263
NextEra Energy, Inc.	9	1,273
PG&E Corp.	10	684
Pinnacle West Capital Corp.	2	177
PPL Corp.	13	519
Southern Co.	20	1,012
Xcel Energy, Inc.	10	479
		8,322
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	6	96
The AES Corp.	13	152
		248
Multi-Utilities - 1.1%
Ameren Corp.	5	284
CenterPoint Energy, Inc.	8	229
CMS Energy Corp.	6	284
Consolidated Edison, Inc.	6	497
Dominion Resources, Inc.	12	969
DTE Energy Co.	4	438
NiSource, Inc.	6	156
Public Service Enterprise Group, Inc.	10	449
SCANA Corp.	3	205
Sempra Energy	5	582
WEC Energy Group, Inc.	6	377
		4,470
Water Utilities - 0.0%
American Water Works Co., Inc.	3	235

TOTAL UTILITIES		13,275

TOTAL COMMON STOCKS
(Cost $400,721)		408,705
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $400,721)		408,705
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,173
NET ASSETS - 100%		$409,878

Legend

 (a) Non-income producing

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$34
Total	$34

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $400,746. Net unrealized appreciation aggregated $7,959, of which $20,142 related to appreciated investment securities and $12,183 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Total Market Index Fund

May 31, 2017

STI-QTLY-0717
1.816022.112

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.4%
Adient PLC	153,629	$10,528,195
American Axle & Manufacturing Holdings, Inc. (a)	148,067	2,237,292
Autoliv, Inc. (b)	148,634	16,486,483
BorgWarner, Inc.	350,359	14,893,761
Clean Diesel Technologies, Inc. (a)	8,475	25,256
Cooper Tire & Rubber Co.	91,978	3,311,208
Cooper-Standard Holding, Inc. (a)	32,523	3,512,809
Dana Holding Corp.	219,929	4,644,900
Delphi Automotive PLC	448,958	39,494,835
Dorman Products, Inc. (a)(b)	55,243	4,607,266
Fox Factory Holding Corp. (a)	56,459	1,854,678
Gentex Corp.	483,427	9,175,444
Gentherm, Inc. (a)	58,309	2,198,249
Hertz Global Holdings, Inc. (a)(b)	113,057	1,154,312
Horizon Global Corp. (a)(b)	28,918	425,384
LCI Industries	43,682	3,887,698
Lear Corp.	114,527	17,069,104
Modine Manufacturing Co. (a)	76,995	1,170,324
Motorcar Parts of America, Inc. (a)(b)	32,435	942,885
Shiloh Industries, Inc. (a)	7,922	92,687
Standard Motor Products, Inc.	32,576	1,585,148
Stoneridge, Inc. (a)	43,907	678,802
Strattec Security Corp.	4,334	154,074
Superior Industries International, Inc.	39,790	775,905
Sypris Solutions, Inc. (a)	16,848	24,767
Tenneco, Inc.	83,068	4,722,416
The Goodyear Tire & Rubber Co.	424,185	13,667,241
Tower International, Inc.	31,785	737,412
UQM Technologies, Inc. (a)	38,648	31,788
Visteon Corp. (a)	57,388	5,755,443
VOXX International Corp. (a)	18,073	104,823
Workhorse Group, Inc. (a)(b)	43,808	154,204
		166,104,793
Automobiles - 0.6%
Ford Motor Co.	6,464,938	71,890,111
General Motors Co.	2,277,306	77,268,993
Harley-Davidson, Inc. (b)	295,888	15,685,023
REV Group, Inc. (b)	22,528	604,877
Tesla, Inc. (a)(b)	206,505	70,420,270
Thor Industries, Inc.	78,500	7,106,605
Winnebago Industries, Inc. (b)	39,123	958,514
		243,934,393
Distributors - 0.1%
Core-Mark Holding Co., Inc.	75,278	2,563,216
Educational Development Corp. (b)	2,866	28,230
Fenix Parts, Inc. (a)(b)	13,969	19,836
Genuine Parts Co.	248,224	22,990,507
LKQ Corp. (a)	502,949	15,837,864
Pool Corp.	68,125	8,115,731
Weyco Group, Inc.	5,169	141,269
		49,696,653
Diversified Consumer Services - 0.2%
American Public Education, Inc. (a)	24,607	541,354
Ascent Capital Group, Inc. (a)	16,905	232,782
Bridgepoint Education, Inc. (a)	27,580	381,707
Bright Horizons Family Solutions, Inc. (a)	83,097	6,375,202
Cambium Learning Group, Inc. (a)	12,514	62,195
Capella Education Co.	20,930	1,811,492
Career Education Corp. (a)	109,234	1,031,169
Carriage Services, Inc.	24,048	632,222
Chegg, Inc. (a)(b)	85,961	1,031,532
Collectors Universe, Inc.	6,416	160,721
DeVry, Inc. (b)	87,504	3,272,650
Graham Holdings Co.	7,921	4,743,095
Grand Canyon Education, Inc. (a)	82,727	6,485,797
H&R Block, Inc.	339,125	9,000,378
Houghton Mifflin Harcourt Co. (a)	170,821	2,109,639
K12, Inc. (a)	59,099	1,112,834
Laureate Education, Inc. Class A	112,177	1,875,599
Liberty Tax, Inc.	8,571	120,851
Lincoln Educational Services Corp. (a)	15,671	52,811
National American University Holdings, Inc.	5,378	12,423
Regis Corp. (a)	52,945	500,330
Service Corp. International	317,953	10,136,342
ServiceMaster Global Holdings, Inc. (a)	221,126	8,358,563
Sotheby's Class A (Ltd. vtg.) (a)(b)	77,436	4,072,359
Strayer Education, Inc.	17,939	1,586,705
Universal Technical Institute, Inc. (a)	29,419	107,968
Weight Watchers International, Inc. (a)(b)	50,480	1,327,624
		67,136,344
Hotels, Restaurants & Leisure - 2.2%
ARAMARK Holdings Corp.	423,578	15,782,516
Belmond Ltd. Class A (a)	136,912	1,690,863
Biglari Holdings, Inc. (a)	2,475	941,020
BJ's Restaurants, Inc. (a)	35,904	1,608,499
Bloomin' Brands, Inc.	159,652	3,197,830
Bob Evans Farms, Inc.	36,126	2,543,632
Bojangles', Inc. (a)(b)	24,608	430,640
Boyd Gaming Corp.	147,259	3,741,851
Bravo Brio Restaurant Group, Inc. (a)	12,451	58,520
Brinker International, Inc. (b)	77,201	3,028,595
Buffalo Wild Wings, Inc. (a)	29,848	4,289,158
Caesars Entertainment Corp. (a)(b)	91,365	1,000,447
Carnival Corp.	701,333	44,934,405
Carrols Restaurant Group, Inc. (a)	61,598	729,936
Century Casinos, Inc. (a)	28,742	224,475
Chipotle Mexican Grill, Inc. (a)(b)	47,496	22,672,216
Choice Hotels International, Inc.	66,238	4,302,158
Churchill Downs, Inc.	21,995	3,687,462
Chuy's Holdings, Inc. (a)(b)	26,361	709,111
ClubCorp Holdings, Inc.	105,707	1,405,903
Cracker Barrel Old Country Store, Inc. (b)	40,400	6,739,124
Darden Restaurants, Inc.	202,662	18,022,732
Dave & Buster's Entertainment, Inc. (a)	61,208	4,082,574
Del Frisco's Restaurant Group, Inc. (a)	37,615	639,455
Del Taco Restaurants, Inc.(a)(b)	75,328	966,458
Denny's Corp. (a)	117,334	1,396,275
DineEquity, Inc. (b)	27,200	1,244,400
Domino's Pizza, Inc.	80,171	16,973,804
Dover Downs Gaming & Entertainment, Inc. (a)	1,508	1,689
Dover Motorsports, Inc.	9,993	20,985
Drive Shack, Inc.	86,128	280,777
Dunkin' Brands Group, Inc.	155,091	9,074,374
El Pollo Loco Holdings, Inc. (a)(b)	42,298	577,368
Eldorado Resorts, Inc. (a)	69,377	1,439,573
Empire Resorts, Inc. (a)(b)	4,022	98,338
Entertainment Gaming Asia, Inc. (a)	2,060	4,800
Extended Stay America, Inc. unit	171,686	3,124,685
Famous Dave's of America, Inc. (a)	7,623	29,920
Fiesta Restaurant Group, Inc. (a)	50,677	1,117,428
Fogo de Chao, Inc. (a)	4,278	58,609
Golden Entertainment, Inc.	1,436	23,852
Good Times Restaurants, Inc. (a)	7,939	27,787
Habit Restaurants, Inc. Class A (a)	36,946	685,348
Hilton Grand Vacations, Inc. (a)	107,778	3,855,219
Hilton, Inc.	319,856	21,260,828
Hyatt Hotels Corp. Class A (a)	71,338	4,116,203
ILG, Inc.	190,126	5,121,994
International Speedway Corp. Class A	39,245	1,385,349
Intrawest Resorts Holdings, Inc. (a)	22,150	525,177
J. Alexanders Holdings, Inc. (a)	20,559	233,345
Jack in the Box, Inc.	50,437	5,375,575
Jamba, Inc. (a)(b)	19,136	134,909
Kona Grill, Inc. (a)(b)	8,466	33,864
La Quinta Holdings, Inc. (a)	128,968	1,787,496
Las Vegas Sands Corp.	609,624	36,047,067
Lindblad Expeditions Holdings (a)	22,275	212,058
Luby's, Inc. (a)	14,614	38,873
Marcus Corp.	30,096	993,168
Marriott International, Inc. Class A	520,735	56,057,123
Marriott Vacations Worldwide Corp.	38,724	4,512,120
McDonald's Corp.	1,364,341	205,865,413
MGM Mirage, Inc.	800,671	25,397,284
Monarch Casino & Resort, Inc. (a)	14,995	452,099
Nathan's Famous, Inc. (a)	3,561	223,987
Noodles & Co. (a)(b)	28,579	138,608
Norwegian Cruise Line Holdings Ltd. (a)	271,829	13,583,295
Panera Bread Co. Class A (a)	35,261	11,089,232
Papa John's International, Inc. (b)	42,981	3,462,979
Papa Murphy's Holdings, Inc. (a)(b)	22,690	110,273
Park Hotels & Resorts, Inc.	206,211	5,307,871
Penn National Gaming, Inc. (a)	158,816	3,069,913
Pinnacle Entertainment, Inc. (a)	94,638	1,853,958
Planet Fitness, Inc.	118,106	2,580,616
Potbelly Corp. (a)	30,614	352,061
Rave Restaurant Group, Inc. (a)(b)	9,079	19,429
RCI Hospitality Holdings, Inc.	5,726	119,158
Red Lion Hotels Corp. (a)	6,989	45,778
Red Robin Gourmet Burgers, Inc. (a)(b)	21,139	1,523,593
Red Rock Resorts, Inc.	72,993	1,725,555
Royal Caribbean Cruises Ltd.	277,283	30,551,041
Ruby Tuesday, Inc. (a)	88,086	193,789
Ruth's Hospitality Group, Inc.	42,076	908,842
Scientific Games Corp. Class A (a)(b)	89,331	2,072,479
SeaWorld Entertainment, Inc. (b)	103,555	1,848,457
Shake Shack, Inc. Class A (a)(b)	35,538	1,315,617
Six Flags Entertainment Corp.	140,263	8,469,080
Sonic Corp. (b)	74,649	2,181,244
Speedway Motorsports, Inc.	23,497	404,618
Starbucks Corp.	2,430,352	154,594,691
Texas Roadhouse, Inc. Class A	113,067	5,531,238
The Cheesecake Factory, Inc. (b)	75,769	4,468,856
Town Sports International Holdings, Inc. (a)	13,107	51,773
U.S. Foods Holding Corp.	221,001	6,621,190
Vail Resorts, Inc.	67,071	14,346,487
Wendy's Co.	300,738	4,862,933
Wingstop, Inc. (b)	38,268	1,091,021
Wyndham Worldwide Corp.	171,061	17,275,450
Wynn Resorts Ltd. (b)	133,553	17,188,271
Yum! Brands, Inc.	570,420	41,435,309
Zoe's Kitchen, Inc. (a)(b)	27,188	378,185
		918,011,633
Household Durables - 0.6%
AV Homes, Inc. (a)(b)	12,051	188,899
Bassett Furniture Industries, Inc.	15,479	459,726
Beazer Homes U.S.A., Inc. (a)	65,476	798,807
CalAtlantic Group, Inc. (b)	115,129	4,149,249
Cavco Industries, Inc. (a)	13,938	1,536,665
Century Communities, Inc. (a)	22,823	568,293
Comstock Holding Companies, Inc. (a)	1,496	2,827
CSS Industries, Inc.	16,118	428,578
D.R. Horton, Inc.	561,136	18,343,536
Dixie Group, Inc. (a)	11,105	47,196
Emerson Radio Corp. (a)	23,724	31,078
Ethan Allen Interiors, Inc. (b)	53,577	1,443,900
Flexsteel Industries, Inc.	9,186	465,271
Garmin Ltd. (b)	197,296	10,267,284
GoPro, Inc. Class A (a)(b)	162,726	1,337,608
Green Brick Partners, Inc. (a)(b)	37,398	370,240
Helen of Troy Ltd. (a)	44,560	4,054,960
Hooker Furniture Corp.	17,507	751,050
Hovnanian Enterprises, Inc. Class A (a)(b)	177,163	430,506
Installed Building Products, Inc. (a)	31,210	1,548,016
iRobot Corp. (a)(b)	45,351	4,204,945
KB Home (b)	179,649	3,769,036
Koss Corp. (a)	2,669	4,697
La-Z-Boy, Inc.	79,546	2,107,969
Leggett & Platt, Inc.	221,974	11,547,087
Lennar Corp. Class A	353,924	18,159,840
LGI Homes, Inc. (a)(b)	24,556	795,614
Libbey, Inc.	30,735	251,105
Lifetime Brands, Inc.	14,046	258,446
M.D.C. Holdings, Inc. (b)	74,685	2,513,150
M/I Homes, Inc. (b)	33,201	935,936
Meritage Homes Corp. (a)	64,418	2,570,278
Mohawk Industries, Inc. (a)	103,057	24,661,540
NACCO Industries, Inc. Class A	7,854	520,328
New Home Co. LLC (a)	11,951	128,473
Newell Brands, Inc.	806,367	42,697,133
Nova LifeStyle, Inc. (a)(b)	26,136	35,284
NVR, Inc. (a)	5,806	13,251,498
PulteGroup, Inc.	477,718	10,829,867
Skyline Corp. (a)	21,741	114,358
Stanley Furniture Co., Inc.	5,699	6,611
Taylor Morrison Home Corp. (a)	100,743	2,342,275
Tempur Sealy International, Inc. (a)(b)	77,783	3,612,243
Toll Brothers, Inc.	242,096	8,935,763
TopBuild Corp. (a)	69,281	3,709,998
TRI Pointe Homes, Inc. (a)	267,734	3,311,870
Tupperware Brands Corp.	86,145	6,194,687
Turtle Beach Corp. (a)(b)	6,672	5,127
UCP, Inc. (a)	9,479	104,269
Universal Electronics, Inc. (a)	25,010	1,615,646
Vuzix Corp. (a)(b)	22,003	126,517
Whirlpool Corp.	126,716	23,510,887
William Lyon Homes, Inc. (a)(b)	35,265	798,752
Zagg, Inc. (a)	38,365	320,348
		241,175,266
Internet & Direct Marketing Retail - 2.4%
1-800-FLOWERS.com, Inc. Class A (a)	52,658	526,580
Amazon.com, Inc. (a)	660,463	656,909,709
Duluth Holdings, Inc. (a)(b)	12,299	240,076
Etsy, Inc. (a)(b)	147,726	1,981,006
EVINE Live, Inc. (a)	71,405	89,970
Expedia, Inc.	202,778	29,155,421
FTD Companies, Inc. (a)	25,393	439,807
Gaia, Inc. Class A (a)	12,609	137,438
Groupon, Inc. (a)(b)	645,768	1,943,762
HSN, Inc.	58,131	1,927,043
Lands' End, Inc. (a)(b)	26,352	463,795
Liberty Expedia Holdings, Inc.	99,495	5,190,654
Liberty Interactive Corp.:
(Venture Group) Series A (a)	144,556	7,790,123
QVC Group Series A (a)	751,358	17,626,859
Liberty TripAdvisor Holdings, Inc. (a)	119,998	1,421,976
Netflix, Inc. (a)	717,436	116,992,289
NutriSystem, Inc.	50,522	2,629,670
Overstock.com, Inc. (a)	24,847	349,100
PetMed Express, Inc. (b)	32,292	1,133,126
Priceline Group, Inc. (a)	81,963	153,851,928
Shutterfly, Inc. (a)	54,203	2,682,506
TripAdvisor, Inc. (a)(b)	187,324	7,213,847
U.S. Auto Parts Network, Inc. (a)	5,048	15,447
Wayfair LLC Class A (a)(b)	50,248	3,163,112
		1,013,875,244
Leisure Products - 0.1%
American Outdoor Brands Corp. (a)(b)	96,497	2,185,657
Black Diamond, Inc. (a)	32,583	193,869
Brunswick Corp.	144,134	7,964,845
Callaway Golf Co.	178,654	2,276,052
Escalade, Inc.	7,022	84,264
Hasbro, Inc.	185,145	19,488,363
JAKKS Pacific, Inc. (a)(b)	19,661	82,576
Johnson Outdoors, Inc. Class A	8,158	350,305
Malibu Boats, Inc. Class A (a)	23,351	566,262
Marine Products Corp.	11,741	159,795
Mattel, Inc.	565,528	12,956,246
MCBC Holdings, Inc. (a)	21,350	410,561
Nautilus, Inc. (a)	46,907	851,362
Polaris Industries, Inc. (b)	100,575	8,408,070
Sturm, Ruger & Co., Inc. (b)	33,314	2,122,102
Summer Infant, Inc. (a)	32,605	58,689
Vista Outdoor, Inc. (a)	94,769	1,988,254
		60,147,272
Media - 3.0%
A.H. Belo Corp. Class A	22,177	125,300
AMC Entertainment Holdings, Inc. Class A	84,665	1,904,963
AMC Networks, Inc. Class A (a)	101,098	5,356,172
Ballantyne of Omaha, Inc. (a)	17,964	120,359
Cable One, Inc.	8,311	5,972,285
CBS Corp. Class B	631,152	38,569,699
Central European Media Enterprises Ltd. Class A (a)(b)	116,862	455,762
Charter Communications, Inc. Class A (a)	360,128	124,442,230
Cinedigm Corp. (a)(b)	5,614	9,656
Cinemark Holdings, Inc.	176,432	6,981,414
Clear Channel Outdoor Holding, Inc. Class A (a)	57,659	221,987
Comcast Corp. Class A	7,895,909	329,180,446
Cumulus Media, Inc. Class A (a)(b)	17,877	10,172
Daily Journal Corp. (a)(b)	644	135,433
Discovery Communications, Inc.:
Class A (a)(b)	247,368	6,555,252
Class C (non-vtg.) (a)	354,211	9,149,270
DISH Network Corp. Class A (a)	377,020	24,042,565
E.W. Scripps Co. Class A (a)(b)	84,251	1,447,432
Emmis Communications Corp. Class A (a)	1,993	6,497
Entercom Communications Corp. Class A (b)	42,593	438,708
Entravision Communication Corp. Class A	112,796	648,577
Gannett Co., Inc.	225,017	1,766,383
Global Eagle Entertainment, Inc. (a)(b)	84,431	260,892
Gray Television, Inc. (a)	109,585	1,320,499
Harte-Hanks, Inc. (a)	45,482	58,217
Hemisphere Media Group, Inc. (a)(b)	10,964	123,345
Insignia Systems, Inc.	5,038	5,189
Interpublic Group of Companies, Inc.	655,689	16,346,327
John Wiley & Sons, Inc. Class A	79,959	4,053,921
Lee Enterprises, Inc. (a)(b)	58,988	120,925
Liberty Broadband Corp.:
Class A (a)	36,926	3,258,720
Class C (a)(b)	119,352	10,642,618
Liberty Global PLC:
Class A (a)(b)	432,377	13,222,089
Class C (a)(b)	1,067,401	31,723,158
LiLAC Class A (a)(b)	77,452	1,635,012
LiLAC Class C (a)	204,855	4,293,761
Liberty Media Corp.:
Liberty Braves Class A (a)	14,273	338,556
Liberty Braves Class C (a)	68,302	1,592,803
Liberty Media Class A (a)(b)	28,511	909,501
Liberty Media Class C (a)(b)	79,458	2,645,951
Liberty SiriusXM Class A (a)	131,422	5,476,355
Liberty SiriusXM Class C (a)	317,236	13,219,224
Lions Gate Entertainment Corp.:
Class A (b)	84,440	2,288,324
Class B (a)(b)	201,823	5,104,104
Live Nation Entertainment, Inc. (a)	224,734	7,751,076
Loral Space & Communications Ltd. (a)	20,272	800,744
Meredith Corp.	55,681	3,012,342
MSG Network, Inc. Class A (a)	103,460	2,177,833
National CineMedia, Inc.	108,730	790,467
New Media Investment Group, Inc.	89,861	1,161,903
News Corp.:
Class A	717,388	9,598,651
Class B	130,013	1,781,178
Nexstar Broadcasting Group, Inc. Class A (b)	68,341	3,909,105
Omnicom Group, Inc. (b)	389,908	32,643,098
Reading International, Inc. Class A (a)	17,900	285,684
Regal Entertainment Group Class A	191,111	3,975,109
RLJ Entertainment, Inc. (a)	5,726	15,804
Saga Communications, Inc. Class A	3,882	188,083
Salem Communications Corp. Class A	10,842	74,268
Scholastic Corp.	44,904	1,909,767
Scripps Networks Interactive, Inc. Class A	157,240	10,412,433
Sinclair Broadcast Group, Inc. Class A	119,056	3,857,414
Sirius XM Holdings, Inc. (b)	2,845,102	14,936,786
Tegna, Inc.	350,960	8,331,790
The Madison Square Garden Co. (a)	25,883	5,057,797
The McClatchy Co. Class A (a)	6,072	61,692
The New York Times Co. Class A	207,571	3,653,250
The Walt Disney Co.	2,429,549	262,245,519
Time Warner, Inc.	1,290,169	128,358,914
Time, Inc.	173,717	2,171,463
Townsquare Media, Inc. (a)	1,285	12,927
Tribune Media Co. Class A	123,479	4,716,898
tronc, Inc. (a)	51,781	580,983
Twenty-First Century Fox, Inc.:
Class A	1,753,711	47,560,642
Class B	804,160	21,631,904
Urban One, Inc. Class D (non-vtg.) (a)	32,336	64,672
Viacom, Inc. Class B (non-vtg.)	590,526	20,544,400
World Wrestling Entertainment, Inc. Class A (b)	69,670	1,421,965
		1,281,876,614
Multiline Retail - 0.4%
Big Lots, Inc. (b)	72,215	3,526,258
Dillard's, Inc. Class A (b)	40,152	2,067,025
Dollar General Corp.	424,258	31,136,295
Dollar Tree, Inc. (a)	394,033	30,616,364
Fred's, Inc. Class A (b)	52,965	728,798
JC Penney Corp., Inc. (a)(b)	535,524	2,516,963
Kohl's Corp.	288,167	11,074,258
Macy's, Inc.	507,211	11,919,459
Nordstrom, Inc. (b)	185,779	7,765,562
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	79,892	3,287,556
Sears Holdings Corp. (a)(b)	98,150	725,329
Target Corp.	923,020	50,904,553
The Bon-Ton Stores, Inc. (a)(b)	19,775	9,690
Tuesday Morning Corp. (a)(b)	61,992	105,386
		156,383,496
Specialty Retail - 2.2%
Aarons, Inc. Class A	106,680	3,895,954
Abercrombie & Fitch Co. Class A	133,398	1,759,520
Advance Auto Parts, Inc.	121,480	16,233,372
America's Car Mart, Inc. (a)(b)	10,422	376,755
American Eagle Outfitters, Inc.	303,607	3,491,481
Armstrong Flooring, Inc. (a)	37,094	685,868
Asbury Automotive Group, Inc. (a)	40,476	2,264,632
Ascena Retail Group, Inc. (a)(b)	266,405	471,537
AutoNation, Inc. (a)(b)	105,216	4,158,136
AutoZone, Inc. (a)(b)	47,620	28,853,910
Barnes & Noble Education, Inc. (a)	60,796	576,954
Barnes & Noble, Inc.	82,041	549,675
bebe stores, Inc. (a)(b)	6,695	35,952
Bed Bath & Beyond, Inc.	241,299	8,303,099
Best Buy Co., Inc.	452,794	26,891,436
Big 5 Sporting Goods Corp.	23,104	321,146
Boot Barn Holdings, Inc. (a)(b)	24,133	187,996
Build-A-Bear Workshop, Inc. (a)	15,205	163,454
Burlington Stores, Inc. (a)	117,818	11,528,491
Cabela's, Inc. Class A (a)	85,519	4,517,969
Caleres, Inc.	81,369	2,224,628
CarMax, Inc. (a)(b)	309,825	19,466,305
Chico's FAS, Inc.	193,672	1,832,137
Christopher & Banks Corp. (a)	57,707	77,327
Citi Trends, Inc.	19,731	360,091
Conn's, Inc. (a)(b)	39,904	682,358
CST Brands, Inc.	141,087	6,818,735
Destination Maternity Corp. (a)	22,235	96,722
Destination XL Group, Inc. (a)(b)	51,406	123,374
Dick's Sporting Goods, Inc.	145,373	5,979,191
DSW, Inc. Class A (b)	145,417	2,447,368
Express, Inc. (a)	127,643	990,510
Finish Line, Inc. Class A	63,867	901,163
Five Below, Inc. (a)(b)	100,983	5,180,428
Foot Locker, Inc.	218,804	12,999,146
Francesca's Holdings Corp. (a)	57,702	730,507
GameStop Corp. Class A (b)	164,497	3,641,964
Gap, Inc. (b)	363,101	8,169,773
Genesco, Inc. (a)(b)	32,141	1,195,645
GNC Holdings, Inc. (b)	120,441	912,943
Group 1 Automotive, Inc.	30,918	1,859,718
Guess?, Inc. (b)	102,345	1,232,234
Haverty Furniture Companies, Inc.	30,217	723,697
Hibbett Sports, Inc. (a)(b)	34,547	801,490
Home Depot, Inc.	2,033,631	312,182,695
Kirkland's, Inc. (a)	21,240	192,222
L Brands, Inc.	401,394	20,711,930
Lithia Motors, Inc. Class A (sub. vtg.) (b)	38,999	3,543,059
Lowe's Companies, Inc.	1,442,256	113,606,505
Lumber Liquidators Holdings, Inc. (a)(b)	42,345	1,227,158
MarineMax, Inc. (a)	36,815	664,511
Michaels Companies, Inc. (a)	197,854	3,824,518
Monro Muffler Brake, Inc.	59,370	2,944,752
Murphy U.S.A., Inc. (a)(b)	58,955	4,010,709
New York & Co., Inc. (a)	34,393	50,902
O'Reilly Automotive, Inc. (a)(b)	153,812	37,234,809
Office Depot, Inc.	882,988	4,512,069
Party City Holdco, Inc. (a)(b)	50,325	832,879
Penske Automotive Group, Inc.	59,093	2,502,589
Perfumania Holdings, Inc. (a)	876	1,288
Pier 1 Imports, Inc. (b)	118,802	595,198
Rent-A-Center, Inc.	93,716	1,069,300
RH (a)(b)	68,112	3,821,764
Ross Stores, Inc.	655,989	41,930,817
Sally Beauty Holdings, Inc. (a)	228,422	4,116,164
Sears Hometown & Outlet Stores, Inc. (a)(b)	10,000	30,500
Select Comfort Corp. (a)(b)	68,724	1,979,251
Shoe Carnival, Inc.	21,330	436,199
Signet Jewelers Ltd. (b)	116,151	5,586,863
Sonic Automotive, Inc. Class A (sub. vtg.)	40,396	759,445
Sportsman's Warehouse Holdings, Inc. (a)(b)	48,606	283,373
Stage Stores, Inc. (b)	38,699	83,977
Staples, Inc.	1,145,552	10,401,612
Stein Mart, Inc. (b)	40,412	59,002
Tailored Brands, Inc.	76,887	816,540
The Buckle, Inc. (b)	40,527	688,959
The Cato Corp. Class A (sub. vtg.)	36,544	736,727
The Children's Place Retail Stores, Inc. (b)	29,482	3,189,952
The Container Store Group, Inc. (a)(b)	22,029	126,887
Tiffany & Co., Inc.	177,500	15,435,400
Tile Shop Holdings, Inc.	56,926	1,118,596
Tilly's, Inc.	14,113	148,892
TJX Companies, Inc.	1,082,698	81,429,717
Tractor Supply Co.	212,302	11,708,455
Trans World Entertainment Corp. (a)	2,977	5,061
Ulta Beauty, Inc. (a)	97,852	29,829,204
Urban Outfitters, Inc. (a)(b)	143,484	2,707,543
Vitamin Shoppe, Inc. (a)(b)	45,231	524,680
West Marine, Inc.	16,394	161,153
Williams-Sonoma, Inc. (b)	139,872	6,806,172
Winmark Corp.	1,991	243,898
Zumiez, Inc. (a)(b)	31,066	442,691
		930,031,378
Textiles, Apparel & Luxury Goods - 0.6%
Carter's, Inc.	82,628	6,788,716
Cherokee, Inc. (a)	20,319	167,632
Coach, Inc.	469,934	21,715,650
Columbia Sportswear Co.	46,822	2,541,498
Crocs, Inc. (a)	126,644	864,979
Culp, Inc.	12,256	393,418
Deckers Outdoor Corp. (a)(b)	51,521	3,573,497
Delta Apparel, Inc. (a)	4,312	81,411
Differential Brands Group, Inc. (a)	1,083	2,004
Fossil Group, Inc. (a)(b)	73,701	793,760
G-III Apparel Group Ltd. (a)(b)	69,854	1,367,043
Hanesbrands, Inc. (b)	627,279	12,953,311
Iconix Brand Group, Inc. (a)(b)	101,691	609,129
Kate Spade & Co. (a)	209,113	3,851,861
Lakeland Industries, Inc. (a)	6,813	78,350
lululemon athletica, Inc. (a)(b)	174,001	8,399,028
Michael Kors Holdings Ltd. (a)	277,238	9,198,757
Movado Group, Inc.	39,217	827,479
NIKE, Inc. Class B	2,211,428	117,183,570
Oxford Industries, Inc.	25,955	1,394,822
Perry Ellis International, Inc. (a)	15,961	292,725
PVH Corp.	132,712	14,060,836
Ralph Lauren Corp.	91,187	6,182,479
Rocky Brands, Inc.	8,326	118,646
Sequential Brands Group, Inc. (a)(b)	82,806	265,807
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	228,771	5,838,236
Steven Madden Ltd. (a)	86,611	3,399,482
Superior Uniform Group, Inc.	11,974	231,098
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	312,447	5,986,485
Class C (non-vtg.) (b)	294,534	5,251,541
Unifi, Inc. (a)	22,047	620,403
Vera Bradley, Inc. (a)(b)	29,957	281,895
VF Corp.	554,884	29,852,759
Vince Holding Corp. (a)(b)	26,763	16,074
Wolverine World Wide, Inc.	157,560	4,096,560
		269,280,941

TOTAL CONSUMER DISCRETIONARY		5,397,654,027

CONSUMER STAPLES - 8.3%
Beverages - 1.8%
Boston Beer Co., Inc. Class A (a)(b)	14,791	2,111,415
Brown-Forman Corp.:
Class A	40,918	2,170,291
Class B (non-vtg.)	353,222	18,349,883
Castle Brands, Inc. (a)(b)	173,742	338,797
Coca-Cola Bottling Co. Consolidated	7,832	1,783,660
Constellation Brands, Inc. Class A (sub. vtg.)	289,115	52,835,766
Craft Brew Alliance, Inc. (a)	14,306	238,910
Dr. Pepper Snapple Group, Inc.	303,072	28,128,112
MGP Ingredients, Inc. (b)	19,078	976,984
Molson Coors Brewing Co. Class B	304,160	28,831,326
Monster Beverage Corp. (a)	671,069	33,929,249
National Beverage Corp.	22,740	2,181,903
PepsiCo, Inc.	2,380,909	278,256,835
Primo Water Corp. (a)	33,980	417,614
REED'S, Inc. (a)	1,830	5,673
The Coca-Cola Co.	6,445,914	293,095,710
		743,652,128
Food & Staples Retailing - 1.7%
AdvancePierre Foods Holdings, Inc.	59,749	2,406,092
Andersons, Inc.	47,014	1,650,191
Casey's General Stores, Inc. (b)	65,556	7,630,063
Chefs' Warehouse Holdings (a)(b)	22,894	346,844
Costco Wholesale Corp.	729,903	131,696,398
CVS Health Corp.	1,713,432	131,642,981
Ingles Markets, Inc. Class A	21,439	784,667
Kroger Co.	1,536,943	45,770,163
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	12,082	119,733
Performance Food Group Co. (a)	132,038	3,736,675
PriceSmart, Inc.	38,992	3,441,044
Rite Aid Corp. (a)	1,758,115	5,995,172
Smart & Final Stores, Inc. (a)(b)	46,551	609,818
SpartanNash Co.	61,272	1,825,906
Sprouts Farmers Market LLC (a)(b)	217,629	5,214,391
SUPERVALU, Inc. (a)	422,858	1,628,003
Sysco Corp.	829,226	45,242,571
United Natural Foods, Inc. (a)(b)	87,309	3,487,121
Village Super Market, Inc. Class A	8,594	213,819
Wal-Mart Stores, Inc.	2,515,107	197,687,410
Walgreens Boots Alliance, Inc.	1,420,645	115,100,658
Weis Markets, Inc.	29,625	1,529,243
Welbilt, Inc. (a)	274,877	5,316,121
Whole Foods Market, Inc.	526,774	18,431,822
		731,506,906
Food Products - 1.6%
Alico, Inc.	4,002	119,860
Amplify Snack Brands, Inc. (a)(b)	47,704	436,492
Archer Daniels Midland Co.	956,667	39,778,214
B&G Foods, Inc. Class A (b)	116,520	4,724,886
Blue Buffalo Pet Products, Inc. (a)(b)	164,852	3,872,373
Bunge Ltd.	232,109	18,561,757
Cal-Maine Foods, Inc. (b)	58,088	2,160,874
Calavo Growers, Inc. (b)	26,199	1,773,672
Campbell Soup Co.	320,542	18,479,246
Coffee Holding Co., Inc. (a)	3,401	16,563
ConAgra Foods, Inc.	682,398	26,299,619
Darling International, Inc. (a)	281,119	4,405,135
Dean Foods Co.	156,497	2,854,505
Farmer Brothers Co. (a)	27,261	817,830
Flowers Foods, Inc. (b)	308,740	5,705,515
Fresh Del Monte Produce, Inc.	55,694	2,822,572
Freshpet, Inc. (a)(b)	33,847	514,474
General Mills, Inc.	959,615	54,448,555
Hormel Foods Corp. (b)	454,578	15,287,458
Hostess Brands, Inc. Class A (a)(b)	143,616	2,260,516
Ingredion, Inc.	120,255	13,719,893
Inventure Foods, Inc. (a)	20,016	85,068
J&J Snack Foods Corp.	25,667	3,339,277
John B. Sanfilippo & Son, Inc. (b)	17,222	1,115,469
Kellogg Co.	425,266	30,449,046
Lamb Weston Holdings, Inc.	231,867	10,760,947
Lancaster Colony Corp.	32,520	4,026,952
Landec Corp. (a)	35,757	500,598
Lifeway Foods, Inc. (a)	1,962	19,267
Limoneira Co.	13,723	252,915
McCormick & Co., Inc. (non-vtg.) (b)	192,200	20,017,630
Mead Johnson Nutrition Co. Class A	303,922	27,176,705
Mondelez International, Inc.	2,546,765	118,653,781
Omega Protein Corp.	32,056	559,377
Pilgrim's Pride Corp. (b)	94,260	2,193,430
Pinnacle Foods, Inc.	196,002	12,212,885
Post Holdings, Inc. (a)	105,120	8,445,341
Sanderson Farms, Inc. (b)	34,070	4,044,109
Seaboard Corp.	460	1,862,775
Seneca Foods Corp. Class A (a)	9,032	278,186
Snyders-Lance, Inc. (b)	142,680	5,243,490
The Hain Celestial Group, Inc. (a)	175,026	6,113,658
The Hershey Co.	228,543	26,344,152
The J.M. Smucker Co.	191,513	24,484,937
The Kraft Heinz Co.	995,948	91,826,406
Tootsie Roll Industries, Inc. (b)	47,006	1,631,108
TreeHouse Foods, Inc. (a)(b)	92,983	7,176,428
Tyson Foods, Inc. Class A	477,592	27,385,125
		655,259,071
Household Products - 1.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	79,976	2,312,106
Church & Dwight Co., Inc.	417,766	21,581,792
Clorox Co.	212,070	28,784,261
Colgate-Palmolive Co.	1,475,017	112,632,298
Energizer Holdings, Inc.	99,799	5,349,226
HRG Group, Inc. (a)	243,938	4,627,504
Kimberly-Clark Corp.	591,168	76,692,225
Oil-Dri Corp. of America	2,105	72,559
Orchids Paper Products Co. (b)	12,438	177,739
Procter & Gamble Co.	4,263,419	375,564,580
Spectrum Brands Holdings, Inc. (b)	41,932	5,637,757
WD-40 Co.	25,080	2,650,956
		636,083,003
Personal Products - 0.2%
Avon Products, Inc. (a)	698,517	2,374,958
Coty, Inc. Class A	782,824	14,826,687
Cyanotech Corp. (a)	2,300	8,740
DS Healthcare Group, Inc. (a)	14,476	145
Edgewell Personal Care Co. (a)(b)	95,191	6,962,270
elf Beauty, Inc. (b)	35,801	876,050
Estee Lauder Companies, Inc. Class A	366,440	34,496,662
Herbalife Ltd. (a)(b)	121,381	8,712,728
Inter Parfums, Inc.	25,837	899,128
LifeVantage Corp. (a)(b)	19,206	76,632
Mannatech, Inc.	599	8,745
MediFast, Inc.	40,989	1,705,552
Natural Health Trends Corp. (b)	11,452	319,053
Nature's Sunshine Products, Inc.	6,985	88,360
Nu Skin Enterprises, Inc. Class A	81,268	4,459,988
Nutraceutical International Corp.	24,247	1,012,312
Revlon, Inc. (a)	25,388	472,217
The Female Health Co. (a)(b)	11,731	13,725
USANA Health Sciences, Inc. (a)	20,348	1,310,411
		78,624,363
Tobacco - 1.5%
22nd Century Group, Inc. (a)(b)	98,310	134,685
Alliance One International, Inc. (a)	8,945	93,923
Altria Group, Inc.	3,231,464	243,781,644
Philip Morris International, Inc.	2,589,249	310,192,030
Reynolds American, Inc.	1,378,583	92,709,707
Universal Corp.	43,930	2,916,952
Vector Group Ltd. (b)	157,078	3,414,876
		653,243,817

TOTAL CONSUMER STAPLES		3,498,369,288

ENERGY - 5.6%
Energy Equipment & Services - 1.0%
Archrock, Inc.	117,660	1,235,430
Aspen Aerogels, Inc. (a)	9,858	44,558
Atwood Oceanics, Inc. (a)(b)	121,695	1,221,818
Baker Hughes, Inc.	712,495	39,294,099
Basic Energy Services, Inc. (a)(b)	42,877	1,178,689
Bristow Group, Inc. (b)	47,191	309,101
Carbo Ceramics, Inc. (a)(b)	36,697	277,796
Core Laboratories NV (b)	76,525	7,823,916
Dawson Geophysical Co. (a)	19,081	73,462
Diamond Offshore Drilling, Inc. (a)(b)	99,661	1,151,085
Dril-Quip, Inc. (a)(b)	70,873	3,515,301
ENGlobal Corp. (a)	5,637	6,821
Ensco PLC Class A	494,916	3,088,276
Era Group, Inc. (a)	30,759	258,683
Exterran Corp. (a)	59,232	1,670,342
Fairmount Santrol Holidings, Inc. (a)(b)	254,086	1,209,449
Forum Energy Technologies, Inc. (a)(b)	122,886	1,996,898
Frank's International NV (b)	90,617	677,815
Geospace Technologies Corp. (a)(b)	25,924	388,601
Gulf Island Fabrication, Inc.	17,861	165,214
Halliburton Co.	1,430,609	64,649,221
Helix Energy Solutions Group, Inc. (a)	241,675	1,203,542
Helmerich & Payne, Inc. (b)	179,550	9,455,103
Hornbeck Offshore Services, Inc. (a)(b)	41,835	70,283
Independence Contract Drilling, Inc. (a)	45,769	174,838
ION Geophysical Corp. (a)(b)	10,360	46,102
Mammoth Energy Services, Inc.	11,194	203,395
Matrix Service Co. (a)	47,813	389,676
McDermott International, Inc. (a)	460,303	2,858,482
Mitcham Industries, Inc. (a)	23,287	92,449
Nabors Industries Ltd. (b)	457,542	4,026,370
National Oilwell Varco, Inc. (b)	627,329	20,494,838
Natural Gas Services Group, Inc. (a)	21,602	565,972
Newpark Resources, Inc. (a)(b)	122,453	906,152
Noble Corp. (b)	421,660	1,707,723
Oceaneering International, Inc.	170,909	4,166,761
Oil States International, Inc. (a)	89,813	2,627,030
Parker Drilling Co. (a)	180,331	243,447
Patterson-UTI Energy, Inc.	274,325	5,848,609
PHI, Inc. (non-vtg.) (a)	18,377	163,555
Pioneer Energy Services Corp. (a)	120,721	295,766
Profire Energy, Inc. (a)	14,213	20,609
RigNet, Inc. (a)	15,376	257,548
Rowan Companies PLC (a)(b)	205,609	2,475,532
RPC, Inc. (b)	95,956	1,803,013
Schlumberger Ltd.	2,327,688	161,983,808
SEACOR Holdings, Inc. (a)(b)	30,397	1,860,600
Smart Sand, Inc.	41,295	402,213
Superior Energy Services, Inc. (a)(b)	236,252	2,449,933
Synthesis Energy Systems, Inc. (a)(b)	138,081	98,659
TechnipFMC PLC (a)	778,855	22,547,852
Tesco Corp. (a)	127,576	593,228
TETRA Technologies, Inc. (a)	186,418	576,032
Transocean Ltd. (United States) (a)(b)	642,424	5,839,634
U.S. Silica Holdings, Inc. (b)	125,689	4,776,182
Unit Corp. (a)	78,525	1,400,101
Weatherford International PLC (a)(b)	1,620,520	7,778,496
Willbros Group, Inc. (a)	69,552	160,665
		400,800,773
Oil, Gas & Consumable Fuels - 4.6%
Abraxas Petroleum Corp. (a)	181,293	333,579
Adams Resources & Energy, Inc.	2,090	83,328
Aemetis, Inc. (a)(b)	10,055	16,289
Alon U.S.A. Energy, Inc.	48,399	597,728
Amyris, Inc. (a)(b)	58,883	15,251
Anadarko Petroleum Corp.	929,766	46,981,076
Antero Resources Corp. (a)(b)	238,361	4,903,086
Apache Corp. (b)	630,973	29,504,297
Approach Resources, Inc. (a)(b)	60,041	152,504
Arch Coal, Inc. (a)(b)	38,738	2,741,488
Ardmore Shipping Corp. (b)	44,385	319,572
Barnwell Industries, Inc. (a)	2,847	5,409
Bill Barrett Corp. (a)(b)	120,934	418,432
Bonanza Creek Energy, Inc. (a)(b)	423	14,928
Bonanza Creek Energy, Inc. (b)	47,310	0
Cabot Oil & Gas Corp.	796,005	17,663,351
California Resources Corp. (a)(b)	64,079	697,820
Callon Petroleum Co. (a)(b)	334,854	3,790,547
Camber Energy, Inc. (a)(b)	376	73
Carrizo Oil & Gas, Inc. (a)(b)	92,100	2,020,674
Centennial Resource Development, Inc. Class A (b)	257,479	4,014,098
Cheniere Energy, Inc. (a)	402,271	19,598,643
Chesapeake Energy Corp. (a)(b)	1,267,641	6,414,263
Chevron Corp.	3,157,952	326,784,873
Cimarex Energy Co.	158,617	17,060,845
Clean Energy Fuels Corp. (a)	142,581	333,640
Cloud Peak Energy, Inc. (a)(b)	152,269	516,192
Cobalt International Energy, Inc. (a)(b)	562,082	126,918
Comstock Resources, Inc. (a)(b)	24,083	157,984
Concho Resources, Inc. (a)	246,667	31,272,442
ConocoPhillips Co.	2,067,760	92,408,194
CONSOL Energy, Inc. (a)(b)	300,644	4,362,344
Contango Oil & Gas Co. (a)	51,306	316,045
Continental Resources, Inc. (a)(b)	146,908	5,523,741
CVR Energy, Inc. (b)	23,933	477,703
Delek U.S. Holdings, Inc.	94,831	2,325,256
Denbury Resources, Inc. (a)(b)	635,481	972,286
Devon Energy Corp.	867,170	29,466,437
Diamondback Energy, Inc. (a)	162,995	15,119,416
Earthstone Energy, Inc. (a)(b)	10,660	111,397
Eclipse Resources Corp. (a)	169,538	379,765
Energen Corp. (a)	161,072	9,187,547
EOG Resources, Inc.	963,084	86,976,116
EP Energy Corp. (a)	55,228	232,510
EQT Corp.	287,943	15,914,610
Evolution Petroleum Corp.	53,534	390,798
EXCO Resources, Inc. (a)(b)	316,810	104,611
Extraction Oil & Gas, Inc. (b)	65,143	927,636
Exxon Mobil Corp.	6,926,375	557,573,188
Gastar Exploration, Inc. (a)(b)	285,601	319,873
Gener8 Maritime, Inc. (a)(b)	186,799	990,035
Gevo, Inc. (a)(b)	7,805	5,534
Green Plains, Inc. (b)	56,901	1,214,836
Gulfport Energy Corp. (a)	275,383	3,951,746
Halcon Resources Corp. (a)(b)	43,182	262,547
Hallador Energy Co.	19,418	142,722
Hess Corp.	446,592	20,494,107
HollyFrontier Corp.	287,812	6,878,707
Houston American Energy Corp. (a)(b)	36,485	16,418
International Seaways, Inc. (a)	72,136	1,426,850
Isramco, Inc. (a)	123	13,130
Jagged Peak Energy, Inc. (b)	69,960	910,180
Jones Energy, Inc. (b)	91,542	183,084
Kinder Morgan, Inc.	3,204,523	60,116,851
Kosmos Energy Ltd. (a)(b)	380,364	2,282,184
Laredo Petroleum, Inc. (a)(b)	240,236	2,822,773
Lonestar Resources U.S., Inc. (a)	18,853	83,707
Marathon Oil Corp.	1,426,287	18,570,257
Marathon Petroleum Corp.	875,707	45,571,792
Matador Resources Co. (a)(b)	153,132	3,489,878
Murphy Oil Corp. (b)	270,006	6,590,846
Newfield Exploration Co. (a)	346,789	11,263,707
Noble Energy, Inc.	783,196	22,469,893
Northern Oil & Gas, Inc. (a)(b)	93,777	154,732
Oasis Petroleum, Inc. (a)	395,968	3,864,648
Occidental Petroleum Corp.	1,273,490	75,046,766
ONEOK, Inc. (b)	344,789	17,129,118
Overseas Shipholding Group, Inc. (a)	80,103	211,472
Pacific Ethanol, Inc. (a)	51,285	302,582
Panhandle Royalty Co. Class A	32,305	626,717
Par Pacific Holdings, Inc. (a)(b)	53,028	912,612
Parsley Energy, Inc. Class A (a)	367,797	10,905,181
PBF Energy, Inc. Class A (b)	185,150	3,577,098
PDC Energy, Inc. (a)(b)	89,317	4,435,482
Penn Virginia Corp. (a)	9,594	410,623
Petroquest Energy, Inc. (a)	17,737	36,538
Phillips 66 Co.	734,144	55,875,700
Pioneer Natural Resources Co.	281,149	46,912,522
QEP Resources, Inc. (a)	388,809	3,888,090
Range Resources Corp.	313,387	7,226,704
Renewable Energy Group, Inc. (a)(b)	48,243	545,146
Resolute Energy Corp. (a)(b)	30,507	1,195,874
Rex American Resources Corp. (a)	9,008	856,841
Rex Energy Corp. (a)(b)	6,338	18,444
Rice Energy, Inc. (a)	262,106	5,242,120
Ring Energy, Inc. (a)(b)	84,537	1,097,290
RSP Permian, Inc. (a)	181,533	6,460,759
Sanchez Energy Corp. (a)(b)	110,256	660,433
SandRidge Energy, Inc. (a)	37,708	746,241
SemGroup Corp. Class A	87,119	2,700,689
SM Energy Co.	163,665	2,777,395
Southwestern Energy Co. (a)	819,257	4,964,697
Src Energy, Inc. (a)(b)	317,379	2,183,568
Syntroleum Corp. (a)(b)	15,037	0
Targa Resources Corp.	326,925	15,015,665
Teekay Corp. (b)	95,089	580,994
Tellurian, Inc. (a)(b)	82,724	909,137
Tengasco, Inc. (a)	1,261	807
Tesoro Corp.	193,810	16,132,744
The Williams Companies, Inc.	1,373,784	39,290,222
Torchlight Energy Resources, Inc. (a)(b)	48,218	66,541
TransAtlantic Petroleum Ltd. (a)	18,382	21,875
U.S. Energy Corp. (a)	2,263	1,720
Uranium Energy Corp. (a)(b)	246,510	342,649
Uranium Resources, Inc. (a)(b)	2,190	3,416
VAALCO Energy, Inc. (a)	68,248	69,613
Valero Energy Corp.	748,685	46,021,667
Vertex Energy, Inc. (a)(b)	17,824	17,824
W&T Offshore, Inc. (a)(b)	37,319	76,131
Western Refining, Inc.	132,827	4,808,337
Westmoreland Coal Co. (a)	31,012	203,749
Whiting Petroleum Corp. (a)	451,901	3,190,421
WildHorse Resource Development Corp. (b)	44,975	536,102
World Fuel Services Corp.	116,948	4,132,942
WPX Energy, Inc. (a)	650,040	7,033,433
Zion Oil & Gas, Inc. (a)(b)	27,782	38,339
		1,948,840,997

TOTAL ENERGY		2,349,641,770

FINANCIALS - 14.2%
Banks - 6.2%
1st Source Corp.	33,223	1,513,308
Access National Corp.	21,459	600,637
ACNB Corp.	3,789	107,039
Allegiance Bancshares, Inc. (a)	20,938	811,348
American National Bankshares, Inc.	2,748	95,768
Ameris Bancorp	68,985	2,990,500
Ames National Corp.	2,652	78,632
Arrow Financial Corp.	16,949	536,436
Associated Banc-Corp.	269,062	6,417,129
Atlantic Capital Bancshares, Inc. (a)	24,413	452,861
Banc of California, Inc. (b)	80,001	1,624,020
BancFirst Corp.	17,711	1,672,804
Bancorp, Inc., Delaware (a)	84,963	519,974
BancorpSouth, Inc.	133,469	3,830,560
Bank of America Corp.	16,727,803	374,870,065
Bank of Commerce Holdings	29,023	314,900
Bank of Hawaii Corp.	74,301	5,775,417
Bank of Marin Bancorp	7,166	429,602
Bank of the Ozarks, Inc. (b)	148,023	6,542,617
BankUnited, Inc.	186,241	6,175,752
Banner Corp.	51,093	2,743,183
Bar Harbor Bankshares	27,763	801,518
BB&T Corp.	1,367,985	56,976,575
BCB Bancorp, Inc.	2,814	44,180
Berkshire Hills Bancorp, Inc.	64,958	2,328,744
Blue Hills Bancorp, Inc.	49,471	890,478
BNC Bancorp	84,382	2,662,252
BOK Financial Corp. (b)	49,801	4,010,475
Boston Private Financial Holdings, Inc.	148,661	2,155,585
Bridge Bancorp, Inc.	53,457	1,777,445
Brookline Bancorp, Inc., Delaware	125,282	1,728,892
Bryn Mawr Bank Corp.	27,092	1,106,708
C & F Financial Corp.	1,992	95,915
Camden National Corp.	25,093	1,008,739
Capital Bank Financial Corp. Series A	55,839	2,071,627
Capital City Bank Group, Inc.	7,146	134,059
Carolina Financial Corp.	15,721	470,687
Cathay General Bancorp	122,996	4,366,358
Centerstate Banks of Florida, Inc.	91,633	2,202,857
Central Pacific Financial Corp.	46,756	1,414,369
Central Valley Community Bancorp	4,570	95,422
Century Bancorp, Inc. Class A (non-vtg.)	686	40,989
Chemical Financial Corp.	128,787	5,791,551
CIT Group, Inc.	347,309	15,646,270
Citigroup, Inc.	4,617,738	279,557,859
Citizens & Northern Corp.	8,777	195,639
Citizens Financial Group, Inc.	848,632	28,938,351
City Holding Co.	25,184	1,588,859
Civista Bancshares, Inc.	10,636	209,529
CNB Financial Corp., Pennsylvania	22,243	466,436
CoBiz, Inc.	52,226	822,037
Columbia Banking Systems, Inc.	99,994	3,670,780
Comerica, Inc.	292,599	20,060,587
Commerce Bancshares, Inc.	166,131	8,892,992
Community Bank System, Inc. (b)	95,374	5,127,306
Community Trust Bancorp, Inc.	30,823	1,279,155
ConnectOne Bancorp, Inc.	44,434	968,661
CU Bancorp (a)	27,578	992,808
Cullen/Frost Bankers, Inc.	95,722	8,773,879
Customers Bancorp, Inc. (a)	47,427	1,325,585
CVB Financial Corp.	169,790	3,446,737
Eagle Bancorp, Inc. (a)	51,420	2,933,511
East West Bancorp, Inc.	249,361	13,647,528
Eastern Virginia Bankshares, Inc.	969	10,523
Enterprise Bancorp, Inc.	15,551	466,530
Enterprise Financial Services Corp.	35,692	1,431,249
Equity Bancshares, Inc. (a)	6,273	186,559
Evans Bancorp, Inc.	6,302	247,669
Farmers Capital Bank Corp.	12,316	470,471
Farmers National Banc Corp.	66,489	900,926
FCB Financial Holdings, Inc. Class A (a)	80,361	3,680,534
Fidelity Southern Corp.	33,831	723,645
Fifth Third Bancorp	1,290,331	30,632,458
Financial Institutions, Inc.	20,978	642,976
First Bancorp, North Carolina	37,328	1,036,225
First Bancorp, Puerto Rico (a)	301,460	1,564,577
First Busey Corp.	61,291	1,740,051
First Business Finance Services, Inc.	3,936	89,938
First Citizen Bancshares, Inc.	15,636	5,181,770
First Commonwealth Financial Corp.	162,059	1,990,085
First Community Bancshares, Inc.	14,260	363,630
First Community Financial Partners, Inc. (a)	20,399	254,988
First Connecticut Bancorp, Inc.	13,599	340,655
First Financial Bancorp, Ohio	103,444	2,591,272
First Financial Bankshares, Inc. (b)	118,200	4,521,150
First Financial Corp., Indiana	17,277	786,967
First Financial Northwest, Inc.	2,197	35,196
First Foundation, Inc. (a)	39,781	609,843
First Hawaiian, Inc.	99,118	2,731,692
First Horizon National Corp.	415,890	7,045,177
First Internet Bancorp	6,364	164,191
First Interstate Bancsystem, Inc.	47,490	1,657,401
First Merchants Corp.	71,357	2,832,159
First Mid-Illinois Bancshares, Inc.	15,730	520,663
First Midwest Bancorp, Inc., Delaware	157,154	3,482,533
First Northwest Bancorp (a)	5,375	87,720
First of Long Island Corp.	32,168	873,361
First Republic Bank	257,115	23,680,292
First United Corp. (a)	3,395	50,925
Flushing Financial Corp.	47,044	1,306,882
FNB Corp., Pennsylvania	535,314	7,066,145
Franklin Financial Network, Inc. (a)	20,997	818,883
Fulton Financial Corp.	269,904	4,723,320
German American Bancorp, Inc.	33,825	1,050,266
Glacier Bancorp, Inc.	124,637	4,020,790
Great Southern Bancorp, Inc.	15,318	749,816
Great Western Bancorp, Inc.	100,598	3,808,640
Green Bancorp, Inc. (a)	40,300	767,715
Guaranty Bancorp	32,104	810,626
Hancock Holding Co.	152,688	7,054,186
Hanmi Financial Corp.	52,514	1,396,872
HarborOne Bancorp, Inc.	41,736	818,860
Heartland Financial U.S.A., Inc.	36,703	1,646,130
Heritage Commerce Corp.	59,915	806,456
Heritage Financial Corp., Washington	51,567	1,229,873
Hilltop Holdings, Inc.	136,474	3,410,485
Home Bancshares, Inc.	211,108	4,942,038
HomeTrust Bancshares, Inc. (a)	28,372	702,207
Hope Bancorp, Inc.	216,598	3,770,971
Horizon Bancorp Industries	29,396	747,834
Huntington Bancshares, Inc.	1,823,229	22,863,292
IBERIABANK Corp.	81,864	6,319,901
Independent Bank Corp.	29,867	607,793
Independent Bank Corp., Massachusetts	46,109	2,787,289
Independent Bank Group, Inc.	22,475	1,260,848
International Bancshares Corp.	106,256	3,522,386
Investors Bancorp, Inc.	516,646	6,835,227
JPMorgan Chase & Co.	5,958,627	489,501,208
KeyCorp	1,753,127	30,627,129
Lakeland Bancorp, Inc.	71,024	1,331,700
Lakeland Financial Corp.	43,110	1,829,157
LegacyTexas Financial Group, Inc.	83,607	2,944,639
Live Oak Bancshares, Inc.	47,360	1,157,952
M&T Bank Corp.	257,855	40,346,572
Macatawa Bank Corp.	22,839	211,032
MainSource Financial Group, Inc.	34,621	1,121,028
MB Financial, Inc.	124,722	5,136,052
MBT Financial Corp.	19,637	199,316
Mercantile Bank Corp.	25,655	797,101
Midland States Bancorp, Inc.	6,212	217,047
Midsouth Bancorp, Inc.	7,208	102,714
MidWestOne Financial Group, Inc.	12,572	435,368
MutualFirst Financial, Inc.	20,181	680,100
National Bank Holdings Corp.	47,060	1,436,271
National Bankshares, Inc. (b)	5,803	233,861
National Commerce Corp. (a)	16,217	605,705
NBT Bancorp, Inc.	92,219	3,240,576
Nicolet Bankshares, Inc. (a)	8,651	430,647
Northrim Bancorp, Inc.	6,518	193,585
OFG Bancorp	71,939	672,630
Old Line Bancshares, Inc.	8,031	224,868
Old National Bancorp, Indiana	272,863	4,311,235
Old Second Bancorp, Inc.	27,451	318,432
Opus Bank	31,202	670,843
Orrstown Financial Services, Inc.	5,669	119,616
Pacific Continental Corp.	35,872	844,786
Pacific Mercantile Bancorp (a)	10,321	79,472
Pacific Premier Bancorp, Inc. (a)	51,645	1,755,930
PacWest Bancorp	207,277	9,673,618
Park National Corp.	25,668	2,594,265
Park Sterling Corp.	83,541	969,911
Peapack-Gladstone Financial Corp.	20,893	634,938
Penns Woods Bancorp, Inc.	3,854	152,233
People's Utah Bancorp	31,031	794,394
Peoples Bancorp, Inc.	27,844	842,281
Peoples Financial Corp., Mississippi (a)	2,667	34,671
Peoples Financial Services Corp.	12,111	476,205
Peoples United Financial, Inc. (b)	574,176	9,514,096
Pinnacle Financial Partners, Inc.	83,847	5,043,397
PNC Financial Services Group, Inc.	808,828	96,007,884
Popular, Inc.	171,035	6,362,502
Preferred Bank, Los Angeles	21,681	1,082,099
Premier Financial Bancorp, Inc.	4,507	89,058
PrivateBancorp, Inc.	144,473	8,609,146
Prosperity Bancshares, Inc.	109,880	6,882,883
QCR Holdings, Inc.	31,102	1,362,268
Regions Financial Corp.	1,990,677	27,550,970
Renasant Corp.	83,390	3,331,431
Republic Bancorp, Inc., Kentucky Class A	18,205	631,349
Republic First Bancorp, Inc. (a)(b)	116,122	1,027,680
Royal Bancshares of Pennsylvania, Inc. Class A (a)	5,400	22,032
S&T Bancorp, Inc.	72,150	2,407,646
Sandy Spring Bancorp, Inc.	42,176	1,618,293
Seacoast Banking Corp., Florida (a)	55,503	1,252,148
ServisFirst Bancshares, Inc. (b)	88,788	3,040,101
Shore Bancshares, Inc.	6,745	107,448
Sierra Bancorp	11,641	279,733
Signature Bank (a)	92,531	13,233,784
Simmons First National Corp. Class A (b)	56,478	2,866,259
South State Corp.	41,590	3,456,129
Southern First Bancshares, Inc. (a)	4,963	169,735
Southern National Bancorp of Virginia, Inc.	3,574	61,151
Southside Bancshares, Inc.	47,030	1,531,297
Southwest Bancorp, Inc., Oklahoma	34,097	838,786
State Bank Financial Corp.	60,571	1,535,475
Sterling Bancorp	235,339	5,048,022
Stock Yards Bancorp, Inc.	30,796	1,114,815
Stonegate Bank	22,048	997,452
Summit Financial Group, Inc.	7,690	166,412
Sun Bancorp, Inc.	15,520	384,120
Sunshine Bancorp, Inc. (a)	3,140	69,237
SunTrust Banks, Inc.	816,588	43,581,302
SVB Financial Group (a)	85,200	14,526,600
Synovus Financial Corp.	198,807	8,127,230
TCF Financial Corp.	303,183	4,565,936
Texas Capital Bancshares, Inc. (a)	86,508	6,349,687
The First Bancorp, Inc.	17,759	446,284
Tompkins Financial Corp.	22,580	1,711,790
TowneBank	102,762	2,980,098
Trico Bancshares	37,499	1,307,965
TriState Capital Holdings, Inc. (a)	37,306	865,499
Triumph Bancorp, Inc. (a)	26,498	604,154
Trustmark Corp.	109,424	3,327,584
U.S. Bancorp	2,655,757	135,151,474
UMB Financial Corp.	85,559	5,991,697
Umpqua Holdings Corp.	368,620	6,246,266
Union Bankshares Corp.	76,873	2,582,933
Union Bankshares, Inc. (b)	1,824	72,869
United Bankshares, Inc., West Virginia (b)	163,560	6,256,170
United Community Bank, Inc.	111,127	2,863,743
Unity Bancorp, Inc.	5,913	94,312
Univest Corp. of Pennsylvania	42,518	1,171,371
Valley National Bancorp	416,825	4,701,786
Veritex Holdings, Inc. (a)	20,567	534,742
Washington Trust Bancorp, Inc.	22,987	1,098,779
WashingtonFirst Bankshares, Inc.	14,852	487,443
Webster Financial Corp.	163,732	7,977,023
Wells Fargo & Co.	7,525,085	384,832,847
WesBanco, Inc.	73,993	2,749,580
West Bancorp., Inc.	59,222	1,299,923
Westamerica Bancorp. (b)	45,279	2,323,265
Western Alliance Bancorp. (a)	148,029	6,767,886
Wintrust Financial Corp.	92,607	6,367,657
Xenith Bankshares, Inc. (a)(b)	13,287	408,044
Zions Bancorporation	308,583	12,364,921
		2,604,677,004
Capital Markets - 2.6%
Affiliated Managers Group, Inc.	92,822	14,280,665
Ameriprise Financial, Inc.	255,448	30,855,564
Arlington Asset Investment Corp. (b)	25,721	369,354
Artisan Partners Asset Management, Inc.	74,438	2,106,595
Ashford, Inc. (a)	1,254	64,769
Associated Capital Group, Inc.	6,083	206,214
Bank of New York Mellon Corp.	1,724,915	81,277,995
BGC Partners, Inc. Class A	395,046	4,657,592
BlackRock, Inc. Class A	202,758	82,976,684
CBOE Holdings, Inc.	148,645	12,838,469
Charles Schwab Corp.	2,018,244	78,206,955
CME Group, Inc.	564,256	66,181,586
Cohen & Steers, Inc.	39,455	1,546,636
Cowen Group, Inc. Class A (a)(b)	42,436	638,662
Diamond Hill Investment Group, Inc.	4,801	970,858
E*TRADE Financial Corp. (a)	453,447	15,693,801
Eaton Vance Corp. (non-vtg.)	189,531	8,826,459
Evercore Partners, Inc. Class A	60,285	4,087,323
FactSet Research Systems, Inc.	68,243	11,307,183
FBR & Co.	6,019	106,536
Federated Investors, Inc. Class B (non-vtg.) (b)	166,109	4,411,855
Financial Engines, Inc.	110,645	4,193,446
Franklin Resources, Inc.	571,835	23,896,985
Gain Capital Holdings, Inc.	33,946	198,584
GAMCO Investors, Inc. Class A	6,083	176,407
Global Brokerage, Inc. Class A (a)(b)	5,137	10,274
Goldman Sachs Group, Inc.	617,252	130,400,658
Great Elm Capital Group, Inc. (a)	8,360	28,006
Greenhill & Co., Inc.	46,751	946,708
Houlihan Lokey	40,223	1,350,286
Institutional Financial Markets, Inc.	6,881	8,670
Interactive Brokers Group, Inc.	119,445	4,166,242
IntercontinentalExchange, Inc.	991,996	59,708,239
INTL FCStone, Inc. (a)	23,975	828,576
Invesco Ltd.	685,472	21,729,462
Investment Technology Group, Inc.	55,680	1,109,702
Janus Henderson Group PLC (a)	300,876	9,411,401
KCG Holdings, Inc. Class A (a)	107,133	2,127,661
Ladenburg Thalmann Financial Services, Inc. (a)(b)	146,974	314,524
Lazard Ltd. Class A	215,765	9,601,543
Legg Mason, Inc.	154,159	5,683,842
LPL Financial	130,560	5,082,701
Manning & Napier, Inc. Class A	21,800	101,370
MarketAxess Holdings, Inc.	62,919	11,991,103
Moelis & Co. Class A	40,629	1,426,078
Moody's Corp.	277,153	32,828,773
Morgan Stanley	2,383,444	99,484,953
Morningstar, Inc.	35,957	2,631,333
MSCI, Inc.	152,851	15,549,532
Northern Trust Corp.	354,381	30,987,075
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,547	211,333
Piper Jaffray Companies	20,940	1,228,131
PJT Partners, Inc.	43,421	1,679,090
Pzena Investment Management, Inc.	4,972	43,107
Raymond James Financial, Inc.	214,854	15,527,499
S&P Global, Inc.	431,440	61,613,946
Safeguard Scientifics, Inc. (a)(b)	26,745	295,532
SEI Investments Co.	229,425	11,491,898
Silvercrest Asset Management Group Class A	6,008	73,598
State Street Corp.	603,058	49,125,105
Stifel Financial Corp. (a)	108,208	4,612,907
T. Rowe Price Group, Inc.	407,916	28,733,603
TD Ameritrade Holding Corp.	402,795	15,048,421
The NASDAQ OMX Group, Inc.	193,391	13,082,901
TheStreet.com, Inc. (a)	3,696	3,437
U.S. Global Investments, Inc. Class A	7,637	11,226
Vector Capital Corp. rights (a)	4,280	0
Virtu Financial, Inc. Class A (b)	77,143	1,257,431
Virtus Investment Partners, Inc.	10,135	1,020,595
Waddell & Reed Financial, Inc. Class A (b)	123,074	2,060,259
Westwood Holdings Group, Inc.	10,927	596,396
WisdomTree Investments, Inc. (b)	190,333	1,810,067
		1,107,112,371
Consumer Finance - 0.7%
Ally Financial, Inc.	799,706	14,826,549
American Express Co.	1,258,739	96,847,379
Asta Funding, Inc. (a)	4,468	29,042
Atlanticus Holdings Corp. (a)	35,598	84,367
Capital One Financial Corp.	803,152	61,778,452
Consumer Portfolio Services, Inc.(a)	11,930	49,867
Credit Acceptance Corp. (a)(b)	19,841	4,266,212
Discover Financial Services	641,828	37,675,304
Encore Capital Group, Inc. (a)(b)	36,545	1,322,929
Enova International, Inc. (a)	32,960	438,368
EZCORP, Inc. (non-vtg.) Class A (a)	86,606	736,151
First Cash Financial Services, Inc.	90,535	4,857,203
Green Dot Corp. Class A (a)	74,413	2,733,934
Imperial Holdings, Inc. warrants 4/11/19 (a)	1,880	0
LendingClub Corp. (a)(b)	543,864	2,991,252
Navient Corp.	480,094	6,927,756
Nelnet, Inc. Class A	31,753	1,248,210
Nicholas Financial, Inc. (a)	5,705	47,979
OneMain Holdings, Inc. (a)	91,372	2,061,352
PRA Group, Inc. (a)(b)	79,585	2,769,558
Regional Management Corp. (a)	12,187	243,740
Santander Consumer U.S.A. Holdings, Inc. (a)	199,933	2,233,252
SLM Corp. (a)	719,307	7,473,600
Synchrony Financial	1,279,171	34,345,741
World Acceptance Corp. (a)(b)	10,919	852,992
		286,841,189
Diversified Financial Services - 1.4%
Acushnet Holdings Corp.	49,208	934,952
At Home Group, Inc. (b)	11,583	217,065
Berkshire Hathaway, Inc. Class B (a)	3,166,999	523,441,595
Bioverativ, Inc.	178,357	9,825,687
Camping World Holdings, Inc.	32,678	882,306
Cotiviti Holdings, Inc.	38,490	1,467,624
Donnelley Financial Solutions, Inc. (a)	44,422	1,011,933
FB Financial Corp. (b)	13,353	456,272
Jeld-Wen Holding, Inc.	28,655	895,182
Leucadia National Corp.	564,714	13,773,374
Marlin Business Services Corp.	13,319	337,637
NewStar Financial, Inc.	27,065	240,608
On Deck Capital, Inc. (a)(b)	61,562	217,929
PICO Holdings, Inc. (a)	29,880	488,538
Quantenna Communications, Inc.	16,406	313,683
Ra Pharmaceuticals, Inc.	9,916	238,182
Sachem Capital Corp.	200	1,000
Senseonics Holdings, Inc. (a)	5,000	7,000
Tiptree, Inc.	33,155	200,588
Valvoline, Inc.	340,864	7,625,128
Varex Imaging Corp. (a)(b)	60,332	2,072,404
Voya Financial, Inc.	328,653	11,233,360
		575,882,047
Insurance - 2.9%
AFLAC, Inc.	667,358	50,305,446
Alleghany Corp. (a)	26,648	15,651,436
Allied World Assurance Co. Holdings AG	143,575	7,547,738
Allstate Corp.	603,665	52,120,436
AMBAC Financial Group, Inc. (a)	77,952	1,287,767
American Equity Investment Life Holding Co.	151,614	3,799,447
American Financial Group, Inc.	124,528	12,434,121
American International Group, Inc.	1,464,893	93,211,142
American National Insurance Co.	20,619	2,423,351
Amerisafe, Inc.	28,834	1,493,601
AmTrust Financial Services, Inc. (b)	173,580	2,280,841
Aon PLC	435,235	56,976,614
Arch Capital Group Ltd. (a)	206,403	20,072,692
Argo Group International Holdings, Ltd.	46,444	2,874,884
Arthur J. Gallagher & Co.	293,504	16,650,482
Aspen Insurance Holdings Ltd.	111,432	5,660,746
Assurant, Inc.	94,584	9,267,340
Assured Guaranty Ltd.	219,846	8,587,185
Athene Holding Ltd. (b)	86,087	4,242,367
Atlas Financial Holdings, Inc. (a)	9,356	140,340
Axis Capital Holdings Ltd.	153,356	10,057,086
Baldwin & Lyons, Inc. Class B	11,829	281,530
Brown & Brown, Inc.	187,833	8,157,587
Chubb Ltd.	776,097	111,129,329
Cincinnati Financial Corp.	247,243	17,326,789
Citizens, Inc. Class A (a)(b)	62,312	386,958
CNA Financial Corp.	65,156	2,971,114
CNO Financial Group, Inc.	290,469	5,951,710
Crawford & Co. Class B	31,537	294,871
Donegal Group, Inc. Class A	8,008	125,646
eHealth, Inc. (a)	26,343	482,604
EMC Insurance Group	8,724	236,595
Employers Holdings, Inc.	50,084	2,005,864
Enstar Group Ltd. (a)	18,704	3,509,806
Erie Indemnity Co. Class A	39,674	4,672,407
Everest Re Group Ltd.	70,880	18,049,592
FBL Financial Group, Inc. Class A	16,450	1,035,528
Federated National Holding Co.	19,431	305,455
Fidelity & Guaranty Life	29,774	918,528
First Acceptance Corp. (a)	4,055	4,785
First American Financial Corp.	189,648	8,253,481
FNF Group	450,604	19,200,236
FNFV Group (a)	119,032	1,660,496
Genworth Financial, Inc. Class A (a)	831,470	3,043,180
Global Indemnity Ltd. (a)	13,709	521,079
Greenlight Capital Re, Ltd. (a)	42,022	865,653
Hallmark Financial Services, Inc. (a)	10,337	106,988
Hanover Insurance Group, Inc.	70,993	5,920,106
Hartford Financial Services Group, Inc.	624,209	30,829,683
HCI Group, Inc. (b)	13,167	585,536
Health Insurance Innovations, Inc. (a)	14,064	312,924
Heritage Insurance Holdings, Inc.	60,181	766,706
Horace Mann Educators Corp.	65,267	2,496,463
Independence Holding Co.	16,014	317,878
Infinity Property & Casualty Corp.	16,040	1,535,830
Investors Title Co.	1,086	202,995
James River Group Holdings Ltd.	33,994	1,347,522
Kemper Corp.	77,009	2,937,893
Kingstone Companies, Inc.	9,045	132,509
Kinsale Capital Group, Inc.	18,537	671,781
Lincoln National Corp.	365,020	23,719,000
Loews Corp.	473,959	22,351,906
Maiden Holdings Ltd.	125,108	1,319,889
Markel Corp. (a)	24,343	23,789,197
Marsh & McLennan Companies, Inc.	859,634	66,673,213
MBIA, Inc. (a)(b)	228,577	1,872,046
Mercury General Corp. (b)	66,212	3,707,872
MetLife, Inc.	1,809,215	91,528,187
National General Holdings Corp.	106,900	2,347,524
National Western Life Group, Inc.	3,602	1,106,354
Navigators Group, Inc.	37,597	1,992,641
Old Republic International Corp.	417,839	8,264,855
OneBeacon Insurance Group Ltd.	38,445	705,466
Patriot National, Inc. (b)	7,857	19,564
Primerica, Inc.	75,461	5,448,284
Principal Financial Group, Inc.	438,504	27,586,287
ProAssurance Corp.	88,346	5,261,004
Progressive Corp.	963,384	40,876,383
Prudential Financial, Inc.	711,663	74,617,866
Reinsurance Group of America, Inc.	107,870	13,430,894
RenaissanceRe Holdings Ltd.	65,324	9,332,187
RLI Corp.	67,585	3,753,671
Safety Insurance Group, Inc.	19,906	1,324,744
Selective Insurance Group, Inc.	101,970	5,210,667
State Auto Financial Corp.	23,497	584,135
State National Companies, Inc.	40,781	716,522
Stewart Information Services Corp.	34,622	1,566,299
The Travelers Companies, Inc.	462,027	57,684,071
Third Point Reinsurance Ltd. (a)	92,317	1,213,969
Torchmark Corp.	173,559	13,103,705
Trupanion, Inc. (a)(b)	19,929	405,356
United Fire Group, Inc.	36,055	1,559,379
United Insurance Holdings Corp.	29,576	480,018
Universal Insurance Holdings, Inc. (b)	52,834	1,302,358
Unum Group	384,330	17,287,163
Validus Holdings Ltd.	133,201	7,112,933
W.R. Berkley Corp.	159,271	10,988,106
White Mountains Insurance Group Ltd.	8,265	7,108,561
Willis Group Holdings PLC	210,870	30,919,868
WMI Holdings Corp. (a)	391,046	430,151
XL Group Ltd.	452,595	19,773,876
		1,245,116,870
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	28,740	535,426
Agnc Investment Corp.	590,595	12,278,470
American Capital Mortgage Investment Corp.	77,847	1,420,708
Annaly Capital Management, Inc.	1,733,644	20,769,055
Anworth Mortgage Asset Corp.	251,516	1,521,672
Apollo Commercial Real Estate Finance, Inc. (b)	130,211	2,403,695
Arbor Realty Trust, Inc.	80,640	661,248
Ares Commercial Real Estate Corp.	39,618	524,146
Armour Residential REIT, Inc.	61,211	1,590,874
Blackstone Mortgage Trust, Inc. (b)	145,044	4,503,616
Capstead Mortgage Corp.	129,311	1,362,938
Cherry Hill Mortgage Investment Corp.	12,023	217,496
Chimera Investment Corp.	288,782	5,371,345
CIM Commercial Trust Corp.	6,057	95,701
CYS Investments, Inc.	246,028	2,074,016
Dynex Capital, Inc.	68,104	467,193
Ellington Residential Mortgage REIT	15,540	223,621
Five Oaks Investment Corp. (b)	6,106	33,278
Great Ajax Corp.	14,698	204,890
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	72,110	1,579,930
Invesco Mortgage Capital, Inc.	162,908	2,629,335
Ladder Capital Corp. Class A	130,256	1,832,702
MFA Financial, Inc.	654,424	5,444,808
New Residential Investment Corp.	514,969	8,285,851
New York Mortgage Trust, Inc. (b)	176,500	1,097,830
Orchid Island Capital, Inc. (b)	73,768	741,368
Owens Realty Mortgage, Inc.	54,252	888,648
PennyMac Mortgage Investment Trust	106,166	1,860,028
Redwood Trust, Inc.	130,122	2,201,664
Resource Capital Corp.	40,594	391,326
Starwood Property Trust, Inc. (b)	427,439	9,412,207
Two Harbors Investment Corp.	531,577	5,305,138
Western Asset Mortgage Capital Corp.	72,828	742,846
ZAIS Financial Corp.	6,000	89,700
		98,762,769
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	10,073	494,584
Thrifts & Mortgage Finance - 0.2%
ASB Bancorp, Inc. (a)	1,992	80,676
Astoria Financial Corp.	151,919	2,813,540
Bank Mutual Corp.	56,001	495,609
BankFinancial Corp.	19,300	283,324
Bear State Financial, Inc.	13,571	118,611
Beneficial Bancorp, Inc.	178,014	2,607,905
BofI Holding, Inc. (a)(b)	89,235	1,981,017
BSB Bancorp, Inc. (a)	6,958	201,782
Capitol Federal Financial, Inc.	236,533	3,268,886
Charter Financial Corp.	26,857	480,740
Clifton Bancorp, Inc.	32,703	531,424
Dime Community Bancshares, Inc.	51,879	985,701
ESSA Bancorp, Inc.	4,298	62,536
Essent Group Ltd. (a)	118,630	4,302,710
EverBank Financial Corp.	217,769	4,235,607
Farmer Mac Class C (non-vtg.)	15,100	915,060
First Defiance Financial Corp.	13,178	686,574
Flagstar Bancorp, Inc. (a)	37,206	1,074,881
Hingham Institution for Savings	2,103	370,633
Home Bancorp, Inc.	3,114	108,367
HomeStreet, Inc. (a)	54,010	1,447,468
Impac Mortgage Holdings, Inc. (a)(b)	22,924	376,641
Kearny Financial Corp.	157,909	2,202,831
Lendingtree, Inc. (a)(b)	11,133	1,732,295
Meridian Bancorp, Inc. Maryland	112,706	1,825,837
Meta Financial Group, Inc.	14,625	1,251,900
MGIC Investment Corp. (a)	616,542	6,523,014
Nationstar Mortgage Holdings, Inc. (a)(b)	49,983	815,723
New York Community Bancorp, Inc.	826,053	10,672,605
NMI Holdings, Inc. (a)	95,441	992,586
Northfield Bancorp, Inc.	77,835	1,281,164
Northwest Bancshares, Inc.	177,568	2,732,772
OceanFirst Financial Corp.	60,020	1,590,530
Ocwen Financial Corp. (a)	179,422	444,967
Oritani Financial Corp.	122,108	2,020,887
PennyMac Financial Services, Inc. (a)	35,269	567,831
PHH Corp. (a)	94,843	1,275,638
Poage Bankshares, Inc.	2,365	46,118
Provident Financial Holdings, Inc.	3,066	58,254
Provident Financial Services, Inc.	124,224	2,899,388
Radian Group, Inc.	389,840	6,260,830
Riverview Bancorp, Inc.	6,875	46,888
Security National Financial Corp. Class A	11,754	74,638
SI Financial Group, Inc.	3,746	56,190
Southern Missouri Bancorp, Inc.	1,632	51,245
Stonegate Mortgage Corp. (a)	14,418	115,200
Territorial Bancorp, Inc.	13,244	398,115
TFS Financial Corp.	159,329	2,488,719
Timberland Bancorp, Inc.	5,034	114,372
Trustco Bank Corp., New York	140,018	1,029,132
United Community Financial Corp.	43,226	341,918
United Financial Bancorp, Inc. New	78,038	1,263,435
Walker & Dunlop, Inc. (a)	49,313	2,303,410
Walter Investment Management Corp. (a)(b)	49,597	52,573
Washington Federal, Inc.	157,606	5,035,512
Waterstone Financial, Inc.	41,772	789,491
Westbury Bancorp, Inc. (a)	4,860	98,901
Westfield Financial, Inc.	33,310	331,435
WSFS Financial Corp.	46,100	2,033,010
		89,249,046

TOTAL FINANCIALS		6,008,135,880

HEALTH CARE - 13.3%
Biotechnology - 2.8%
AbbVie, Inc.	2,655,718	175,330,502
Abeona Therapeutics, Inc. (a)(b)	62,198	332,759
ACADIA Pharmaceuticals, Inc. (a)(b)	153,690	3,951,370
Acceleron Pharma, Inc. (a)(b)	65,396	1,668,252
Achillion Pharmaceuticals, Inc. (a)	199,588	888,167
Acorda Therapeutics, Inc. (a)	71,044	980,407
Actinium Pharmaceuticals, Inc. (a)(b)	38,656	55,278
Adamas Pharmaceuticals, Inc. (a)(b)	24,337	374,303
Aduro Biotech, Inc. (a)(b)	43,288	432,880
Advaxis, Inc. (a)(b)	48,573	391,984
Adverum Biotechnologies, Inc. (a)	12,370	31,544
Aevi Genomic Medicine, Inc. (a)(b)	41,669	44,586
Agenus, Inc. (a)(b)	96,074	318,966
Agios Pharmaceuticals, Inc. (a)(b)	68,003	3,173,700
Aimmune Therapeutics, Inc. (a)(b)	39,537	656,314
Akebia Therapeutics, Inc. (a)	119,958	1,607,437
Albireo Pharma, Inc. (a)	3,603	73,789
Alder Biopharmaceuticals, Inc. (a)(b)	88,675	1,365,595
Alexion Pharmaceuticals, Inc. (a)	373,145	36,579,404
Alkermes PLC (a)	253,709	14,654,232
Alnylam Pharmaceuticals, Inc. (a)(b)	118,047	7,727,357
AMAG Pharmaceuticals, Inc. (a)(b)	54,744	947,071
Amgen, Inc.	1,228,063	190,644,500
Amicus Therapeutics, Inc. (a)(b)	246,314	1,975,438
AnaptysBio, Inc.	5,071	129,767
Anavex Life Sciences Corp. (a)(b)	58,538	338,935
Anthera Pharmaceuticals, Inc. (a)(b)	7,268	11,701
Applied Genetic Technologies Corp. (a)	14,097	73,304
Aptevo Therapeutics, Inc. (a)	19,070	40,238
AquaBounty Technologies, Inc. (a)(b)	1,372	11,278
Aquinox Pharmaceuticals, Inc. (a)(b)	27,880	355,749
Ardelyx, Inc. (a)	32,056	150,663
Arena Pharmaceuticals, Inc. (a)	508,840	661,492
Argos Therapeutics, Inc. (a)(b)	19,777	8,603
ArQule, Inc. (a)	65,290	77,695
Array BioPharma, Inc. (a)(b)	275,405	2,087,570
Arrowhead Pharmaceuticals, Inc. (a)(b)	223,439	321,752
Asterias Biotherapeutics, Inc. (a)(b)	24,436	74,530
Atara Biotherapeutics, Inc. (a)(b)	38,054	504,216
Athersys, Inc. (a)(b)	185,212	259,297
aTyr Pharma, Inc. (a)(b)	6,529	21,219
Audentes Therapeutics, Inc.	34,208	488,148
AVEO Pharmaceuticals, Inc. (a)(b)	43,200	30,672
Aviragen Therapeutics, Inc. (a)	46,093	21,668
Bellicum Pharmaceuticals, Inc. (a)(b)	35,938	380,583
Biocept, Inc. (a)(b)	7,092	10,638
BioCryst Pharmaceuticals, Inc. (a)(b)	125,510	646,377
Biogen, Inc. (a)	359,775	89,141,452
BioMarin Pharmaceutical, Inc. (a)	289,210	25,346,364
Biospecifics Technologies Corp. (a)	7,257	376,130
BioTime, Inc. (a)(b)	346,441	1,042,787
bluebird bio, Inc. (a)(b)	66,418	5,004,596
Blueprint Medicines Corp. (a)(b)	56,200	2,016,456
BrainStorm Cell Therpeutic, Inc. (a)(b)	15,396	60,814
Calithera Biosciences, Inc. (a)	45,690	710,480
Cancer Genetics, Inc. (a)(b)	9,725	37,441
Cara Therapeutics, Inc. (a)(b)	41,713	690,767
Cascadian Therapeutics, Inc. (a)	49,541	193,210
CASI Pharmaceuticals, Inc. (a)	289	292
Catalyst Biosciences, Inc. (a)	180	851
Catalyst Pharmaceutical Partners, Inc. (a)	93,518	198,258
Cel-Sci Corp. (a)(b)	81,306	6,488
Celgene Corp. (a)	1,295,228	148,187,035
Celldex Therapeutics, Inc. (a)(b)	215,095	608,719
Cellular Biomedicine Group, Inc. (a)(b)	8,068	51,635
Celsion Corp. (a)(b)	763	2,033
Cerulean Pharma, Inc. (a)(b)	28,222	10,724
ChemoCentryx, Inc. (a)(b)	36,062	239,452
Chiasma, Inc. (a)(b)	8,745	12,680
Chimerix, Inc. (a)	63,824	285,932
Cidara Therapeutics, Inc. (a)	2,782	16,692
Cleveland Biolabs, Inc. (a)	1,776	7,353
Clovis Oncology, Inc. (a)(b)	72,598	3,750,413
Coherus BioSciences, Inc. (a)(b)	71,178	1,405,766
Conatus Pharmaceuticals, Inc. (a)(b)	36,543	180,157
Concert Pharmaceuticals, Inc. (a)	25,754	323,470
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	46,114	285,907
CorMedix, Inc. (a)(b)	48,587	19,192
Corvus Pharmaceuticals, Inc. (a)	10,405	105,715
CTI BioPharma Corp. (a)(b)	19,153	77,953
Curis, Inc. (a)	179,000	306,090
Cyclacel Pharmaceuticals, Inc. (b)	960	4,042
Cytokinetics, Inc. (a)(b)	76,663	1,038,784
CytomX Therapeutics, Inc. (a)(b)	55,930	788,054
Cytori Therapeutics, Inc. (a)	10,777	10,777
CytRx Corp. (a)(b)	55,459	48,693
Dicerna Pharmaceuticals, Inc. (a)(b)	22,350	69,285
Dimension Therapeutics, Inc. (a)	31,436	34,580
Dyax Corp. rights 12/31/19 (a)	200,675	650,187
Dynavax Technologies Corp. (a)(b)	52,974	291,357
Eagle Pharmaceuticals, Inc. (a)(b)	14,894	1,086,517
Edge Therapeutics, Inc. (a)(b)	50,398	493,900
Editas Medicine, Inc. (a)(b)	42,479	580,263
Eiger Biopharmaceuticals, Inc. (a)(b)	1,065	7,082
Eleven Biotherapeutics, Inc. (a)(b)	6,105	8,364
Emergent BioSolutions, Inc. (a)(b)	56,205	1,794,626
Enanta Pharmaceuticals, Inc. (a)	25,666	772,033
Epizyme, Inc. (a)(b)	64,306	919,576
Esperion Therapeutics, Inc.(a)(b)	26,856	859,929
Exact Sciences Corp. (a)(b)	180,358	6,577,656
Exelixis, Inc. (a)	376,754	7,049,067
Fate Therapeutics, Inc. (a)(b)	23,219	78,248
Fibrocell Science, Inc. (a)(b)	12,960	27,734
FibroGen, Inc. (a)	94,209	2,477,697
Five Prime Therapeutics, Inc. (a)	46,353	1,309,472
Flexion Therapeutics, Inc. (a)(b)	39,546	675,841
Fortress Biotech, Inc. (a)(b)	43,908	158,508
Foundation Medicine, Inc. (a)(b)	24,382	926,516
Galectin Therapeutics, Inc. (a)(b)	56,076	127,293
Galena Biopharma, Inc. (a)(b)	12,770	7,161
Genocea Biosciences, Inc. (a)(b)	32,032	195,395
Genomic Health, Inc. (a)	30,953	983,067
GenVec, Inc. (a)	814	5,234
Geron Corp. (a)(b)	277,780	738,895
Gilead Sciences, Inc.	2,178,275	141,348,265
Global Blood Therapeutics, Inc. (a)(b)	50,497	1,363,419
GlycoMimetics, Inc. (a)(b)	10,456	132,687
GTx, Inc. (a)	1,962	5,964
Halozyme Therapeutics, Inc. (a)(b)	191,394	2,258,449
Harvard Apparatus (a)(b)	3,080	862
Heat Biologics, Inc. (a)	3,136	2,192
Hemispherx Biopharma, Inc. (a)	10,898	6,332
Heron Therapeutics, Inc. (a)(b)	88,956	1,192,010
iBio, Inc. (a)(b)	40,361	14,881
Idera Pharmaceuticals, Inc. (a)(b)	159,215	259,520
Ignyta, Inc. (a)	75,502	532,289
Immune Design Corp. (a)	12,017	89,527
Immune Pharmaceuticals, Inc. (a)(b)	7,141	15,782
ImmunoCellular Therapeutics Ltd. (a)	1,048	1,184
ImmunoGen, Inc. (a)(b)	137,379	633,317
Immunomedics, Inc. (a)(b)	167,994	1,268,355
Incyte Corp. (a)	288,204	37,273,423
Infinity Pharmaceuticals, Inc. (a)	64,535	111,000
Inotek Pharmaceuticals Corp. (a)(b)	20,127	34,216
Inovio Pharmaceuticals, Inc. (a)(b)	96,684	729,964
Insmed, Inc. (a)(b)	93,412	1,440,413
Insys Therapeutics, Inc. (a)(b)	45,156	663,793
Intellia Therapeutics, Inc. (a)(b)	14,395	164,967
Intercept Pharmaceuticals, Inc. (a)(b)	29,766	3,330,815
Intrexon Corp. (a)(b)	109,940	2,343,921
Invitae Corp. (a)(b)	60,878	522,333
Ionis Pharmaceuticals, Inc. (a)(b)	199,254	9,123,841
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	221,795	3,927,989
IsoRay, Inc. (a)	57,047	31,376
Jounce Therapeutics, Inc. (b)	10,322	209,021
Juno Therapeutics, Inc. (a)(b)	132,147	3,069,775
Kalvista Pharmaceuticals, Inc. (a)(b)	508	3,780
Karyopharm Therapeutics, Inc. (a)(b)	46,345	376,321
Keryx Biopharmaceuticals, Inc. (a)(b)	176,242	1,126,186
Kindred Biosciences, Inc. (a)	24,046	163,513
Kite Pharma, Inc. (a)(b)	81,717	5,909,773
La Jolla Pharmaceutical Co. (a)(b)	28,865	825,539
Lexicon Pharmaceuticals, Inc. (a)(b)	68,906	954,348
Ligand Pharmaceuticals, Inc. Class B (a)(b)	36,373	3,938,468
Lion Biotechnologies, Inc. (a)	61,965	319,120
Loxo Oncology, Inc. (a)(b)	29,776	1,359,274
Macrogenics, Inc. (a)	52,348	929,177
Madrigal Pharmaceuticals, Inc. (a)(b)	6,525	99,311
MannKind Corp. (a)(b)	80,635	122,565
MediciNova, Inc. (a)(b)	31,401	182,754
MEI Pharma, Inc. (a)	26,819	60,343
Merrimack Pharmaceuticals, Inc.	222,876	404,520
MiMedx Group, Inc. (a)(b)	155,727	2,130,345
Minerva Neurosciences, Inc. (a)(b)	26,210	216,233
Mirati Therapeutics, Inc. (a)(b)	22,963	64,296
Momenta Pharmaceuticals, Inc. (a)	120,689	1,749,991
Myriad Genetics, Inc. (a)(b)	115,012	2,340,494
NanoViricides, Inc. (a)(b)	32,620	40,123
NantKwest, Inc. (a)(b)	76,001	278,924
Natera, Inc. (a)(b)	66,582	681,800
Navidea Biopharmaceuticals, Inc. (a)(b)	148,549	68,184
Neothetics, Inc. (a)(b)	10,095	24,632
Neuralstem, Inc. (a)(b)	8,195	36,550
Neurocrine Biosciences, Inc. (a)(b)	145,204	6,312,018
NewLink Genetics Corp. (a)(b)	41,496	529,489
Nivalis Therapeutics, Inc. (a)	48,336	111,173
Novavax, Inc. (a)(b)	436,535	402,180
Ohr Pharmaceutical, Inc. (a)	32,314	19,388
OncoCyte Corp. (a)	3,324	18,448
OncoGenex Pharmaceuticals, Inc. (a)(b)	10,565	4,025
OncoMed Pharmaceuticals, Inc. (a)(b)	27,577	89,901
Onconova Therapeutics, Inc. (a)	624	1,154
Opexa Therapeutics, Inc. (a)(b)	715	417
Ophthotech Corp. (a)(b)	50,366	114,331
Opko Health, Inc. (a)(b)	617,855	3,793,630
Oragenics, Inc. (a)	9,973	4,777
Organovo Holdings, Inc. (a)(b)	337,362	954,734
Otonomy, Inc. (a)	38,289	469,040
OvaScience, Inc. (a)(b)	60,110	76,941
Palatin Technologies, Inc. (a)(b)	204,858	72,212
PDL BioPharma, Inc. (b)	309,517	739,746
Peregrine Pharmaceuticals, Inc. (a)	388,231	214,304
Pfenex, Inc. (a)	21,045	85,653
PharmAthene, Inc.	5,137	21,832
Portola Pharmaceuticals, Inc. (a)	95,806	3,530,451
Progenics Pharmaceuticals, Inc. (a)(b)	118,604	755,507
Protagonist Therapeutics, Inc.	52,263	583,778
Proteon Therapeutics, Inc. (a)(b)	5,515	6,618
Proteostasis Therapeutics, Inc. (a)	15,177	60,101
Prothena Corp. PLC (a)(b)	60,302	3,076,005
PTC Therapeutics, Inc. (a)(b)	53,763	673,650
Puma Biotechnology, Inc. (a)(b)	46,931	3,590,222
Radius Health, Inc. (a)(b)	63,620	2,202,524
Recro Pharma, Inc. (a)	20,797	150,986
Regeneron Pharmaceuticals, Inc. (a)	126,763	58,191,823
REGENXBIO, Inc. (a)	45,270	774,117
Regulus Therapeutics, Inc. (a)	29,427	41,198
Repligen Corp. (a)(b)	56,311	2,209,644
Retrophin, Inc. (a)(b)	55,340	877,139
Rexahn Pharmaceuticals, Inc. (a)(b)	42,298	160,732
Rigel Pharmaceuticals, Inc. (a)	204,250	467,733
Sage Therapeutics, Inc. (a)(b)	54,004	3,570,204
Sangamo Therapeutics, Inc. (a)(b)	153,345	1,042,746
Sarepta Therapeutics, Inc. (a)(b)	83,495	2,491,491
Savara, Inc. (a)(b)	2,094	9,863
Seattle Genetics, Inc. (a)(b)	158,217	10,122,724
Selecta Biosciences, Inc.	4,963	67,894
Seres Therapeutics, Inc. (a)(b)	32,924	300,267
Sorrento Therapeutics, Inc. (a)(b)	134,335	208,219
Spark Therapeutics, Inc. (a)(b)	34,227	1,743,181
Spectrum Pharmaceuticals, Inc. (a)(b)	93,049	526,657
Stemline Therapeutics, Inc. (a)(b)	29,702	234,646
Sunesis Pharmaceuticals, Inc. (a)	5,440	16,102
Syndax Pharmaceuticals, Inc. (a)(b)	33,111	401,968
Synergy Pharmaceuticals, Inc. (a)(b)	340,704	1,195,871
Synthetic Biologics, Inc. (a)(b)	84,770	49,201
T2 Biosystems, Inc. (a)(b)	14,700	48,657
Tenax Therapeutics, Inc. (a)(b)	1,373	688
TESARO, Inc. (a)(b)	56,679	8,462,741
TG Therapeutics, Inc. (a)(b)	74,655	839,869
Threshold Pharmaceuticals, Inc. (a)(b)	121,292	55,430
TONIX Pharmaceuticals Holding (a)	1,717	7,400
TRACON Pharmaceuticals, Inc. (a)(b)	4,111	11,100
Trevena, Inc. (a)	130,021	302,949
Trovagene, Inc. (a)(b)	33,847	21,777
Ultragenyx Pharmaceutical, Inc. (a)(b)	65,524	3,528,467
United Therapeutics Corp. (a)	73,517	8,887,470
Vanda Pharmaceuticals, Inc. (a)	64,409	885,624
Veracyte, Inc. (a)	15,721	127,969
Verastem, Inc. (a)	47,048	96,919
Vericel Corp. (a)(b)	28,746	84,801
Versartis, Inc. (a)(b)	37,706	578,787
Vertex Pharmaceuticals, Inc. (a)	413,248	51,077,453
Vical, Inc. (a)	6,566	15,955
Vital Therapies, Inc. (a)(b)	26,714	70,792
Voyager Therapeutics, Inc. (a)	6,634	58,777
Xbiotech, Inc. (a)(b)	36,998	272,675
Xencor, Inc. (a)	60,989	1,250,275
XOMA Corp. (a)(b)	4,980	32,221
Zafgen, Inc. (a)	24,672	83,638
ZIOPHARM Oncology, Inc. (a)(b)	222,939	1,304,193
		1,190,394,795
Health Care Equipment & Supplies - 2.7%
Abaxis, Inc.	36,438	1,763,599
Abbott Laboratories	2,890,046	131,959,500
Abiomed, Inc. (a)	66,751	9,173,590
Accuray, Inc. (a)(b)	142,393	583,811
Alere, Inc. (a)	143,234	6,948,281
Align Technology, Inc. (a)	124,981	18,147,241
Alliqua Biomedical, Inc. (a)(b)	4,397	1,563
Alphatec Holdings, Inc. (a)(b)	3,066	5,979
Amedica Corp. (a)(b)	69,010	18,502
Analogic Corp.	19,536	1,404,638
Angiodynamics, Inc. (a)	51,608	778,249
Anika Therapeutics, Inc. (a)(b)	21,825	1,009,843
Antares Pharma, Inc. (a)	242,616	589,557
Apollo Endosurgery, Inc. (a)	102	690
Atossa Genetics, Inc. (a)	52	24
Atricure, Inc. (a)(b)	47,294	987,972
Atrion Corp.	2,291	1,263,830
Avinger, Inc. (a)(b)	31,221	16,566
AxoGen, Inc. (a)	41,462	615,711
Baxter International, Inc.	807,147	47,871,889
Becton, Dickinson & Co.	375,318	71,021,425
Bellerophon Therapeutics, Inc. (a)(b)	16,556	22,019
BioLase Technology, Inc. (a)(b)	31,172	34,601
Boston Scientific Corp. (a)	2,279,587	61,617,237
Bovie Medical Corp. (a)	10,849	22,457
C.R. Bard, Inc.	119,826	36,838,107
Cantel Medical Corp.	62,489	4,862,894
Cardiovascular Systems, Inc. (a)	58,185	1,747,296
Cerus Corp. (a)(b)	159,551	365,372
Cesca Therapeutics, Inc. (a)(b)	793	2,419
Cogentix Medical, Inc. (a)	1,160	1,902
ConforMis, Inc. (a)(b)	87,736	355,331
CONMED Corp.	37,823	1,920,274
Corindus Vascular Robotics, Inc. (a)(b)	178,714	203,734
Cryolife, Inc. (a)	38,723	706,695
Cutera, Inc. (a)	15,449	352,237
CytoSorbents Corp. (a)(b)	24,969	104,870
Danaher Corp.	1,018,529	86,513,853
Dentsply Sirona, Inc.	386,199	24,531,360
DexCom, Inc. (a)(b)	141,128	9,432,996
Dextera Surgical, Inc. (a)	2,377	442
Edwards Lifesciences Corp. (a)	354,777	40,824,189
Ekso Bionics Holdings, Inc. (a)(b)	18,398	19,134
Endologix, Inc. (a)(b)	127,100	612,622
Entellus Medical, Inc. (a)(b)	19,089	254,456
EnteroMedics, Inc. (a)(b)	13,109	68,953
Exactech, Inc. (a)	12,870	389,961
Fonar Corp. (a)	7,275	184,058
Genmark Diagnostics, Inc. (a)	85,964	1,112,374
Glaukos Corp. (a)(b)	17,206	700,456
Globus Medical, Inc. (a)	121,778	3,744,674
Haemonetics Corp. (a)	91,218	3,719,870
Halyard Health, Inc. (a)(b)	83,663	3,006,848
Hill-Rom Holdings, Inc.	96,355	7,454,023
Hologic, Inc. (a)	460,698	19,952,830
ICU Medical, Inc. (a)	25,020	4,035,726
IDEXX Laboratories, Inc. (a)	147,135	24,776,063
Inogen, Inc. (a)	30,117	2,669,571
Insulet Corp. (a)(b)	96,745	4,060,388
Integer Holdings Corp. (a)	45,898	1,822,151
Integra LifeSciences Holdings Corp. (a)	95,938	4,830,478
Intuitive Surgical, Inc. (a)	62,552	57,215,063
Invacare Corp.	57,619	815,309
InVivo Therapeutics Holdings Corp. (a)(b)	46,249	90,186
Invuity, Inc.(a)	16,779	122,487
IRadimed Corp. (a)(b)	3,077	25,078
iRhythm Technologies, Inc.	20,421	708,200
Iridex Corp. (a)(b)	4,871	43,790
K2M Group Holdings, Inc. (a)	62,592	1,423,968
Kewaunee Scientific Corp.	1,376	31,579
Lantheus Holdings, Inc. (a)	45,045	747,747
LeMaitre Vascular, Inc.	20,554	628,130
LivaNova PLC (a)(b)	75,176	4,273,004
Masimo Corp. (a)	72,369	6,298,998
Medtronic PLC	2,284,037	192,498,638
Meridian Bioscience, Inc.	73,595	1,015,611
Merit Medical Systems, Inc. (a)	93,532	3,320,386
Microbot Medical, Inc. (a)(b)	7,285	32,928
Misonix, Inc. (a)	7,938	84,143
Natus Medical, Inc. (a)	56,909	1,929,215
Neogen Corp. (a)	62,381	3,948,093
Nevro Corp. (a)(b)	36,759	2,530,122
NuVasive, Inc. (a)(b)	83,449	6,261,178
Nuvectra Corp. (a)	13,499	130,130
NxStage Medical, Inc. (a)	98,730	2,138,492
OraSure Technologies, Inc. (a)	97,410	1,467,969
Orthofix International NV (a)	27,349	1,139,633
Penumbra, Inc. (a)(b)	43,376	3,593,702
PhotoMedex, Inc. (a)(b)	1,311	1,862
Pulse Biosciences, Inc. (b)	10,423	297,994
Quidel Corp. (a)	41,985	1,042,068
ResMed, Inc.	241,759	17,189,065
Retractable Technologies, Inc. (a)	5,248	5,773
Rockwell Medical Technologies, Inc. (a)(b)	83,284	596,313
Roka Bioscience, Inc. (a)(b)	10,160	27,330
RTI Biologics, Inc. (a)	100,701	518,610
Seaspine Holdings Corp. (a)	11,601	115,894
Second Sight Medical Products, Inc. (a)(b)	20,882	24,014
Sientra, Inc. (a)(b)	27,954	209,375
Skyline Medical, Inc. (a)(b)	19,298	33,772
Staar Surgical Co. (a)(b)	39,188	358,570
Steris PLC	151,004	11,711,870
STRATA Skin Sciences, Inc. (a)	803	2,072
Stryker Corp.	516,149	73,788,661
SurModics, Inc. (a)	19,525	476,410
Synergetics U.S.A., Inc. (a)	19,727	3,748
Tactile Systems Technology, Inc. (b)	32,815	798,389
Tandem Diabetes Care, Inc. (a)(b)	25,765	20,491
TearLab Corp. (a)(b)	1,739	3,426
Teleflex, Inc.	77,066	15,414,741
The Cooper Companies, Inc.	81,731	17,878,656
The Spectranetics Corp. (a)(b)	92,079	2,486,133
TransEnterix, Inc. (a)(b)	90,218	42,763
Utah Medical Products, Inc.	13,511	907,939
Varian Medical Systems, Inc. (a)(b)	153,766	15,225,909
Vermillion, Inc. (a)	12,449	21,288
ViewRay, Inc. (a)(b)	55,513	363,610
Viveve Medical, Inc. (b)	22,359	159,643
West Pharmaceutical Services, Inc.	126,597	12,282,441
Wright Medical Group NV (a)(b)	185,020	4,943,734
Zimmer Biomet Holdings, Inc.	333,337	39,737,104
Zosano Pharma Corp. (a)(b)	34,865	51,252
		1,157,292,080
Health Care Providers & Services - 2.5%
AAC Holdings, Inc. (a)(b)	12,779	80,252
Acadia Healthcare Co., Inc. (a)(b)	128,691	5,320,086
Aceto Corp.	47,837	676,894
Addus HomeCare Corp. (a)	10,897	404,279
Aetna, Inc.	551,258	79,855,234
Alliance Healthcare Services, Inc. (a)	17,141	227,118
Almost Family, Inc. (a)	19,278	1,106,557
Amedisys, Inc. (a)(b)	47,206	2,828,584
American Renal Associates Holdings, Inc. (a)(b)	16,913	273,991
AmerisourceBergen Corp.	273,549	25,103,592
AMN Healthcare Services, Inc. (a)(b)	76,320	2,766,600
Anthem, Inc.	439,942	80,223,424
BioScrip, Inc. (a)(b)	230,699	417,565
BioTelemetry, Inc. (a)	45,986	1,326,696
Brookdale Senior Living, Inc. (a)	306,214	4,207,380
Caladrius Biosciences, Inc. (a)(b)	9,530	44,410
Capital Senior Living Corp. (a)(b)	37,012	512,246
Cardinal Health, Inc.	526,848	39,139,538
Centene Corp. (a)	284,670	20,675,582
Chemed Corp.	28,374	5,807,023
Cigna Corp.	429,347	69,223,617
Civitas Solutions, Inc. (a)	27,734	436,811
Community Health Systems, Inc. (a)	198,155	1,753,672
Corvel Corp. (a)	17,696	824,634
Cross Country Healthcare, Inc. (a)	55,702	643,358
DaVita HealthCare Partners, Inc. (a)	263,576	17,464,546
Diplomat Pharmacy, Inc. (a)(b)	79,924	1,369,897
Envision Healthcare Corp. (a)(b)	195,808	10,693,075
Express Scripts Holding Co. (a)	1,009,199	60,299,640
Five Star Sr Living, Inc. (a)	70,113	126,203
Genesis HealthCare, Inc. Class A (a)	27,157	46,167
HCA Holdings, Inc. (a)	477,936	39,147,738
HealthEquity, Inc. (a)	71,604	3,279,463
HealthSouth Corp.	148,138	6,715,096
Henry Schein, Inc. (a)	131,908	24,267,115
Humana, Inc.	248,033	57,608,145
Interpace Diagnostics Group, Inc. (a)	136	257
Kindred Healthcare, Inc.	131,323	1,286,965
Laboratory Corp. of America Holdings (a)	172,266	23,944,974
Landauer, Inc.	14,935	729,575
LHC Group, Inc. (a)	27,965	1,683,493
LifePoint Hospitals, Inc. (a)	65,814	4,001,491
Magellan Health Services, Inc. (a)	40,373	2,775,644
McKesson Corp.	353,519	57,655,414
MEDNAX, Inc. (a)(b)	163,523	8,879,299
Molina Healthcare, Inc. (a)(b)	69,982	4,518,738
National Healthcare Corp.	18,256	1,250,536
National Research Corp. Class A	11,334	272,016
Owens & Minor, Inc.	118,083	3,764,486
Patterson Companies, Inc. (b)	134,760	5,951,002
PharMerica Corp. (a)	50,899	1,257,205
Premier, Inc. (a)	82,287	2,840,547
Providence Service Corp. (a)	20,443	955,506
Psychemedics Corp.	2,724	56,360
Quest Diagnostics, Inc.	227,463	24,741,151
Quorum Health Corp. (a)	41,687	157,160
RadNet, Inc. (a)	43,227	311,234
Select Medical Holdings Corp. (a)(b)	195,741	2,622,929
Sharps Compliance Corp. (a)	12,687	51,509
Surgery Partners, Inc. (a)(b)	43,549	949,368
Teladoc, Inc. (a)(b)	60,964	1,865,498
Tenet Healthcare Corp. (a)(b)	137,153	2,268,511
The Ensign Group, Inc.	78,310	1,439,338
Tivity Health, Inc. (a)(b)	52,424	1,779,795
Triple-S Management Corp. (a)(b)	37,106	603,715
U.S. Physical Therapy, Inc.	18,467	1,168,038
UnitedHealth Group, Inc.	1,605,457	281,243,957
Universal Health Services, Inc. Class B	149,297	16,969,097
VCA, Inc. (a)	134,058	12,350,764
Wellcare Health Plans, Inc. (a)	72,188	12,401,898
		1,047,643,698
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	329,763	3,762,596
athenahealth, Inc. (a)(b)	65,493	8,774,752
Castlight Health, Inc. Class B (a)(b)	69,240	242,340
Cerner Corp. (a)	489,253	31,972,684
Computer Programs & Systems, Inc. (b)	21,937	732,696
Connecture, Inc. (a)	7,971	6,696
Evolent Health, Inc. (a)(b)	66,511	1,526,427
HealthStream, Inc. (a)(b)	41,650	1,160,786
HMS Holdings Corp. (a)	140,319	2,556,612
iCAD, Inc. (a)	14,864	68,820
Inovalon Holdings, Inc. Class A (a)(b)	119,481	1,624,942
Medidata Solutions, Inc. (a)	90,046	6,409,474
Omnicell, Inc. (a)	60,052	2,396,075
Quality Systems, Inc. (a)	73,135	1,123,354
Simulations Plus, Inc.	6,008	73,298
Veeva Systems, Inc. Class A (a)	169,254	10,754,399
Vocera Communications, Inc. (a)	48,079	1,285,152
		74,471,103
Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. (a)(b)	47,182	1,316,378
Agilent Technologies, Inc.	534,167	32,231,637
Albany Molecular Research, Inc. (a)(b)	40,643	790,913
Bio-Rad Laboratories, Inc. Class A (a)	33,949	7,586,923
Bio-Techne Corp.	61,839	6,930,915
Bruker Corp.	188,235	5,121,874
Cambrex Corp. (a)	51,435	2,767,203
Charles River Laboratories International, Inc. (a)	77,816	7,162,963
ChromaDex, Inc. (a)(b)	56,591	185,618
Enzo Biochem, Inc. (a)	66,443	597,987
Fluidigm Corp. (a)(b)	38,600	174,858
Harvard Bioscience, Inc. (a)	18,919	43,514
Illumina, Inc. (a)	244,593	43,381,014
INC Research Holdings, Inc. Class A (a)	88,534	5,033,158
Luminex Corp.	66,508	1,347,452
Medpace Holdings, Inc. (b)	21,051	585,639
Mettler-Toledo International, Inc. (a)	42,538	24,791,572
Nanostring Technologies, Inc. (a)	24,217	444,140
NeoGenomics, Inc. (a)(b)	77,966	589,423
Pacific Biosciences of California, Inc. (a)(b)	118,936	392,489
PAREXEL International Corp. (a)	86,781	7,013,640
PerkinElmer, Inc.	184,639	11,643,335
PRA Health Sciences, Inc. (a)	64,433	4,655,284
pSivida Corp. (a)	25,265	57,352
Quintiles Transnational Holdings, Inc. (a)	228,319	19,735,894
Thermo Fisher Scientific, Inc.	649,887	112,293,975
VWR Corp. (a)	140,671	4,650,583
Waters Corp. (a)	131,648	23,646,614
		325,172,347
Pharmaceuticals - 4.3%
AcelRx Pharmaceuticals, Inc. (a)(b)	24,453	61,133
Achaogen, Inc. (a)(b)	42,923	866,186
Aclaris Therapeutics, Inc. (a)	24,088	572,813
Adamis Pharmaceuticals Corp. (a)(b)	10,126	38,985
Aerie Pharmaceuticals, Inc. (a)(b)	53,406	2,961,363
Agile Therapeutics, Inc. (a)(b)	87,068	285,583
Akorn, Inc. (a)	144,140	4,795,538
Alimera Sciences, Inc. (a)(b)	22,049	31,310
Allergan PLC	558,968	125,069,090
Amphastar Pharmaceuticals, Inc. (a)	63,932	1,091,319
Ampio Pharmaceuticals, Inc. (a)(b)	59,082	51,738
ANI Pharmaceuticals, Inc. (a)(b)	10,919	477,051
ANI Pharmaceuticals, Inc. rights (a)	21,445	0
Apricus Biosciences, Inc. (a)(b)	5,725	5,267
Aratana Therapeutics, Inc. (a)(b)	38,612	222,405
Assembly Biosciences, Inc. (a)	23,295	591,926
AstraZeneca PLC rights (a)	7,692	0
Avexis, Inc. (a)(b)	28,155	1,991,966
Bio Path Holdings, Inc. (a)(b)	166,645	58,326
Biodelivery Sciences International, Inc. (a)(b)	170,623	375,371
BioPharmX Corp. (a)(b)	64,864	41,124
Bristol-Myers Squibb Co.	2,790,311	150,537,278
Catalent, Inc. (a)	212,086	7,535,416
Cempra, Inc. (a)	81,591	310,046
Clearside Biomedical, Inc.	19,198	132,082
Collegium Pharmaceutical, Inc. (a)(b)	32,296	265,473
ContraVir Pharmaceuticals, Inc. (a)(b)	80,626	49,262
Corcept Therapeutics, Inc. (a)(b)	156,567	1,770,773
Corium International, Inc. (a)	22,014	164,224
Cumberland Pharmaceuticals, Inc. (a)	7,158	49,426
CymaBay Therapeutics, Inc. (a)(b)	45,154	221,255
DepoMed, Inc. (a)(b)	97,171	1,018,352
Dermira, Inc. (a)(b)	71,011	1,947,122
Durect Corp. (a)	158,591	195,067
Egalet Corp. (a)(b)	12,340	26,408
Eli Lilly & Co.	1,620,875	128,973,024
Endo International PLC (a)	329,369	4,341,083
Endocyte, Inc. (a)(b)	47,373	120,801
Flex Pharma, Inc. (a)(b)	10,224	35,886
Heska Corp. (a)	12,153	1,199,015
Horizon Pharma PLC (a)	272,914	2,729,140
Impax Laboratories, Inc. (a)(b)	130,689	1,993,007
Imprimis Pharmaceuticals, Inc. (a)(b)	10,757	33,562
Innoviva, Inc. (a)(b)	134,795	1,647,195
Intersect ENT, Inc. (a)	65,875	1,666,638
Intra-Cellular Therapies, Inc. (a)(b)	50,991	522,658
Jazz Pharmaceuticals PLC (a)	100,622	14,646,538
Johnson & Johnson	4,527,426	580,642,385
Juniper Pharmaceuticals, Inc. (a)	11,831	50,873
KemPharm, Inc. (a)(b)	5,081	22,102
Lannett Co., Inc. (a)(b)	44,883	902,148
Lipocine, Inc. (a)(b)	20,645	75,767
Mallinckrodt PLC (a)	172,938	7,458,816
Marinus Pharmaceuticals, Inc. (a)(b)	9,220	10,695
Merck & Co., Inc.	4,581,844	298,323,863
Mylan N.V. (a)	767,962	29,935,159
MyoKardia, Inc. (a)(b)	30,834	397,759
Nektar Therapeutics (a)(b)	273,203	5,431,276
Neos Therapeutics, Inc. (a)(b)	19,225	161,490
Novan, Inc. (b)	7,147	35,378
Novus Therapeutics, Inc. (a)(b)	606	3,103
Ocera Therapeutics, Inc. (a)(b)	10,720	11,578
Ocular Therapeutix, Inc. (a)(b)	28,848	294,250
Omeros Corp. (a)(b)	64,351	972,344
Orexigen Therapeutics, Inc. (a)(b)	16,675	47,691
Pacira Pharmaceuticals, Inc. (a)(b)	64,996	2,885,822
Pain Therapeutics, Inc. (a)(b)	4,934	18,503
Paratek Pharmaceuticals, Inc. (a)(b)	35,978	721,359
Pernix Therapeutics Holdings, Inc. (a)(b)	4,109	15,162
Perrigo Co. PLC (b)	239,317	17,434,243
Pfizer, Inc.	9,906,413	323,444,384
Phibro Animal Health Corp. Class A	37,189	1,310,912
Plx Pharma PLC/New (a)	290	1,697
Prestige Brands Holdings, Inc. (a)	93,229	4,696,877
Reata Pharmaceuticals, Inc. (b)	15,332	423,623
Repros Therapeutics, Inc. (a)	24,715	11,616
Revance Therapeutics, Inc. (a)(b)	37,609	836,800
SciClone Pharmaceuticals, Inc. (a)	95,019	902,681
SCYNEXIS, Inc. (a)(b)	16,272	25,872
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	39,776	397,760
Supernus Pharmaceuticals, Inc. (a)(b)	84,621	3,181,750
Teligent, Inc. (a)(b)	140,525	1,163,547
Tetraphase Pharmaceuticals, Inc. (a)	74,420	512,754
The Medicines Company (a)(b)	119,288	4,744,084
TherapeuticsMD, Inc. (a)(b)	280,301	1,163,249
Theravance Biopharma, Inc. (a)(b)	67,445	2,461,743
Titan Pharmaceuticals, Inc. (a)(b)	11,285	26,520
VIVUS, Inc. (a)	157,068	179,058
WAVE Life Sciences(a)	28,404	536,836
Zoetis, Inc. Class A	819,281	51,024,821
Zogenix, Inc. (a)(b)	41,404	525,831
Zynerba Pharmaceuticals, Inc. (a)(b)	23,422	436,352
		1,805,579,758

TOTAL HEALTH CARE		5,600,553,781

INDUSTRIALS - 10.6%
Aerospace & Defense - 2.2%
AAR Corp.	51,954	1,815,273
Aerojet Rocketdyne Holdings, Inc. (a)	129,248	2,830,531
AeroVironment, Inc. (a)(b)	33,858	1,050,952
Arconic, Inc.	727,997	19,998,078
Arotech Corp. (a)(b)	32,173	106,975
Astronics Corp. (a)	34,623	1,059,464
Astronics Corp. Class B	3,221	98,756
Astrotech Corp. (a)	8,707	9,404
Axon Enterprise, Inc. (a)(b)	93,306	2,240,277
BWX Technologies, Inc.	164,167	7,978,516
CPI Aerostructures, Inc. (a)	3,805	28,538
Cubic Corp.	40,394	1,872,262
Curtiss-Wright Corp.	91,512	8,238,825
DigitalGlobe, Inc. (a)	105,249	3,278,506
Ducommun, Inc. (a)	15,643	497,604
Engility Holdings, Inc. (a)	28,046	738,451
Esterline Technologies Corp. (a)	49,383	4,812,373
General Dynamics Corp.	474,278	96,397,004
HEICO Corp. (b)	55,920	4,149,823
HEICO Corp. Class A	63,535	3,980,468
Hexcel Corp.	159,521	8,204,165
Huntington Ingalls Industries, Inc.	75,292	14,742,927
Innovative Solutions & Support, Inc. (a)	21,878	87,512
KEYW Holding Corp. (a)(b)	59,019	543,565
KLX, Inc. (a)	87,459	4,232,141
Kratos Defense & Security Solutions, Inc. (a)(b)	149,910	1,622,026
L3 Technologies, Inc.	131,106	22,103,161
LMI Aerospace, Inc. (a)	20,336	283,280
Lockheed Martin Corp.	416,857	117,191,008
Mercury Systems, Inc. (a)	74,565	2,965,450
Micronet Enertec Technologies, Inc. (a)	3,018	3,501
Moog, Inc. Class A (a)	52,323	3,664,703
National Presto Industries, Inc.	7,356	783,046
Northrop Grumman Corp.	290,922	75,412,801
Orbital ATK, Inc.	94,858	9,643,264
Raytheon Co.	486,894	79,855,485
Rockwell Collins, Inc.	269,338	29,371,309
SIFCO Industries, Inc. (a)	891	6,683
Sparton Corp. (a)	13,384	229,669
Spirit AeroSystems Holdings, Inc. Class A	200,087	10,902,741
Teledyne Technologies, Inc. (a)	57,516	7,563,929
Textron, Inc.	452,435	21,626,393
The Boeing Co.	950,674	178,374,963
TransDigm Group, Inc. (b)	82,609	22,145,821
Triumph Group, Inc.	97,203	3,168,818
United Technologies Corp.	1,247,595	151,308,322
Vectrus, Inc. (a)	13,322	392,999
Wesco Aircraft Holdings, Inc. (a)	94,440	911,346
		928,523,108
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	108,399	2,585,316
Atlas Air Worldwide Holdings, Inc. (a)	45,740	2,227,538
C.H. Robinson Worldwide, Inc. (b)	235,732	15,796,401
Echo Global Logistics, Inc. (a)(b)	37,411	697,715
Expeditors International of Washington, Inc.	298,874	15,953,894
FedEx Corp.	411,208	79,708,559
Forward Air Corp.	48,035	2,504,065
Hub Group, Inc. Class A (a)	55,422	1,986,879
Park-Ohio Holdings Corp.	13,382	496,472
Radiant Logistics, Inc. (a)	54,959	323,159
United Parcel Service, Inc. Class B	1,149,182	121,778,817
XPO Logistics, Inc. (a)(b)	132,484	6,968,658
		251,027,473
Airlines - 0.6%
Alaska Air Group, Inc.	204,907	17,837,154
Allegiant Travel Co.	21,719	2,975,503
American Airlines Group, Inc.	847,558	41,030,283
Delta Air Lines, Inc.	1,209,580	59,426,665
Hawaiian Holdings, Inc. (a)	89,875	4,502,738
JetBlue Airways Corp. (a)	553,347	12,406,040
SkyWest, Inc.	97,566	3,346,514
Southwest Airlines Co.	1,026,881	61,705,279
Spirit Airlines, Inc. (a)	120,068	6,375,611
United Continental Holdings, Inc. (a)	478,967	38,159,301
		247,765,088
Building Products - 0.5%
A.O. Smith Corp.	241,304	13,240,350
AAON, Inc.	75,766	2,740,835
Advanced Drain Systems, Inc. Del	62,250	1,192,088
Allegion PLC	158,158	12,435,964
American Woodmark Corp. (a)	24,566	2,279,725
Apogee Enterprises, Inc.	47,950	2,554,776
Armstrong World Industries, Inc. (a)	81,275	3,385,104
Builders FirstSource, Inc. (a)	179,848	2,456,724
Continental Building Products, Inc. (a)	69,835	1,703,974
CSW Industrials, Inc. (a)	25,190	889,207
Fortune Brands Home & Security, Inc.	245,733	15,505,752
GCP Applied Technologies, Inc. (a)	121,060	3,643,906
Gibraltar Industries, Inc. (a)	56,316	1,751,428
GMS, Inc.	35,568	1,161,651
Griffon Corp.	59,127	1,283,056
Insteel Industries, Inc.	29,073	923,358
Johnson Controls International PLC	1,559,882	65,140,672
Lennox International, Inc.	64,752	11,467,579
Masco Corp.	540,799	20,144,763
Masonite International Corp. (a)	51,336	3,780,896
NCI Building Systems, Inc. (a)	58,589	975,507
Owens Corning	191,219	11,932,066
Patrick Industries, Inc. (a)	27,897	1,846,781
PGT, Inc. (a)	69,278	793,233
Ply Gem Holdings, Inc. (a)(b)	36,381	594,829
Quanex Building Products Corp.	55,487	1,143,032
Simpson Manufacturing Co. Ltd.	63,559	2,553,801
Tecogen, Inc. New (a)	2,274	7,686
Trex Co., Inc. (a)	46,832	3,009,893
Universal Forest Products, Inc.	31,925	2,807,165
USG Corp. (a)(b)	145,958	4,151,046
		197,496,847
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	102,806	4,424,770
ACCO Brands Corp. (a)	169,281	1,921,339
ADS Waste Holdings, Inc.	40,486	944,134
Aqua Metals, Inc. (a)(b)	20,623	244,795
ARC Document Solutions, Inc. (a)	46,203	152,932
Brady Corp. Class A	79,042	2,837,608
Casella Waste Systems, Inc. Class A (a)	64,851	909,211
CECO Environmental Corp.	40,679	382,383
Cenveo, Inc. (a)(b)	13,016	78,747
Cintas Corp.	141,013	17,750,716
Clean Harbors, Inc. (a)	97,820	5,713,666
Copart, Inc. (a)	345,568	10,778,266
Covanta Holding Corp. (b)	226,728	3,344,238
Deluxe Corp.	77,034	5,250,637
Ennis, Inc.	34,279	550,178
Essendant, Inc.	58,461	941,222
Fuel Tech, Inc. (a)	51,934	45,702
Healthcare Services Group, Inc.	122,906	5,883,510
Heritage-Crystal Clean, Inc. (a)	18,564	283,101
Herman Miller, Inc.	110,582	3,488,862
HNI Corp.	71,636	3,081,781
Hudson Technologies, Inc. (a)	56,393	460,167
Industrial Services of America, Inc. (a)(b)	1,620	2,090
InnerWorkings, Inc. (a)	48,216	522,661
Interface, Inc.	108,800	2,235,840
Intersections, Inc. (a)	12,865	61,366
KAR Auction Services, Inc.	230,024	10,022,146
Kimball International, Inc. Class B	52,574	903,221
Knoll, Inc.	81,039	1,742,339
LSC Communications, Inc.	57,687	1,227,002
Matthews International Corp. Class A	51,789	3,301,549
McGrath RentCorp.	37,522	1,244,605
Mobile Mini, Inc.	73,292	2,052,176
Msa Safety, Inc.	56,016	4,542,898
Multi-Color Corp.	21,263	1,826,492
NL Industries, Inc. (a)	6,707	49,632
Odyssey Marine Exploration, Inc. (a)(b)	5,346	17,054
Performant Financial Corp. (a)	31,038	68,904
Perma-Fix Environmental Services, Inc. (a)	6,937	23,933
Pitney Bowes, Inc.	307,127	4,566,978
Quad/Graphics, Inc.	51,478	1,146,415
Quest Resource Holding Corp. (a)	2,977	7,562
R.R. Donnelley & Sons Co.	111,816	1,332,847
Republic Services, Inc.	384,494	24,457,663
Rollins, Inc.	163,488	7,041,428
SP Plus Corp. (a)	31,177	919,722
Steelcase, Inc. Class A	153,375	2,569,031
Stericycle, Inc. (a)	142,787	11,675,693
Team, Inc. (a)(b)	59,115	1,516,300
Tetra Tech, Inc.	99,334	4,564,397
The Brink's Co.	75,766	4,780,835
TRC Companies, Inc. (a)	40,862	715,085
U.S. Ecology, Inc.	34,516	1,726,663
UniFirst Corp.	26,177	3,709,281
Viad Corp.	33,828	1,493,506
Virco Manufacturing Co. (a)	2,682	12,203
VSE Corp.	10,794	451,621
Waste Management, Inc.	673,455	49,101,604
West Corp.	75,610	1,751,884
		222,852,591
Construction & Engineering - 0.2%
AECOM (a)	249,960	8,026,216
Aegion Corp. (a)	54,146	1,071,549
Ameresco, Inc. Class A (a)	38,199	263,573
Argan, Inc.	22,803	1,346,517
Chicago Bridge & Iron Co. NV (b)	165,022	3,122,216
Comfort Systems U.S.A., Inc.	58,296	2,008,297
Dycom Industries, Inc. (a)(b)	51,004	4,294,027
EMCOR Group, Inc.	106,586	6,717,050
Fluor Corp.	233,020	10,453,277
Goldfield Corp.	41,171	181,152
Granite Construction, Inc.	70,943	3,324,389
Great Lakes Dredge & Dock Corp. (a)	77,922	323,376
HC2 Holdings, Inc. (a)	49,076	260,103
Ies Holdings, Inc. (a)	16,326	250,604
Jacobs Engineering Group, Inc.	212,899	11,160,166
KBR, Inc.	238,105	3,245,371
Keane Group, Inc. (b)	36,697	564,400
Layne Christensen Co. (a)(b)	24,456	177,795
MasTec, Inc. (a)	112,881	4,786,154
MYR Group, Inc. (a)	33,116	972,286
Northwest Pipe Co. (a)	12,188	173,801
NV5 Holdings, Inc. (a)	11,806	433,280
Orion Group Holdings, Inc. (a)	33,745	240,602
Primoris Services Corp.	70,710	1,640,472
Quanta Services, Inc. (a)	267,735	8,208,755
Sterling Construction Co., Inc. (a)	41,743	424,944
Tutor Perini Corp. (a)	59,902	1,554,457
Valmont Industries, Inc.	38,333	5,611,951
		80,836,780
Electrical Equipment - 0.6%
Acuity Brands, Inc. (b)	73,382	11,954,662
Allied Motion Technologies, Inc.	10,236	257,742
American Superconductor Corp. (a)(b)	20,903	86,120
AMETEK, Inc.	385,431	23,519,000
AZZ, Inc.	45,717	2,480,147
Babcock & Wilcox Enterprises, Inc. (a)	92,914	989,534
Broadwind Energy, Inc. (a)	15,938	78,096
Capstone Turbine Corp. (a)(b)	40,707	24,831
Eaton Corp. PLC	747,963	57,877,377
Emerson Electric Co.	1,074,160	63,504,339
Encore Wire Corp.	34,550	1,428,643
Energous Corp. (a)(b)	25,329	390,826
Energy Focus, Inc. (a)(b)	8,003	25,770
EnerSys	77,507	5,740,168
Enphase Energy, Inc. (a)	30,890	23,476
EnSync, Inc. (a)(b)	32,445	16,871
Espey Manufacturing & Electronics Corp.	2,015	45,841
Fortive Corp.	509,665	31,828,579
FuelCell Energy, Inc. (a)(b)	48,863	47,119
Generac Holdings, Inc. (a)(b)	118,381	4,101,902
General Cable Corp.	78,815	1,304,388
Hubbell, Inc. Class B	92,812	10,757,839
Ideal Power, Inc. (a)(b)	38,104	97,927
LSI Industries, Inc.	35,290	311,611
Ocean Power Technologies, Inc. (a)(b)	1,104	1,546
Orion Energy Systems, Inc. (a)	20,733	28,612
Plug Power, Inc. (a)(b)	485,070	902,230
Powell Industries, Inc.	13,455	443,073
Preformed Line Products Co.	1,961	94,128
Real Goods Solar, Inc. (a)	1	1
Regal Beloit Corp.	80,384	6,366,413
Revolution Lighting Technologies, Inc. (a)(b)	7,326	57,582
Rockwell Automation, Inc.	211,307	33,538,647
Sensata Technologies Holding BV (a)(b)	286,707	11,591,564
Sunrun, Inc. (a)(b)	104,524	526,801
Thermon Group Holdings, Inc. (a)(b)	52,027	963,540
TPI Composites, Inc.	37,115	631,697
Ultralife Corp. (a)	13,410	85,824
Vicor Corp. (a)	18,023	305,490
		272,429,956
Industrial Conglomerates - 2.0%
3M Co.	992,740	202,985,548
Carlisle Companies, Inc.	111,464	11,294,647
General Electric Co.	14,549,474	398,364,598
Honeywell International, Inc.	1,265,076	168,242,457
ITT, Inc.	140,185	5,328,432
Raven Industries, Inc.	60,171	2,036,788
Roper Technologies, Inc.	170,997	38,850,518
		827,102,988
Machinery - 1.8%
Actuant Corp. Class A (b)	91,777	2,381,613
AGCO Corp.	111,076	7,112,196
Alamo Group, Inc.	17,898	1,523,657
Albany International Corp. Class A	47,080	2,273,964
Allison Transmission Holdings, Inc.	274,756	10,638,552
Altra Industrial Motion Corp.	46,822	2,022,710
American Railcar Industries, Inc. (b)	11,797	418,676
ARC Group Worldwide, Inc. (a)	1,450	5,003
Astec Industries, Inc.	38,170	2,136,375
Barnes Group, Inc.	79,881	4,520,466
Blue Bird Corp. (a)(b)	4,122	75,227
Briggs & Stratton Corp.	75,012	1,783,785
Caterpillar, Inc.	975,939	102,893,249
Chart Industries, Inc. (a)	59,494	2,043,619
CIRCOR International, Inc.	26,680	1,719,793
Colfax Corp. (a)	167,182	6,780,902
Columbus McKinnon Corp. (NY Shares)	26,972	753,598
Commercial Vehicle Group, Inc. (a)	77,079	622,798
Crane Co.	92,238	7,155,824
Cummins, Inc.	254,566	40,145,058
Deere & Co.	486,823	59,616,345
Dmc Global, Inc.	17,783	224,955
Donaldson Co., Inc.	227,086	10,891,045
Douglas Dynamics, Inc.	38,692	1,178,171
Dover Corp.	256,916	21,208,416
Eastern Co.	2,354	71,679
Energy Recovery, Inc. (a)(b)	61,650	467,924
EnPro Industries, Inc.	33,499	2,238,068
ESCO Technologies, Inc.	41,567	2,394,259
ExOne Co. (a)(b)	13,829	181,990
Federal Signal Corp.	91,334	1,432,117
Flowserve Corp. (b)	216,017	10,476,825
Franklin Electric Co., Inc.	62,330	2,381,006
FreightCar America, Inc.	19,411	325,328
Gencor Industries, Inc. (a)	2,773	44,923
Global Brass & Copper Holdings, Inc.	34,001	1,030,230
Gorman-Rupp Co.	28,251	680,002
Graco, Inc.	91,949	10,102,437
Graham Corp.	12,124	253,755
Greenbrier Companies, Inc. (b)	47,653	2,108,645
Hardinge, Inc.	14,874	179,975
Harsco Corp. (a)	144,208	2,148,699
Hillenbrand, Inc.	107,808	3,848,746
Hurco Companies, Inc.	6,325	184,058
Hyster-Yale Materials Handling Class A	17,565	1,310,876
IDEX Corp.	131,232	14,234,735
Illinois Tool Works, Inc.	515,578	72,809,925
Ingersoll-Rand PLC	429,363	38,470,925
Jason Industries, Inc. (a)	13,118	17,578
John Bean Technologies Corp.	55,934	4,827,104
Kadant, Inc.	18,429	1,416,269
Kennametal, Inc.	124,600	4,793,362
L.B. Foster Co. Class A	13,680	245,556
Lincoln Electric Holdings, Inc.	100,440	8,977,327
Lindsay Corp. (b)	16,477	1,406,806
Lydall, Inc. (a)	25,587	1,290,864
Manitex International, Inc. (a)(b)	11,053	79,361
Manitowoc Co., Inc. (a)(b)	250,611	1,418,458
Meritor, Inc. (a)	154,933	2,412,307
Middleby Corp. (a)	99,566	12,780,292
Milacron Holdings Corp. (a)	88,730	1,543,015
Miller Industries, Inc.	16,197	414,643
Mueller Industries, Inc.	98,286	2,779,528
Mueller Water Products, Inc. Class A	251,619	2,813,100
Navistar International Corp. New (a)(b)	102,371	2,648,338
NN, Inc.	43,595	1,246,817
Nordson Corp.	91,551	10,608,930
Omega Flex, Inc.	2,487	152,254
Oshkosh Corp.	120,586	7,611,388
PACCAR, Inc.	593,430	37,362,353
Parker Hannifin Corp.	215,870	33,993,049
Pentair PLC	280,758	18,591,795
Proto Labs, Inc. (a)(b)	43,461	2,781,504
RBC Bearings, Inc. (a)	41,703	4,225,348
Rexnord Corp. (a)	169,317	3,860,428
Snap-On, Inc.	97,697	15,793,697
Spartan Motors, Inc.	44,931	386,407
SPX Corp. (a)	68,191	1,642,721
SPX Flow, Inc. (a)	72,709	2,714,227
Standex International Corp.	20,721	1,821,376
Stanley Black & Decker, Inc.	255,119	35,114,579
Sun Hydraulics Corp.	38,275	1,637,787
Supreme Industries, Inc. Class A	19,310	342,173
Tennant Co.	30,833	2,158,310
Terex Corp.	170,082	5,575,288
The L.S. Starrett Co. Class A	4,836	43,040
Timken Co.	116,166	5,361,061
Titan International, Inc.	99,148	1,028,165
Toro Co.	182,747	12,516,342
TriMas Corp. (a)	65,821	1,434,898
Trinity Industries, Inc.	263,641	6,728,118
Twin Disc, Inc. (a)	8,286	148,319
Wabash National Corp. (b)	94,669	1,892,433
WABCO Holdings, Inc. (a)	85,901	10,464,460
Wabtec Corp. (b)	148,338	12,126,632
Watts Water Technologies, Inc. Class A	45,754	2,841,323
Woodward, Inc.	92,622	6,309,411
Xerium Technologies, Inc. (a)	10,544	73,913
Xylem, Inc.	294,588	15,359,818
		771,315,396
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)(b)	10,301	96,520
Kirby Corp. (a)(b)	89,632	5,938,120
Matson, Inc.	69,658	2,038,193
		8,072,833
Professional Services - 0.4%
Acacia Research Corp. (a)	73,187	289,089
Advisory Board Co. (a)	65,302	3,376,113
Barrett Business Services, Inc.	8,858	505,526
BG Staffing, Inc.	5,516	89,580
CBIZ, Inc. (a)	86,039	1,299,189
CDI Corp. (a)	12,621	76,357
Cogint, Inc. (a)	74,077	400,016
CRA International, Inc.	15,589	538,912
Dun & Bradstreet Corp.	59,374	6,217,052
Equifax, Inc.	199,050	27,230,040
Exponent, Inc.	41,824	2,480,163
Franklin Covey Co. (a)	19,900	393,025
FTI Consulting, Inc. (a)	78,630	2,715,094
GP Strategies Corp. (a)	22,618	555,272
Heidrick & Struggles International, Inc.	29,141	627,989
Hill International, Inc. (a)	43,555	213,420
Hudson Global, Inc.	13,947	19,944
Huron Consulting Group, Inc. (a)	39,007	1,620,741
ICF International, Inc. (a)	34,131	1,605,864
IHS Markit Ltd. (a)	572,202	26,235,462
Insperity, Inc.	30,164	2,275,874
Kelly Services, Inc. Class A (non-vtg.)	51,237	1,190,236
Kforce, Inc.	36,597	658,746
Korn/Ferry International	104,534	3,356,587
Manpower, Inc.	110,186	11,224,648
Marathon Patent Group, Inc. (a)(b)	8,838	1,946
Mastech Digital, Inc. (a)	373	2,480
MISTRAS Group, Inc. (a)	29,557	618,332
Navigant Consulting, Inc. (a)	75,747	1,476,309
Nielsen Holdings PLC	558,269	21,482,191
On Assignment, Inc. (a)	80,032	4,193,677
Pendrell Corp. (a)	15,028	90,619
RCM Technologies, Inc. (a)	9,908	53,999
Resources Connection, Inc.	51,824	650,391
Robert Half International, Inc.	211,379	9,827,010
RPX Corp. (a)	73,794	977,033
TransUnion Holding Co., Inc. (a)	204,336	8,931,527
TriNet Group, Inc. (a)	66,298	2,050,597
TrueBlue, Inc. (a)	75,110	2,016,704
Verisk Analytics, Inc. (a)	260,972	21,110,025
Volt Information Sciences, Inc. (a)	6,248	36,863
WageWorks, Inc. (a)	63,713	4,507,695
Willdan Group, Inc. (a)	10,974	365,105
		173,587,442
Road & Rail - 0.9%
AMERCO	10,691	3,947,652
ArcBest Corp.	32,932	619,122
Avis Budget Group, Inc. (a)(b)	143,156	3,276,841
Celadon Group, Inc. (b)	62,978	125,956
Covenant Transport Group, Inc. Class A (a)	19,818	365,048
CSX Corp.	1,541,208	83,487,237
Genesee & Wyoming, Inc. Class A (a)	100,142	6,559,301
Heartland Express, Inc. (b)	91,092	1,771,739
J.B. Hunt Transport Services, Inc.	142,307	12,150,172
Kansas City Southern	176,303	16,784,046
Knight Transportation, Inc.	113,018	3,769,150
Landstar System, Inc.	76,087	6,357,069
Marten Transport Ltd.	38,656	956,736
Norfolk Southern Corp.	481,519	59,722,802
Old Dominion Freight Lines, Inc.	113,622	10,148,717
P.A.M. Transportation Services, Inc. (a)	3,193	56,325
Patriot Transportation Holding, Inc. (a)	1,280	24,448
Roadrunner Transportation Systems, Inc. (a)	43,638	277,101
Ryder System, Inc.	90,251	5,994,471
Saia, Inc. (a)	39,382	1,819,448
Swift Transporation Co. (a)(b)	138,111	3,307,758
U.S.A. Truck, Inc. (a)	7,889	51,989
Union Pacific Corp.	1,357,714	149,755,854
Universal Logistics Holdings, Inc.	12,296	169,685
Werner Enterprises, Inc. (b)	69,717	1,899,788
YRC Worldwide, Inc. (a)(b)	47,961	440,762
		373,839,217
Trading Companies & Distributors - 0.3%
AeroCentury Corp. (a)	688	7,121
Air Lease Corp. Class A (b)	168,551	6,222,903
Aircastle Ltd.	96,241	2,100,941
Applied Industrial Technologies, Inc.	64,348	3,973,489
Beacon Roofing Supply, Inc. (a)	98,890	4,769,465
BlueLinx Corp. (a)	2,338	22,164
BMC Stock Holdings, Inc. (a)	96,728	1,886,196
CAI International, Inc. (a)	23,529	452,933
DXP Enterprises, Inc. (a)	22,844	818,501
Fastenal Co. (b)	479,775	20,711,887
GATX Corp. (b)	67,450	4,011,926
H&E Equipment Services, Inc.	49,244	979,463
HD Supply Holdings, Inc. (a)	335,864	13,552,112
Herc Holdings, Inc. (a)	42,814	1,619,654
Houston Wire & Cable Co.	15,647	101,706
Huttig Building Products, Inc. (a)	22,831	146,118
Kaman Corp.	42,373	2,047,040
Lawson Products, Inc. (a)	6,300	134,190
MRC Global, Inc. (a)	173,407	3,129,996
MSC Industrial Direct Co., Inc. Class A	71,963	6,040,574
Neff Corp. (a)	8,761	148,937
Nexeo Solutions, Inc. (a)	103,751	913,009
Now, Inc. (a)	176,983	2,921,989
Rush Enterprises, Inc. Class A (a)	64,888	2,326,235
SiteOne Landscape Supply, Inc.	53,035	2,820,401
Textainer Group Holdings Ltd. (b)	42,716	469,876
Titan Machinery, Inc. (a)	24,582	414,207
Triton International Ltd.	53,680	1,504,114
United Rentals, Inc. (a)	141,086	15,340,281
Univar, Inc. (a)	178,396	5,426,806
Veritiv Corp. (a)	19,444	859,425
W.W. Grainger, Inc. (b)	90,821	15,646,642
Watsco, Inc.	48,825	6,890,184
WESCO International, Inc. (a)	73,100	4,470,065
Willis Lease Finance Corp. (a)	2,668	69,688
		132,950,238
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	124,839	9,724,958

TOTAL INDUSTRIALS		4,497,524,915

INFORMATION TECHNOLOGY - 22.1%
Communications Equipment - 1.1%
ADTRAN, Inc.	74,924	1,442,287
Aerohive Networks, Inc. (a)	130,171	619,614
Applied Optoelectronics, Inc. (a)(b)	29,272	2,043,771
Arista Networks, Inc. (a)(b)	69,742	10,278,576
Arris International PLC (a)	316,097	8,863,360
Aviat Networks, Inc. (a)	5,550	97,181
Bel Fuse, Inc. Class B (non-vtg.)	12,097	290,328
Black Box Corp.	16,753	137,375
Blonder Tongue Laboratories, Inc. (a)	3,352	1,693
Brocade Communications Systems, Inc.	667,809	8,434,428
CalAmp Corp. (a)	63,415	1,198,544
Calix Networks, Inc. (a)	55,272	362,032
Ciena Corp. (a)	230,474	5,411,530
Cisco Systems, Inc.	8,352,675	263,359,843
Clearfield, Inc. (a)(b)	16,017	209,022
CommScope Holding Co., Inc. (a)	319,626	11,822,966
Communications Systems, Inc.	4,311	19,443
Comtech Telecommunications Corp.	38,555	556,349
Dasan Zhone Solutions, Inc. (a)	1,172	6,985
Digi International, Inc. (a)	30,140	287,837
EchoStar Holding Corp. Class A (a)	78,112	4,612,514
EMCORE Corp.	50,451	507,033
Extreme Networks, Inc. (a)	265,689	2,558,585
F5 Networks, Inc. (a)	106,162	13,602,537
Finisar Corp. (a)	193,129	4,762,561
Harmonic, Inc. (a)(b)	134,269	678,058
Harris Corp.	204,620	22,950,179
Infinera Corp. (a)(b)	259,331	2,520,697
InterDigital, Inc.	59,150	4,791,150
Juniper Networks, Inc.	627,437	18,402,727
KVH Industries, Inc. (a)	23,641	223,407
Lantronix, Inc. (a)	71	174
Lumentum Holdings, Inc. (a)(b)	92,636	5,284,884
Motorola Solutions, Inc.	275,488	23,022,532
MRV Communications, Inc. (a)	6,176	54,966
NETGEAR, Inc. (a)	51,710	2,169,235
NetScout Systems, Inc. (a)	150,999	5,526,563
Network-1 Security Solutions, Inc.	21,477	88,056
Oclaro, Inc. (a)(b)	207,242	1,840,309
Optical Cable Corp. (a)	564	1,607
Palo Alto Networks, Inc. (a)	151,340	17,947,411
Parkervision, Inc. (a)(b)	10,028	22,563
PC-Tel, Inc.	11,999	77,034
Plantronics, Inc.	53,885	2,851,594
Relm Wireless Corp.	9,436	43,877
Resonant, Inc. (a)(b)	2,385	10,327
ShoreTel, Inc. (a)	99,242	575,604
Sonus Networks, Inc. (a)	71,344	481,572
Tessco Technologies, Inc.	7,287	101,289
Ubiquiti Networks, Inc. (a)(b)	44,626	2,104,562
ViaSat, Inc. (a)(b)	93,287	6,086,977
Viavi Solutions, Inc. (a)	389,051	4,369,043
Westell Technologies, Inc. Class A (a)	75,979	55,921
		463,768,712
Electronic Equipment & Components - 0.9%
Agilysys, Inc. (a)	38,149	378,057
Amphenol Corp. Class A	523,273	39,036,166
Anixter International, Inc. (a)	43,666	3,296,783
Applied DNA Sciences, Inc. (a)(b)	18,968	24,184
Arrow Electronics, Inc. (a)	144,131	10,894,862
Avnet, Inc.	219,819	8,062,961
AVX Corp.	141,087	2,309,594
Badger Meter, Inc.	74,301	2,912,599
Belden, Inc.	76,472	5,429,512
Benchmark Electronics, Inc. (a)	73,834	2,384,838
Cardtronics PLC	76,739	2,628,311
CDW Corp.	262,789	15,814,642
ClearSign Combustion Corp. (a)(b)	7,019	25,619
Cognex Corp.	140,868	12,890,831
Coherent, Inc. (a)	40,690	10,097,224
Control4 Corp. (a)	35,202	698,760
Corning, Inc.	1,571,612	45,733,909
CTS Corp.	48,442	1,019,704
CUI Global, Inc. (a)(b)	26,608	97,385
Daktronics, Inc.	49,334	489,887
Dell Technologies, Inc. (a)	224,275	15,562,442
Dolby Laboratories, Inc. Class A	101,632	5,121,236
Echelon Corp. (a)	3,219	22,050
Electro Scientific Industries, Inc. (a)	113,580	949,529
eMagin Corp. (a)	5,084	12,456
ePlus, Inc. (a)	21,340	1,680,525
Fabrinet (a)	63,037	2,220,794
FARO Technologies, Inc. (a)	24,409	848,213
Fitbit, Inc. (a)(b)	275,332	1,439,986
FLIR Systems, Inc.	235,820	8,935,220
Frequency Electronics, Inc. (a)	2,550	25,169
Giga-Tronics, Inc. (a)	2,579	2,267
I. D. Systems Inc. (a)	6,071	40,129
Identiv, Inc. (a)	10,618	58,718
IEC Electronics Corp. (a)	86	316
II-VI, Inc. (a)	86,985	2,609,550
Insight Enterprises, Inc. (a)	62,606	2,600,653
Intellicheck, Inc. (a)	545	2,251
IPG Photonics Corp. (a)	61,406	8,537,890
Iteris, Inc. (a)	7,086	40,248
Itron, Inc. (a)	55,882	3,780,417
Jabil Circuit, Inc.	305,429	9,138,436
KEMET Corp. (a)	73,106	1,008,863
KEY Tronic Corp. (a)	6,483	43,890
Keysight Technologies, Inc. (a)	299,245	11,562,827
Kimball Electronics, Inc. (a)	30,376	528,542
Knowles Corp. (a)(b)	135,571	2,322,331
LightPath Technologies, Inc. Class A (a)	376	1,136
Littelfuse, Inc.	39,308	6,365,931
LRAD Corp.	56,581	97,319
Luna Innovations, Inc. (a)	1,444	2,209
Maxwell Technologies, Inc. (a)	38,769	224,473
Mesa Laboratories, Inc.	4,836	756,060
Methode Electronics, Inc. Class A	56,055	2,250,608
MicroVision, Inc. (a)(b)	117,860	232,184
MOCON, Inc.	2,209	66,160
MTS Systems Corp. (b)	29,288	1,518,583
National Instruments Corp.	178,144	6,796,194
Neonode, Inc. (a)(b)	33,197	40,500
NetList, Inc. (a)(b)	104,599	134,933
Novanta, Inc. (a)	69,743	2,371,262
OSI Systems, Inc. (a)	28,365	2,246,224
Park Electrochemical Corp.	28,127	475,346
PC Connection, Inc.	26,383	688,069
PC Mall, Inc. (a)	8,716	171,705
Perceptron, Inc. (a)	13,154	98,918
Plexus Corp. (a)	73,157	3,802,701
RadiSys Corp. (a)	34,231	129,051
Research Frontiers, Inc. (a)(b)	16,855	18,035
RF Industries Ltd.	5,778	10,400
Richardson Electronics Ltd.	23,707	143,190
Rogers Corp. (a)	31,193	3,313,009
Sanmina Corp. (a)	138,110	5,054,826
ScanSource, Inc. (a)	36,663	1,393,194
SYNNEX Corp.	50,673	5,637,878
Systemax, Inc.	17,861	284,526
TE Connectivity Ltd.	603,729	47,604,032
Tech Data Corp. (a)	55,538	5,385,520
Trimble, Inc. (a)	421,578	15,193,671
TTM Technologies, Inc. (a)(b)	135,794	2,205,295
Uni-Pixel, Inc. (a)(b)	49,445	20,515
Universal Display Corp.	74,102	8,403,167
VeriFone Systems, Inc. (a)(b)	171,272	3,132,565
Vishay Intertechnology, Inc.	233,503	3,817,774
Vishay Precision Group, Inc. (a)	9,596	166,011
Wayside Technology Group, Inc.	1,232	25,256
Wireless Telecom Group, Inc. (a)	11,200	18,256
Zebra Technologies Corp. Class A (a)	84,599	8,827,060
		382,444,522
Internet Software & Services - 4.5%
2U, Inc. (a)(b)	68,060	2,909,565
Actua Corp. (a)(b)	58,635	820,890
Akamai Technologies, Inc. (a)	285,975	13,483,721
Alarm.com Holdings, Inc. (a)(b)	24,291	790,672
Alphabet, Inc.:
Class A (a)	495,936	489,533,466
Class C (a)	492,447	475,142,412
Amber Road, Inc. (a)	55,819	403,571
Angie's List, Inc. (a)	57,858	696,610
AppFolio, Inc. (a)	18,857	540,253
Apptio, Inc. Class A	10,079	166,505
Autobytel, Inc. (a)	9,434	118,774
Bankrate, Inc. (a)	83,183	869,262
Bazaarvoice, Inc. (a)	201,642	917,471
Benefitfocus, Inc. (a)	24,805	788,799
BlackLine, Inc. (b)	26,716	901,932
Blucora, Inc. (a)	58,999	1,209,480
Box, Inc. Class A (a)	112,627	2,106,125
Brightcove, Inc. (a)	59,246	352,514
BroadVision, Inc. (a)	490	1,960
Carbonite, Inc. (a)	40,379	751,049
Care.com, Inc. (a)	25,585	393,241
ChannelAdvisor Corp. (a)	32,537	370,922
CommerceHub, Inc.:
Series A (a)(b)	21,320	362,866
Series C (a)	54,178	930,778
Cornerstone OnDemand, Inc. (a)	79,186	2,958,389
CoStar Group, Inc. (a)	54,807	14,335,867
Coupa Software, Inc. (b)	49,475	1,693,035
Determine, Inc. (a)	552	1,943
DHI Group, Inc. (a)	141,360	402,876
eBay, Inc. (a)	1,680,759	57,650,034
eGain Communications Corp. (a)	8,558	13,693
Endurance International Group Holdings, Inc. (a)	93,309	704,483
Envestnet, Inc. (a)(b)	69,312	2,484,835
Facebook, Inc. Class A (a)	3,923,928	594,318,135
Five9, Inc. (a)	81,974	1,841,956
GlowPoint, Inc. (a)	18,770	5,256
GoDaddy, Inc. (a)(b)	96,243	3,959,437
Gogo, Inc. (a)(b)	109,584	1,416,921
GrubHub, Inc. (a)(b)	141,196	6,137,790
GTT Communications, Inc. (a)	50,744	1,636,494
Hortonworks, Inc. (a)	69,183	855,102
IAC/InterActiveCorp (a)	125,109	13,304,091
Instructure, Inc. (a)	8,268	220,756
Internap Network Services Corp. (a)(b)	99,683	334,935
Inuvo, Inc. (a)	9,640	10,305
iPass, Inc. (a)	33,662	49,147
j2 Global, Inc.	83,229	7,042,838
Leaf Group Ltd. (a)	19,244	153,952
Limelight Networks, Inc. (a)	85,727	252,895
Liquidity Services, Inc. (a)	37,923	235,123
LivePerson, Inc. (a)	74,160	708,228
LogMeIn, Inc.	86,028	9,549,108
Marchex, Inc. Class B (a)	28,685	80,605
Marin Software, Inc. (a)	9,976	12,969
Match Group, Inc. (a)(b)	78,674	1,532,570
MaxPoint Interactive, Inc. (a)	1,466	10,174
MeetMe, Inc. (a)(b)	113,904	527,376
MINDBODY, Inc. (a)	37,078	1,040,038
New Relic, Inc. (a)	60,180	2,628,061
NIC, Inc.	110,917	2,246,069
NumereX Corp. Class A (a)(b)	13,747	56,775
Nutanix, Inc. Class A (a)(c)	26,974	503,065
Pandora Media, Inc. (a)(b)	374,485	3,332,917
Q2 Holdings, Inc. (a)	48,710	1,928,916
QuinStreet, Inc. (a)	38,666	150,217
Qumu Corp. (a)	6,017	17,269
Quotient Technology, Inc. (a)(b)	132,658	1,459,238
RealNetworks, Inc. (a)	28,670	118,981
Reis, Inc.	8,134	153,733
Rightside Group Ltd. (a)	8,535	77,754
Rocket Fuel, Inc. (a)(b)	59,472	180,200
SecureWorks Corp. (a)(b)	18,872	205,327
Shutterstock, Inc. (a)(b)	29,764	1,385,812
Spark Networks, Inc. (a)	16,620	16,288
SPS Commerce, Inc. (a)	26,414	1,536,238
Stamps.com, Inc. (a)(b)	27,053	3,730,609
Support.com, Inc. (a)	39,218	95,300
Synacor, Inc. (a)(b)	20,037	69,128
TechTarget, Inc. (a)	23,593	214,696
The Trade Desk, Inc.	18,452	1,014,860
Travelzoo, Inc. (a)	5,383	55,714
Tremor Video, Inc. (a)	17,986	41,907
TrueCar, Inc. (a)(b)	101,942	1,792,140
Twilio, Inc. Class A (a)(b)	42,402	1,030,793
Twitter, Inc. (a)(b)	995,622	18,239,795
VeriSign, Inc. (a)(b)	147,930	13,337,369
Web.com Group, Inc. (a)(b)	88,964	2,023,931
WebMD Health Corp. (a)(b)	69,214	3,874,600
Xactly Corp. (a)	40,398	634,249
XO Group, Inc. (a)	81,695	1,348,784
Yahoo!, Inc. (a)	1,463,233	73,629,885
Yelp, Inc. (a)(b)	98,508	2,750,343
YuMe, Inc. (a)	101,833	483,707
Zillow Group, Inc.:
Class A (a)	72,361	3,175,924
Class C (a)(b)	175,251	7,626,924
		1,871,211,712
IT Services - 3.7%
Accenture PLC Class A	1,040,971	129,569,660
Acxiom Corp. (a)	136,727	3,582,247
Alliance Data Systems Corp.	92,312	22,259,193
Amdocs Ltd.	244,219	15,820,507
Automatic Data Processing, Inc.	747,790	76,551,262
Black Knight Financial Services, Inc. Class A (a)(b)	45,984	1,832,462
Blackhawk Network Holdings, Inc. (a)	93,800	4,066,230
Booz Allen Hamilton Holding Corp. Class A	243,990	9,622,966
Broadridge Financial Solutions, Inc.	194,846	14,786,863
CACI International, Inc. Class A (a)	43,520	5,357,312
CardConnect Corp. (a)(b)	7,862	117,930
Cartesian, Inc. (a)	206	101
Cass Information Systems, Inc.	15,060	922,274
Cognizant Technology Solutions Corp. Class A	1,011,623	67,687,695
Computer Task Group, Inc.	11,646	64,286
Conduent, Inc. (a)	287,108	4,711,442
Convergys Corp.	164,874	4,008,087
CoreLogic, Inc. (a)	146,089	6,325,654
CSG Systems International, Inc.	60,961	2,431,734
CSP, Inc.	3,696	40,176
CSRA, Inc.	246,056	7,421,049
DST Systems, Inc.	56,121	6,780,539
DXC Technology Co.	474,412	36,776,418
Edgewater Technology, Inc. (a)	2,875	20,441
EPAM Systems, Inc. (a)	77,553	6,505,146
Euronet Worldwide, Inc. (a)	88,098	7,684,789
Everi Holdings, Inc. (a)	99,354	664,678
EVERTEC, Inc.	105,730	1,744,545
ExlService Holdings, Inc. (a)	59,903	3,137,120
Fidelity National Information Services, Inc.	544,233	46,733,288
First Data Corp. Class A (a)	304,115	5,209,490
Fiserv, Inc. (a)	356,903	44,712,808
FleetCor Technologies, Inc. (a)	153,799	22,191,658
Forrester Research, Inc.	17,100	673,740
Gartner, Inc. (a)	150,106	17,952,678
Genpact Ltd.	232,461	6,350,835
Global Payments, Inc.	253,154	23,191,438
Hackett Group, Inc.	39,872	584,524
IBM Corp.	1,430,837	218,388,651
Information Services Group, Inc. (a)	18,000	65,700
Innodata, Inc. (a)	14,010	26,619
Jack Henry & Associates, Inc.	139,152	14,779,334
Leidos Holdings, Inc.	242,832	13,491,746
ManTech International Corp. Class A	47,385	1,814,846
MasterCard, Inc. Class A	1,569,565	192,868,147
Mattersight Corp. (a)	9,437	25,008
Maximus, Inc.	109,431	6,793,476
ModusLink Global Solutions, Inc. (a)(b)	31,030	53,061
MoneyGram International, Inc. (a)	66,937	1,166,043
NCI, Inc. Class A (a)	12,261	234,185
Neustar, Inc. Class A (a)	88,393	2,930,228
Paychex, Inc.	536,569	31,780,982
PayPal Holdings, Inc. (a)	1,876,563	97,975,354
Perficient, Inc. (a)	51,600	891,132
PFSweb, Inc. (a)	22,457	155,178
Planet Payment, Inc. (a)	40,113	138,390
PRG-Schultz International, Inc. (a)	36,569	245,012
Sabre Corp. (b)	337,364	7,567,075
Science Applications International Corp.	74,228	5,640,586
ServiceSource International, Inc. (a)	93,929	324,994
Square, Inc. (a)	45,912	1,055,517
StarTek, Inc. (a)	7,341	82,953
Sykes Enterprises, Inc. (a)	63,873	2,128,887
Syntel, Inc. (b)	56,060	979,929
Teletech Holdings, Inc.	29,721	1,264,629
Teradata Corp. (a)(b)	220,606	6,013,720
The Western Union Co.	785,793	14,945,783
Total System Services, Inc.	271,722	16,181,045
Travelport Worldwide Ltd.	241,707	3,263,045
Unisys Corp. (a)(b)	68,286	805,775
Vantiv, Inc. (a)	268,038	16,811,343
Virtusa Corp. (a)	42,025	1,219,566
Visa, Inc. Class A	3,095,192	294,755,134
WEX, Inc. (a)	63,157	6,452,119
WidePoint Corp. (a)	71,654	32,244
		1,571,440,701
Semiconductors & Semiconductor Equipment - 3.4%
Acacia Communications, Inc. (b)	20,458	962,344
Advanced Energy Industries, Inc. (a)	70,933	5,456,876
Advanced Micro Devices, Inc. (a)(b)	1,281,566	14,340,724
AEHR Test Systems (a)	18,931	86,704
Alpha & Omega Semiconductor Ltd. (a)	32,383	602,971
Amkor Technology, Inc. (a)	223,902	2,539,049
Amtech Systems, Inc. (a)	13,719	110,712
Analog Devices, Inc.	603,028	51,715,681
Applied Materials, Inc.	1,783,449	81,824,640
Axcelis Technologies, Inc. (a)	45,794	996,020
AXT, Inc. (a)	52,103	346,485
Broadcom Ltd.	669,456	160,321,323
Brooks Automation, Inc.	126,012	3,471,631
Cabot Microelectronics Corp.	37,906	2,861,524
Cavium, Inc. (a)(b)	113,279	8,265,969
Ceva, Inc. (a)	37,331	1,577,235
Cirrus Logic, Inc. (a)	105,407	6,951,592
Cohu, Inc.	84,544	1,549,692
Cree, Inc. (a)(b)	179,530	4,280,893
CVD Equipment Corp. (a)(b)	24,298	286,473
CyberOptics Corp. (a)(b)	9,251	203,059
Cypress Semiconductor Corp. (b)	538,403	7,532,258
Diodes, Inc. (a)	66,747	1,709,391
DSP Group, Inc. (a)	64,723	766,968
Entegris, Inc. (a)	228,544	5,645,037
Experi Corp.	89,409	2,740,386
First Solar, Inc. (a)(b)	127,867	4,924,158
FormFactor, Inc. (a)	123,711	1,818,552
GSI Technology, Inc. (a)	18,344	150,604
Ichor Holdings Ltd.	9,886	232,123
Impinj, Inc. (b)	14,583	636,548
Inphi Corp. (a)(b)	64,122	2,544,361
Integrated Device Technology, Inc. (a)	224,546	5,743,887
Intel Corp.	7,889,194	284,878,795
Intermolecular, Inc. (a)	6,975	6,340
Intest Corp. (a)	2,175	18,053
IXYS Corp.	67,452	994,917
KLA-Tencor Corp.	258,490	26,882,960
Kopin Corp. (a)	88,411	305,018
Kulicke & Soffa Industries, Inc. (a)	125,107	2,771,120
Lam Research Corp.	270,774	42,016,002
Lattice Semiconductor Corp. (a)	220,983	1,535,832
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	62,646	3,819,527
Marvell Technology Group Ltd.	752,545	12,973,876
Maxim Integrated Products, Inc.	470,225	22,476,755
MaxLinear, Inc. Class A (a)	86,669	2,699,739
Microchip Technology, Inc. (b)	355,736	29,632,809
Micron Technology, Inc. (a)	1,721,234	52,962,370
Microsemi Corp. (a)	188,099	9,237,542
MKS Instruments, Inc.	93,742	7,663,409
Monolithic Power Systems, Inc.	69,641	6,838,746
MoSys, Inc. (a)(b)	6,042	3,988
Nanometrics, Inc. (a)	38,377	1,066,881
NeoPhotonics Corp. (a)(b)	44,702	402,765
NVE Corp.	6,988	551,633
NVIDIA Corp.	981,747	141,715,179
ON Semiconductor Corp. (a)	694,972	10,758,167
PDF Solutions, Inc. (a)	38,716	628,748
Photronics, Inc. (a)	101,617	1,021,251
Pixelworks, Inc. (a)	22,798	113,078
Power Integrations, Inc.	52,203	3,494,991
Qorvo, Inc. (a)(b)	206,868	16,125,361
Qualcomm, Inc.	2,462,383	141,020,674
QuickLogic Corp. (a)(b)	142,208	172,072
Rambus, Inc. (a)	170,226	2,015,476
Rubicon Technology, Inc. (a)(b)	2,504	25,040
Rudolph Technologies, Inc. (a)	69,669	1,665,089
Semtech Corp. (a)	111,258	4,250,056
Sigma Designs, Inc. (a)	51,095	319,344
Silicon Laboratories, Inc. (a)	69,347	5,187,156
Skyworks Solutions, Inc.	307,650	32,743,190
SolarEdge Technologies, Inc. (a)	54,440	1,012,584
SunPower Corp. (a)(b)	97,783	769,552
Sunworks, Inc. (a)(b)	12,722	20,991
Synaptics, Inc. (a)(b)	56,125	3,118,305
Teradyne, Inc.	339,570	12,071,714
Texas Instruments, Inc.	1,658,238	136,788,053
Ultra Clean Holdings, Inc. (a)	60,588	1,383,830
Veeco Instruments, Inc. (a)(b)	86,705	2,726,872
Versum Materials, Inc.	177,815	5,519,378
Xcerra Corp. (a)	72,566	704,616
Xilinx, Inc.	412,017	27,485,654
		1,445,791,368
Software - 4.8%
8x8, Inc. (a)	162,409	2,216,883
A10 Networks, Inc. (a)	73,118	597,374
ACI Worldwide, Inc. (a)	200,153	4,575,498
Activision Blizzard, Inc.	1,150,963	67,423,413
Adobe Systems, Inc. (a)	823,681	116,847,387
American Software, Inc. Class A	55,166	592,483
ANSYS, Inc. (a)	142,478	17,999,246
Aspen Technology, Inc. (a)	131,521	8,043,824
Asure Software, Inc. (a)	8,721	135,176
Autodesk, Inc. (a)	329,727	36,853,587
Barracuda Networks, Inc. (a)	58,271	1,277,300
Blackbaud, Inc.	77,240	6,390,065
Bottomline Technologies, Inc. (a)	62,280	1,557,623
BroadSoft, Inc. (a)(b)	46,995	1,879,800
BSQUARE Corp. (a)	11,182	56,469
CA Technologies, Inc.	519,306	16,498,352
Cadence Design Systems, Inc. (a)	470,063	16,518,014
Callidus Software, Inc. (a)	115,529	2,761,143
CDK Global, Inc. (b)	240,461	14,778,733
Citrix Systems, Inc. (a)	260,051	21,464,610
CommVault Systems, Inc. (a)	75,089	4,214,370
Covisint Corp. (a)	39,763	81,514
Datawatch Corp. (a)	9,730	80,759
Digimarc Corp. (a)(b)	14,767	514,630
Digital Turbine, Inc. (a)(b)	41,910	46,520
Document Security Systems, Inc. (a)	4,956	4,807
Ebix, Inc.	35,461	1,962,766
Electronic Arts, Inc. (a)	513,835	58,232,921
Ellie Mae, Inc. (a)	54,952	6,020,541
EnerNOC, Inc. (a)(b)	34,204	186,412
Everbridge, Inc.	29,747	769,257
Evolving Systems, Inc.	4,973	26,606
Exa Corp. (a)	15,758	218,879
Fair Isaac Corp.	53,660	7,118,536
FalconStor Software, Inc. (a)	37,427	9,918
FireEye, Inc. (a)(b)	244,600	3,666,554
Form Holdings Corp. (a)(b)	9,862	16,963
Fortinet, Inc. (a)	246,638	9,702,739
Gigamon, Inc. (a)	48,659	1,856,341
Glu Mobile, Inc. (a)(b)	173,754	441,335
GSE Systems, Inc. (a)	388	1,300
Guidance Software, Inc. (a)	26,710	171,211
Guidewire Software, Inc. (a)	129,374	8,593,021
HubSpot, Inc. (a)(b)	54,014	3,894,409
Imperva, Inc. (a)	43,161	2,132,153
Inseego Corp. (a)(b)	35,452	36,161
Intuit, Inc.	404,049	56,825,451
Jive Software, Inc. (a)	60,361	318,404
Manhattan Associates, Inc. (a)	127,067	5,951,818
Microsoft Corp.	12,885,878	899,949,720
MicroStrategy, Inc. Class A (a)	16,727	3,050,336
Mitek Systems, Inc. (a)(b)	45,058	351,452
MobileIron, Inc. (a)	70,668	381,607
Model N, Inc. (a)	64,636	837,036
Monotype Imaging Holdings, Inc.	66,977	1,309,400
NetSol Technologies, Inc. (a)	10,165	41,168
Nuance Communications, Inc. (a)	427,719	7,917,079
Oracle Corp.	4,999,549	226,929,529
Parametric Technology Corp. (a)	187,518	10,797,286
Park City Group, Inc. (a)(b)	18,083	226,038
Paycom Software, Inc. (a)(b)	65,084	4,259,097
Paylocity Holding Corp. (a)(b)	39,896	1,869,128
Pegasystems, Inc.	63,152	3,691,234
Polarityte, Inc. (a)(b)	5,861	108,780
Progress Software Corp.	78,882	2,303,354
Proofpoint, Inc. (a)(b)	71,790	6,173,940
PROS Holdings, Inc. (a)	40,708	1,215,948
QAD, Inc.:
Class A	10,065	327,616
Class B	4,298	114,757
Qualys, Inc. (a)	50,519	2,121,798
Rapid7, Inc. (a)	27,175	498,933
RealPage, Inc. (a)	95,369	3,299,767
Red Hat, Inc. (a)	295,809	26,495,612
RingCentral, Inc. (a)	98,835	3,370,274
Rosetta Stone, Inc. (a)	22,826	270,945
Salesforce.com, Inc. (a)	1,090,608	97,762,101
SeaChange International, Inc. (a)	36,866	90,322
ServiceNow, Inc. (a)	270,863	28,345,813
Silver Spring Networks, Inc. (a)	57,002	580,280
SITO Mobile Ltd. (a)(b)	17,979	72,815
Smith Micro Software, Inc. (a)	10,363	11,088
Sonic Foundry, Inc. (a)	155	637
Splunk, Inc. (a)(b)	224,925	13,774,407
SS&C Technologies Holdings, Inc.	293,141	11,016,239
Symantec Corp.	1,023,032	31,008,100
Synchronoss Technologies, Inc. (a)(b)	70,331	898,830
Synopsys, Inc. (a)	249,135	18,652,737
Tableau Software, Inc. (a)	97,500	6,045,975
Take-Two Interactive Software, Inc. (a)	165,320	12,686,657
TeleNav, Inc. (a)	46,856	381,876
The Rubicon Project, Inc. (a)	59,339	295,508
TiVo Corp.	199,718	3,554,980
Tyler Technologies, Inc. (a)	58,649	10,021,941
Ultimate Software Group, Inc. (a)(b)	48,052	10,606,998
Upland Software, Inc. (a)	13,813	307,201
Varonis Systems, Inc. (a)	31,174	1,133,175
Vasco Data Security International, Inc. (a)	48,861	669,396
Verint Systems, Inc. (a)	104,276	4,285,744
VirnetX Holding Corp. (a)(b)	93,723	318,658
VMware, Inc. Class A (a)(b)	116,847	11,351,686
Workday, Inc. Class A (a)(b)	218,135	21,809,137
Workiva, Inc. (a)	31,679	576,558
Zedge, Inc. (a)	14,921	44,465
Zendesk, Inc. (a)	130,945	3,401,951
Zix Corp. (a)	69,803	402,763
Zynga, Inc. (a)	1,392,357	4,901,097
		2,014,484,245
Technology Hardware, Storage & Peripherals - 3.7%
3D Systems Corp. (a)(b)	180,858	3,698,546
Apple, Inc.	8,750,869	1,336,782,666
Astro-Med, Inc.	4,606	64,254
Avid Technology, Inc. (a)(b)	38,570	200,950
Concurrent Computer Corp.	6,675	44,856
CPI Card Group (b)	22,281	43,448
Cray, Inc. (a)	76,017	1,349,302
Crossroads Systems, Inc. (a)(b)	680	2,360
Dataram Corp. (a)	46	138
Diebold Nixdorf, Inc. (b)	123,985	3,279,403
Eastman Kodak Co. (a)	64,018	592,167
Electronics for Imaging, Inc. (a)(b)	82,143	3,895,221
Glassbridge Enterprises, Inc. (a)(b)	4,203	16,644
Hewlett Packard Enterprise Co.	2,791,356	52,505,406
HP, Inc.	2,829,828	53,087,573
Immersion Corp. (a)(b)	59,681	507,289
Intevac, Inc. (a)	29,097	389,900
NCR Corp. (a)	216,399	8,337,853
NetApp, Inc.	451,962	18,299,941
Pure Storage, Inc. Class A (a)(b)	153,259	1,983,171
Quantum Corp. (a)	41,835	355,179
Seagate Technology LLC (b)	492,140	21,442,540
Super Micro Computer, Inc. (a)	65,674	1,615,580
Transact Technologies, Inc.	3,411	29,164
U.S.A. Technologies, Inc. (a)(b)	38,549	179,253
Western Digital Corp.	476,246	42,890,715
Xerox Corp.	1,400,963	9,904,808
Xplore Technologies Corp. (a)	2,067	4,031
		1,561,502,358

TOTAL INFORMATION TECHNOLOGY		9,310,643,618

MATERIALS - 3.3%
Chemicals - 2.2%
A. Schulman, Inc.	45,099	1,321,401
Advanced Emissions Solutions, Inc. (a)(b)	57,241	536,921
AdvanSix, Inc. (a)	52,136	1,499,953
AgroFresh Solutions, Inc. (a)(b)	38,931	273,685
Air Products & Chemicals, Inc.	362,111	52,165,711
Albemarle Corp. U.S.	185,120	21,029,632
American Vanguard Corp.	39,610	667,429
Ashland Global Holdings, Inc.	101,783	6,772,641
Axalta Coating Systems (a)	362,701	11,352,541
Balchem Corp.	53,639	4,222,462
BioAmber, Inc. (a)(b)	17,794	37,012
Cabot Corp.	106,306	5,552,362
Calgon Carbon Corp.	83,129	1,167,962
Celanese Corp. Class A	234,423	20,289,311
CF Industries Holdings, Inc.	394,832	10,620,981
Chase Corp.	19,479	2,055,035
Codexis, Inc. (a)	42,409	169,636
Core Molding Technologies, Inc.(a)	10,858	227,258
E.I. du Pont de Nemours & Co.	1,444,114	113,969,477
Eastman Chemical Co.	259,233	20,767,156
Ecolab, Inc.	439,568	58,392,213
Ferro Corp. (a)	133,620	2,239,471
Flotek Industries, Inc. (a)(b)	98,612	974,287
FMC Corp.	226,271	17,054,045
FutureFuel Corp.	37,844	512,408
H.B. Fuller Co.	88,055	4,468,791
Hawkins, Inc.	13,930	655,407
Huntsman Corp.	317,265	7,582,634
Ingevity Corp. (a)	71,031	4,195,801
Innophos Holdings, Inc.	32,175	1,360,681
Innospec, Inc.	41,822	2,676,608
International Flavors & Fragrances, Inc.	134,797	18,587,158
Intrepid Potash, Inc. (a)(b)	199,844	427,666
KMG Chemicals, Inc.	10,303	576,247
Koppers Holdings, Inc. (a)	30,390	1,095,560
Kraton Performance Polymers, Inc. (a)	48,417	1,563,869
Kronos Worldwide, Inc.	34,238	627,925
LSB Industries, Inc. (a)(b)	28,693	252,211
LyondellBasell Industries NV Class A	555,166	44,701,966
Marrone Bio Innovations, Inc. (a)(b)	15,737	18,098
Minerals Technologies, Inc.	58,663	4,220,803
Monsanto Co.	731,919	85,941,929
NewMarket Corp.	16,721	7,781,117
Olin Corp.	276,573	8,114,652
OMNOVA Solutions, Inc. (a)	52,644	455,371
Platform Specialty Products Corp. (a)(b)	348,544	4,349,829
PolyOne Corp.	133,312	4,977,870
PPG Industries, Inc.	430,468	45,784,576
Praxair, Inc.	474,939	62,829,680
Quaker Chemical Corp.	22,939	3,197,467
Rayonier Advanced Materials, Inc.	82,695	1,438,066
RPM International, Inc.	226,844	12,301,750
Senomyx, Inc. (a)(b)	66,138	56,879
Sensient Technologies Corp.	74,039	5,944,591
Sherwin-Williams Co.	134,879	44,748,806
Stepan Co.	34,404	2,911,266
Terravia Holdings, Inc. (a)(b)	98,314	25,906
The Chemours Co. LLC	303,149	12,122,929
The Dow Chemical Co.	1,858,271	115,138,471
The Mosaic Co.	577,788	13,075,342
The Scotts Miracle-Gro Co. Class A	73,052	6,327,034
Trecora Resources (a)	28,770	307,839
Tredegar Corp.	71,882	1,135,736
Trinseo SA	70,468	4,541,663
Tronox Ltd. Class A	110,795	1,684,084
Valhi, Inc.	35,553	121,236
Valspar Corp.	117,154	13,237,230
W.R. Grace & Co.	111,862	8,019,387
Westlake Chemical Corp.	59,202	3,638,555
Yield10 Bioscience, Inc. (a)(b)	693	3,576
		917,095,252
Construction Materials - 0.1%
Eagle Materials, Inc.	77,760	7,332,768
Forterra, Inc. (b)	32,917	236,673
Foundation Building Materials, Inc.	21,184	285,984
Martin Marietta Materials, Inc.	105,231	23,582,267
Summit Materials, Inc.	172,319	4,628,488
U.S. Concrete, Inc. (a)(b)	21,607	1,428,223
United States Lime & Minerals, Inc.	2,200	172,524
Vulcan Materials Co.	219,188	27,321,784
		64,988,711
Containers & Packaging - 0.5%
Aptargroup, Inc.	103,613	8,808,141
Avery Dennison Corp.	146,518	12,345,607
Ball Corp.	584,254	23,895,989
Bemis Co., Inc.	156,089	6,967,813
Berry Global Group, Inc. (a)	216,366	12,547,064
Crown Holdings, Inc. (a)	233,058	13,456,769
Graphic Packaging Holding Co.	493,965	6,673,467
Greif, Inc. Class A	63,236	3,759,380
International Paper Co.	685,452	36,246,702
Myers Industries, Inc.	29,894	505,209
Owens-Illinois, Inc. (a)	264,706	5,974,414
Packaging Corp. of America	156,603	15,998,562
Sealed Air Corp.	322,754	14,336,733
Silgan Holdings, Inc.	135,972	4,325,269
Sonoco Products Co.	162,407	8,235,659
UFP Technologies, Inc. (a)	14,187	388,014
WestRock Co.	427,751	23,278,209
		197,743,001
Metals & Mining - 0.4%
AK Steel Holding Corp. (a)(b)	525,512	3,205,623
Alcoa Corp.	248,002	8,169,186
Allegheny Technologies, Inc. (b)	174,474	2,692,134
Ampco-Pittsburgh Corp.	10,414	163,500
Atkore International Group, Inc.	35,003	730,163
Carpenter Technology Corp.	80,027	2,918,585
Century Aluminum Co. (a)(b)	86,859	1,252,507
Cliffs Natural Resources, Inc. (a)(b)	429,608	2,530,391
Coeur d'Alene Mines Corp. (a)	297,840	2,763,955
Commercial Metals Co.	192,032	3,475,779
Compass Minerals International, Inc.	56,608	3,631,403
Comstock Mining, Inc. (a)	56,723	8,832
Freeport-McMoRan, Inc. (a)	2,210,425	25,397,783
Friedman Industries	2,001	10,845
General Moly, Inc. (a)	60,513	17,065
Gold Resource Corp.	109,163	385,345
Golden Minerals Co. (a)	71,014	42,608
Handy & Harman Ltd. (a)	5,646	161,193
Haynes International, Inc.	18,364	657,431
Hecla Mining Co.	683,190	3,921,511
Kaiser Aluminum Corp.	27,980	2,304,433
Materion Corp.	30,858	1,055,344
McEwen Mining, Inc. (b)	403,016	1,027,691
Newmont Mining Corp.	884,843	30,217,388
Nucor Corp.	532,779	30,954,460
Olympic Steel, Inc.	12,703	209,218
Paramount Gold Nevada Corp. (a)	7,958	12,255
Pershing Gold Corp. (a)(b)	31,696	87,164
Real Industries, Inc. (a)	30,069	84,193
Reliance Steel & Aluminum Co.	117,143	8,545,582
Royal Gold, Inc.	110,834	8,913,270
Ryerson Holding Corp. (a)	30,039	250,826
Schnitzer Steel Industries, Inc. Class A	47,241	911,751
Solitario Exploration & Royalty Corp. (a)	18,115	12,681
Steel Dynamics, Inc.	413,913	14,068,903
SunCoke Energy, Inc. (a)	99,267	867,594
Synalloy Corp. (a)	8,615	101,226
TimkenSteel Corp. (a)(b)	69,807	914,472
U.S. Antimony Corp. (a)	24,962	11,433
United States Steel Corp. (b)	307,753	6,416,650
Universal Stainless & Alloy Products, Inc. (a)	6,659	118,930
Worthington Industries, Inc.	71,924	3,018,650
		172,239,953
Paper & Forest Products - 0.1%
Boise Cascade Co. (a)	63,767	1,718,521
Clearwater Paper Corp. (a)	29,564	1,370,291
Deltic Timber Corp.	17,765	1,205,533
Domtar Corp.	101,407	3,689,187
Kapstone Paper & Packaging Corp.	150,928	3,189,109
Louisiana-Pacific Corp. (a)	229,727	5,118,318
Mercer International, Inc. (SBI)	60,804	708,367
Neenah Paper, Inc.	27,129	2,116,062
P.H. Glatfelter Co.	69,408	1,272,249
Rentech, Inc. (a)(b)	27,522	11,713
Resolute Forest Products (a)	146,819	660,686
Schweitzer-Mauduit International, Inc.	48,432	1,805,545
Verso Corp. (a)	59,171	202,365
		23,067,946

TOTAL MATERIALS		1,375,134,863

REAL ESTATE - 4.0%
Equity Real Estate Investment Trusts (REITs) - 3.9%
Acadia Realty Trust (SBI)	161,267	4,378,399
Agree Realty Corp.	50,269	2,288,748
Alexanders, Inc.	6,076	2,504,163
Alexandria Real Estate Equities, Inc.	145,840	17,016,611
Altisource Residential Corp. Class B (b)	74,457	1,023,039
American Assets Trust, Inc.	89,595	3,498,685
American Campus Communities, Inc.	225,191	10,687,565
American Homes 4 Rent Class A	382,812	8,601,786
American Tower Corp.	711,494	93,340,898
Apartment Investment & Management Co. Class A	255,785	10,978,292
Apple Hospitality (REIT), Inc.	276,107	5,168,723
Armada Hoffler Properties, Inc.	73,011	964,475
Ashford Hospitality Prime, Inc.	47,533	457,267
Ashford Hospitality Trust, Inc.	123,613	761,456
AvalonBay Communities, Inc.	227,818	43,567,914
Bluerock Residential Growth (REIT), Inc. (b)	90,320	1,101,904
Boston Properties, Inc.	253,146	30,711,673
Brandywine Realty Trust (SBI)	276,702	4,822,916
Brixmor Property Group, Inc.	434,184	7,832,679
BRT Realty Trust (a)	189,164	1,492,504
Camden Property Trust (SBI)	145,586	12,128,770
Care Capital Properties, Inc.	134,566	3,537,740
CareTrust (REIT), Inc.	113,682	2,074,697
CatchMark Timber Trust, Inc.	100,692	1,139,833
CBL & Associates Properties, Inc. (b)	262,246	2,016,672
Cedar Shopping Centers, Inc.	134,023	668,775
Chatham Lodging Trust	57,137	1,134,169
Chesapeake Lodging Trust	85,461	1,969,876
City Office REIT, Inc.	67,579	830,546
Clipper Realty, Inc.	6,962	74,076
Colony NorthStar, Inc. (b)	925,392	13,075,789
Colony Starwood Homes	153,389	5,302,658
Columbia Property Trust, Inc.	198,850	4,295,160
Communications Sales & Leasing, Inc.	257,108	6,430,271
Community Healthcare Trust, Inc.	41,798	1,032,411
Condor Hospitality Trust, Inc.	108	1,086
CorEnergy Infrastructure Trust, Inc. (b)	14,135	497,269
CoreSite Realty Corp.	54,413	5,728,601
Corporate Office Properties Trust (SBI)	181,324	6,116,059
Corrections Corp. of America	193,743	5,570,111
Cousins Properties, Inc.	673,063	5,761,419
Crown Castle International Corp.	601,270	61,119,096
CubeSmart	296,680	7,405,133
CyrusOne, Inc.	130,176	7,323,702
DCT Industrial Trust, Inc.	161,523	8,513,877
DDR Corp.	501,615	4,303,857
DiamondRock Hospitality Co.	300,095	3,328,054
Digital Realty Trust, Inc. (b)	265,110	31,333,351
Douglas Emmett, Inc.	247,389	9,390,886
Duke Realty Corp.	579,184	16,605,205
DuPont Fabros Technology, Inc.	124,151	6,782,369
Easterly Government Properties, Inc. (b)	30,760	610,894
EastGroup Properties, Inc.	54,382	4,428,870
Education Realty Trust, Inc.	129,203	4,949,767
Empire State Realty Trust, Inc.	218,080	4,536,064
EPR Properties	106,196	7,530,358
Equinix, Inc.	129,033	56,904,843
Equity Commonwealth (a)	213,360	6,639,763
Equity Lifestyle Properties, Inc.	141,492	11,941,925
Equity Residential (SBI)	617,260	40,177,453
Essex Property Trust, Inc.	107,595	27,643,307
Extra Space Storage, Inc.	213,703	16,555,571
Farmland Partners, Inc. (b)	105,443	1,025,960
Federal Realty Investment Trust (SBI)	126,706	15,551,894
FelCor Lodging Trust, Inc.	200,216	1,435,549
First Industrial Realty Trust, Inc.	184,151	5,318,281
First Potomac Realty Trust	85,240	932,526
Forest City Realty Trust, Inc. Class A	359,272	8,180,623
Four Corners Property Trust, Inc.	103,212	2,541,079
Franklin Street Properties Corp.	176,797	1,988,966
Gaming & Leisure Properties	346,079	12,704,560
General Growth Properties, Inc.	968,015	21,567,374
Getty Realty Corp.	48,238	1,213,186
Gladstone Commercial Corp. (b)	76,606	1,559,698
Gladstone Land Corp.	8,000	89,760
Global Net Lease, Inc.	83,478	1,881,594
Government Properties Income Trust (b)	114,158	2,465,813
Gramercy Property Trust	249,250	7,365,338
HCP, Inc.	787,959	24,694,635
Healthcare Realty Trust, Inc.	189,626	6,306,961
Healthcare Trust of America, Inc.	317,837	9,754,418
Hersha Hospitality Trust	71,283	1,326,577
Highwoods Properties, Inc. (SBI)	169,915	8,563,716
Hospitality Properties Trust (SBI)	269,986	7,807,995
Host Hotels & Resorts, Inc. (b)	1,210,074	21,769,231
Hudson Pacific Properties, Inc.	249,715	8,180,663
Independence Realty Trust, Inc. (b)	102,753	987,456
InfraReit, Inc.	82,809	1,597,386
Investors Real Estate Trust	202,786	1,186,298
Iron Mountain, Inc.	401,774	14,029,948
iStar Financial, Inc. (a)(b)	102,599	1,242,474
Jernigan Capital, Inc. (b)	7,042	157,037
Kilroy Realty Corp.	161,110	11,796,474
Kimco Realty Corp.	718,168	12,596,667
Kite Realty Group Trust	145,444	2,613,629
Lamar Advertising Co. Class A	134,352	9,405,984
LaSalle Hotel Properties (SBI)	176,035	5,008,196
Lexington Corporate Properties Trust	345,008	3,315,527
Liberty Property Trust (SBI)	243,797	10,017,619
Life Storage, Inc.	80,608	6,037,539
LTC Properties, Inc.	62,032	2,989,942
Mack-Cali Realty Corp.	154,097	4,100,521
MedEquities Realty Trust, Inc.	56,982	665,550
Medical Properties Trust, Inc. (b)	593,530	7,686,214
Mid-America Apartment Communities, Inc.	189,912	19,359,629
Monmouth Real Estate Investment Corp. Class A	107,747	1,573,106
Monogram Residential Trust, Inc.	257,535	2,480,062
National Health Investors, Inc.	63,380	4,786,458
National Retail Properties, Inc.	250,989	9,630,448
National Storage Affiliates Trust	66,569	1,614,298
New Senior Investment Group, Inc.	149,321	1,424,522
NexPoint Residential Trust, Inc.	32,020	773,603
NorthStar Realty Europe Corp.	77,758	948,648
Omega Healthcare Investors, Inc. (b)	315,695	9,887,567
One Liberty Properties, Inc.	42,541	948,664
Outfront Media, Inc.	225,734	5,158,022
Paramount Group, Inc.	304,533	4,695,899
Parkway, Inc.	79,308	1,581,402
Pebblebrook Hotel Trust (b)	119,218	3,686,221
Pennsylvania Real Estate Investment Trust (SBI)	105,464	1,128,465
Physicians Realty Trust	227,428	4,625,886
Piedmont Office Realty Trust, Inc. Class A	250,343	5,304,768
Potlatch Corp.	63,794	2,918,576
Power (REIT) (a)	718	4,969
Preferred Apartment Communities, Inc. Class A	51,100	783,363
Prologis, Inc.	876,155	48,661,649
PS Business Parks, Inc.	31,822	4,018,482
Public Storage	247,705	53,343,272
QTS Realty Trust, Inc. Class A	76,420	3,990,652
Quality Care Properties, Inc. (a)	156,460	2,647,303
RAIT Financial Trust	116,629	260,083
Ramco-Gershenson Properties Trust (SBI)	128,503	1,617,853
Rayonier, Inc.	205,732	5,779,012
Realty Income Corp.	449,594	24,696,198
Regency Centers Corp.	242,761	14,774,434
Retail Opportunity Investments Corp.	189,056	3,735,747
Retail Properties America, Inc.	409,657	5,038,781
Rexford Industrial Realty, Inc.	93,456	2,546,676
RLJ Lodging Trust	206,953	4,211,494
Ryman Hospitality Properties, Inc.	78,979	5,087,037
Sabra Health Care REIT, Inc. (b)	99,253	2,325,498
Saul Centers, Inc.	23,905	1,369,757
SBA Communications Corp. Class A (a)	201,070	27,783,853
Select Income REIT	130,864	3,122,415
Senior Housing Properties Trust (SBI)	396,382	8,379,515
Seritage Growth Properties (b)	43,689	1,714,793
Simon Property Group, Inc.	532,489	82,136,428
SL Green Realty Corp.	164,116	16,580,639
Sotherly Hotels, Inc.	2,721	17,795
Spirit Realty Capital, Inc.	794,874	5,746,939
Stag Industrial, Inc.	147,627	3,982,976
Store Capital Corp.	275,626	5,617,258
Summit Hotel Properties, Inc.	230,431	4,124,715
Sun Communities, Inc. (b)	108,284	9,327,584
Sunstone Hotel Investors, Inc.	363,918	5,680,760
Tanger Factory Outlet Centers, Inc.	158,086	4,119,721
Taubman Centers, Inc.	102,172	6,247,818
Terreno Realty Corp.	83,145	2,717,179
The GEO Group, Inc.	200,457	6,001,683
The Macerich Co.	198,583	11,400,650
TIER REIT, Inc.	108,647	1,756,822
UDR, Inc.	438,994	16,949,558
UMH Properties, Inc.	79,886	1,334,096
Universal Health Realty Income Trust (SBI)	38,916	2,791,834
Urban Edge Properties	150,104	3,578,479
Urstadt Biddle Properties, Inc. Class A	92,798	1,737,179
Ventas, Inc.	588,363	39,120,256
VEREIT, Inc.	1,614,393	13,351,030
Vornado Realty Trust	287,590	26,515,798
Washington REIT (SBI)	128,414	4,149,056
Weingarten Realty Investors (SBI)	198,541	5,974,099
Welltower, Inc.	608,921	44,171,129
Weyerhaeuser Co.	1,250,929	41,230,620
Whitestone REIT Class B	105,336	1,214,524
WP Carey, Inc. (b)	185,070	12,072,116
WP Glimcher, Inc.	352,285	2,687,935
Xenia Hotels & Resorts, Inc.	170,955	3,060,095
		1,632,086,739
Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	76,237	3,051,005
Altisource Portfolio Solutions SA (a)(b)	18,423	379,145
CBRE Group, Inc. (a)	502,108	17,513,527
Consolidated-Tomoka Land Co.	6,987	375,901
Forestar Group, Inc. (a)	61,936	876,394
FRP Holdings, Inc. (a)	3,842	161,748
HFF, Inc.	59,609	1,859,205
Howard Hughes Corp. (a)	58,205	7,459,553
Invitation Homes, Inc.	138,858	2,988,224
Jones Lang LaSalle, Inc.	79,229	9,148,573
Kennedy-Wilson Holdings, Inc.	159,048	3,117,341
Marcus & Millichap, Inc. (a)	19,559	472,937
Maui Land & Pineapple, Inc. (a)	31,310	594,890
RE/MAX Holdings, Inc.	27,266	1,449,188
Realogy Holdings Corp.	241,978	7,370,650
Stratus Properties, Inc.	12,801	352,668
Tejon Ranch Co. (a)	21,096	422,342
The St. Joe Co. (a)(b)	114,817	2,026,520
Transcontinental Realty Investors, Inc. (a)	20,697	411,249
Trinity Place Holdings, Inc. (a)(b)	7,019	46,957
		60,078,017

TOTAL REAL ESTATE		1,692,164,756

TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.9%
Alaska Communication Systems Group, Inc. (a)	135,810	298,782
AT&T, Inc.	10,261,986	395,394,321
Atlantic Tele-Network, Inc.	20,159	1,319,205
CenturyLink, Inc. (b)	896,977	22,379,576
Cincinnati Bell, Inc. (a)	63,133	1,073,261
Cogent Communications Group, Inc.	64,769	2,551,899
Consolidated Communications Holdings, Inc. (b)	94,065	1,873,775
FairPoint Communications, Inc. (a)	43,838	631,267
Frontier Communications Corp. (b)	1,974,123	2,586,101
General Communications, Inc. Class A (a)	45,133	1,669,470
Globalstar, Inc. (a)(b)	552,886	1,094,714
Hawaiian Telcom Holdco, Inc. (a)	15,790	396,645
IDT Corp. Class B	44,765	759,214
Intelsat SA (a)(b)	61,651	189,885
Iridium Communications, Inc. (a)(b)	122,967	1,217,373
Level 3 Communications, Inc. (a)	487,936	29,041,951
Lumos Networks Corp. (a)	30,848	552,796
Ooma, Inc. (a)	37,459	316,529
ORBCOMM, Inc. (a)	100,896	988,781
Pareteum Corp. (a)	2,527	1,718
PDVWireless, Inc. (a)(b)	18,833	450,109
Straight Path Communications, Inc. Class B (a)(b)	13,737	2,457,549
Verizon Communications, Inc.	6,814,026	317,806,173
Vonage Holdings Corp. (a)	343,700	2,374,967
Windstream Holdings, Inc. (b)	322,467	1,370,485
Zayo Group Holdings, Inc. (a)	163,519	5,258,771
		794,055,317
Wireless Telecommunication Services - 0.1%
Airgain, Inc. (b)	9,732	129,728
Boingo Wireless, Inc. (a)	75,566	1,214,346
NII Holdings, Inc. (a)(b)	134,717	76,519
Shenandoah Telecommunications Co.	75,836	2,324,373
Spok Holdings, Inc.	43,148	750,775
Sprint Corp. (a)(b)	1,060,173	9,000,869
T-Mobile U.S., Inc. (a)	474,409	31,984,655
Telephone & Data Systems, Inc.	160,373	4,575,442
U.S. Cellular Corp. (a)	27,310	1,091,308
		51,148,015

TOTAL TELECOMMUNICATION SERVICES		845,203,332

UTILITIES - 3.2%
Electric Utilities - 1.8%
Allete, Inc.	79,147	5,808,598
Alliant Energy Corp.	389,728	16,162,020
American Electric Power Co., Inc.	804,466	57,744,569
Duke Energy Corp.	1,165,118	99,827,310
Edison International	536,361	43,750,967
El Paso Electric Co.	80,794	4,362,876
Entergy Corp.	292,039	23,088,603
Eversource Energy	543,825	33,755,218
Exelon Corp.	1,543,936	56,060,316
FirstEnergy Corp.	753,599	22,035,235
Genie Energy Ltd. Class B	24,074	185,129
Great Plains Energy, Inc.	385,148	11,065,302
Hawaiian Electric Industries, Inc.	200,692	6,650,933
IDACORP, Inc.	94,946	8,288,786
MGE Energy, Inc.	60,635	3,947,339
NextEra Energy, Inc.	777,455	109,963,235
OGE Energy Corp.	327,535	11,670,072
Otter Tail Corp.	81,371	3,250,771
PG&E Corp.	833,060	56,964,643
Pinnacle West Capital Corp.	178,279	15,750,950
PNM Resources, Inc.	139,589	5,374,177
Portland General Electric Co.	147,815	6,997,562
PPL Corp.	1,126,831	44,971,825
Southern Co.	1,642,847	83,144,487
Spark Energy, Inc. Class A, (b)	12,291	538,960
Westar Energy, Inc.	233,686	12,373,674
Xcel Energy, Inc.	832,978	39,907,976
		783,641,533
Gas Utilities - 0.2%
Atmos Energy Corp.	177,568	14,793,190
Chesapeake Utilities Corp.	27,662	2,053,904
Delta Natural Gas Co., Inc.	3,078	92,371
Gas Natural, Inc.	8,386	106,502
National Fuel Gas Co. (b)	143,599	8,150,679
New Jersey Resources Corp.	144,194	6,041,729
Northwest Natural Gas Co.	56,327	3,450,029
ONE Gas, Inc.	93,649	6,616,302
South Jersey Industries, Inc.	141,912	5,167,016
Southwest Gas Holdings, Inc.	71,765	5,710,341
Spire, Inc.	80,546	5,706,684
UGI Corp.	292,531	14,971,737
WGL Holdings, Inc.	83,926	6,944,037
		79,804,521
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp. (a)	640,548	8,231,042
Dynegy, Inc. (a)(b)	202,883	1,677,842
NRG Energy, Inc.	514,342	8,260,333
NRG Yield, Inc.:
Class A	44,523	765,796
Class C	119,926	2,122,690
Ormat Technologies, Inc.	63,023	3,751,129
Pattern Energy Group, Inc. (b)	114,646	2,586,414
TerraForm Global, Inc. (a)	98,063	480,509
Terraform Power, Inc. (a)(b)	129,794	1,606,850
The AES Corp.	1,064,275	12,430,732
U.S. Geothermal, Inc. (a)	27,201	102,004
Vivint Solar, Inc. (a)(b)	34,907	111,702
		42,127,043
Multi-Utilities - 1.0%
Ameren Corp.	391,147	22,197,592
Avangrid, Inc.	108,887	4,946,736
Avista Corp.	107,062	4,586,536
Black Hills Corp.	88,586	6,160,270
CenterPoint Energy, Inc.	722,368	20,666,948
CMS Energy Corp.	446,404	21,164,014
Consolidated Edison, Inc.	502,029	41,562,981
Dominion Resources, Inc.	1,047,947	84,642,679
DTE Energy Co.	298,717	32,715,486
MDU Resources Group, Inc.	326,312	8,885,476
NiSource, Inc.	533,707	13,913,741
NorthWestern Energy Corp.	78,122	4,840,439
Public Service Enterprise Group, Inc.	836,350	37,560,479
SCANA Corp.	237,181	16,175,744
Sempra Energy	415,834	48,440,503
Unitil Corp.	55,250	2,628,795
Vectren Corp.	147,188	9,028,512
WEC Energy Group, Inc.	517,970	32,507,797
		412,624,728
Water Utilities - 0.1%
American States Water Co.	53,320	2,441,523
American Water Works Co., Inc.	287,864	22,505,208
Aqua America, Inc.	290,978	9,512,071
AquaVenture Holdings Ltd. (b)	15,365	260,437
Artesian Resources Corp. Class A	60,524	2,126,208
Cadiz, Inc. (a)(b)	33,186	502,768
California Water Service Group	83,616	2,897,294
Connecticut Water Service, Inc.	31,367	1,664,333
Middlesex Water Co.	39,650	1,400,438
Pure Cycle Corp. (a)	17,116	133,505
SJW Corp.	29,404	1,412,568
York Water Co.	40,150	1,328,965
		46,185,318

TOTAL UTILITIES		1,364,383,143

TOTAL COMMON STOCKS
(Cost $27,470,063,319)		41,939,409,373
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.56% to 0.87% 8/17/17 to 10/12/17 (d)
(Cost $14,961,941)	15,000,000	14,954,130
	Shares	Value

Money Market Funds - 4.4%
Fidelity Cash Central Fund, 0.86% (e)	200,906,236	$200,946,418
Fidelity Securities Lending Cash Central Fund 0.87% (c)(e)	1,660,822,995	1,660,989,077
TOTAL MONEY MARKET FUNDS
(Cost $1,861,786,089)		1,861,935,495
TOTAL INVESTMENT PORTFOLIO - 103.8%
(Cost $29,346,811,349)		43,816,298,998
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(1,606,303,000)
NET ASSETS - 100%		$42,209,995,998

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,829 CME E-mini S&P 500 Index Contracts (United States)	June 2017	220,495,095	$4,458,447
93 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2017	15,996,000	132,795
474 ICE Russell 2000 Index Contracts (United States)	June 2017	32,447,670	145,723
TOTAL FUTURES CONTRACTS			$4,736,965

The face value of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,897,385.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$475,064
Fidelity Securities Lending Cash Central Fund	2,471,494
Total	$2,946,558

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$5,397,654,027	$5,397,654,027	$--	$--
Consumer Staples	3,498,369,288	3,498,369,288	--	--
Energy	2,349,641,770	2,349,641,770	--	--
Financials	6,008,135,880	6,008,135,880	--	--
Health Care	5,600,553,781	5,599,899,846	--	653,935
Industrials	4,497,524,915	4,497,524,915	--	--
Information Technology	9,310,643,618	9,310,643,618	--	--
Materials	1,375,134,863	1,375,134,863	--	--
Real Estate	1,692,164,756	1,692,164,756	--	--
Telecommunication Services	845,203,332	845,203,332	--	--
Utilities	1,364,383,143	1,364,383,143	--	--
U.S. Government and Government Agency Obligations	14,954,130	--	14,954,130	--
Money Market Funds	1,861,935,495	1,861,935,495	--	--
Total Investments in Securities:	$43,816,298,998	$43,800,690,933	$14,954,130	$653,935
Derivative Instruments:
Assets
Futures Contracts	$4,736,965	$4,736,965	$--	$--
Total Assets	$4,736,965	$4,736,965	$--	$--
Total Derivative Instruments:	$4,736,965	$4,736,965	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $29,498,785,230. Net unrealized appreciation aggregated $14,317,513,768, of which $16,215,670,417 related to appreciated investment securities and $1,898,156,649 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Index Fund

May 31, 2017

SPI-QTLY-0717
1.816029.112

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Australia - 6.5%
AGL Energy Ltd.	886,792	$17,362,827
Alumina Ltd.	3,228,639	4,606,157
Amcor Ltd. (a)	1,527,212	17,407,753
AMP Ltd.	3,893,961	14,611,709
APA Group unit	1,465,451	10,431,694
Aristocrat Leisure Ltd.	714,107	11,567,455
ASX Ltd.	254,223	9,656,588
Aurizon Holdings Ltd.	2,704,302	11,051,874
Australia & New Zealand Banking Group Ltd.	3,857,864	80,293,070
Bank of Queensland Ltd.	506,488	4,200,020
Bendigo & Adelaide Bank Ltd.	618,318	5,177,902
BHP Billiton Ltd.	4,232,505	74,404,044
BlueScope Steel Ltd.	710,000	6,067,003
Boral Ltd.	1,544,964	7,863,701
Brambles Ltd.	2,093,329	16,129,997
Caltex Australia Ltd.	344,032	8,451,226
Challenger Ltd.	750,935	7,136,593
Cimic Group Ltd.	128,395	3,863,858
Coca-Cola Amatil Ltd.	750,797	5,210,597
Cochlear Ltd.	75,707	8,246,287
Commonwealth Bank of Australia	2,271,236	134,420,679
Computershare Ltd.	612,380	6,556,967
Crown Ltd.	479,930	4,618,125
CSL Ltd. (a)	601,043	57,741,561
DEXUS Property Group unit	1,277,327	9,861,334
Dominos Pizza Enterprises Ltd.	82,601	3,527,317
Flight Centre Travel Group Ltd.	75,350	2,002,160
Fortescue Metals Group Ltd.	2,047,944	7,380,365
Goodman Group unit	2,359,104	14,899,924
Harvey Norman Holdings Ltd. (b)	728,639	2,041,135
Healthscope Ltd.	2,294,037	3,443,260
Incitec Pivot Ltd.	2,222,296	5,647,368
Insurance Australia Group Ltd.	3,127,758	14,781,153
Lendlease Group unit	727,560	8,828,218
Macquarie Group Ltd.	419,652	27,954,880
Medibank Private Ltd.	3,637,273	7,432,358
Mirvac Group unit	4,885,490	8,276,772
National Australia Bank Ltd.	3,501,246	78,136,256
Newcrest Mining Ltd.	1,010,795	15,877,646
Orica Ltd.	493,662	7,218,930
Origin Energy Ltd. (a)	2,311,148	13,223,199
Qantas Airways Ltd.	709,284	2,640,438
QBE Insurance Group Ltd.	1,808,342	17,333,582
Ramsay Health Care Ltd.	186,523	9,553,416
realestate.com.au Ltd.	69,251	3,301,993
Rio Tinto Ltd.	558,818	26,080,578
Santos Ltd. (a)	2,413,170	6,024,836
Scentre Management Ltd. A/S Trustee South Carolina unit	7,016,645	22,210,439
SEEK Ltd.	435,986	5,471,674
Sonic Healthcare Ltd.	519,420	8,938,719
South32 Ltd.	7,009,969	13,751,120
SP AusNet	2,364,576	2,978,112
Stockland Corp. Ltd. unit	3,170,318	11,118,927
Suncorp Group Ltd.	1,701,926	17,502,287
Sydney Airport unit	1,451,442	8,023,995
Tabcorp Holdings Ltd.	1,088,621	3,704,761
Tatts Group Ltd.	1,934,665	6,037,722
Telstra Corp. Ltd.	5,508,222	17,999,705
The GPT Group unit	2,378,698	9,261,656
TPG Telecom Ltd.	485,696	2,125,680
Transurban Group unit	2,692,104	24,644,532
Treasury Wine Estates Ltd.	973,000	9,413,299
Vicinity Centers unit	4,446,053	9,118,046
Wesfarmers Ltd.	1,489,671	47,264,632
Westfield Corp. unit	2,602,705	16,399,811
Westpac Banking Corp.	4,410,029	99,918,422
Woodside Petroleum Ltd.	999,379	23,874,222
Woolworths Ltd.	1,696,159	32,831,621

TOTAL AUSTRALIA		1,215,134,187

Austria - 0.2%
Andritz AG	96,171	5,770,080
Erste Group Bank AG	396,145	14,373,806
IMMOEAST AG (a)(b)	321,410	4
OMV AG	193,813	10,103,289
Raiffeisen International Bank-Holding AG (a)	192,109	5,060,642
Voestalpine AG	150,326	6,806,253

TOTAL AUSTRIA		42,114,074

Bailiwick of Jersey - 1.2%
Experian PLC	1,250,710	26,073,703
Glencore Xstrata PLC	16,117,207	59,204,480
Petrofac Ltd.	339,550	1,662,474
Randgold Resources Ltd.	123,631	11,727,582
Shire PLC	1,190,434	68,559,888
Wolseley PLC	332,476	21,941,469
WPP PLC	1,685,541	37,928,968

TOTAL BAILIWICK OF JERSEY		227,098,564

Belgium - 1.1%
Ageas	256,485	10,356,561
Anheuser-Busch InBev SA NV	1,004,043	117,329,728
Colruyt NV	87,893	4,863,173
Groupe Bruxelles Lambert SA	105,333	10,234,001
KBC Groep NV	329,911	24,823,158
Proximus	199,127	7,156,940
Solvay SA Class A	97,501	12,749,030
Telenet Group Holding NV (a)	69,566	4,610,671
UCB SA	166,693	11,763,333
Umicore SA	125,315	8,299,953

TOTAL BELGIUM		212,186,548

Bermuda - 0.4%
Cheung Kong Infrastructure Holdings Ltd.	872,450	7,518,080
Hongkong Land Holdings Ltd.	1,547,400	11,698,344
Jardine Matheson Holdings Ltd.	285,900	18,266,151
Jardine Strategic Holdings Ltd.	291,700	12,242,649
Kerry Properties Ltd.	848,681	3,000,451
Li & Fung Ltd.	7,669,246	3,159,207
NWS Holdings Ltd.	2,020,104	3,909,268
Shangri-La Asia Ltd.	1,633,380	2,498,526
Yue Yuen Industrial (Holdings) Ltd.	973,500	3,878,984

TOTAL BERMUDA		66,171,660

British Virgin Islands - 0.0%
First Pacific Co. Ltd.	2,818,665	2,206,448
Cayman Islands - 0.6%
ASM Pacific Technology Ltd.	319,829	4,588,598
Cheung Kong Property Holdings Ltd.	3,542,425	26,593,588
CK Hutchison Holdings Ltd.	3,558,925	46,401,599
Melco Crown Entertainment Ltd. sponsored ADR	324,322	7,323,191
MGM China Holdings Ltd.	1,243,600	2,760,878
Sands China Ltd.	3,185,200	14,694,540
WH Group Ltd.	10,595,000	9,925,313
Wynn Macau Ltd.	2,055,600	4,563,574

TOTAL CAYMAN ISLANDS		116,851,281

Denmark - 1.7%
A.P. Moller - Maersk A/S:
Series A	4,956	8,996,688
Series B	8,613	16,415,279
Carlsberg A/S Series B	140,892	15,341,524
Christian Hansen Holding A/S	130,298	9,124,766
Coloplast A/S Series B	156,595	13,411,546
Danske Bank A/S	963,005	36,170,226
DONG Energy A/S	193,932	8,467,291
DSV de Sammensluttede Vognmaend A/S	250,370	15,242,001
Genmab A/S (a)	75,534	16,118,757
H Lundbeck A/S	89,000	4,748,763
ISS Holdings A/S	220,505	9,141,294
Novo Nordisk A/S Series B	2,392,402	101,568,284
Novozymes A/S Series B	304,291	13,777,412
Pandora A/S	146,455	13,879,213
TDC A/S	1,064,058	6,352,417
Tryg A/S	149,914	3,083,658
Vestas Wind Systems A/S	292,098	25,961,032
William Demant Holding A/S (a)	156,759	4,112,247

TOTAL DENMARK		321,912,398

Finland - 1.0%
Elisa Corp. (A Shares)	187,411	7,299,011
Fortum Corp.	584,267	9,306,849
Kone Oyj (B Shares)	445,095	22,054,888
Metso Corp.	148,757	5,059,975
Neste Oyj	168,568	6,701,481
Nokia Corp.	7,688,762	48,677,960
Nokian Tyres PLC	152,111	6,216,392
Orion Oyj (B Shares)	135,262	8,752,122
Sampo Oyj (A Shares) (b)	589,653	29,959,750
Stora Enso Oyj (R Shares)	723,747	9,154,619
UPM-Kymmene Corp.	703,371	19,832,308
Wartsila Corp.	194,556	11,550,604

TOTAL FINLAND		184,565,959

France - 9.5%
Accor SA	240,214	11,404,973
Aeroports de Paris	38,998	5,960,133
Air Liquide SA	223,679	27,262,774
Alstom SA	202,239	7,083,634
Arkema SA	89,487	9,350,856
Atos Origin SA	124,361	17,839,809
AXA SA	2,556,235	68,257,045
BIC SA	37,901	4,630,150
BNP Paribas SA	1,478,189	104,314,093
Bollore Group (a)	7,144	32,422
Bollore Group	1,139,438	5,247,949
Bouygues SA	274,020	11,737,191
Bureau Veritas SA	349,171	8,003,683
Capgemini SA	214,877	22,245,772
Carrefour SA	746,138	19,483,357
Casino Guichard Perrachon SA	72,618	4,477,675
Christian Dior SA	71,754	20,489,754
CNP Assurances	226,185	4,974,983
Compagnie de St. Gobain	657,836	36,782,733
Credit Agricole SA	1,479,469	22,669,155
Danone SA	778,066	57,833,004
Dassault Aviation SA	3,018	4,500,923
Dassault Systemes SA	169,690	15,657,630
Edenred SA (b)	275,888	7,276,893
EDF SA	514,036	5,538,827
EDF SA (a)	200,740	2,163,008
Eiffage SA	92,329	8,395,954
ENGIE	2,226,177	33,973,041
Essilor International SA	273,175	36,318,199
Eurazeo SA	54,250	3,880,770
Eutelsat Communications	230,413	5,927,309
Fonciere des Regions	43,679	4,070,582
Gecina SA	54,326	8,351,560
Groupe Eurotunnel SA	614,918	7,242,704
Hermes International SCA	28,241	13,957,206
ICADE	49,334	3,977,447
Iliad SA	34,828	9,033,739
Imerys SA	47,196	4,094,021
Ingenico SA (b)	72,900	7,086,952
Ipsen SA	49,000	6,178,706
JCDecaux SA	98,415	3,257,488
Kering SA	99,742	32,986,100
Klepierre SA	290,470	12,131,814
L'Oreal SA (a)	201,944	43,204,305
L'Oreal SA	130,284	27,873,220
Lagardere S.C.A. (Reg.)	155,010	4,872,171
Legrand SA	352,255	24,149,916
LVMH Moet Hennessy - Louis Vuitton SA	367,354	93,896,473
Michelin CGDE Series B	226,505	28,624,396
Natixis SA (b)	1,234,922	8,157,028
Orange SA	2,628,654	46,186,089
Pernod Ricard SA	279,783	37,998,173
Peugeot Citroen SA	639,474	12,607,097
Publicis Groupe SA	265,605	20,333,737
Remy Cointreau SA	30,252	3,312,720
Renault SA	235,709	22,000,878
Rexel SA	397,287	6,997,864
Safran SA	412,369	36,502,896
Sanofi SA	1,529,777	151,530,152
Schneider Electric SA	740,681	57,044,937
SCOR SE	215,289	8,470,301
SEB SA	30,271	5,311,570
Societe Generale Series A	1,010,800	52,992,953
Sodexo SA	77,845	10,620,460
Sodexo SA	36,744	5,013,015
Sodexo SA (a)	6,851	934,688
Suez Environnement SA	445,721	8,131,379
Thales SA	139,632	15,422,043
Total SA	3,069,005	162,129,485
Unibail-Rodamco	130,945	33,780,841
Valeo SA	314,849	21,917,898
Veolia Environnement SA	630,668	13,879,902
VINCI SA	669,031	58,517,950
Vivendi SA	1,355,692	29,417,307
Wendel SA	36,970	5,639,808
Zodiac Aerospace	266,758	7,066,044

TOTAL FRANCE		1,770,619,714

Germany - 8.8%
adidas AG	248,044	47,438,499
Allianz SE	602,392	115,870,182
Axel Springer Verlag AG	57,714	3,628,056
BASF AG	1,210,848	114,039,679
Bayer AG	1,090,003	144,831,655
Bayerische Motoren Werke AG (BMW)	436,089	40,802,153
Beiersdorf AG	133,360	14,321,832
Brenntag AG	202,931	11,740,071
Commerzbank AG (a)	1,401,172	14,776,774
Continental AG	144,969	32,244,483
Covestro AG	120,059	8,979,530
Daimler AG (Germany)	1,268,719	92,083,172
Deutsche Bank AG	2,725,654	47,688,523
Deutsche Borse AG	253,931	26,380,233
Deutsche Lufthansa AG	306,260	5,950,123
Deutsche Post AG	1,278,486	46,697,628
Deutsche Telekom AG	4,314,311	85,903,880
Deutsche Wohnen AG (Bearer)	467,005	18,316,760
E.ON AG	2,899,375	25,365,616
Evonik Industries AG	215,553	7,422,847
Fraport AG Frankfurt Airport Services Worldwide	54,440	4,413,569
Fresenius Medical Care AG & Co. KGaA	283,079	27,075,332
Fresenius SE & Co. KGaA	540,258	46,251,759
GEA Group AG	240,948	9,899,716
Hannover Reuck SE	79,709	9,491,357
HeidelbergCement Finance AG	196,096	18,257,174
Henkel AG & Co. KGaA	136,096	16,901,264
Hochtief AG	26,181	4,815,957
Hugo Boss AG	88,183	6,640,017
Infineon Technologies AG	1,492,592	33,052,718
Innogy SE	182,970	7,508,352
K&S AG (b)	251,577	6,436,420
Lanxess AG	120,379	8,983,179
Linde AG	244,789	46,733,484
MAN SE	47,785	5,051,757
Merck KGaA	170,235	20,548,038
Metro AG	234,409	7,847,036
Muenchener Rueckversicherungs AG	212,380	41,936,747
OSRAM Licht AG	117,323	8,984,451
ProSiebenSat.1 Media AG	306,596	13,028,035
RWE AG (a)	670,137	13,610,595
SAP AG	1,295,723	139,234,201
Schaeffler AG	219,988	3,633,951
Siemens AG	1,008,195	144,190,702
Symrise AG	162,691	11,691,089
Telefonica Deutschland Holding AG	981,353	4,881,440
Thyssenkrupp AG	484,478	12,849,468
TUI AG	375,389	5,794,366
TUI AG	277,478	4,282,825
United Internet AG	162,251	8,925,500
Volkswagen AG	43,216	6,790,398
Vonovia SE	613,550	24,105,868
Zalando SE (a)	145,883	6,966,440

TOTAL GERMANY		1,635,294,901

Hong Kong - 2.4%
AIA Group Ltd.	15,890,800	112,667,445
Bank of East Asia Ltd.	1,598,312	6,748,043
BOC Hong Kong (Holdings) Ltd.	4,867,066	21,953,965
CLP Holdings Ltd.	2,163,657	23,656,387
Galaxy Entertainment Group Ltd.	3,093,000	17,881,136
Hang Lung Group Ltd.	1,157,000	4,795,747
Hang Lung Properties Ltd.	2,943,423	7,611,112
Hang Seng Bank Ltd.	1,004,901	21,213,366
Henderson Land Development Co. Ltd.	1,548,552	10,005,658
HK Electric Investments & HK Electric Investments Ltd. unit	3,454,000	3,164,761
Hong Kong & China Gas Co. Ltd.	10,015,804	21,413,182
Hong Kong Exchanges and Clearing Ltd.	1,530,864	38,642,158
Hysan Development Co. Ltd.	816,677	3,856,724
Link (REIT)	2,933,308	23,150,117
MTR Corp. Ltd.	1,943,706	11,074,750
New World Development Co. Ltd.	7,413,651	9,228,355
PCCW Ltd.	5,605,863	3,266,019
Power Assets Holdings Ltd.	1,827,176	16,366,515
Sino Land Ltd.	4,041,610	7,032,901
SJM Holdings Ltd.	2,603,000	2,525,320
Sun Hung Kai Properties Ltd.	1,903,676	28,167,139
Swire Pacific Ltd. (A Shares)	719,384	7,080,706
Swire Properties Ltd.	1,536,800	5,127,564
Techtronic Industries Co. Ltd.	1,810,500	8,561,629
Wharf Holdings Ltd.	1,584,585	13,481,849
Wheelock and Co. Ltd.	1,108,000	8,289,507

TOTAL HONG KONG		436,962,055

Ireland - 0.6%
Bank of Ireland (a)	36,107,097	9,775,179
CRH PLC	1,092,689	39,471,755
DCC PLC (United Kingdom)	116,731	11,092,152
James Hardie Industries PLC CDI	580,921	8,451,773
Kerry Group PLC Class A	207,515	18,320,270
Paddy Power Betfair PLC (Ireland)	104,499	10,946,520
Ryanair Holdings PLC (a)	250,317	5,090,538

TOTAL IRELAND		103,148,187

Isle of Man - 0.0%
Genting Singapore PLC	7,951,659	6,781,309
Israel - 0.5%
Azrieli Group	55,550	2,985,699
Bank Hapoalim BM (Reg.)	1,401,386	9,333,074
Bank Leumi le-Israel BM	1,903,782	9,312,971
Bezeq The Israel Telecommunication Corp. Ltd.	2,735,067	4,745,387
Check Point Software Technologies Ltd. (a)(b)	172,921	19,375,798
Elbit Systems Ltd. (Israel)	30,963	3,764,778
Frutarom Industries Ltd.	50,547	3,286,426
Israel Chemicals Ltd.	674,205	2,856,317
Mizrahi Tefahot Bank Ltd.	183,409	3,267,131
NICE Systems Ltd.	70,214	5,463,469
NICE Systems Ltd. sponsored ADR (b)	8,696	677,505
Taro Pharmaceutical Industries Ltd. (a)(b)	18,773	2,001,390
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,203,302	33,523,994

TOTAL ISRAEL		100,593,939

Italy - 1.9%
Assicurazioni Generali SpA	1,636,997	25,836,834
Atlantia SpA	591,010	16,451,717
Enel SpA	10,603,869	56,766,682
Eni SpA	3,352,329	53,285,476
Intesa Sanpaolo SpA	16,598,907	47,601,367
Intesa Sanpaolo SpA (Risparmio Shares)	1,351,357	3,667,601
Leonardo SpA	532,737	9,383,698
Luxottica Group SpA	223,213	13,527,764
Mediobanca SpA	745,187	7,065,173
Poste Italiane SpA	690,259	4,854,019
Prysmian SpA	257,410	7,162,531
Recordati SpA	135,000	5,430,667
Saipem SpA (a)	800,383	3,245,788
Snam Rete Gas SpA	3,209,312	14,716,347
Telecom Italia SpA (a)	15,014,826	14,095,182
Terna SpA	1,996,120	11,278,977
UniCredit SpA	2,631,158	46,020,425
Unipolsai SpA	1,502,092	3,401,748

TOTAL ITALY		343,791,996

Japan - 22.5%
ABC-MART, Inc.	43,500	2,541,264
ACOM Co. Ltd. (a)	529,800	2,238,794
AEON Co. Ltd.	859,600	12,985,199
AEON Financial Service Co. Ltd.	147,000	3,019,639
AEON MALL Co. Ltd.	148,440	2,778,475
Air Water, Inc.	197,600	3,554,124
Aisin Seiki Co. Ltd.	251,600	12,403,937
Ajinomoto Co., Inc.	716,266	15,334,236
Alfresa Holdings Corp.	248,100	4,785,026
All Nippon Airways Ltd.	1,489,000	4,879,080
Alps Electric Co. Ltd.	247,300	6,944,497
Amada Holdings Co. Ltd.	450,000	5,241,535
Aozora Bank Ltd.	1,549,000	5,692,488
Asahi Glass Co. Ltd.	1,328,677	10,845,364
Asahi Group Holdings	509,803	20,350,691
Asahi Kasei Corp.	1,664,727	16,000,920
Asics Corp.	211,700	3,547,767
Astellas Pharma, Inc.	2,840,100	35,897,742
Bandai Namco Holdings, Inc.	263,250	9,400,937
Bank of Kyoto Ltd.	419,000	3,537,381
Benesse Holdings, Inc.	87,400	3,207,955
Bridgestone Corp.	857,679	36,026,390
Brother Industries Ltd.	310,700	6,895,716
Calbee, Inc.	105,800	4,098,257
Canon, Inc.	1,406,544	48,344,558
Casio Computer Co. Ltd.	288,400	4,478,989
Central Japan Railway Co.	190,100	31,128,339
Chiba Bank Ltd.	921,674	6,050,176
Chubu Electric Power Co., Inc.	848,764	11,522,498
Chugai Pharmaceutical Co. Ltd.	295,325	11,226,350
Chugoku Electric Power Co., Inc.	366,500	4,172,971
Coca-Cola West Co. Ltd.	164,600	5,305,842
Concordia Financial Group Ltd.	1,538,184	7,081,896
Credit Saison Co. Ltd.	193,952	3,600,590
CYBERDYNE, Inc. (a)(b)	146,600	2,022,617
Dai Nippon Printing Co. Ltd.	701,242	7,794,392
Dai-ichi Mutual Life Insurance Co.	1,420,400	23,656,233
Daicel Chemical Industries Ltd.	368,700	4,364,476
Daiichi Sankyo Kabushiki Kaisha	791,470	17,355,168
Daikin Industries Ltd.	329,094	32,255,669
Dainippon Sumitomo Pharma Co. Ltd.	210,200	3,207,567
Daito Trust Construction Co. Ltd.	92,463	14,585,360
Daiwa House Industry Co. Ltd.	745,284	24,353,795
Daiwa House REIT Investment Corp.	1,876	4,831,018
Daiwa Securities Group, Inc.	2,184,985	13,287,471
DeNA Co. Ltd.	137,900	3,049,364
DENSO Corp.	628,038	26,771,715
Dentsu, Inc.	285,000	14,513,770
Disco Corp.	36,500	6,294,808
Don Quijote Holdings Co. Ltd.	155,100	6,063,955
East Japan Railway Co.	436,200	41,808,244
Eisai Co. Ltd.	332,578	17,525,284
Electric Power Development Co. Ltd.	192,380	5,108,710
FamilyMart Co. Ltd.	107,700	6,048,704
Fanuc Corp.	255,572	50,307,545
Fast Retailing Co. Ltd.	69,600	23,315,214
Fuji Electric Co. Ltd.	735,153	3,936,305
Fujifilm Holdings Corp.	574,205	20,935,799
Fujitsu Ltd.	2,533,075	18,476,009
Fukuoka Financial Group, Inc.	1,012,300	4,551,922
Hakuhodo DY Holdings, Inc.	280,700	3,713,097
Hamamatsu Photonics K.K.	187,600	5,971,016
Hankyu Hanshin Holdings, Inc.	318,500	11,460,248
Hikari Tsushin, Inc.	28,000	2,836,659
Hino Motors Ltd.	340,300	4,132,763
Hirose Electric Co. Ltd.	42,312	5,646,694
Hiroshima Bank Ltd.	657,000	2,681,391
Hisamitsu Pharmaceutical Co., Inc.	81,700	4,108,975
Hitachi Chemical Co. Ltd.	137,200	3,784,614
Hitachi Construction Machinery Co. Ltd.	141,500	3,282,289
Hitachi High-Technologies Corp.	91,000	3,615,350
Hitachi Ltd.	6,370,271	38,463,207
Hitachi Metals Ltd.	283,500	3,775,734
Honda Motor Co. Ltd.	2,218,660	62,156,245
Hoshizaki Corp.	66,600	5,863,205
Hoya Corp.	513,716	25,298,484
Hulic Co. Ltd.	391,100	3,693,820
Idemitsu Kosan Co. Ltd.	115,600	3,235,756
IHI Corp. (a)	1,935,185	7,268,957
Iida Group Holdings Co. Ltd.	194,100	3,203,745
INPEX Corp.	1,251,800	11,512,039
Isetan Mitsukoshi Holdings Ltd.	440,787	4,445,680
Isuzu Motors Ltd.	782,900	9,564,458
Itochu Corp.	1,969,486	27,972,925
J. Front Retailing Co. Ltd.	316,200	4,468,199
Japan Airlines Co. Ltd.	153,000	4,482,935
Japan Airport Terminal Co. Ltd.	61,400	2,406,104
Japan Exchange Group, Inc.	686,900	11,102,041
Japan Post Bank Co. Ltd.	532,000	6,600,163
Japan Post Holdings Co. Ltd.	591,700	7,223,281
Japan Prime Realty Investment Corp.	1,098	4,198,673
Japan Real Estate Investment Corp.	1,721	9,043,991
Japan Retail Fund Investment Corp.	3,365	6,541,621
Japan Tobacco, Inc.	1,451,400	54,530,703
JFE Holdings, Inc.	687,375	11,460,388
JGC Corp.	271,917	4,112,514
JSR Corp.	253,016	4,244,729
JTEKT Corp.	294,500	4,422,154
JX Holdings, Inc.	4,056,800	17,670,432
Kajima Corp.	1,184,317	9,100,260
Kakaku.com, Inc.	185,900	2,647,082
Kamigumi Co. Ltd.	306,663	3,137,239
Kaneka Corp.	370,559	2,807,214
Kansai Electric Power Co., Inc.	927,036	12,978,504
Kansai Paint Co. Ltd.	287,900	6,225,919
Kao Corp.	664,450	41,894,847
Kawasaki Heavy Industries Ltd.	1,870,945	5,372,104
KDDI Corp.	2,417,700	67,101,126
Keihan Electric Railway Co., Ltd.	670,000	4,428,352
Keihin Electric Express Railway Co. Ltd.	616,061	7,331,543
Keio Corp.	761,410	6,325,031
Keisei Electric Railway Co.	181,100	4,617,846
Keyence Corp.	128,224	58,247,850
Kikkoman Corp.	194,149	6,083,043
Kintetsu Group Holdings Co. Ltd.	2,388,100	9,207,392
Kirin Holdings Co. Ltd.	1,083,456	22,857,742
Kobe Steel Ltd. (a)	408,700	3,738,267
Koito Manufacturing Co. Ltd.	148,700	7,827,729
Komatsu Ltd.	1,216,645	29,536,533
Konami Holdings Corp.	122,600	6,022,068
Konica Minolta, Inc.	596,000	4,687,278
Kose Corp.	39,900	4,305,237
Kubota Corp.	1,394,564	22,061,184
Kuraray Co. Ltd.	468,786	8,427,566
Kurita Water Industries Ltd.	133,900	3,543,665
Kyocera Corp.	422,804	24,360,382
Kyowa Hakko Kirin Co., Ltd.	340,689	5,826,320
Kyushu Electric Power Co., Inc.	561,770	6,959,354
Kyushu Financial Group, Inc.	453,100	2,786,105
Kyushu Railway Co.	197,000	6,679,323
Lawson, Inc.	82,716	5,638,879
LINE Corp. (b)	57,700	2,053,933
Lion Corp.	315,900	6,685,956
LIXIL Group Corp.	349,559	8,499,886
M3, Inc.	256,100	7,365,043
Mabuchi Motor Co. Ltd.	64,442	3,630,863
Makita Corp.	296,100	11,148,867
Marubeni Corp.	2,170,844	13,407,289
Marui Group Co. Ltd.	275,049	4,000,939
Maruichi Steel Tube Ltd.	73,700	2,159,427
Mazda Motor Corp.	750,700	10,242,177
McDonald's Holdings Co. (Japan) Ltd. (b)	88,000	3,150,519
Mebuki Financial Group, Inc.	1,236,110	4,832,827
Medipal Holdings Corp.	225,500	4,149,607
Meiji Holdings Co. Ltd.	151,058	12,357,431
Minebea Mitsumi, Inc.	501,000	8,174,330
Miraca Holdings, Inc.	74,500	3,131,354
Misumi Group, Inc.	362,100	8,173,815
Mitsubishi Chemical Holdings Corp.	1,786,075	13,522,563
Mitsubishi Corp.	1,989,202	39,837,924
Mitsubishi Electric Corp.	2,546,406	35,109,363
Mitsubishi Estate Co. Ltd.	1,647,723	30,774,854
Mitsubishi Gas Chemical Co., Inc.	239,833	4,946,082
Mitsubishi Heavy Industries Ltd.	4,223,256	16,652,785
Mitsubishi Materials Corp.	146,993	4,147,658
Mitsubishi Motors Corp. of Japan	881,000	5,711,585
Mitsubishi Tanabe Pharma Corp.	296,300	6,589,498
Mitsubishi UFJ Financial Group, Inc.	15,865,830	98,452,256
Mitsubishi UFJ Lease & Finance Co. Ltd.	600,600	3,064,009
Mitsui & Co. Ltd.	2,246,123	30,330,266
Mitsui Chemicals, Inc.	1,211,683	6,017,387
Mitsui Fudosan Co. Ltd.	1,174,477	27,795,072
Mitsui OSK Lines Ltd.	1,503,285	4,316,430
mixi, Inc.	59,500	3,733,860
Mizuho Financial Group, Inc.	31,758,600	55,192,029
MS&AD Insurance Group Holdings, Inc.	660,684	23,176,139
Murata Manufacturing Co. Ltd.	252,354	34,976,378
Nabtesco Corp.	149,700	4,393,002
Nagoya Railroad Co. Ltd.	1,218,000	5,685,833
NEC Corp.	3,438,547	8,910,727
New Hampshire Foods Ltd.	227,740	7,145,792
Nexon Co. Ltd.	228,600	4,316,051
NGK Insulators Ltd.	344,609	6,920,184
NGK Spark Plug Co. Ltd.	235,000	4,776,388
Nidec Corp.	314,484	31,164,442
Nikon Corp.	448,038	6,905,651
Nintendo Co. Ltd.	149,396	45,291,864
Nippon Building Fund, Inc.	1,860	9,908,804
Nippon Electric Glass Co. Ltd.	559,000	3,896,596
Nippon Express Co. Ltd.	1,093,546	6,743,945
Nippon Paint Holdings Co. Ltd.	214,300	8,523,625
Nippon Prologis REIT, Inc.	2,076	4,511,902
Nippon Steel & Sumitomo Metal Corp.	1,057,463	22,500,330
Nippon Telegraph & Telephone Corp.	911,700	43,845,218
Nippon Yusen KK	2,125,578	3,857,708
Nissan Chemical Industries Co. Ltd.	162,500	5,700,339
Nissan Motor Co. Ltd.	3,104,648	29,761,360
Nisshin Seifun Group, Inc.	262,623	4,337,133
Nissin Food Holdings Co. Ltd.	79,123	4,993,858
Nitori Holdings Co. Ltd.	105,200	15,378,673
Nitto Denko Corp.	217,494	17,460,399
NKSJ Holdings, Inc.	465,003	17,945,127
NOK Corp.	125,100	2,738,080
Nomura Holdings, Inc.	4,779,047	28,529,621
Nomura Real Estate Holdings, Inc. (b)	164,000	3,533,219
Nomura Real Estate Master Fund, Inc.	5,237	7,877,961
Nomura Research Institute Ltd.	174,455	6,639,529
NSK Ltd.	579,876	6,911,389
NTT Data Corp.	166,800	8,991,386
NTT DOCOMO, Inc.	1,826,500	44,886,168
Obayashi Corp.	855,304	9,452,750
OBIC Co. Ltd.	85,500	4,964,018
Odakyu Electric Railway Co. Ltd.	388,600	7,789,544
Oji Holdings Corp.	1,067,352	5,233,157
Olympus Corp.	383,829	14,018,856
OMRON Corp.	253,560	10,600,296
Ono Pharmaceutical Co. Ltd.	544,400	11,315,655
Oracle Corp. Japan	50,800	2,990,664
Oriental Land Co. Ltd.	287,624	18,579,342
ORIX Corp.	1,743,880	27,524,174
Osaka Gas Co. Ltd.	2,461,525	9,719,412
Otsuka Corp.	69,000	4,242,799
Otsuka Holdings Co. Ltd.	514,800	23,218,293
Panasonic Corp.	2,908,273	37,293,886
Park24 Co. Ltd.	135,700	3,786,122
Pola Orbis Holdings, Inc.	120,000	3,358,916
Rakuten, Inc.	1,225,700	14,896,544
Recruit Holdings Co. Ltd.	484,200	25,663,693
Resona Holdings, Inc.	2,904,300	14,861,100
Ricoh Co. Ltd.	880,070	7,421,990
Rinnai Corp.	45,100	4,055,946
ROHM Co. Ltd.	117,044	9,395,225
Ryohin Keikaku Co. Ltd.	31,300	8,147,892
Sankyo Co. Ltd. (Gunma)	61,200	2,052,894
Santen Pharmaceutical Co. Ltd.	491,500	6,767,833
SBI Holdings, Inc. Japan	279,960	3,624,945
Secom Co. Ltd.	276,867	20,244,415
Sega Sammy Holdings, Inc.	245,500	3,114,470
Seibu Holdings, Inc.	225,500	4,190,330
Seiko Epson Corp.	367,600	7,710,472
Sekisui Chemical Co. Ltd.	537,193	9,439,075
Sekisui House Ltd.	793,667	13,615,958
Seven & i Holdings Co. Ltd.	992,300	42,182,830
Seven Bank Ltd.	782,600	2,861,878
Sharp Corp. (a)(b)	1,968,000	7,228,680
Shimadzu Corp.	312,700	6,047,886
Shimamura Co. Ltd.	28,900	3,710,682
SHIMANO, Inc.	97,700	15,173,273
SHIMIZU Corp.	724,416	7,299,759
Shin-Etsu Chemical Co. Ltd.	512,862	45,993,186
Shinsei Bank Ltd.	2,350,000	3,798,194
Shionogi & Co. Ltd.	393,591	21,035,351
Shiseido Co. Ltd.	500,750	16,855,946
Shizuoka Bank Ltd.	694,274	5,767,333
Showa Shell Sekiyu K.K.	247,300	2,268,684
SMC Corp.	75,471	23,857,695
SoftBank Corp.	1,087,830	88,321,869
Sohgo Security Services Co., Ltd.	94,100	4,401,246
Sony Corp.	1,664,485	60,777,062
Sony Financial Holdings, Inc.	228,500	3,517,765
Stanley Electric Co. Ltd.	198,425	5,975,146
Start Today Co. Ltd.	232,900	5,812,511
Subaru Corp.	811,000	27,423,883
Sumitomo Chemical Co. Ltd.	2,073,334	10,820,651
Sumitomo Corp.	1,561,542	19,915,829
Sumitomo Electric Industries Ltd.	994,106	15,757,590
Sumitomo Heavy Industries Ltd.	731,822	4,770,885
Sumitomo Metal Mining Co. Ltd.	652,065	7,924,871
Sumitomo Mitsui Financial Group, Inc.	1,769,100	63,350,511
Sumitomo Mitsui Trust Holdings, Inc.	436,372	14,775,576
Sumitomo Realty & Development Co. Ltd.	469,000	14,144,108
Sumitomo Rubber Industries Ltd.	224,300	3,823,733
Sundrug Co. Ltd.	97,100	3,778,790
Suntory Beverage & Food Ltd.	183,400	8,909,183
Suzuken Co. Ltd.	102,016	3,352,941
Suzuki Motor Corp.	452,800	21,321,463
Sysmex Corp.	206,200	12,250,980
T&D Holdings, Inc.	762,400	10,787,186
Taiheiyo Cement Corp.	1,582,000	5,085,255
Taisei Corp.	1,359,594	11,613,327
Taisho Pharmaceutical Holdings Co. Ltd.	48,057	3,753,436
Taiyo Nippon Sanso Corp.	188,800	1,916,128
Takashimaya Co. Ltd.	388,000	3,604,984
Takeda Pharmaceutical Co. Ltd.	937,742	48,322,290
TDK Corp.	161,925	9,781,293
Teijin Ltd.	245,768	4,591,368
Terumo Corp.	448,024	18,204,135
The Chugoku Bank Ltd.	222,100	3,120,430
The Hachijuni Bank Ltd.	531,100	3,054,724
The Suruga Bank Ltd.	228,600	4,955,924
THK Co. Ltd.	158,800	4,437,797
Tobu Railway Co. Ltd.	1,272,297	6,789,413
Toho Co. Ltd.	149,954	4,434,306
Toho Gas Co. Ltd.	496,000	3,824,686
Tohoku Electric Power Co., Inc.	594,190	8,820,301
Tokio Marine Holdings, Inc.	898,500	38,130,474
Tokyo Electric Power Co., Inc. (a)	1,908,018	7,821,582
Tokyo Electron Ltd.	208,918	29,597,503
Tokyo Gas Co. Ltd.	2,756,395	14,310,854
Tokyo Tatemono Co. Ltd.	269,000	3,691,919
Tokyu Corp.	1,400,954	10,296,854
Tokyu Fudosan Holdings Corp.	673,300	4,036,760
Toppan Printing Co. Ltd.	691,013	7,612,062
Toray Industries, Inc.	1,937,583	16,181,224
Toshiba Corp. (a)(b)	5,302,880	12,066,147
Tosoh Corp.	715,000	6,075,079
Toto Ltd.	186,592	7,109,871
Toyo Seikan Group Holdings Ltd.	217,400	3,474,474
Toyo Suisan Kaisha Ltd.	116,700	4,546,822
Toyoda Gosei Co. Ltd.	85,700	2,059,895
Toyota Industries Corp.	214,686	10,797,300
Toyota Motor Corp.	3,440,663	184,641,527
Toyota Tsusho Corp.	279,100	8,555,707
Trend Micro, Inc.	147,800	7,420,027
Tsuruha Holdings, Inc.	48,100	5,333,345
Unicharm Corp.	532,540	14,406,229
United Urban Investment Corp.	3,893	5,729,652
USS Co. Ltd.	286,800	5,772,255
West Japan Railway Co.	217,000	15,063,621
Yahoo! Japan Corp.	1,873,700	8,425,306
Yakult Honsha Co. Ltd.	115,866	8,191,700
Yamada Denki Co. Ltd. (b)	831,850	4,363,926
Yamaguchi Financial Group, Inc.	258,000	2,956,226
Yamaha Corp.	220,743	7,135,530
Yamaha Motor Co. Ltd.	369,100	9,268,326
Yamato Holdings Co. Ltd.	461,032	10,015,738
Yamazaki Baking Co. Ltd.	174,300	3,611,905
Yaskawa Electric Corp.	331,600	6,602,059
Yokogawa Electric Corp.	301,400	5,227,895
Yokohama Rubber Co. Ltd.	145,300	2,833,842

TOTAL JAPAN		4,181,950,960

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands) (a)	864,825	18,754,830
Eurofins Scientific SA	14,505	7,703,079
Millicom International Cellular SA (depository receipt)	87,027	5,096,618
RTL Group SA	50,679	3,944,128
SES SA (France) (depositary receipt)	479,818	11,868,858
Tenaris SA	620,262	9,396,212

TOTAL LUXEMBOURG		56,763,725

Malta - 0.0%
BGP Holdings PLC (a)	5,796,476	65
Mauritius - 0.0%
Golden Agri-Resources Ltd.	9,263,380	2,443,634
Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	4,998,760	6,543,089
Netherlands - 4.3%
ABN AMRO Group NV GDR	369,943	9,539,535
AEGON NV	2,371,729	11,808,097
AerCap Holdings NV (a)	207,621	9,139,476
Airbus Group NV	763,719	62,808,906
Akzo Nobel NV	332,407	27,782,503
Altice NV:
Class A (a)	487,591	12,135,077
Class B (a)	142,213	3,545,762
ASML Holding NV (Netherlands)	491,881	64,942,069
CNH Industrial NV	1,344,784	14,917,798
EXOR NV	142,376	7,940,926
Ferrari NV	161,569	13,975,387
Fiat Chrysler Automobiles NV (a)	1,407,590	14,776,466
Gemalto NV	106,847	6,337,764
Heineken Holding NV	132,448	12,311,997
Heineken NV (Bearer)	303,357	29,875,839
ING Groep NV (Certificaten Van Aandelen)	5,107,950	85,730,682
Koninklijke Ahold Delhaize NV	1,686,153	37,181,968
Koninklijke Boskalis Westminster NV	119,397	4,115,614
Koninklijke DSM NV	243,051	18,091,057
Koninklijke KPN NV	4,490,573	15,301,074
Koninklijke Philips Electronics NV	1,248,340	44,111,740
Mobileye NV (a)	262,182	16,229,066
NN Group NV	418,981	15,061,194
NXP Semiconductors NV (a)	455,232	50,029,997
QIAGEN NV (Germany)	288,992	9,729,436
Randstad Holding NV	156,566	9,057,738
RELX NV	1,308,728	27,156,289
STMicroelectronics NV (France)	838,551	13,792,688
Unilever NV (Certificaten Van Aandelen) (Bearer)	2,147,190	122,313,912
Vopak NV	92,450	4,186,343
Wolters Kluwer NV	397,575	17,440,350

TOTAL NETHERLANDS		791,366,750

New Zealand - 0.2%
Auckland International Airport Ltd.	1,248,657	6,183,868
Contact Energy Ltd.	947,330	3,463,306
Fletcher Building Ltd.	912,904	4,889,751
Mercury Nz Ltd.	929,620	2,140,566
Meridian Energy Ltd.	1,698,608	3,429,872
Ryman Healthcare Group Ltd.	493,316	2,911,455
Spark New Zealand Ltd.	2,409,173	6,417,941

TOTAL NEW ZEALAND		29,436,759

Norway - 0.6%
DNB ASA	1,287,062	21,798,086
Gjensidige Forsikring ASA	266,160	4,290,414
Marine Harvest ASA	504,077	8,812,743
Norsk Hydro ASA	1,772,366	9,616,870
Orkla ASA	1,075,414	10,748,667
Schibsted ASA:
(A Shares)	100,898	2,403,840
(B Shares)	116,026	2,512,961
Statoil ASA	1,488,094	25,949,355
Telenor ASA	989,389	16,335,053
Yara International ASA	234,683	8,724,265

TOTAL NORWAY		111,192,254

Papua New Guinea - 0.1%
Oil Search Ltd. ADR	1,807,433	9,548,823
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (a)	2,598,658	29
Energias de Portugal SA	3,128,873	11,507,519
Galp Energia SGPS SA Class B	660,652	10,189,629
Jeronimo Martins SGPS SA	331,171	6,592,211

TOTAL PORTUGAL		28,289,388

Singapore - 1.2%
Ascendas Real Estate Investment Trust	3,138,183	5,942,283
CapitaCommercial Trust (REIT)	2,691,000	3,228,461
CapitaLand Ltd.	3,341,937	8,598,486
CapitaMall Trust	3,232,300	4,648,775
City Developments Ltd.	534,400	4,113,295
ComfortDelgro Corp. Ltd.	2,834,884	4,917,227
DBS Group Holdings Ltd.	2,347,564	34,730,340
Global Logistic Properties Ltd.	3,841,200	8,050,793
Hutchison Port Holdings Trust	6,806,000	2,756,430
Jardine Cycle & Carriage Ltd.	144,530	4,577,245
Keppel Corp. Ltd.	1,909,400	8,873,228
Oversea-Chinese Banking Corp. Ltd.	4,133,186	31,335,324
Sembcorp Industries Ltd.	1,299,230	2,967,200
Singapore Airlines Ltd.	696,225	5,036,832
Singapore Airport Terminal Service Ltd.	882,300	3,277,579
Singapore Exchange Ltd.	1,042,500	5,477,523
Singapore Press Holdings Ltd.	2,093,421	4,796,115
Singapore Technologies Engineering Ltd.	2,046,861	5,503,070
Singapore Telecommunications Ltd.	10,723,427	29,140,379
StarHub Ltd.	805,200	1,571,236
Suntec (REIT)	3,133,700	4,155,921
United Overseas Bank Ltd.	1,732,913	28,780,646
UOL Group Ltd.	621,629	3,144,873
Wilmar International Ltd.	2,518,000	6,442,178
Yangzijiang Shipbuilding Holdings Ltd.	2,576,200	2,364,597

TOTAL SINGAPORE		224,430,036

Spain - 3.4%
Abertis Infraestructuras SA	904,008	16,537,701
ACS Actividades de Construccion y Servicios SA	310,799	12,417,024
Aena SA	88,917	17,949,319
Amadeus IT Holding SA Class A	579,366	33,745,577
Banco Bilbao Vizcaya Argentaria SA	8,813,506	72,133,891
Banco de Sabadell SA	7,018,804	14,460,308
Banco Santander SA (Spain)	19,215,728	125,114,132
Bankia SA	6,066,315	6,978,145
Bankinter SA	888,323	8,178,769
CaixaBank SA	4,725,182	22,357,464
Distribuidora Internacional de Alimentacion SA	814,164	5,011,045
Enagas SA	299,466	8,902,962
Endesa SA	419,015	10,456,612
Ferrovial SA	641,532	14,452,936
Ferrovial SA (a)	10,428	234,930
Gamesa Corporacion Tecnologica SA	310,000	7,030,935
Gas Natural SDG SA	460,699	11,602,938
Grifols SA	392,257	11,099,769
Iberdrola SA	7,559,205	60,273,610
Inditex SA	1,432,102	58,686,288
International Consolidated Airlines Group SA	88,200	687,512
International Consolidated Airlines Group SA CDI	761,807	5,928,563
MAPFRE SA (Reg.)	1,413,027	5,025,467
Red Electrica Corporacion SA	572,175	12,847,289
Repsol YPF SA	1,566,565	26,247,429
Telefonica SA	5,973,349	66,524,542

TOTAL SPAIN		634,885,157

Sweden - 2.8%
Alfa Laval AB	386,867	7,789,507
ASSA ABLOY AB (B Shares)	1,321,060	29,671,239
Atlas Copco AB:
(A Shares)	877,658	32,475,184
(B Shares)	522,188	17,249,255
Boliden AB	359,715	9,846,078
Electrolux AB (B Shares)	317,212	10,186,376
Getinge AB (B Shares)	264,924	5,514,043
H&M Hennes & Mauritz AB (B Shares)	1,249,237	31,073,067
Hexagon AB (B Shares)	340,753	14,925,635
Husqvarna AB (B Shares)	546,675	5,670,289
ICA Gruppen AB (b)	105,411	3,798,551
Industrivarden AB (C Shares)	214,507	5,069,349
Investor AB (B Shares)	598,697	27,677,527
Kinnevik AB (B Shares)	308,072	8,847,225
Lundbergfoeretagen AB	49,992	3,925,667
Lundin Petroleum AB	260,362	5,056,620
Nordea Bank AB	4,000,300	51,364,968
Sandvik AB	1,468,728	23,015,941
Securitas AB (B Shares)	412,442	6,572,384
Skandinaviska Enskilda Banken AB (A Shares)	1,997,139	24,081,295
Skanska AB (B Shares)	461,757	10,992,190
SKF AB (B Shares)	524,049	10,720,472
Svenska Cellulosa AB (SCA) (B Shares)	802,145	28,305,897
Svenska Handelsbanken AB (A Shares)	2,009,961	28,306,053
Swedbank AB (A Shares)	1,191,272	28,714,762
Swedish Match Co. AB	250,502	8,450,559
Tele2 AB (B Shares)	473,689	4,875,104
Telefonaktiebolaget LM Ericsson (B Shares)	4,042,405	29,465,024
TeliaSonera AB	3,415,516	15,632,605
Volvo AB (B Shares)	2,042,340	33,391,227

TOTAL SWEDEN		522,664,093

Switzerland - 8.4%
ABB Ltd. (Reg.)	2,615,886	65,824,782
Actelion Ltd.	123,967	35,197,899
Adecco SA (Reg.)	213,296	15,900,027
Baloise Holdings AG	65,296	9,991,087
Barry Callebaut AG	2,857	4,100,181
Coca-Cola HBC AG	242,758	7,046,968
Compagnie Financiere Richemont SA Series A	687,274	57,508,510
Credit Suisse Group AG	2,613,031	35,684,628
Credit Suisse Group AG rights 6/7/17 (a)	2,738,031	1,272,122
Dufry AG (a)	49,483	8,138,601
Ems-Chemie Holding AG	10,720	7,531,836
Galenica AG (b)	62,310	7,327,561
Geberit AG (Reg.)	48,658	22,777,902
Givaudan SA	12,157	24,940,332
Julius Baer Group Ltd.	292,410	15,162,261
Kuehne & Nagel International AG	70,945	11,448,767
Lafargeholcim Ltd. (Reg.)	599,118	35,969,967
Lindt & Spruengli AG	136	9,980,775
Lindt & Spruengli AG (participation certificate)	1,315	7,990,062
Lonza Group AG	98,041	20,305,637
Nestle SA (Reg. S)	4,101,460	350,189,179
Novartis AG	2,942,488	240,799,218
Pargesa Holding SA	44,280	3,442,552
Partners Group Holding AG	22,702	13,911,142
Roche Holding AG (participation certificate)	925,930	254,213,174
Schindler Holding AG:
(participation certificate)	54,480	11,682,924
(Reg.)	25,801	5,365,052
SGS SA (Reg.)	7,164	17,049,218
Sika AG	2,829	18,226,173
Sonova Holding AG Class B	68,505	11,345,002
Straumann Holding AG	12,000	6,647,050
Swatch Group AG (Bearer) (b)	40,329	15,622,777
Swatch Group AG (Bearer) (Reg.)	66,263	5,055,842
Swiss Life Holding AG	41,832	13,954,798
Swiss Prime Site AG	92,504	8,519,288
Swiss Re Ltd.	426,158	38,851,635
Swisscom AG	33,803	16,207,850
UBS Group AG	4,816,879	76,588,650
Zurich Insurance Group AG	198,053	58,216,601

TOTAL SWITZERLAND		1,569,988,030

United Kingdom - 16.2%
3i Group PLC	1,277,736	14,734,376
Aberdeen Asset Management PLC	1,211,082	4,509,610
Admiral Group PLC	280,860	7,371,375
Anglo American PLC (United Kingdom) (a)	1,835,862	24,399,270
Antofagasta PLC	520,209	5,368,809
Ashtead Group PLC	656,814	13,252,620
Associated British Foods PLC	469,389	18,119,336
AstraZeneca PLC (United Kingdom)	1,667,289	112,654,762
Auto Trader Group PLC	1,297,911	6,958,413
Aviva PLC	5,349,352	36,293,370
Babcock International Group PLC	332,026	3,991,364
BAE Systems PLC	4,181,182	35,989,763
Barclays PLC	22,328,838	60,438,744
Barratt Developments PLC	1,327,303	10,474,752
Berkeley Group Holdings PLC	174,483	7,319,899
BHP Billiton PLC	2,781,335	42,028,637
BP PLC	25,700,555	155,271,889
British American Tobacco PLC (United Kingdom)	2,457,711	175,831,026
British Land Co. PLC	1,286,853	10,512,010
BT Group PLC	11,153,475	44,317,803
Bunzl PLC	441,154	13,823,607
Burberry Group PLC	579,490	13,551,587
Capita Group PLC	881,458	6,615,537
Carnival PLC	250,048	16,049,013
Carphone Warehouse Group PLC	1,281,057	5,423,799
Centrica PLC	7,225,483	18,926,566
Cobham PLC	3,149,985	5,438,522
Coca-Cola European Partners PLC	285,555	11,772,560
Compass Group PLC	2,162,618	46,658,615
ConvaTec Group PLC	1,500,000	6,184,560
Croda International PLC	172,892	8,828,086
Diageo PLC	3,315,264	99,652,361
Direct Line Insurance Group PLC	1,815,264	8,153,325
easyJet PLC	206,425	3,760,792
Fresnillo PLC	290,264	5,894,093
G4S PLC (United Kingdom)	2,040,530	8,544,643
GKN PLC	2,256,699	10,192,196
GlaxoSmithKline PLC	6,426,077	140,661,522
Hammerson PLC	1,042,791	7,866,685
Hargreaves Lansdown PLC	342,765	6,174,065
Hikma Pharmaceuticals PLC	189,550	4,122,530
HSBC Holdings PLC (United Kingdom)	26,362,953	229,553,847
IMI PLC	357,484	5,775,927
Imperial Tobacco Group PLC	1,264,037	59,103,653
Inmarsat PLC	595,582	6,139,021
InterContinental Hotel Group PLC	235,677	13,278,966
Intertek Group PLC	212,377	11,763,661
Intu Properties PLC (b)	1,251,605	4,386,355
Investec PLC	863,947	6,767,967
ITV PLC	4,772,514	12,033,878
J Sainsbury PLC	2,152,406	7,792,882
Johnson Matthey PLC	254,965	10,223,220
Kingfisher PLC	2,933,911	12,271,636
Land Securities Group PLC	1,041,315	14,356,001
Legal & General Group PLC	7,849,579	25,466,523
Lloyds Banking Group PLC	93,767,783	85,351,299
London Stock Exchange Group PLC	414,746	18,302,497
Marks & Spencer Group PLC	2,128,053	10,487,729
Mediclinic International PLC	486,066	5,063,407
Meggitt PLC	1,021,880	6,609,539
Merlin Entertainments PLC	932,394	6,355,105
Mondi PLC	483,622	12,612,005
National Grid PLC	4,545,027	63,801,557
Next PLC	183,662	10,317,474
Old Mutual PLC	6,495,247	15,750,084
Pearson PLC	1,082,308	9,857,867
Persimmon PLC	406,133	12,846,575
Provident Financial PLC	193,152	7,592,923
Prudential PLC	3,399,276	76,267,469
Reckitt Benckiser Group PLC	866,747	88,897,330
RELX PLC	1,428,766	30,614,060
Rio Tinto PLC	1,630,284	65,103,415
Rolls-Royce Holdings PLC	2,197,367	24,592,260
Royal Bank of Scotland Group PLC (a)	4,672,535	15,652,852
Royal Dutch Shell PLC:
Class A (Netherlands)	33,419	908,635
Class A (United Kingdom)	5,789,758	157,364,471
Class B (United Kingdom)	4,930,972	136,501,112
Royal Mail PLC	1,187,811	6,755,340
RSA Insurance Group PLC	1,342,370	10,818,502
Sage Group PLC	1,421,529	13,196,455
Schroders PLC	177,889	7,235,878
Scottish & Southern Energy PLC	1,335,159	25,932,658
Segro PLC	1,312,590	8,506,769
Severn Trent PLC	308,310	9,931,051
SKY PLC	1,360,387	17,370,155
Smith & Nephew PLC	1,159,146	20,244,756
Smiths Group PLC	518,706	10,713,278
St. James's Place Capital PLC	695,477	10,511,105
Standard Chartered PLC (United Kingdom) (a)	4,325,812	40,793,123
Standard Life PLC	2,601,857	12,832,844
Tate & Lyle PLC	611,127	5,811,061
Taylor Wimpey PLC	4,299,686	11,251,599
Tesco PLC (a)	10,763,958	25,516,673
The Weir Group PLC	286,542	6,704,582
Travis Perkins PLC	329,146	6,929,601
Unilever PLC	1,691,455	94,296,424
United Utilities Group PLC	891,281	11,816,738
Vodafone Group PLC	34,981,618	104,468,232
Vodafone Group PLC sponsored ADR	9,027	273,157
Whitbread PLC	241,182	13,334,323
WM Morrison Supermarkets PLC	2,903,764	9,211,215
Worldpay Group PLC	2,523,380	10,098,379

TOTAL UNITED KINGDOM		3,012,449,592

TOTAL COMMON STOCKS
(Cost $16,584,056,506)		17,967,385,575

Nonconvertible Preferred Stocks - 0.7%
France - 0.2%
Air Liquide SA (a)	288,912	35,213,598
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	72,038	5,918,773
Fuchs Petrolub AG	92,221	5,145,118
Henkel AG & Co. KGaA	236,149	33,146,483
Porsche Automobil Holding SE (Germany)	201,520	11,533,933
Volkswagen AG	244,032	36,665,335

TOTAL GERMANY		92,409,642

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	7,940,947	6,129,607
United Kingdom - 0.0%
Rolls-Royce Holdings PLC (C Shares) (a)	168,524,890	217,136
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $112,756,776)		133,969,983
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.58% to 1.01% 6/29/17 to 11/9/17(c)
(Cost $22,956,504)	$23,000,000	$22,952,275
	Shares	Value

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 0.86% (d)	407,025,135	407,106,541
Fidelity Securities Lending Cash Central Fund 0.87% (d)(e)	70,539,067	70,546,121
TOTAL MONEY MARKET FUNDS
(Cost $477,659,737)		477,652,662
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $17,197,429,523)		18,601,960,495
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,087,439)
NET ASSETS - 100%		$18,598,873,056

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
72 ASX SPI 200 Index Contracts (Australia)	June 2017	7,677,193	$(39,896)
19 Eurex Dax Index Contracts (Germany)	June 2017	6,743,526	208,120
532 Eurex Euro Stoxx 50 Index Contracts (Germany)	June 2017	21,233,517	1,127,178
34 Euronext CAC 40 10 Index Contracts (France)	June 2017	2,011,482	(18,050)
23 HKFE Hang Seng Index Contracts (Hong Kong)	June 2017	3,760,406	45,394
4,307 ICE E-mini MSCI EAFE Index Contracts (United States)	June 2017	406,128,565	2,729,543
204 ICE FTSE 100 Index Contracts (United Kingdom)	June 2017	19,734,313	652,683
63 MSCI Sing IX ETS Index Contracts (Singapore)	June 2017	1,621,158	(16,241)
176 OMX Stockholm 30 Index Contracts (Sweden)	June 2017	3,316,934	(14,436)
152 TSE TOPIX Index Contracts (Japan)	June 2017	21,547,630	391,903
TOTAL FUTURES CONTRACTS			$5,066,198

The face value of futures purchased as a percentage of Net Assets is 2.5%

Forward Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/(Depreciation)
6/9/17	JPY	Goldman Sachs Bank USA	Buy	135,000,000	$1,217,316	$2,045
6/9/17	JPY	Goldman Sachs Bank USA	Buy	160,000,000	1,446,324	(1,155)
6/9/17	JPY	Goldman Sachs Bank USA	Buy	200,000,000	1,761,286	45,176
6/9/17	JPY	Goldman Sachs Bank USA	Buy	1,910,000,000	16,737,063	514,643
6/16/17	AUD	Goldman Sachs Bank USA	Buy	300,000	222,482	382
6/16/17	AUD	Goldman Sachs Bank USA	Buy	800,000	607,836	(13,532)
6/16/17	AUD	Goldman Sachs Bank USA	Buy	1,000,000	753,108	(10,228)
6/16/17	AUD	Goldman Sachs Bank USA	Buy	8,400,000	6,344,352	(104,163)
6/16/17	EUR	Goldman Sachs Bank USA	Buy	1,300,000	1,389,114	72,382
6/16/17	EUR	Goldman Sachs Bank USA	Buy	1,500,000	1,606,388	79,954
6/16/17	EUR	Goldman Sachs Bank USA	Buy	1,800,000	1,985,162	38,447
6/16/17	EUR	Goldman Sachs Bank USA	Buy	2,400,000	2,627,957	70,189
6/16/17	EUR	Goldman Sachs Bank USA	Buy	20,100,000	21,485,493	1,111,476
6/16/17	GBP	Goldman Sachs Bank USA	Buy	800,000	1,034,858	(3,616)
6/16/17	GBP	Goldman Sachs Bank USA	Buy	1,000,000	1,283,687	5,365
6/16/17	GBP	Goldman Sachs Bank USA	Buy	1,300,000	1,625,891	49,877
6/16/17	GBP	Goldman Sachs Bank USA	Buy	12,000,000	14,612,640	855,984
6/16/17	SEK	Goldman Sachs Bank USA	Buy	2,400,000	273,151	3,218
6/16/17	SEK	Goldman Sachs Bank USA	Buy	5,000,000	571,279	4,489
6/16/17	SEK	Goldman Sachs Bank USA	Buy	21,600,000	2,424,890	62,431
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$2,783,364

*Contract Amount is stated in U.S. Dollars unless otherwise noted

Currency Abbreviations

AUD – Australian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

SEK – Swedish krona

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $22,142,806.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$490,052
Fidelity Securities Lending Cash Central Fund	1,474,314
Total	$1,964,366

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,201,379,201	$1,357,295,495	$844,083,706	$--
Consumer Staples	2,130,629,329	989,956,949	1,140,672,380	--
Energy	887,628,214	186,821,579	700,806,635	--
Financials	3,769,635,031	2,219,832,413	1,549,802,524	94
Health Care	2,003,101,740	691,653,709	1,311,448,031	--
Industrials	2,607,251,212	1,991,096,217	616,154,995	--
Information Technology	1,088,943,381	657,750,602	431,192,779	--
Materials	1,326,994,927	1,056,860,121	270,134,806	--
Real Estate	664,876,463	664,876,459	--	4
Telecommunication Services	798,173,181	305,521,108	492,652,073	--
Utilities	622,742,879	513,316,348	109,426,531	--
Government Obligations	22,952,275	--	22,952,275	--
Money Market Funds	477,652,662	477,652,662	--	--
Total Investments in Securities:	$18,601,960,495	$11,112,633,662	$7,489,326,735	$98
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$2,916,058	$--	$2,916,058	$--
Futures Contracts	5,154,821	5,154,821	--	--
Total Assets	$8,070,879	$5,154,821	$2,916,058	$--
Liabilities
Forward Foreign Currency Contracts	$(132,694)	$--	$(132,694)	$--
Futures Contracts	(88,623)	(88,623)	--	--
Total Liabilities	$(221,317)	$(88,623)	$(132,694)	$--
Total Derivative Instruments:	$7,849,562	$5,066,198	$2,783,364	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$245,076,765
Level 2 to Level 1	$766,008,635

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $17,286,842,045. Net unrealized appreciation aggregated $1,315,118,450, of which $3,936,004,649 related to appreciated investment securities and $2,620,886,199 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® 500 Index Fund

May 31, 2017

UEI-QTLY-0717
1.816023.112

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.2%
BorgWarner, Inc.	1,146,137	$48,722
Delphi Automotive PLC	1,545,318	135,942
The Goodyear Tire & Rubber Co.	1,442,644	46,482
		231,146
Automobiles - 0.5%
Ford Motor Co.	22,377,257	248,835
General Motors Co.	7,814,514	265,146
Harley-Davidson, Inc. (a)	1,010,921	53,589
		567,570
Distributors - 0.1%
Genuine Parts Co.	850,612	78,784
LKQ Corp. (b)	1,765,672	55,601
		134,385
Diversified Consumer Services - 0.0%
H&R Block, Inc.	1,187,337	31,512
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	2,395,988	153,511
Chipotle Mexican Grill, Inc. (a)(b)	164,947	78,737
Darden Restaurants, Inc.	711,801	63,300
Marriott International, Inc. Class A	1,803,046	194,098
McDonald's Corp.	4,695,039	708,434
Royal Caribbean Cruises Ltd.	960,497	105,828
Starbucks Corp.	8,354,830	531,451
Wyndham Worldwide Corp.	601,810	60,777
Wynn Resorts Ltd.	455,758	58,656
Yum! Brands, Inc.	1,927,056	139,981
		2,094,773
Household Durables - 0.5%
D.R. Horton, Inc.	1,948,008	63,680
Garmin Ltd. (a)	659,400	34,315
Leggett & Platt, Inc.	766,715	39,885
Lennar Corp. Class A	1,164,828	59,767
Mohawk Industries, Inc. (b)	361,489	86,504
Newell Brands, Inc.	2,765,452	146,431
PulteGroup, Inc.	1,639,842	37,175
Whirlpool Corp.	427,030	79,231
		546,988
Internet & Direct Marketing Retail - 2.8%
Amazon.com, Inc. (b)	2,270,444	2,258,229
Expedia, Inc.	691,175	99,377
Netflix, Inc. (b)	2,467,421	402,362
Priceline Group, Inc. (b)	281,877	529,108
TripAdvisor, Inc. (a)(b)	647,381	24,931
		3,314,007
Leisure Products - 0.1%
Hasbro, Inc.	641,307	67,504
Mattel, Inc.	1,963,131	44,975
		112,479
Media - 3.1%
CBS Corp. Class B	2,132,202	130,299
Charter Communications, Inc. Class A (b)	1,233,209	426,135
Comcast Corp. Class A	27,131,213	1,131,100
Discovery Communications, Inc.:
Class A (a)(b)	875,002	23,188
Class C (non-vtg.) (a)(b)	1,236,768	31,946
DISH Network Corp. Class A (b)	1,300,853	82,955
Interpublic Group of Companies, Inc.	2,251,156	56,121
News Corp.:
Class A	2,188,122	29,277
Class B	686,651	9,407
Omnicom Group, Inc.	1,344,490	112,561
Scripps Networks Interactive, Inc. Class A	547,650	36,265
Tegna, Inc.	1,230,902	29,222
The Walt Disney Co.	8,339,629	900,180
Time Warner, Inc.	4,439,022	441,638
Twenty-First Century Fox, Inc.:
Class A	6,032,596	163,604
Class B	2,792,382	75,115
Viacom, Inc. Class B (non-vtg.)	1,991,910	69,299
		3,748,312
Multiline Retail - 0.4%
Dollar General Corp.	1,457,039	106,932
Dollar Tree, Inc. (b)	1,353,323	105,153
Kohl's Corp. (a)	1,011,664	38,878
Macy's, Inc.	1,743,314	40,968
Nordstrom, Inc. (a)	652,953	27,293
Target Corp.	3,188,271	175,833
		495,057
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	422,856	56,506
AutoNation, Inc. (a)(b)	376,029	14,861
AutoZone, Inc. (a)(b)	163,238	98,909
Bed Bath & Beyond, Inc.	861,712	29,652
Best Buy Co., Inc.	1,552,483	92,202
CarMax, Inc. (a)(b)	1,072,684	67,397
Foot Locker, Inc.	758,807	45,081
Gap, Inc. (a)	1,257,664	28,297
Home Depot, Inc.	6,983,345	1,072,013
L Brands, Inc. (a)	1,377,011	71,054
Lowe's Companies, Inc.	4,964,513	391,055
O'Reilly Automotive, Inc. (a)(b)	525,345	127,176
Ross Stores, Inc.	2,259,368	144,419
Signet Jewelers Ltd. (a)	398,995	19,192
Staples, Inc.	3,729,382	33,863
Tiffany & Co., Inc.	613,578	53,357
TJX Companies, Inc.	3,737,148	281,071
Tractor Supply Co.	749,412	41,330
Ulta Beauty, Inc. (b)	335,356	102,230
		2,769,665
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	1,608,687	74,337
Hanesbrands, Inc. (a)	2,171,092	44,833
Michael Kors Holdings Ltd. (b)	931,246	30,899
NIKE, Inc. Class B	7,597,112	402,571
PVH Corp.	454,406	48,144
Ralph Lauren Corp.	322,930	21,895
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	1,053,319	20,182
Class C (non-vtg.)	1,056,774	18,842
VF Corp.	1,899,076	102,170
		763,873

TOTAL CONSUMER DISCRETIONARY		14,809,767

CONSUMER STAPLES - 9.4%
Beverages - 2.1%
Brown-Forman Corp. Class B (non-vtg.)	1,014,045	52,680
Constellation Brands, Inc. Class A (sub. vtg.)	990,065	180,934
Dr. Pepper Snapple Group, Inc.	1,049,624	97,416
Molson Coors Brewing Co. Class B	1,057,003	100,193
Monster Beverage Corp. (b)	2,306,260	116,605
PepsiCo, Inc.	8,181,783	956,205
The Coca-Cola Co.	22,151,795	1,007,242
		2,511,275
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	2,516,315	454,019
CVS Health Corp.	5,880,024	451,762
Kroger Co.	5,297,009	157,745
Sysco Corp.	2,849,121	155,448
Wal-Mart Stores, Inc.	8,632,655	678,527
Walgreens Boots Alliance, Inc.	4,888,463	396,063
Whole Foods Market, Inc.	1,826,236	63,900
		2,357,464
Food Products - 1.5%
Archer Daniels Midland Co.	3,273,829	136,126
Campbell Soup Co.	1,108,950	63,931
ConAgra Foods, Inc.	2,370,192	91,347
General Mills, Inc.	3,325,027	188,662
Hormel Foods Corp. (a)	1,546,045	51,993
Kellogg Co.	1,449,342	103,773
McCormick & Co., Inc. (non-vtg.) (a)	651,555	67,859
Mead Johnson Nutrition Co. Class A	1,051,545	94,029
Mondelez International, Inc.	8,751,601	407,737
The Hershey Co.	800,579	92,283
The J.M. Smucker Co.	667,435	85,332
The Kraft Heinz Co.	3,418,961	315,228
Tyson Foods, Inc. Class A	1,644,988	94,324
		1,792,624
Household Products - 1.8%
Church & Dwight Co., Inc.	1,459,733	75,410
Clorox Co.	735,308	99,803
Colgate-Palmolive Co.	5,061,148	386,469
Kimberly-Clark Corp.	2,039,412	264,573
Procter & Gamble Co.	14,655,503	1,291,003
		2,117,258
Personal Products - 0.1%
Coty, Inc. Class A	2,698,290	51,106
Estee Lauder Companies, Inc. Class A	1,274,259	119,959
		171,065
Tobacco - 1.9%
Altria Group, Inc.	11,118,104	838,750
Philip Morris International, Inc.	8,893,624	1,065,456
Reynolds American, Inc.	4,741,176	318,844
		2,223,050

TOTAL CONSUMER STAPLES		11,172,736

ENERGY - 6.0%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	2,438,264	134,470
Halliburton Co.	4,969,863	224,588
Helmerich & Payne, Inc. (a)	622,357	32,773
National Oilwell Varco, Inc.	2,171,127	70,931
Schlumberger Ltd.	7,992,063	556,168
TechnipFMC PLC (b)	2,674,831	77,436
Transocean Ltd. (United States) (a)(b)	2,231,688	20,286
		1,116,652
Oil, Gas & Consumable Fuels - 5.1%
Anadarko Petroleum Corp.	3,204,460	161,921
Apache Corp.	2,176,630	101,779
Cabot Oil & Gas Corp.	2,723,828	60,442
Chesapeake Energy Corp. (a)(b)	4,366,812	22,096
Chevron Corp.	10,852,582	1,123,025
Cimarex Energy Co.	545,301	58,653
Concho Resources, Inc. (b)	849,374	107,684
ConocoPhillips Co.	7,084,649	316,613
Devon Energy Corp.	3,007,372	102,191
EOG Resources, Inc.	3,306,802	298,637
EQT Corp.	993,658	54,919
Exxon Mobil Corp.	23,770,701	1,913,541
Hess Corp.	1,542,351	70,778
Kinder Morgan, Inc.	11,006,186	206,476
Marathon Oil Corp.	4,856,744	63,235
Marathon Petroleum Corp.	3,025,619	157,453
Murphy Oil Corp.	929,003	22,677
Newfield Exploration Co. (b)	1,140,145	37,032
Noble Energy, Inc.	2,609,450	74,865
Occidental Petroleum Corp.	4,381,449	258,199
ONEOK, Inc.	1,208,212	60,024
Phillips 66 Co.	2,528,978	192,481
Pioneer Natural Resources Co.	973,398	162,421
Range Resources Corp.	1,078,393	24,868
Tesoro Corp.	670,647	55,825
The Williams Companies, Inc.	4,734,201	135,398
Valero Energy Corp.	2,585,731	158,945
		6,002,178

TOTAL ENERGY		7,118,830

FINANCIALS - 13.7%
Banks - 6.0%
Bank of America Corp.	57,470,954	1,287,924
BB&T Corp.	4,634,276	193,018
Citigroup, Inc.	15,883,629	961,595
Citizens Financial Group, Inc.	2,918,561	99,523
Comerica, Inc.	1,008,145	69,118
Fifth Third Bancorp	4,302,267	102,136
Huntington Bancshares, Inc.	6,225,059	78,062
JPMorgan Chase & Co.	20,476,975	1,682,183
KeyCorp	6,147,964	107,405
M&T Bank Corp.	883,820	138,291
Peoples United Financial, Inc.	1,969,045	32,627
PNC Financial Services Group, Inc.	2,786,983	330,815
Regions Financial Corp.	6,909,384	95,626
SunTrust Banks, Inc.	2,817,119	150,350
U.S. Bancorp	9,128,895	464,569
Wells Fargo & Co.	25,814,504	1,320,154
Zions Bancorporation	1,160,430	46,498
		7,159,894
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	325,059	50,010
Ameriprise Financial, Inc.	883,154	106,676
Bank of New York Mellon Corp.	5,947,419	280,242
BlackRock, Inc. Class A	697,601	285,486
CBOE Holdings, Inc.	525,888	45,421
Charles Schwab Corp.	6,964,203	269,863
CME Group, Inc.	1,947,097	228,375
E*TRADE Financial Corp. (b)	1,574,647	54,499
Franklin Resources, Inc.	1,976,896	82,614
Goldman Sachs Group, Inc.	2,123,915	448,698
IntercontinentalExchange, Inc.	3,414,828	205,538
Invesco Ltd.	2,313,487	73,338
Moody's Corp.	951,602	112,717
Morgan Stanley	8,237,579	343,837
Northern Trust Corp.	1,232,900	107,805
Raymond James Financial, Inc.	733,102	52,981
S&P Global, Inc.	1,481,328	211,548
State Street Corp.	2,058,172	167,659
T. Rowe Price Group, Inc.	1,395,423	98,294
The NASDAQ OMX Group, Inc.	659,577	44,620
		3,270,221
Consumer Finance - 0.7%
American Express Co.	4,340,038	333,923
Capital One Financial Corp.	2,755,373	211,943
Discover Financial Services	2,210,150	129,736
Navient Corp.	1,668,266	24,073
Synchrony Financial	4,415,595	118,559
		818,234
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (b)	10,888,060	1,799,579
Leucadia National Corp.	1,856,397	45,278
		1,844,857
Insurance - 2.7%
AFLAC, Inc.	2,301,256	173,469
Allstate Corp.	2,093,171	180,724
American International Group, Inc.	5,041,810	320,810
Aon PLC	1,505,412	197,073
Arthur J. Gallagher & Co.	1,023,959	58,089
Assurant, Inc.	318,945	31,250
Chubb Ltd.	2,670,179	382,343
Cincinnati Financial Corp.	859,293	60,219
Hartford Financial Services Group, Inc.	2,143,453	105,865
Lincoln National Corp.	1,291,076	83,894
Loews Corp.	1,582,444	74,628
Marsh & McLennan Companies, Inc.	2,952,361	228,985
MetLife, Inc.	6,232,914	315,323
Principal Financial Group, Inc.	1,532,657	96,419
Progressive Corp.	3,329,566	141,273
Prudential Financial, Inc.	2,465,060	258,462
The Travelers Companies, Inc.	1,603,349	200,178
Torchmark Corp.	627,832	47,401
Unum Group	1,314,100	59,108
Willis Group Holdings PLC	730,322	107,087
XL Group Ltd.	1,519,003	66,365
		3,188,965

TOTAL FINANCIALS		16,282,171

HEALTH CARE - 13.9%
Biotechnology - 2.7%
AbbVie, Inc.	9,137,458	603,255
Alexion Pharmaceuticals, Inc. (b)	1,287,646	126,228
Amgen, Inc.	4,221,862	655,402
Biogen, Inc. (b)	1,237,714	306,668
Celgene Corp. (b)	4,459,841	510,250
Gilead Sciences, Inc.	7,493,018	486,222
Incyte Corp. (b)	969,802	125,424
Regeneron Pharmaceuticals, Inc. (b)	435,935	200,120
Vertex Pharmaceuticals, Inc. (b)	1,424,220	176,034
		3,189,603
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	9,906,095	452,312
Baxter International, Inc.	2,786,512	165,268
Becton, Dickinson & Co.	1,293,153	244,703
Boston Scientific Corp. (b)	7,816,466	211,279
C.R. Bard, Inc.	412,927	126,946
Danaher Corp.	3,497,438	297,072
Dentsply Sirona, Inc.	1,316,692	83,636
Edwards Lifesciences Corp. (b)	1,218,175	140,175
Hologic, Inc. (b)	1,601,118	69,344
IDEXX Laboratories, Inc. (b)	504,506	84,954
Intuitive Surgical, Inc. (b)	210,534	192,571
Medtronic PLC	7,847,400	661,379
Stryker Corp.	1,774,202	253,640
The Cooper Companies, Inc.	280,535	61,367
Varian Medical Systems, Inc. (a)(b)	535,820	53,057
Zimmer Biomet Holdings, Inc.	1,152,857	137,432
		3,235,135
Health Care Providers & Services - 2.7%
Aetna, Inc.	1,901,671	275,476
AmerisourceBergen Corp.	946,655	86,875
Anthem, Inc.	1,515,604	276,370
Cardinal Health, Inc.	1,808,409	134,347
Centene Corp. (b)	986,185	71,627
Cigna Corp.	1,473,601	237,589
DaVita HealthCare Partners, Inc. (b)	892,465	59,135
Envision Healthcare Corp. (b)	673,363	36,772
Express Scripts Holding Co. (b)	3,472,410	207,476
HCA Holdings, Inc. (b)	1,655,140	135,573
Henry Schein, Inc. (b)	454,011	83,524
Humana, Inc.	856,029	198,821
Laboratory Corp. of America Holdings (b)	586,455	81,517
McKesson Corp.	1,215,634	198,258
Patterson Companies, Inc. (a)	471,479	20,821
Quest Diagnostics, Inc.	788,218	85,734
UnitedHealth Group, Inc.	5,515,357	966,180
Universal Health Services, Inc. Class B	512,014	58,196
		3,214,291
Health Care Technology - 0.1%
Cerner Corp. (b)	1,682,265	109,936
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	1,846,262	111,403
Illumina, Inc. (b)	838,693	148,751
Mettler-Toledo International, Inc. (b)	148,708	86,669
PerkinElmer, Inc.	629,375	39,688
Thermo Fisher Scientific, Inc.	2,237,991	386,702
Waters Corp. (b)	459,112	82,466
		855,679
Pharmaceuticals - 5.0%
Allergan PLC	1,921,744	429,990
Bristol-Myers Squibb Co.	9,589,166	517,336
Eli Lilly & Co.	5,566,160	442,899
Johnson & Johnson	15,554,791	1,994,902
Mallinckrodt PLC (b)	569,527	24,564
Merck & Co., Inc.	15,739,520	1,024,800
Mylan N.V. (b)	2,640,061	102,910
Perrigo Co. PLC (a)	821,921	59,877
Pfizer, Inc.	34,120,265	1,114,027
Zoetis, Inc. Class A	2,820,279	175,647
		5,886,952

TOTAL HEALTH CARE		16,491,596

INDUSTRIALS - 10.1%
Aerospace & Defense - 2.4%
Arconic, Inc.	2,525,456	69,374
General Dynamics Corp.	1,631,397	331,581
L3 Technologies, Inc.	445,999	75,191
Lockheed Martin Corp.	1,431,290	402,379
Northrop Grumman Corp.	1,000,922	259,459
Raytheon Co.	1,678,993	275,372
Rockwell Collins, Inc.	930,381	101,458
Textron, Inc.	1,548,321	74,010
The Boeing Co.	3,265,376	612,682
TransDigm Group, Inc. (a)	284,769	76,341
United Technologies Corp.	4,296,378	521,065
		2,798,912
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	810,374	54,303
Expeditors International of Washington, Inc.	1,032,577	55,119
FedEx Corp.	1,405,590	272,460
United Parcel Service, Inc. Class B	3,951,128	418,701
		800,583
Airlines - 0.6%
Alaska Air Group, Inc.	707,806	61,615
American Airlines Group, Inc.	2,890,162	139,913
Delta Air Lines, Inc.	4,189,288	205,820
Southwest Airlines Co.	3,527,071	211,942
United Continental Holdings, Inc. (b)	1,641,309	130,763
		750,053
Building Products - 0.3%
Allegion PLC	547,311	43,035
Fortune Brands Home & Security, Inc.	877,550	55,373
Johnson Controls International PLC	5,381,338	224,725
Masco Corp.	1,836,299	68,402
		391,535
Commercial Services & Supplies - 0.3%
Cintas Corp.	493,769	62,156
Republic Services, Inc.	1,322,003	84,093
Stericycle, Inc. (b)	487,756	39,884
Waste Management, Inc.	2,319,029	169,080
		355,213
Construction & Engineering - 0.1%
Fluor Corp.	798,879	35,838
Jacobs Engineering Group, Inc.	694,065	36,383
Quanta Services, Inc. (b)	866,945	26,581
		98,802
Electrical Equipment - 0.6%
Acuity Brands, Inc. (a)	252,773	41,179
AMETEK, Inc.	1,315,499	80,272
Eaton Corp. PLC	2,577,994	199,485
Emerson Electric Co.	3,697,962	218,624
Fortive Corp.	1,725,691	107,769
Rockwell Automation, Inc.	737,224	117,012
		764,341
Industrial Conglomerates - 2.3%
3M Co.	3,417,833	698,844
General Electric Co.	50,016,519	1,369,452
Honeywell International, Inc.	4,363,693	580,328
Roper Technologies, Inc.	584,014	132,688
		2,781,312
Machinery - 1.5%
Caterpillar, Inc.	3,362,145	354,471
Cummins, Inc.	886,864	139,858
Deere & Co.	1,680,062	205,740
Dover Corp.	891,443	73,589
Flowserve Corp. (a)	748,230	36,289
Illinois Tool Works, Inc.	1,788,005	252,502
Ingersoll-Rand PLC	1,487,688	133,297
PACCAR, Inc.	2,011,586	126,649
Parker Hannifin Corp.	764,135	120,328
Pentair PLC	958,511	63,473
Snap-On, Inc.	332,326	53,724
Stanley Black & Decker, Inc.	874,717	120,396
Xylem, Inc.	1,028,853	53,644
		1,733,960
Professional Services - 0.2%
Equifax, Inc.	687,350	94,029
Nielsen Holdings PLC	1,926,690	74,139
Robert Half International, Inc.	732,623	34,060
Verisk Analytics, Inc. (b)	886,832	71,736
		273,964
Road & Rail - 1.0%
CSX Corp.	5,311,037	287,699
J.B. Hunt Transport Services, Inc.	497,726	42,496
Kansas City Southern	611,358	58,201
Norfolk Southern Corp.	1,665,658	206,592
Ryder System, Inc.	306,497	20,358
Union Pacific Corp.	4,665,236	514,576
		1,129,922
Trading Companies & Distributors - 0.1%
Fastenal Co.	1,658,245	71,586
United Rentals, Inc. (b)	483,329	52,552
W.W. Grainger, Inc. (a)	310,309	53,460
		177,598

TOTAL INDUSTRIALS		12,056,195

INFORMATION TECHNOLOGY - 23.1%
Communications Equipment - 1.0%
Cisco Systems, Inc.	28,708,510	905,179
F5 Networks, Inc. (b)	371,410	47,589
Harris Corp.	713,502	80,026
Juniper Networks, Inc.	2,189,785	64,226
Motorola Solutions, Inc.	944,429	78,926
		1,175,946
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	1,763,742	131,575
Corning, Inc.	5,320,479	154,826
FLIR Systems, Inc.	781,618	29,616
TE Connectivity Ltd.	2,036,783	160,600
		476,617
Internet Software & Services - 5.0%
Akamai Technologies, Inc. (b)	992,850	46,813
Alphabet, Inc.:
Class A (b)	1,703,286	1,681,297
Class C (b)	1,694,008	1,634,481
eBay, Inc. (b)	5,795,465	198,784
Facebook, Inc. Class A (b)	13,501,459	2,044,931
VeriSign, Inc. (a)(b)	510,360	46,014
Yahoo!, Inc. (b)	5,032,125	253,217
		5,905,537
IT Services - 3.9%
Accenture PLC Class A	3,569,350	444,277
Alliance Data Systems Corp.	320,601	77,307
Automatic Data Processing, Inc.	2,573,426	263,442
Cognizant Technology Solutions Corp. Class A	3,489,130	233,458
CSRA, Inc.	832,204	25,099
DXC Technology Co.	1,627,407	126,157
Fidelity National Information Services, Inc.	1,884,800	161,848
Fiserv, Inc. (b)	1,230,030	154,098
Gartner, Inc. (b)	516,086	61,724
Global Payments, Inc.	872,878	79,964
IBM Corp.	4,920,507	751,017
MasterCard, Inc. Class A	5,401,079	663,685
Paychex, Inc.	1,830,851	108,441
PayPal Holdings, Inc. (b)	6,438,116	336,134
Teradata Corp. (a)(b)	750,341	20,454
The Western Union Co.	2,756,876	52,436
Total System Services, Inc.	946,005	56,335
Visa, Inc. Class A	10,651,466	1,014,339
		4,630,215
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. (a)(b)	4,422,322	49,486
Analog Devices, Inc.	2,086,460	178,935
Applied Materials, Inc.	6,190,340	284,013
Broadcom Ltd.	2,299,033	550,572
Intel Corp.	27,104,181	978,732
KLA-Tencor Corp.	898,478	93,442
Lam Research Corp.	933,536	144,857
Microchip Technology, Inc. (a)	1,240,739	103,354
Micron Technology, Inc. (b)	5,942,436	182,849
NVIDIA Corp.	3,376,557	487,406
Qorvo, Inc. (a)(b)	724,916	56,507
Qualcomm, Inc.	8,467,425	484,929
Skyworks Solutions, Inc.	1,060,079	112,824
Texas Instruments, Inc.	5,730,631	472,720
Xilinx, Inc.	1,427,066	95,200
		4,275,826
Software - 4.8%
Activision Blizzard, Inc.	3,965,300	232,287
Adobe Systems, Inc. (b)	2,841,536	403,100
Autodesk, Inc. (b)	1,122,746	125,489
CA Technologies, Inc.	1,797,089	57,094
Citrix Systems, Inc. (b)	896,320	73,982
Electronic Arts, Inc. (b)	1,767,188	200,275
Intuit, Inc.	1,393,020	195,914
Microsoft Corp.	44,299,572	3,093,882
Oracle Corp.	17,181,254	779,857
Red Hat, Inc. (b)	1,022,069	91,547
Salesforce.com, Inc. (b)	3,754,330	336,538
Symantec Corp.	3,547,587	107,527
Synopsys, Inc. (b)	862,758	64,595
		5,762,087
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	30,076,814	4,594,537
Hewlett Packard Enterprise Co.	9,543,886	179,520
HP, Inc.	9,707,630	182,115
NetApp, Inc.	1,553,280	62,892
Seagate Technology LLC (a)	1,692,159	73,727
Western Digital Corp.	1,651,417	148,727
Xerox Corp.	4,895,322	34,610
		5,276,128

TOTAL INFORMATION TECHNOLOGY		27,502,356

MATERIALS - 2.8%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	1,247,377	179,697
Albemarle Corp. U.S.	645,306	73,307
CF Industries Holdings, Inc.	1,336,377	35,949
E.I. du Pont de Nemours & Co.	4,956,339	391,154
Eastman Chemical Co.	839,778	67,275
Ecolab, Inc.	1,505,101	199,938
FMC Corp.	766,403	57,764
International Flavors & Fragrances, Inc.	453,100	62,478
LyondellBasell Industries NV Class A	1,892,220	152,362
Monsanto Co.	2,513,696	295,158
PPG Industries, Inc.	1,473,847	156,758
Praxair, Inc.	1,634,226	216,192
Sherwin-Williams Co.	465,365	154,394
The Dow Chemical Co.	6,399,105	396,489
The Mosaic Co.	2,007,562	45,431
		2,484,346
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	361,544	81,022
Vulcan Materials Co.	758,756	94,579
		175,601
Containers & Packaging - 0.3%
Avery Dennison Corp.	512,681	43,199
Ball Corp.	2,007,102	82,090
International Paper Co.	2,357,597	124,670
Sealed Air Corp.	1,109,146	49,268
WestRock Co.	1,435,483	78,119
		377,346
Metals & Mining - 0.3%
Freeport-McMoRan, Inc. (b)	7,623,048	87,589
Newmont Mining Corp.	3,046,921	104,052
Nucor Corp.	1,827,861	106,199
		297,840

TOTAL MATERIALS		3,335,133

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities, Inc.	509,498	59,448
American Tower Corp.	2,448,978	321,281
Apartment Investment & Management Co. Class A	900,130	38,634
AvalonBay Communities, Inc.	787,276	150,559
Boston Properties, Inc.	881,897	106,992
Crown Castle International Corp.	2,066,854	210,096
Digital Realty Trust, Inc.	913,030	107,911
Equinix, Inc.	445,465	196,455
Equity Residential (SBI)	2,104,462	136,979
Essex Property Trust, Inc.	375,772	96,543
Extra Space Storage, Inc.	721,815	55,919
Federal Realty Investment Trust (SBI)	413,360	50,736
General Growth Properties, Inc.	3,348,273	74,600
HCP, Inc.	2,683,929	84,114
Host Hotels & Resorts, Inc.	4,237,903	76,240
Iron Mountain, Inc.	1,406,020	49,098
Kimco Realty Corp.	2,440,001	42,798
Mid-America Apartment Communities, Inc.	650,919	66,355
Prologis, Inc.	3,034,571	168,540
Public Storage	856,055	184,351
Realty Income Corp.	1,554,168	85,370
Regency Centers Corp.	837,162	50,950
Simon Property Group, Inc.	1,833,454	282,810
SL Green Realty Corp.	576,596	58,253
The Macerich Co.	692,968	39,783
UDR, Inc.	1,532,052	59,153
Ventas, Inc.	2,032,945	135,171
Vornado Realty Trust	986,821	90,985
Welltower, Inc.	2,078,436	150,770
Weyerhaeuser Co.	4,293,776	141,523
		3,372,417
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	1,723,638	60,120

TOTAL REAL ESTATE		3,432,537

TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	35,207,746	1,356,554
CenturyLink, Inc. (a)	3,133,347	78,177
Level 3 Communications, Inc. (b)	1,674,801	99,684
Verizon Communications, Inc.	23,368,116	1,089,889
		2,624,304
UTILITIES - 3.2%
Electric Utilities - 2.0%
Alliant Energy Corp.	1,305,260	54,129
American Electric Power Co., Inc.	2,818,836	202,336
Duke Energy Corp.	4,010,656	343,633
Edison International	1,867,775	152,354
Entergy Corp.	1,028,418	81,307
Eversource Energy	1,816,609	112,757
Exelon Corp.	5,311,858	192,874
FirstEnergy Corp.	2,536,590	74,170
NextEra Energy, Inc.	2,680,503	379,130
PG&E Corp.	2,905,857	198,703
Pinnacle West Capital Corp.	638,279	56,392
PPL Corp.	3,896,690	155,517
Southern Co.	5,681,393	287,535
Xcel Energy, Inc.	2,907,755	139,311
		2,430,148
Independent Power and Renewable Electricity Producers - 0.0%
NRG Energy, Inc.	1,811,377	29,091
The AES Corp.	3,778,895	44,137
		73,228
Multi-Utilities - 1.1%
Ameren Corp.	1,390,952	78,937
CenterPoint Energy, Inc.	2,469,008	70,638
CMS Energy Corp.	1,604,627	76,075
Consolidated Edison, Inc.	1,748,812	144,784
Dominion Resources, Inc.	3,600,794	290,836
DTE Energy Co.	1,028,637	112,656
NiSource, Inc.	1,854,217	48,339
Public Service Enterprise Group, Inc.	2,901,988	130,328
SCANA Corp.	819,300	55,876
Sempra Energy	1,436,291	167,314
WEC Energy Group, Inc.	1,809,170	113,544
		1,289,327
Water Utilities - 0.1%
American Water Works Co., Inc.	1,021,651	79,873

TOTAL UTILITIES		3,872,576

TOTAL COMMON STOCKS
(Cost $66,869,653)		118,698,201
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.87% 10/12/17 (c)
(Cost $29,904)	30,000	29,892
	Shares	Value (000s)

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 0.86% (d)	218,243,774	$218,287
Fidelity Securities Lending Cash Central Fund 0.87% (d)(e)	1,310,680,839	1,310,812
TOTAL MONEY MARKET FUNDS
(Cost $1,528,985)		1,529,099
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $68,428,542)		120,257,192
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(1,235,353)
NET ASSETS - 100%		$119,021,839

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
2,698 CME E-mini S&P 500 Index Contracts (United States)	June 2017	325,257	$7,452

The face value of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $15,976,000.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$691
Fidelity Securities Lending Cash Central Fund	383
Total	$1,074

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$14,809,767	$14,809,767	$--	$--
Consumer Staples	11,172,736	11,172,736	--	--
Energy	7,118,830	7,118,830	--	--
Financials	16,282,171	16,282,171	--	--
Health Care	16,491,596	16,491,596	--	--
Industrials	12,056,195	12,056,195	--	--
Information Technology	27,502,356	27,502,356	--	--
Materials	3,335,133	3,335,133	--	--
Real Estate	3,432,537	3,432,537	--	--
Telecommunication Services	2,624,304	2,624,304	--	--
Utilities	3,872,576	3,872,576	--	--
U.S. Government and Government Agency Obligations	29,892	--	29,892	--
Money Market Funds	1,529,099	1,529,099	--	--
Total Investments in Securities:	$120,257,192	$120,227,300	$29,892	$--
Derivative Instruments:
Assets
Futures Contracts	$7,452	$7,452	$--	$--
Total Assets	$7,452	$7,452	$--	$--
Total Derivative Instruments:	$7,452	$7,452	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017 the cost of investment securities for income tax purposes was $69,012,012,000. Net unrealized appreciation aggregated $51,245,180,000, of which $54,665,708,000 related to appreciated investment securities and $3,420,528,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 28, 2017